UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Cap Equity Fund

Small-Mid Cap Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Core Fixed Income Fund

High Yield Fund

International Fixed Income Fund

Municipal Bond Fund

Inflation-Linked Fixed Income Fund

Ultra-Short Term Fixed Income Fund

FORM N-Q

November 30, 2017

Schedules of Investments

November 30, 2017

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
3,426	Adient PLC	$268,119
8,167	BorgWarner Inc.	454,739
36,359	Delphi Automotive PLC	3,805,697
10,576	Gentex Corp.	216,596
86,977	Goodyear Tire & Rubber Co. (The)	2,815,445
2,681	Lear Corp.	484,966
16,623	Tenneco Inc.	987,572
1,227	Visteon Corp.*	161,584

	Total Auto Components	9,194,718

Automobiles - 0.3%
148,501	Ford Motor Co.	1,859,233
50,149	General Motors Co.	2,160,920
6,855	Harley-Davidson Inc.	344,121
4,969	Tesla Inc.*(a)	1,534,676
1,899	Thor Industries Inc.	291,591

	Total Automobiles	6,190,541

Distributors - 0.1%
5,537	Genuine Parts Co.	514,775
11,518	LKQ Corp.*	454,039
1,623	Pool Corp.	203,914

	Total Distributors	1,172,728

Diversified Consumer Services - 0.2%
1,802	Bright Horizons Family Solutions Inc.*	160,288
148	Graham Holdings Co., Class B Shares	86,299
8,184	H&R Block Inc.	214,257
40,310	New Oriental Education & Technology Group Inc., ADR	3,420,707
6,588	Service Corp. International	243,426
5,019	ServiceMaster Global Holdings Inc.*	245,329

	Total Diversified Consumer Services	4,370,306

Hotels, Restaurants & Leisure - 1.8%
9,141	Aramark	389,407
15,474	Carnival Corp.	1,015,713
5,991	Chipotle Mexican Grill Inc., Class A Shares*	1,823,600
1,302	Choice Hotels International Inc.	102,207
4,812	Darden Restaurants Inc.	405,748
15,457	Domino’s Pizza Inc.	2,877,475
3,392	Dunkin’ Brands Group Inc.	202,502
6,944	Extended Stay America Inc.	121,312
2,598	Hilton Grand Vacations Inc.*	103,842
7,697	Hilton Worldwide Holdings Inc.	596,979
1,591	Hyatt Hotels Corp., Class A Shares*	115,125
3,830	International Game Technology PLC	105,287
13,766	Las Vegas Sands Corp.	953,846
12,093	Marriott International Inc., Class A Shares	1,535,811
31,173	McDonald’s Corp.	5,360,821
19,351	MGM Resorts International	660,256
6,300	Norwegian Cruise Line Holdings Ltd.*	341,208
6,533	Royal Caribbean Cruises Ltd.	809,308
2,875	Six Flags Entertainment Corp.(a)	188,082
133,252	Starbucks Corp.	7,704,631
1,515	Vail Resorts Inc.	341,117
6,682	Wendy’s Co. (The)	99,495
3,961	Wyndham Worldwide Corp.	445,177
3,099	Wynn Resorts Ltd.	489,890
86,461	Yum China Holdings Inc.	3,530,203
13,325	Yum! Brands Inc.	1,112,238

	Total Hotels, Restaurants & Leisure	31,431,280

Household Durables - 0.5%
3,018	CalAtlantic Group Inc.	169,129

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.2% - (continued)
Household Durables - 0.5% - (continued)
13,148	DR Horton Inc.	$670,548
4,685	Garmin Ltd.	290,845
5,063	Leggett & Platt Inc.	244,239
7,943	Lennar Corp., Class A Shares	498,662
158	Lennar Corp., Class B Shares	8,109
2,366	Mohawk Industries Inc.*	668,655
18,361	Newell Brands Inc.	568,640
125	NVR Inc.*	434,375
11,186	PulteGroup Inc.	381,778
1,676	Tempur Sealy International Inc.*	97,057
5,497	Toll Brothers Inc.	276,664
2,014	Tupperware Brands Corp.	127,124
22,864	Whirlpool Corp.	3,854,184

	Total Household Durables	8,290,009

Internet & Direct Marketing Retail - 2.7%
28,336	Amazon.com Inc.*	33,344,388
4,655	Expedia Inc.	570,237
2,139	Liberty Expedia Holdings Inc., Class A Shares*	96,426
155,182	Liberty Interactive Corp. QVC Group, Class A Shares*	3,786,441
2,812	Liberty Ventures, Series A*	156,938
15,707	Netflix Inc.*	2,946,319
4,656	Priceline Group Inc. (The)*	8,100,090
4,109	TripAdvisor Inc.*	142,254
1,367	Wayfair Inc., Class A Shares*	95,676

	Total Internet & Direct Marketing Retail	49,238,769

Leisure Products - 0.1%
3,357	Brunswick Corp.	185,810
4,356	Hasbro Inc.	405,195
12,609	Mattel Inc.(a)	230,114
2,217	Polaris Industries Inc.(a)	281,581

	Total Leisure Products	1,102,700

Media - 2.1%
1,940	AMC Networks Inc., Class A Shares*	99,988
171	Cable One Inc.	117,445
13,663	CBS Corp., Class B Shares	765,948
7,295	Charter Communications Inc., Class A Shares*	2,379,702
4,292	Cinemark Holdings Inc.	154,984
275,548	Comcast Corp., Class A Shares	10,344,072
6,372	Discovery Communications Inc., Class A Shares*	121,195
7,601	Discovery Communications Inc., Class C Shares*	137,426
8,536	DISH Network Corp., Class A Shares*	432,348
15,365	Interpublic Group of Cos., Inc. (The)	303,920
1,809	John Wiley & Sons Inc., Class A Shares	107,002
1,064	Liberty Broadband Corp., Class A Shares*	91,195
4,083	Liberty Broadband Corp., Class C Shares*	355,017
896	Liberty Media Corp-Liberty Formula One, Class A Shares*	31,172
6,303	Liberty Media Corp-Liberty Formula One, Class C Shares*	229,429
3,568	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	145,467
7,126	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	290,812
1,912	Lions Gate Entertainment Corp., Class A Shares*	62,542
4,224	Lions Gate Entertainment Corp., Class B Shares*	131,113
5,269	Live Nation Entertainment Inc.*	239,107
9,171	Madison Square Garden Co. (The), Class A Shares*	1,986,897
14,535	News Corp., Class A Shares	234,886
4,110	News Corp., Class B Shares	67,404
8,842	Omnicom Group Inc.	631,673
4,638	Regal Entertainment Group, Class A Shares(a)	93,734
3,095	Scripps Networks Interactive Inc., Class A Shares	253,295
55,104	Sirius XM Holdings Inc.(a)	303,072
8,372	TEGNA Inc.	111,180
29,609	Time Warner Inc.	2,709,520

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.2% - (continued)
Media - 2.1% - (continued)
2,715	Tribune Media Co., Class A Shares	$111,858
110,129	Twenty-First Century Fox Inc., Class A Shares	3,517,520
17,593	Twenty-First Century Fox Inc., Class B Shares	548,022
13,295	Viacom Inc., Class B Shares	376,514
90,112	Walt Disney Co. (The)	9,445,540

	Total Media	36,930,999

Multiline Retail - 0.7%
10,503	Dollar General Corp.	925,104
87,421	Dollar Tree Inc.*	8,983,382
6,214	Kohl’s Corp.	298,086
11,748	Macy’s Inc.	279,602
4,550	Nordstrom Inc.	206,798
21,126	Target Corp.	1,265,447

	Total Multiline Retail	11,958,419

Specialty Retail - 2.4%
2,578	Advance Auto Parts Inc.	260,378
2,610	AutoNation Inc.*	144,516
9,359	AutoZone Inc.*	6,427,387
5,025	Bed Bath & Beyond Inc.	112,510
10,083	Best Buy Co., Inc.	601,048
2,644	Burlington Stores Inc.*	281,242
7,123	CarMax Inc.*	490,846
3,510	Dick’s Sporting Goods Inc.	103,404
718	Floor & Decor Holdings Inc., Class A Shares*	29,144
5,106	Foot Locker Inc.	218,741
4,129	GameStop Corp., Class A Shares(a)	77,419
8,450	Gap Inc. (The)	273,019
70,446	Home Depot Inc. (The)	12,667,600
9,292	L Brands Inc.	521,002
117,524	Lowe’s Cos., Inc.	9,797,976
3,798	Michaels Cos., Inc. (The)*	82,037
1,255	Murphy USA Inc.*	98,957
3,278	O’Reilly Automotive Inc.*	774,296
1,602	Penske Automotive Group Inc.	77,473
14,693	Ross Stores Inc.	1,117,109
4,869	Sally Beauty Holdings Inc.*	83,016
2,749	Signet Jewelers Ltd.(a)	143,745
4,128	Tiffany & Co.	390,096
24,605	TJX Cos., Inc. (The)	1,858,908
41,187	Tractor Supply Co.	2,810,601
18,489	Ulta Beauty Inc.*	4,099,196
3,636	Urban Outfitters Inc.*	113,152
3,551	Williams-Sonoma Inc.(a)	181,669

	Total Specialty Retail	43,836,487

Textiles, Apparel & Luxury Goods - 0.8%
30,330	Carter’s Inc.	3,285,346
14,052	Hanesbrands Inc.	293,546
3,566	lululemon athletica Inc.*	238,779
5,406	Michael Kors Holdings Ltd.*	315,927
141,490	NIKE Inc., Class B Shares	8,548,826
2,997	PVH Corp.	403,246
2,076	Ralph Lauren Corp., Class A Shares	197,531
5,259	Skechers U.S.A. Inc., Class A Shares*	184,591
10,422	Tapestry Inc.	434,493
7,165	Under Armour Inc., Class A Shares*(a)	95,223
7,443	Under Armour Inc., Class C Shares*(a)	88,795
12,226	V.F. Corp.	892,009

	Total Textiles, Apparel & Luxury Goods	14,978,312

	TOTAL CONSUMER DISCRETIONARY	218,695,268

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 8.2%
Beverages - 3.0%
25,470	Anheuser-Busch InBev SA, ADR	$2,916,060
2,183	Brown-Forman Corp., Class A Shares	131,657
6,368	Brown-Forman Corp., Class B Shares	380,806
506,254	Coca-Cola Co. (The)	23,171,246
6,170	Constellation Brands Inc., Class A Shares	1,342,530
7,001	Dr Pepper Snapple Group Inc.	631,420
168,217	Molson Coors Brewing Co., Class B Shares	13,137,748
88,435	Monster Beverage Corp.*	5,542,221
54,532	PepsiCo Inc.	6,354,069

	Total Beverages	53,607,757

Food & Staples Retailing - 1.8%
1,553	Casey’s General Stores Inc.	187,525
53,253	Costco Wholesale Corp.	9,821,451
156,971	CVS Health Corp.	12,023,978
33,917	Kroger Co. (The)	877,094
41,341	Rite Aid Corp.*(a)	83,095
5,202	Sprouts Farmers Market Inc.*	121,623
18,823	Sysco Corp.	1,086,652
4,771	US Foods Holding Corp.*	138,931
35,362	Walgreens Boots Alliance Inc.	2,572,939
55,656	Wal-Mart Stores Inc.	5,411,433

	Total Food & Staples Retailing	32,324,721

Food Products - 1.9%
176,498	Archer-Daniels-Midland Co.	7,038,740
3,385	Blue Buffalo Pet Products Inc.*	103,953
5,438	Bunge Ltd.	363,857
6,998	Campbell Soup Co.	345,001
15,497	Conagra Brands Inc.	578,503
6,964	Flowers Foods Inc.	139,141
22,009	General Mills Inc.	1,244,829
4,017	Hain Celestial Group Inc. (The)*	165,099
5,401	Hershey Co. (The)	599,133
10,214	Hormel Foods Corp.	372,300
2,708	Ingredion Inc.	375,004
4,167	J.M. Smucker Co. (The)	486,164
95,605	Kellogg Co.	6,325,227
22,988	Kraft Heinz Co. (The)	1,870,534
5,451	Lamb Weston Holdings Inc.	296,371
19,831	McCormick & Co., Inc.	2,026,332
215,627	Mondelez International Inc., Class A Shares	9,259,023
2,467	Pilgrim’s Pride Corp.*	90,465
4,350	Pinnacle Foods Inc.	253,300
2,378	Post Holdings Inc.*	188,932
9	Seaboard Corp.	38,925
1,995	TreeHouse Foods Inc.*	91,810
10,629	Tyson Foods Inc., Class A Shares	874,235

	Total Food Products	33,126,878

Household Products - 0.8%
9,645	Church & Dwight Co., Inc.	454,183
4,964	Clorox Co. (The)	691,436
32,870	Colgate-Palmolive Co.	2,381,431
2,521	Energizer Holdings Inc.	115,789
13,517	Kimberly-Clark Corp.	1,618,796
97,728	Procter & Gamble Co. (The)	8,794,543
1,001	Spectrum Brands Holdings Inc.	114,995

	Total Household Products	14,171,173

Personal Products - 0.1%
18,409	Coty Inc., Class A Shares	317,187
2,079	Edgewell Personal Care Co.*	120,561
8,311	Estee Lauder Cos., Inc. (The), Class A Shares	1,037,462
2,746	Herbalife Ltd.*	192,605

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 8.2% - (continued)
Personal Products - 0.1% - (continued)
1,869	Nu Skin Enterprises Inc., Class A Shares	$126,924

	Total Personal Products	1,794,739

Tobacco - 0.6%
73,804	Altria Group Inc.	5,006,126
59,319	Philip Morris International Inc.	6,095,027

	Total Tobacco	11,101,153

	TOTAL CONSUMER STAPLES	146,126,421

ENERGY - 6.4%
Energy Equipment & Services - 1.3%
16,261	Baker Hughes a GE Co.	483,439
191,038	Halliburton Co.	7,981,568
4,066	Helmerich & Payne Inc.(a)	238,186
11,171	Nabors Industries Ltd.	67,473
124,704	National Oilwell Varco Inc.	4,183,819
3,969	Oceaneering International Inc.	77,554
7,533	Patterson-UTI Energy Inc.	162,637
2,504	RPC Inc.(a)	60,196
144,256	Schlumberger Ltd.	9,066,490
15,747	Transocean Ltd.*(a)	159,675
34,996	Weatherford International PLC*(a)	115,487

	Total Energy Equipment & Services	22,596,524

Oil, Gas & Consumable Fuels - 5.1%
21,519	Anadarko Petroleum Corp.	1,034,849
5,914	Andeavor	623,750
8,360	Antero Resources Corp.*	158,840
14,656	Apache Corp.	613,060
17,450	Cabot Oil & Gas Corp.	505,177
4,004	Centennial Resource Development Inc., Class A Shares*	81,241
8,086	Cheniere Energy Inc.*	390,716
32,723	Chesapeake Energy Corp.*(a)	133,183
128,795	Chevron Corp.	15,325,317
3,551	Cimarex Energy Co.	412,307
9,119	CNX Resources Corp.*	127,210
5,673	Concho Resources Inc.*	793,426
190,276	ConocoPhillips	9,681,243
1,139	CONSOL Energy Inc.*	25,058
3,482	Continental Resources Inc.*	164,803
20,261	Devon Energy Corp.	780,656
3,857	Diamondback Energy Inc.*	421,609
3,897	Energen Corp.*	220,025
65,954	EOG Resources Inc.	6,748,413
8,889	EQT Corp.	529,784
4,350	Extraction Oil & Gas Inc.*	65,511
162,046	Exxon Mobil Corp.	13,496,811
5,126	Gulfport Energy Corp.*	65,613
10,933	Hess Corp.	501,606
6,924	HollyFrontier Corp.	307,980
73,544	Kinder Morgan Inc.	1,267,163
9,602	Kosmos Energy Ltd.*	76,624
5,890	Laredo Petroleum Inc.*	62,964
584,134	Marathon Oil Corp.	8,668,549
19,140	Marathon Petroleum Corp.	1,198,738
6,558	Murphy Oil Corp.	183,296
7,457	Newfield Exploration Co.*	230,645
18,576	Noble Energy Inc.	488,549
134,299	Occidental Petroleum Corp.	9,468,080
14,284	ONEOK Inc.	741,340
8,356	Parsley Energy Inc., Class A Shares*	224,442
3,964	PBF Energy Inc., Class A Shares	128,315
16,648	Phillips 66	1,624,179

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.4% - (continued)
Oil, Gas & Consumable Fuels - 5.1% - (continued)
42,654	Pioneer Natural Resources Co.	$6,655,730
9,337	QEP Resources Inc.*	90,195
8,963	Range Resources Corp.	161,513
4,681	RSP Permian Inc.*	171,933
3,814	SM Energy Co.	78,721
19,792	Southwestern Energy Co.*	125,877
104,095	Suncor Energy Inc.	3,618,342
8,056	Targa Resources Corp.	349,630
17,060	Valero Energy Corp.	1,460,677
3,260	Whiting Petroleum Corp.*	81,337
31,623	Williams Cos., Inc. (The)	918,648
2,774	World Fuel Services Corp.	77,866
15,987	WPX Energy Inc.*	202,555

	Total Oil, Gas & Consumable Fuels	91,564,096

	TOTAL ENERGY	114,160,620

FINANCIALS - 12.2%
Banks - 4.0%
5,886	Associated Banc-Corp.	150,093
376,460	Bank of America Corp.	10,604,878
1,465	Bank of Hawaii Corp.	124,349
4,070	Bank of the Ozarks	196,255
4,009	BankUnited Inc.	149,255
172,790	BB&T Corp.	8,539,282
986	BOK Financial Corp.	87,754
5,124	CIT Group Inc.	255,380
104,112	Citigroup Inc.	7,860,456
19,534	Citizens Financial Group Inc.	795,034
6,851	Comerica Inc.	570,757
3,382	Commerce Bancshares Inc.	191,489
2,059	Cullen/Frost Bankers Inc.	202,626
5,745	East West Bancorp Inc.	353,547
29,108	Fifth Third Bancorp	888,085
1,925	First Hawaiian Inc.	56,345
9,257	First Horizon National Corp.	179,493
39,614	First Republic Bank	3,784,722
11,448	FNB Corp.	162,447
42,018	Huntington Bancshares Inc.	605,059
135,218	JPMorgan Chase & Co.	14,132,985
42,126	KeyCorp	799,552
5,551	M&T Bank Corp.	937,841
4,434	PacWest Bancorp	211,324
12,423	People’s United Financial Inc.	236,286
2,589	Pinnacle Financial Partners Inc.	177,735
18,490	PNC Financial Services Group Inc. (The)	2,598,954
4,114	Popular Inc.	145,471
2,365	Prosperity Bancshares Inc.	165,645
46,289	Regions Financial Corp.	767,935
2,006	Signature Bank*	275,384
18,496	SunTrust Banks Inc.	1,139,909
2,070	SVB Financial Group*	471,215
4,393	Synovus Financial Corp.	218,025
6,307	TCF Financial Corp.	128,095
60,465	US Bancorp	3,334,645
3,265	Webster Financial Corp.	187,313
171,724	Wells Fargo & Co.	9,697,254
3,524	Western Alliance Bancorp*	205,026
7,673	Zions Bancorporation	380,197

	Total Banks	71,968,097

Capital Markets - 3.3%
18,361	Affiliated Managers Group Inc.	3,647,780
41,920	Ameriprise Financial Inc.	6,842,602

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Capital Markets - 3.3% - (continued)
158,715	Bank of New York Mellon Corp. (The)	$8,688,059
8,152	BGC Partners Inc., Class A Shares	133,122
12,651	BlackRock Inc., Class A Shares	6,340,555
4,239	Cboe Global Markets Inc.	523,220
196,524	Charles Schwab Corp. (The)	9,588,406
12,951	CME Group Inc., Class A Shares	1,936,693
10,456	E*Trade Financial Corp.*	503,352
4,008	Eaton Vance Corp.	221,562
1,398	FactSet Research Systems Inc.	279,432
3,800	Federated Investors Inc., Class B Shares	127,528
12,984	Franklin Resources Inc.	562,856
14,050	Goldman Sachs Group Inc. (The)	3,479,342
2,602	Interactive Brokers Group Inc., Class A Shares	148,470
61,331	Intercontinental Exchange Inc.	4,382,100
15,491	Invesco Ltd.	560,309
4,634	Lazard Ltd., Class A Shares	228,224
3,131	Legg Mason Inc.	125,115
3,098	LPL Financial Holdings Inc.	160,600
1,383	MarketAxess Holdings Inc.	270,058
6,377	Moody’s Corp.	968,156
47,955	Morgan Stanley(b)	2,474,958
709	Morningstar Inc.	65,441
3,474	MSCI Inc., Class A Shares	447,104
4,189	Nasdaq Inc.	331,601
8,089	Northern Trust Corp.	790,942
4,762	Raymond James Financial Inc.	420,485
9,858	S&P Global Inc.	1,631,302
5,345	SEI Investments Co.	376,074
14,367	State Street Corp.	1,369,893
9,093	T. Rowe Price Group Inc.	935,852
9,974	TD Ameritrade Holding Corp.	510,370

	Total Capital Markets	59,071,563

Consumer Finance - 0.6%
17,106	Ally Financial Inc.	459,467
56,272	American Express Co.	5,498,337
18,385	Capital One Financial Corp.	1,691,420
469	Credit Acceptance Corp.*(a)	142,060
14,090	Discover Financial Services	994,754
10,262	Navient Corp.	129,404
2,267	OneMain Holdings Inc., Class A Shares*	58,511
4,542	Santander Consumer USA Holdings Inc.	78,304
15,211	SLM Corp.*	175,992
30,355	Synchrony Financial	1,089,441

	Total Consumer Finance	10,317,690

Diversified Financial Services - 0.9%
73,503	Berkshire Hathaway Inc., Class B Shares*	14,186,814
12,414	Leucadia National Corp.	326,612
6,745	Voya Financial Inc.	298,129

	Total Diversified Financial Services	14,811,555

Insurance - 3.3%
71,076	Aflac Inc.	6,229,101
563	Alleghany Corp.*	329,242
85,514	Allstate Corp. (The)	8,778,867
2,699	American Financial Group Inc.	283,557
34,338	American International Group Inc.	2,058,907
167	American National Insurance Co.	20,933
9,923	Aon PLC	1,391,403
4,755	Arch Capital Group Ltd.*	450,251
6,832	Arthur J. Gallagher & Co.	449,751
2,415	Aspen Insurance Holdings Ltd.	99,015
20,629	Assurant Inc.	2,080,847

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Insurance - 3.3% - (continued)
4,632	Assured Guaranty Ltd.	$168,188
3,919	Athene Holding Ltd., Class A Shares*	188,386
3,019	Axis Capital Holdings Ltd.	158,165
3,187	Brighthouse Financial Inc.*	187,364
4,677	Brown & Brown Inc.	239,696
17,742	Chubb Ltd.	2,698,736
6,054	Cincinnati Financial Corp.	452,415
1,198	CNA Financial Corp.	65,147
892	Erie Indemnity Co., Class A Shares	110,510
1,574	Everest Re Group Ltd.	345,650
3,922	First American Financial Corp.	218,024
9,964	FNF Group	403,143
1,538	Hanover Insurance Group Inc. (The)	165,489
13,996	Hartford Financial Services Group Inc. (The)	803,930
73,743	Lincoln National Corp.	5,645,027
10,676	Loews Corp.	536,789
524	Markel Corp.*	580,016
102,621	Marsh & McLennan Cos., Inc.	8,612,981
987	Mercury General Corp.	54,167
34,460	MetLife Inc.	1,849,813
9,712	Old Republic International Corp.	203,661
10,299	Principal Financial Group Inc.	729,066
1,898	ProAssurance Corp.	117,391
22,186	Progressive Corp. (The)	1,179,852
16,448	Prudential Financial Inc.	1,905,336
2,432	Reinsurance Group of America Inc., Class A Shares	394,106
1,452	RenaissanceRe Holdings Ltd.	192,608
4,550	Torchmark Corp.	404,268
10,642	Travelers Cos., Inc. (The)	1,442,736
8,918	Unum Group	504,937
3,019	Validus Holdings Ltd.	148,474
167	White Mountains Insurance Group Ltd.	148,795
35,494	Willis Towers Watson PLC	5,707,435
3,433	WR Berkley Corp.	237,289
9,849	XL Group Ltd.	382,338

	Total Insurance	59,353,802

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
14,078	AGNC Investment Corp.	280,152
41,081	Annaly Capital Management Inc.	479,415
7,531	Chimera Investment Corp.	137,818
14,863	MFA Financial Inc.	118,904
10,942	New Residential Investment Corp.	193,564
9,872	Starwood Property Trust Inc.	214,025
6,824	Two Harbors Investment Corp.	109,184

	Total Mortgage Real Estate Investment Trusts (REITs)	1,533,062

Thrifts & Mortgage Finance - 0.0%
18,738	New York Community Bancorp Inc.	249,965
2,294	TFS Financial Corp.	34,937

	Total Thrifts & Mortgage Finance	284,902

	TOTAL FINANCIALS	217,340,671

HEALTH CARE - 15.0%
Biotechnology - 3.1%
60,883	AbbVie Inc.	5,900,780
3,868	ACADIA Pharmaceuticals Inc.*	117,007
1,705	Agios Pharmaceuticals Inc.*	104,943
63,436	Alexion Pharmaceuticals Inc.*	6,965,907
5,601	Alkermes PLC*	292,876
3,062	Alnylam Pharmaceuticals Inc.*	411,961
28,113	Amgen Inc.	4,938,330
19,472	Biogen Inc.*	6,273,294

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.0% - (continued)
Biotechnology - 3.1% - (continued)
6,694	BioMarin Pharmaceutical Inc.*	$574,345
4,263	Bioverativ Inc.*	213,235
110,403	Celgene Corp.*	11,131,934
11,373	Exelixis Inc.*	307,981
49,715	Gilead Sciences Inc.	3,717,688
6,448	Incyte Corp.*	638,288
699	Intercept Pharmaceuticals Inc.*(a)	42,926
2,292	Intrexon Corp.*(a)	31,263
4,581	Ionis Pharmaceuticals Inc.*	254,200
2,592	Juno Therapeutics Inc.*	141,575
3,124	Neurocrine Biosciences Inc.*	224,584
13,169	OPKO Health Inc.*(a)	69,137
8,625	Regeneron Pharmaceuticals Inc.*	3,121,043
3,529	Seattle Genetics Inc.*	215,022
19,930	Shire PLC, ADR	2,964,587
1,323	TESARO Inc.*	111,926
1,650	United Therapeutics Corp.*	214,484
42,835	Vertex Pharmaceuticals Inc.*	6,180,662

	Total Biotechnology	55,159,978

Health Care Equipment & Supplies - 3.1%
191,172	Abbott Laboratories	10,776,366
1,572	ABIOMED Inc.*	306,288
3,058	Align Technology Inc.*	797,771
19,047	Baxter International Inc.	1,248,150
8,547	Becton Dickinson and Co.	1,950,511
52,392	Boston Scientific Corp.*	1,376,862
1,810	Cooper Cos., Inc. (The)	436,536
2,773	CR Bard Inc.	931,562
23,415	Danaher Corp.	2,209,439
49,399	DENTSPLY SIRONA Inc.	3,310,227
3,192	DexCom Inc.*	186,508
43,223	Edwards Lifesciences Corp.*	5,065,736
2,383	Hill-Rom Holdings Inc.	201,483
10,473	Hologic Inc.*	436,933
3,358	IDEXX Laboratories Inc.*	525,225
4,191	Intuitive Surgical Inc.*	1,675,478
235,637	Medtronic PLC	19,352,867
5,255	ResMed Inc.	448,777
3,311	STERIS PLC	297,857
12,994	Stryker Corp.	2,027,064
1,648	Teleflex Inc.	437,577
3,594	Varian Medical Systems Inc.*	401,629
2,675	West Pharmaceutical Services Inc.	267,313
7,729	Zimmer Biomet Holdings Inc.	905,066

	Total Health Care Equipment & Supplies	55,573,225

Health Care Providers & Services - 3.9%
2,958	Acadia Healthcare Co., Inc.*	94,153
44,783	Aetna Inc.	8,069,001
6,093	AmerisourceBergen Corp., Class A Shares	516,808
36,187	Anthem Inc.	8,502,498
7,492	Brookdale Senior Living Inc.*	80,089
106,499	Cardinal Health Inc.	6,303,676
6,539	Centene Corp.*	667,566
9,472	Cigna Corp.	2,005,507
5,811	DaVita Inc.*	354,820
4,294	Envision Healthcare Corp.*	137,107
124,587	Express Scripts Holding Co.*	8,120,581
69,208	HCA Healthcare Inc.*	5,882,680
6,088	Henry Schein Inc.*	434,988
5,508	Humana Inc.	1,436,817
3,907	Laboratory Corp. of America Holdings*	618,361

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.0% - (continued)
Health Care Providers & Services - 3.9% - (continued)
1,470	LifePoint Health Inc.*	$70,266
8,102	McKesson Corp.	1,196,989
3,616	MEDNAX Inc.*	180,041
3,379	Patterson Cos., Inc.	123,502
1,786	Premier Inc., Class A Shares*	51,830
72,345	Quest Diagnostics Inc.	7,123,089
72,730	UnitedHealth Group Inc.	16,594,804
3,188	Universal Health Services Inc., Class B Shares	345,420
1,656	WellCare Health Plans Inc.*	352,711

	Total Health Care Providers & Services	69,263,304

Health Care Technology - 0.0%
1,406	athenahealth Inc.*	186,843
11,023	Cerner Corp.*	779,216
4,200	Veeva Systems Inc., Class A Shares*	252,882

	Total Health Care Technology	1,218,941

Life Sciences Tools & Services - 0.9%
12,356	Agilent Technologies Inc.	855,529
772	Bio-Rad Laboratories Inc., Class A Shares*	209,444
1,334	Bio-Techne Corp.	179,757
4,305	Bruker Corp.	151,450
1,892	Charles River Laboratories International Inc.*	197,146
27,346	Illumina Inc.*	6,290,400
4,800	IQVIA Holdings Inc.*	489,648
970	Mettler-Toledo International Inc.*	610,334
3,967	PerkinElmer Inc.	292,289
8,967	QIAGEN NV*	286,047
31,167	Thermo Fisher Scientific Inc.	6,007,751
2,927	Waters Corp.*	577,117

	Total Life Sciences Tools & Services	16,146,912

Pharmaceuticals - 4.0%
3,460	Akorn Inc.*	112,623
12,843	Allergan PLC	2,232,498
144,343	Bristol-Myers Squibb Co.	9,121,034
37,323	Eli Lilly & Co.	3,159,019
8,262	Endo International PLC*	60,643
171,033	Johnson & Johnson	23,830,028
3,590	Mallinckrodt PLC*	78,334
205,826	Merck & Co., Inc.	11,376,003
20,441	Mylan NV*	746,710
5,011	Perrigo Co. PLC	437,009
422,054	Pfizer Inc.	15,303,678
66,827	Zoetis Inc., Class A Shares	4,830,924

	Total Pharmaceuticals	71,288,503

	TOTAL HEALTH CARE	268,650,863

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.1%
15,330	Arconic Inc.	377,271
21,274	Boeing Co. (The)	5,888,643
3,747	BWX Technologies Inc.	234,000
9,907	General Dynamics Corp.	2,052,334
1,015	HEICO Corp.	91,715
1,922	HEICO Corp., Class A Shares	145,880
3,285	Hexcel Corp.	203,670
1,780	Huntington Ingalls Industries Inc.	430,173
2,971	L3 Technologies Inc.	590,011
9,562	Lockheed Martin Corp.	3,051,425
30,354	Northrop Grumman Corp.	9,330,820
2,082	Orbital ATK Inc.	274,699
47,007	Raytheon Co.	8,985,388
6,208	Rockwell Collins Inc.	821,381

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.8% - (continued)
Aerospace & Defense - 2.1% - (continued)
4,609	Spirit AeroSystems Holdings Inc., Class A Shares	$388,308
1,242	Teledyne Technologies Inc.*	231,310
10,311	Textron Inc.	574,426
1,855	TransDigm Group Inc.	526,431
28,512	United Technologies Corp.	3,462,782

	Total Aerospace & Defense	37,660,667

Air Freight & Logistics - 1.1%
5,390	CH Robinson Worldwide Inc.	467,043
6,998	Expeditors International of Washington Inc.	453,330
9,453	FedEx Corp.	2,187,991
135,310	United Parcel Service Inc., Class B Shares	16,433,400
4,354	XPO Logistics Inc.*	344,097

	Total Air Freight & Logistics	19,885,861

Airlines - 0.3%
4,577	Alaska Air Group Inc.	316,591
17,021	American Airlines Group Inc.	859,390
1,129	Copa Holdings SA, Class A Shares	151,501
25,222	Delta Air Lines Inc.	1,334,748
13,191	JetBlue Airways Corp.*	283,211
21,414	Southwest Airlines Co.	1,299,187
2,868	Spirit Airlines Inc.*	122,263
10,715	United Continental Holdings Inc.*	678,474

	Total Airlines	5,045,365

Building Products - 0.4%
3,461	Allegion PLC	291,208
5,216	AO Smith Corp.	330,799
1,898	Armstrong World Industries Inc.*	113,785
5,971	Fortune Brands Home & Security Inc.	408,536
136,514	Johnson Controls International PLC	5,138,387
1,405	Lennox International Inc.	294,685
12,286	Masco Corp.	527,192
4,332	Owens Corning	382,732
3,611	USG Corp.*	137,254

	Total Building Products	7,624,578

Commercial Services & Supplies - 0.6%
3,335	Cintas Corp.	525,062
2,132	Clean Harbors Inc.*	114,830
7,306	Copart Inc.*	315,327
5,436	KAR Auction Services Inc.	273,811
7,608	Pitney Bowes Inc.	81,177
8,958	Republic Services Inc., Class A Shares	581,733
3,465	Rollins Inc.	160,603
3,057	Stericycle Inc.*	202,710
101,882	Waste Management Inc.	8,379,794

	Total Commercial Services & Supplies	10,635,047

Construction & Engineering - 0.2%
49,588	AECOM*	1,859,550
5,232	Fluor Corp.	253,281
4,504	Jacobs Engineering Group Inc.	295,597
5,790	Quanta Services Inc.*	219,441
876	Valmont Industries Inc.	151,373

	Total Construction & Engineering	2,779,242

Electrical Equipment - 0.4%
14,027	Acuity Brands Inc.	2,404,508
8,723	AMETEK Inc.	634,075
17,090	Eaton Corp. PLC	1,329,260
24,587	Emerson Electric Co.	1,593,729
2,063	Hubbell Inc., Class B Shares	259,505
1,821	Regal Beloit Corp.	140,126
4,918	Rockwell Automation Inc.	949,568

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.8% - (continued)
Electrical Equipment - 0.4% - (continued)
6,648	Sensata Technologies Holding NV*	$332,068

	Total Electrical Equipment	7,642,839

Industrial Conglomerates - 1.2%
22,144	3M Co.	5,384,092
2,434	Carlisle Cos., Inc.	279,837
332,242	General Electric Co.	6,076,706
50,810	Honeywell International Inc.	7,924,328
3,855	Roper Technologies Inc.	1,030,094

	Total Industrial Conglomerates	20,695,057

Machinery - 1.3%
2,516	AGCO Corp.	178,082
5,207	Allison Transmission Holdings Inc.	213,695
21,683	Caterpillar Inc.	3,060,555
3,633	Colfax Corp.*	135,366
1,784	Crane Co.	152,300
6,069	Cummins Inc.	1,015,951
12,138	Deere & Co.	1,819,001
4,721	Donaldson Co., Inc.	235,578
5,800	Dover Corp.	566,718
4,809	Flowserve Corp.	204,767
11,823	Fortive Corp.	882,587
1,500	Gardner Denver Holdings Inc.*	48,615
2,061	Graco Inc.	271,207
2,868	IDEX Corp.	388,815
11,656	Illinois Tool Works Inc.	1,972,778
9,822	Ingersoll-Rand PLC	860,604
3,707	ITT Inc.	200,919
2,303	Lincoln Electric Holdings Inc.	209,895
2,151	Middleby Corp. (The)*	274,296
2,154	Nordson Corp.	276,487
2,872	Oshkosh Corp.	258,595
13,136	PACCAR Inc.	923,855
5,065	Parker-Hannifin Corp.	949,637
6,243	Pentair PLC	444,252
2,218	Snap-on Inc.	375,796
5,857	Stanley Black & Decker Inc.	993,523
3,092	Terex Corp.	144,582
2,775	Timken Co. (The)	138,472
4,055	Toro Co. (The)	264,589
6,079	Trinity Industries Inc.	216,716
1,978	WABCO Holdings Inc.*	295,612
55,231	Wabtec Corp.(a)	4,247,264
5,224	Welbilt Inc.*	117,227
6,974	Xylem Inc.	483,577

	Total Machinery	22,821,913

Marine - 0.0%
1,872	Kirby Corp.*	125,986

Professional Services - 0.2%
1,462	Dun & Bradstreet Corp. (The)	179,987
4,563	Equifax Inc.	520,730
15,023	IHS Markit Ltd.*	670,326
2,472	ManpowerGroup Inc.	318,641
13,777	Nielsen Holdings PLC	505,891
4,773	Robert Half International Inc.	272,252
5,481	TransUnion*	304,305
5,850	Verisk Analytics Inc., Class A Shares*	564,057

	Total Professional Services	3,336,189

Road & Rail - 0.6%
241	AMERCO	89,332
28,859	Avis Budget Group Inc.*	1,099,528
33,253	CSX Corp.	1,853,855

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.8% - (continued)
Road & Rail - 0.6% - (continued)
2,303	Genesee & Wyoming Inc., Class A Shares*	$181,522
31,016	Hertz Global Holdings Inc.*(a)	587,753
3,285	JB Hunt Transport Services Inc.	365,095
4,089	Kansas City Southern	458,540
1,508	Landstar System Inc.	155,626
11,072	Norfolk Southern Corp.	1,534,911
2,218	Old Dominion Freight Line Inc.	286,654
2,162	Ryder System Inc.	178,322
30,871	Union Pacific Corp.	3,905,182

	Total Road & Rail	10,696,320

Trading Companies & Distributors - 0.4%
56,549	AerCap Holdings NV*	2,938,851
3,462	Air Lease Corp., Class A Shares	149,905
10,863	Fastenal Co.	569,113
7,320	HD Supply Holdings Inc.*	270,694
1,736	MSC Industrial Direct Co., Inc., Class A Shares	156,361
3,297	United Rentals Inc.*	525,806
3,689	Univar Inc.*	108,678
1,206	Watsco Inc.	202,005
1,813	WESCO International Inc.*	118,842
13,726	WW Grainger Inc.	3,037,701

	Total Trading Companies & Distributors	8,077,956

Transportation Infrastructure - 0.0%
2,822	Macquarie Infrastructure Corp.	188,453

	TOTAL INDUSTRIALS	157,215,473

INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.8%
2,069	Arista Networks Inc.*	482,325
49,829	ARRIS International PLC*	1,493,375
771,516	Cisco Systems Inc.	28,777,547
60,615	CommScope Holding Co., Inc.*	2,181,534
1,572	EchoStar Corp., Class A Shares*	94,084
2,352	F5 Networks Inc.*	315,638
4,692	Harris Corp.	677,994
14,065	Juniper Networks Inc.	390,444
131,824	Motorola Solutions Inc.	12,405,957
20,981	Palo Alto Networks Inc.*	3,057,981

	Total Communications Equipment	49,876,879

Electronic Equipment, Instruments & Components - 1.3%
11,459	Amphenol Corp., Class A Shares	1,038,071
3,206	Arrow Electronics Inc.*	258,820
4,515	Avnet Inc.	186,966
5,951	CDW Corp.	416,630
29,510	Cognex Corp.	4,089,201
916	Coherent Inc.*	267,435
192,964	Corning Inc.	6,250,104
2,067	Dolby Laboratories Inc., Class A Shares	128,526
152,882	Flex Ltd.*	2,762,578
4,925	FLIR Systems Inc.	229,406
1,302	IPG Photonics Corp.*	298,132
6,985	Jabil Inc.	201,517
7,172	Keysight Technologies Inc.*	311,982
4,190	National Instruments Corp.	184,151
59,330	TE Connectivity Ltd.	5,603,125
9,393	Trimble Inc.*	394,412
1,619	Universal Display Corp.	293,039
1,900	Zebra Technologies Corp., Class A Shares*	209,608

	Total Electronic Equipment, Instruments & Components	23,123,703

Internet Software & Services - 5.5%
66,581	Akamai Technologies Inc.*	3,713,888

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.8% - (continued)
Internet Software & Services - 5.5% - (continued)
30,845	Alibaba Group Holding Ltd., ADR*	$5,462,033
25,802	Alphabet Inc., Class A Shares*	26,735,258
16,600	Alphabet Inc., Class C Shares*	16,955,406
1,199	CoStar Group Inc.*	365,659
379,108	eBay Inc.*	13,143,674
148,995	Facebook Inc., Class A Shares*	26,398,934
4,339	GoDaddy Inc., Class A Shares*	211,092
2,596	IAC/InterActiveCorp.*	330,393
1,848	LogMeIn Inc.	219,912
1,231	Match Group Inc.*(a)	36,192
12,527	MercadoLibre Inc.	3,446,679
9,006	Pandora Media Inc.*(a)	45,030
25,745	Twitter Inc.*	529,832
3,466	VeriSign Inc.*(a)	398,937
2,020	Zillow Group Inc., Class A Shares*	82,941
3,740	Zillow Group Inc., Class C Shares*	153,490

	Total Internet Software & Services	98,229,350

IT Services - 3.7%
23,684	Accenture PLC, Class A Shares	3,505,469
1,865	Alliance Data Systems Corp.	446,239
5,686	Amdocs Ltd.	371,239
17,127	Automatic Data Processing Inc.	1,960,356
4,084	Black Knight Inc.*	183,372
5,302	Booz Allen Hamilton Holding Corp., Class A Shares	205,134
4,542	Broadridge Financial Solutions Inc.	409,961
22,378	Cognizant Technology Solutions Corp., Class A Shares	1,617,482
7,994	Conduent Inc.*	121,988
3,055	CoreLogic Inc.*	133,229
6,013	CSRA Inc.	173,956
2,214	DST Systems Inc.	138,552
106,533	DXC Technology Co.	10,242,083
2,011	Euronet Worldwide Inc.*	183,705
12,572	Fidelity National Information Services Inc.	1,185,917
13,360	First Data Corp., Class A Shares*	219,772
8,127	Fiserv Inc.*	1,068,294
3,560	FleetCor Technologies Inc.*	647,457
3,383	Gartner Inc.*	408,971
4,888	Genpact Ltd.	157,589
5,812	Global Payments Inc.	584,455
32,819	International Business Machines Corp.	5,053,141
2,807	Jack Henry & Associates Inc.	323,703
5,657	Leidos Holdings Inc.	359,616
35,985	MasterCard Inc., Class A Shares	5,414,663
12,340	Paychex Inc.	830,605
100,123	PayPal Holdings Inc.*	7,582,315
7,525	Sabre Corp.	149,823
9,084	Square Inc., Class A Shares*	356,274
5,209	Teradata Corp.*	197,994
7,024	Total System Services Inc.	522,305
5,885	Vantiv Inc., Class A Shares*	441,375
161,848	Visa Inc., Class A Shares	18,222,466
162,622	Western Union Co. (The)	3,202,027
1,564	WEX Inc.*	201,318

	Total IT Services	66,822,845

Semiconductors & Semiconductor Equipment - 4.0%
31,628	Advanced Micro Devices Inc.*(a)	344,429
13,851	Analog Devices Inc.	1,192,710
129,710	Applied Materials Inc.	6,844,797
34,986	Broadcom Ltd.	9,724,009
2,347	Cavium Inc.*	200,622
11,528	Cypress Semiconductor Corp.	184,563

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.8% - (continued)
Semiconductors & Semiconductor Equipment - 4.0% - (continued)
3,056	First Solar Inc.*	$189,778
358,311	Intel Corp.	16,066,665
6,077	KLA-Tencor Corp.	621,312
6,180	Lam Research Corp.	1,188,599
14,817	Marvell Technology Group Ltd.	331,012
10,952	Maxim Integrated Products Inc.	573,118
8,590	Microchip Technology Inc.	747,244
40,031	Micron Technology Inc.*	1,696,914
33,940	Microsemi Corp.*	1,793,729
49,171	NVIDIA Corp.	9,869,111
13,010	NXP Semiconductors NV*	1,475,204
15,429	ON Semiconductor Corp.*	309,814
4,885	Qorvo Inc.*	374,093
56,517	QUALCOMM Inc.	3,749,338
63,954	Skyworks Solutions Inc.	6,698,542
7,647	Teradyne Inc.	309,474
66,713	Texas Instruments Inc.	6,490,508
3,939	Versum Materials Inc.	151,258
9,556	Xilinx Inc.	664,237

	Total Semiconductors & Semiconductor Equipment	71,791,080

Software - 5.9%
108,618	Activision Blizzard Inc.	6,777,763
66,286	Adobe Systems Inc.*	12,028,921
3,317	ANSYS Inc.*	491,546
2,643	Atlassian Corp. PLC, Class A Shares*	123,402
7,953	Autodesk Inc.*	872,444
212,328	CA Inc.	7,021,687
10,821	Cadence Design Systems Inc.*	475,150
5,335	CDK Global Inc.	368,595
5,816	Citrix Systems Inc.*	509,656
7,693	Dell Technologies Inc., Class V Shares*	601,900
11,471	Electronic Arts Inc.*	1,219,941
6,180	FireEye Inc.*	87,385
5,356	Fortinet Inc.*	225,273
2,916	Guidewire Software Inc.*	216,921
9,301	Intuit Inc.	1,462,303
2,877	Manhattan Associates Inc.*	127,595
358,373	Microsoft Corp.	30,164,256
10,399	Nuance Communications Inc.*	161,601
236,514	Oracle Corp.	11,603,377
4,264	PTC Inc.*	271,532
37,767	Red Hat Inc.*	4,787,345
71,595	Salesforce.com Inc.*	7,468,790
39,466	ServiceNow Inc.*	4,854,318
87,467	Splunk Inc.*	7,005,232
6,291	SS&C Technologies Holdings Inc.	259,755
23,633	Symantec Corp.	684,648
5,803	Synopsys Inc.*	524,475
2,214	Tableau Software Inc., Class A Shares*	155,644
3,898	Take-Two Interactive Software Inc.*	434,822
1,374	Tyler Technologies Inc.*	251,332
1,017	Ultimate Software Group Inc. (The)*	214,618
25,148	VMware Inc., Class A Shares*(a)	3,020,526
4,999	Workday Inc., Class A Shares*	514,897
30,201	Zynga Inc., Class A Shares*	123,824

	Total Software	105,111,474

Technology Hardware, Storage & Peripherals - 2.6%
218,079	Apple Inc.	37,476,876
63,394	Hewlett Packard Enterprise Co.	884,346
64,857	HP Inc.	1,391,183
42,822	NCR Corp.*	1,339,900

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.8% - (continued)
Technology Hardware, Storage & Peripherals - 2.6% - (continued)
10,543	NetApp Inc.	$595,785
63,789	Western Digital Corp.	5,030,401
8,322	Xerox Corp.	246,831

	Total Technology Hardware, Storage & Peripherals	46,965,322

	TOTAL INFORMATION TECHNOLOGY	461,920,653

MATERIALS - 3.7%
Chemicals - 2.4%
8,161	Air Products & Chemicals Inc.	1,330,569
4,232	Albemarle Corp.	568,442
2,448	Ashland Global Holdings Inc.	181,103
8,403	Axalta Coating Systems Ltd.*	266,039
2,480	Cabot Corp.	151,875
47,184	Celanese Corp., Class A Shares	5,060,012
8,611	CF Industries Holdings Inc.	322,654
7,268	Chemours Co. (The)	373,575
186,891	DowDuPont Inc.	13,448,676
5,589	Eastman Chemical Co.	516,256
31,686	Ecolab Inc.	4,306,761
5,028	FMC Corp.	474,643
7,387	Huntsman Corp.	236,089
3,011	International Flavors & Fragrances Inc.	468,030
12,339	LyondellBasell Industries NV, Class A Shares	1,291,893
16,737	Monsanto Co.	1,980,657
13,503	Mosaic Co. (The)	327,988
290	NewMarket Corp.	116,151
5,877	Olin Corp.	209,456
9,089	Platform Specialty Products Corp.*	90,436
43,117	PPG Industries Inc.	5,038,221
26,377	Praxair Inc.	4,059,948
4,743	RPM International Inc.	251,237
1,814	Scotts Miracle-Gro Co. (The)	179,405
3,128	Sherwin-Williams Co. (The)	1,249,386
8,101	Valvoline Inc.	199,771
1,544	Westlake Chemical Corp.	151,204
2,464	WR Grace & Co.	180,636

	Total Chemicals	43,031,113

Construction Materials - 0.1%
1,755	Eagle Materials Inc.	196,437
2,402	Martin Marietta Materials Inc.	500,553
5,017	Vulcan Materials Co.	630,386

	Total Construction Materials	1,327,376

Containers & Packaging - 0.8%
2,214	AptarGroup Inc.	195,740
871	Ardagh Group SA., Class A Shares	17,298
3,204	Avery Dennison Corp.	365,641
13,255	Ball Corp.	529,007
3,307	Bemis Co., Inc.	155,164
4,857	Berry Global Group Inc.*	290,303
159,743	Crown Holdings Inc.*	9,541,449
12,813	Graphic Packaging Holding Co.	196,167
15,773	International Paper Co.	892,910
52,293	Owens-Illinois Inc.*	1,266,536
3,603	Packaging Corp. of America	427,316
7,391	Sealed Air Corp.	355,138
2,681	Silgan Holdings Inc.	77,427
3,691	Sonoco Products Co.	197,505
9,588	WestRock Co.	598,387

	Total Containers & Packaging	15,105,988

Metals & Mining - 0.4%
6,687	Alcoa Corp.*	277,577

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.7% - (continued)
Metals & Mining - 0.4% - (continued)
51,825	Freeport-McMoRan Inc.*	$721,404
20,335	Newmont Mining Corp.	752,192
12,212	Nucor Corp.	702,190
2,793	Reliance Steel & Aluminum Co.	219,558
2,551	Royal Gold Inc.	211,019
3,482	Southern Copper Corp.	146,418
85,553	Steel Dynamics Inc.	3,293,791
12,091	Tahoe Resources Inc.	53,321
6,370	United States Steel Corp.	184,220

	Total Metals & Mining	6,561,690

Paper & Forest Products - 0.0%
2,583	Domtar Corp.	124,552

	TOTAL MATERIALS	66,150,719

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
3,519	Alexandria Real Estate Equities Inc.	447,124
4,920	American Campus Communities Inc.	208,510
9,020	American Homes 4 Rent, Class A Shares	193,750
16,176	American Tower Corp.	2,328,212
5,657	Apartment Investment & Management Co., Class A Shares	249,417
9,032	Apple Hospitality REIT Inc.	175,943
5,285	AvalonBay Communities Inc.	958,329
5,959	Boston Properties Inc.	747,139
6,910	Brandywine Realty Trust	119,059
11,167	Brixmor Property Group Inc.	201,788
3,124	Camden Property Trust	285,159
21,412	Colony NorthStar Inc., Class A Shares	261,012
4,881	Columbia Property Trust Inc.	111,140
4,268	CoreCivic Inc.(a)	100,341
1,209	CoreSite Realty Corp.	137,197
3,726	Corporate Office Properties Trust	113,047
15,349	Crown Castle International Corp.	1,734,437
6,572	CubeSmart	187,565
3,139	CyrusOne Inc.	190,726
3,337	DCT Industrial Trust Inc.	200,687
10,775	DDR Corp.	82,213
7,636	Digital Realty Trust Inc.	891,121
5,519	Douglas Emmett Inc.	222,471
13,162	Duke Realty Corp.	370,247
4,957	Empire State Realty Trust Inc., Class A Shares	100,627
2,334	EPR Properties	158,292
2,979	Equinix Inc.	1,383,716
4,904	Equity Commonwealth*	147,414
3,016	Equity LifeStyle Properties Inc.	272,375
110,038	Equity Residential	7,352,739
2,536	Essex Property Trust Inc.	626,367
4,770	Extra Space Storage Inc.	407,167
2,603	Federal Realty Investment Trust	344,143
9,373	Forest City Realty Trust Inc., Class A Shares	224,483
7,844	Gaming and Leisure Properties Inc.	284,894
23,924	GGP Inc.	562,214
18,258	HCP Inc.	482,742
6,998	Healthcare Trust of America Inc., Class A Shares	214,069
3,892	Highwoods Properties Inc.	197,675
5,926	Hospitality Properties Trust	177,721
27,574	Host Hotels & Resorts Inc.	545,689
5,567	Hudson Pacific Properties Inc.	198,352
11,167	Invitation Homes Inc.	262,983
10,308	Iron Mountain Inc.	421,288
3,340	JBG SMITH Properties	111,255

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.3% - (continued)
3,637	Kilroy Realty Corp.	$274,157
15,777	Kimco Realty Corp.	292,190
3,014	Lamar Advertising Co., Class A Shares	226,743
5,382	Liberty Property Trust	241,544
1,840	Life Storage Inc.	165,250
5,286	Macerich Co. (The)	342,268
12,903	Medical Properties Trust Inc.	176,642
4,272	Mid-America Apartment Communities Inc.	437,624
5,741	National Retail Properties Inc.	235,783
7,036	Omega Healthcare Investors Inc.(a)	188,917
5,049	Outfront Media Inc.	118,450
7,238	Paramount Group Inc.	117,038
4,536	Park Hotels & Resorts Inc.	132,451
5,817	Piedmont Office Realty Trust Inc., Class A Shares	115,991
20,235	Prologis Inc.	1,340,164
5,664	Public Storage	1,207,112
4,316	Rayonier Inc.	136,170
10,650	Realty Income Corp.	588,945
5,408	Regency Centers Corp.	366,716
9,541	Retail Properties of America Inc., Class A Shares	124,605
4,603	SBA Communications Corp., Class A Shares*	781,359
9,459	Senior Housing Properties Trust	181,140
11,919	Simon Property Group Inc.	1,927,898
3,924	SL Green Realty Corp.	401,151
19,268	Spirit Realty Capital Inc.	164,549
6,949	STORE Capital Corp.	179,423
2,957	Sun Communities Inc.	275,178
3,746	Tanger Factory Outlet Centers Inc.	93,800
1,998	Taubman Centers Inc.	117,263
10,000	UDR Inc.	393,300
5,984	Uniti Group Inc.(a)	96,342
13,664	Ventas Inc.	874,633
35,345	VEREIT Inc.	275,691
6,680	Vornado Realty Trust	518,502
4,596	Weingarten Realty Investors	151,438
14,112	Welltower Inc.	951,996
28,803	Weyerhaeuser Co.	1,019,050
4,296	WP Carey Inc.	305,789

	Total Equity Real Estate Investment Trusts (REITs)	40,530,101

Real Estate Management & Development - 0.0%
11,443	CBRE Group Inc., Class A Shares*	496,169
1,234	Howard Hughes Corp. (The)*	153,016
1,809	Jones Lang LaSalle Inc.	275,854
5,022	Realogy Holdings Corp.	140,164

	Total Real Estate Management & Development	1,065,203

	TOTAL REAL ESTATE	41,595,304

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
412,496	AT&T Inc.	15,006,605
37,065	CenturyLink Inc.	540,778
297,845	Verizon Communications Inc.	15,157,332
6,737	Zayo Group Holdings Inc.*	238,086

	Total Diversified Telecommunication Services	30,942,801

Wireless Telecommunication Services - 0.1%
22,821	Sprint Corp.*	136,698
3,936	Telephone & Data Systems Inc.	108,988
11,290	T-Mobile US Inc.*	689,480
511	United States Cellular Corp.*	19,336

	Total Wireless Telecommunication Services	954,502

	TOTAL TELECOMMUNICATION SERVICES	31,897,303

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.1%
Electric Utilities - 1.4%
8,663	Alliant Energy Corp.	$390,788
18,803	American Electric Power Co., Inc.	1,459,677
2,229	Avangrid Inc.	118,293
26,758	Duke Energy Corp.	2,386,278
94,127	Edison International	7,649,701
6,938	Entergy Corp.	599,998
12,179	Eversource Energy	789,808
36,518	Exelon Corp.	1,523,166
17,040	FirstEnergy Corp.	581,745
7,897	Great Plains Energy Inc.	270,946
3,865	Hawaiian Electric Industries Inc.	148,223
17,855	NextEra Energy Inc.	2,821,804
7,526	OGE Energy Corp.	269,130
19,541	PG&E Corp.	1,059,904
4,344	Pinnacle West Capital Corp.	398,823
26,137	PPL Corp.	958,444
38,058	Southern Co. (The)	1,948,570
5,367	Westar Energy Inc., Class A Shares	307,046
19,446	Xcel Energy Inc.	1,003,608

	Total Electric Utilities	24,685,952

Gas Utilities - 0.0%
3,821	Atmos Energy Corp.	352,640
2,961	National Fuel Gas Co.	174,107
6,794	UGI Corp.	332,974

	Total Gas Utilities	859,721

Independent Power and Renewable Electricity Producers - 0.1%
25,580	AES Corp.	270,636
13,718	Calpine Corp.*	206,044
11,551	NRG Energy Inc.	319,385
8,604	Vistra Energy Corp.	162,616

	Total Independent Power and Renewable Electricity Producers	958,681

Multi-Utilities - 0.5%
9,322	Ameren Corp.	596,235
16,652	CenterPoint Energy Inc.	499,727
10,768	CMS Energy Corp.	537,323
11,685	Consolidated Edison Inc.	1,040,433
24,475	Dominion Energy Inc.	2,059,082
6,837	DTE Energy Co.	790,152
7,173	MDU Resources Group Inc.	200,485
11,775	NiSource Inc.	324,166
19,348	Public Service Enterprise Group Inc.	1,026,605
4,954	SCANA Corp.	213,864
9,591	Sempra Energy	1,160,415
3,276	Vectren Corp.	227,682
12,121	WEC Energy Group Inc.	842,288

	Total Multi-Utilities	9,518,457

Water Utilities - 0.1%
6,898	American Water Works Co., Inc.	631,581
6,433	Aqua America Inc.	244,390

	Total Water Utilities	875,971

	TOTAL UTILITIES	36,898,782

	TOTAL COMMON STOCKS (Cost - $1,222,740,927)	1,760,652,077

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (c) - 1.7%
MONEY MARKET FUND - 0.4%
$ 7,594,155		Invesco STIT - Government & Agency Portfolio, Institutional Class(d)
		(Cost - $7,594,155)	$7,594,155

TIME DEPOSITS - 1.3%
5,960,445		ANZ National Bank - London, 0.600% due 12/1/17	5,960,445
3,084,450		Banco Santander SA - Frankfurt, 0.600% due 12/1/17	3,084,450
1,894	CAD	BBH - Grand Cayman, 0.250% due 12/1/17	1,468
12,523,242		BNP Paribas - Paris, 0.600% due 12/1/17	12,523,242
843,128		Standard Chartered Bank - London, 0.600% due 12/1/17	843,128

		TOTAL TIME DEPOSITS (Cost - $22,412,733)	22,412,733

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $30,006,888)	30,006,888

		TOTAL INVESTMENTS - 100.2% (Cost - $1,252,747,815)	1,790,658,965

		Liabilities in Excess of Other Assets - (0.2)%	(2,910,075)

		TOTAL NET ASSETS - 100.0%	$1,787,748,890

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As at November 30, 2017, total cost and total market value of affiliated securities amounted to $1,158,545 and $2,474,958, respectively.

Underlying Security	Number of Shares held at August 31, 2017	Shares purchased	Shares sold	Number of Shares held at November 30, 2017
Morgan Stanley	47,955	—	—	47,955

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Net Increase/Decrease in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income from Affiliated Investments	Ending Value as of November 30, 2017
Morgan Stanley	$—	$293,005	$11,989	$2,474,958

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.3%.
(d)	Represents investment of collateral received from securities lending transactions.

At November 30, 2017, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$1,252,747,815	$568,987,358	$(30,843,519)	$538,143,839

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	25.8%
Health Care	15.0
Consumer Discretionary	12.2
Financials	12.1
Industrials	8.8
Consumer Staples	8.2
Energy	6.4
Materials	3.7
Real Estate	2.3
Utilities	2.1
Telecommunication Services	1.8
Short-Term Investments	1.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2017, Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	42	12/17	$5,353,992	$5,560,800	$206,808
S&P MidCap 400 E-mini Index December Futures	2	12/17	354,119	380,000	25,881

					$232,689

At November 30, 2017, Large Cap Equity Fund had deposited cash of $193,984 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar

See pages 202-203 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 91.7%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.6%
5,181	Adient PLC	$405,465
4,736	American Axle & Manufacturing Holdings Inc.*	85,011
2,973	Cooper Tire & Rubber Co.	109,258
986	Cooper-Standard Holdings Inc.*	124,305
47,757	Dana Inc.	1,577,891
1,527	Dorman Products Inc.*	104,309
1,982	Fox Factory Holding Corp.*	77,298
15,496	Gentex Corp.	317,358
2,073	Gentherm Inc.*	74,628
13,946	Goodyear Tire & Rubber Co. (The)	451,432
1,235	Horizon Global Corp.*	17,414
1,357	LCI Industries	177,631
3,751	Lear Corp.	678,518
2,802	Modine Manufacturing Co.*	64,166
1,075	Motorcar Parts of America Inc.*	28,015
909	Shiloh Industries Inc.*	7,763
1,214	Standard Motor Products Inc.	54,885
1,585	Stoneridge Inc.*	36,170
1,453	Superior Industries International Inc.	24,265
2,871	Tenneco Inc.	170,566
1,179	Tower International Inc.	37,964
1,700	Visteon Corp.*	223,873
1,296	VOXX International Corp., Class A Shares*	8,748

	Total Auto Components	4,856,933

Automobiles - 0.1%
2,717	Thor Industries Inc.	417,195
1,785	Winnebago Industries Inc.	97,729

	Total Automobiles	514,924

Distributors - 0.2%
2,596	Core-Mark Holding Co., Inc.	86,083
28,046	LKQ Corp.*	1,105,573
2,211	Pool Corp.	277,790
241	Weyco Group Inc.	6,799

	Total Distributors	1,476,245

Diversified Consumer Services - 0.8%
3,463	Adtalem Global Education Inc.*	143,541
741	American Public Education Inc.*	19,896
460	Ascent Capital Group Inc., Class A Shares*	5,538
1,170	Bridgepoint Education Inc., Class A Shares*	10,682
22,732	Bright Horizons Family Solutions Inc.*	2,022,011
997	Cambium Learning Group Inc.*	5,902
638	Capella Education Co.	54,421
3,860	Career Education Corp.*	51,222
930	Carriage Services Inc., Class A Shares	23,827
46,804	Chegg Inc.*(a)	711,889
367	Collectors Universe Inc.	10,603
241	Graham Holdings Co., Class B Shares	140,527
2,614	Grand Canyon Education Inc.*	248,225
11,497	H&R Block Inc.	300,991
5,857	Houghton Mifflin Harcourt Co.*	57,106
1,925	K12 Inc.*	31,840
2,067	Laureate Education Inc., Class A Shares*	28,173
299	Liberty Tax Inc.	3,573
2,016	Regis Corp.*	32,155

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Diversified Consumer Services - 0.8% - (continued)
10,008	Service Corp. International	$369,796
27,070	ServiceMaster Global Holdings Inc.*	1,323,182
2,141	Sotheby’s*	110,326
595	Strayer Education Inc.	59,042
1,568	Weight Watchers International Inc.*	69,102

	Total Diversified Consumer Services	5,833,570

Hotels, Restaurants & Leisure - 2.1%
51,793	Aramark	2,206,382
5,206	Belmond Ltd., Class A Shares*	64,554
66	Biglari Holdings Inc.*	22,638
1,227	BJ’s Restaurants Inc.	43,865
5,072	Bloomin’ Brands Inc.	108,896
1,117	Bojangles’ Inc.*	15,024
4,558	Boyd Gaming Corp.	145,355
2,800	Brinker International Inc.(a)	102,844
675	Buffalo Wild Wings Inc.*	105,266
7,976	Caesars Entertainment Corp.*	105,682
1,792	Carrols Restaurant Group Inc.*	23,744
1,025	Century Casinos Inc.*	9,276
2,543	Cheesecake Factory Inc. (The)(a)	124,709
1,892	Choice Hotels International Inc.	148,522
756	Churchill Downs Inc.	177,660
809	Chuy’s Holdings Inc.*	20,144
1,081	Cracker Barrel Old Country Store Inc.(a)	168,993
2,252	Dave & Buster’s Entertainment Inc.*	119,424
1,025	Del Frisco’s Restaurant Group Inc.*	14,914
1,987	Del Taco Restaurants Inc.*	24,400
3,505	Denny’s Corp.*	47,493
1,021	DineEquity Inc.	46,833
2,660	Domino’s Pizza Inc.	495,186
3,315	Drive Shack Inc.	20,487
5,018	Dunkin’ Brands Group Inc.	299,575
983	El Pollo Loco Holdings Inc.*	10,371
65,142	Eldorado Resorts Inc.*(a)	1,993,345
267	Empire Resorts Inc.*	7,009
10,581	Extended Stay America Inc.	184,850
1,521	Fiesta Restaurant Group Inc.*	28,747
348	Fogo De Chao Inc.*	4,054
573	Golden Entertainment Inc.*	19,665
1,241	Habit Restaurants Inc. (The), Class A Shares*(a)	11,603
3,828	Hilton Grand Vacations Inc.*	153,005
2,577	Hyatt Hotels Corp., Class A Shares*	186,472
5,971	ILG Inc.	167,725
396	Inspired Entertainment Inc.*	3,643
5,924	International Game Technology PLC	162,851
978	International Speedway Corp., Class A Shares	40,342
603	J Alexander’s Holdings Inc.*	6,120
1,628	Jack in the Box Inc.	168,514
4,467	La Quinta Holdings Inc.*	79,557
1,033	Lindblad Expeditions Holdings Inc.*	10,599
1,085	Marcus Corp. (The)	30,489
1,246	Marriott Vacations Worldwide Corp.	167,276
27,915	MGM Resorts International	952,460
551	Monarch Casino & Resort Inc.*	25,858
149	Nathan’s Famous Inc.*	14,125
502	Noodles & Co., Class A Shares*(a)	2,535
1,541	Papa John’s International Inc.	90,087
3,706	Penn National Gaming Inc.*	106,585
3,063	Pinnacle Entertainment Inc.*	93,973
4,744	Planet Fitness Inc., Class A Shares*	153,563
1,098	Potbelly Corp.*	14,109

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Hotels, Restaurants & Leisure - 2.1% - (continued)
567	RCI Hospitality Holdings Inc.	$18,671
657	Red Lion Hotels Corp.*	5,946
738	Red Robin Gourmet Burgers Inc.*	38,671
3,973	Red Rock Resorts Inc., Class A Shares	122,567
2,263	Ruby Tuesday Inc.*	5,409
1,725	Ruth’s Hospitality Group Inc.	37,001
2,985	Scientific Games Corp., Class A Shares*	157,160
45,552	SeaWorld Entertainment Inc.*(a)	535,236
1,268	Shake Shack Inc., Class A Shares*(a)	52,115
3,756	Six Flags Entertainment Corp.	245,718
13,316	Sonic Corp.(a)	339,824
558	Speedway Motorsports Inc.	10,769
14,716	Texas Roadhouse Inc., Class A Shares	751,546
8,760	Vail Resorts Inc.	1,972,402
10,422	Wendy’s Co. (The)	155,184
1,571	Wingstop Inc.	61,567
15,421	Yum! Brands Inc.	1,287,191
945	Zoe’s Kitchen Inc.*(a)	15,101

	Total Hotels, Restaurants & Leisure	15,363,476

Household Durables - 2.0%
554	AV Homes Inc.*	10,166
487	Bassett Furniture Industries Inc.	18,701
1,865	Beazer Homes USA Inc.*	39,463
4,433	CalAtlantic Group Inc.	248,425
484	Cavco Industries Inc.*	74,125
1,109	Century Communities Inc.*	34,767
597	CSS Industries Inc.	16,268
1,406	Ethan Allen Interiors Inc.	41,337
435	Flexsteel Industries Inc.	22,620
6,026	GoPro Inc., Class A Shares*(a)	51,462
1,498	Green Brick Partners Inc.*	18,051
386	Hamilton Beach Brands Holding Co., Class A Shares	11,032
1,523	Helen of Troy Ltd.*	136,156
563	Hooker Furniture Corp.	28,150
7,439	Hovnanian Enterprises Inc., Class A Shares*	21,201
38,827	Installed Building Products Inc.*	2,991,620
1,477	iRobot Corp.*(a)	101,352
4,721	KB Home	148,051
2,714	La-Z-Boy Inc.	89,291
7,288	Leggett & Platt Inc.	351,573
992	LGI Homes Inc.*(a)	69,648
1,046	Libbey Inc.	7,102
440	Lifetime Brands Inc.	7,964
1,374	M/I Homes Inc.*	49,753
2,359	MDC Holdings Inc.	84,499
2,188	Meritage Homes Corp.*	120,231
15,876	Mohawk Industries Inc.*	4,486,716
522	New Home Co., Inc. (The)*	6,019
183	NVR Inc.*	635,925
1,110	PICO Holdings Inc.	14,541
15,455	PulteGroup Inc.	527,479
3,859	Taylor Morrison Home Corp., Class A Shares*	93,234
2,613	Tempur Sealy International Inc.*	151,319
8,391	Toll Brothers Inc.	422,319
45,174	TopBuild Corp.*	3,071,380
8,117	TRI Pointe Group Inc.*	147,080
2,841	Tupperware Brands Corp.	179,324
788	Universal Electronics Inc.*	41,843
1,392	William Lyon Homes, Class A Shares*	41,537
1,374	ZAGG Inc.*	28,098

	Total Household Durables	14,639,822

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Internet & Direct Marketing Retail - 0.2%
1,207	1-800-Flowers.com Inc., Class A Shares*	$12,372
474	Duluth Holdings Inc., Class B Shares*(a)	9,001
4,912	Expedia Inc.	601,720
801	FTD Cos., Inc.*	5,399
379	Gaia Inc., Class A Shares*	4,832
19,166	Groupon Inc., Class A Shares*	108,096
1,836	HSN Inc.	74,633
647	Lands’ End Inc.*(a)	7,893
2,968	Liberty Expedia Holdings Inc., Class A Shares*	133,798
4,169	Liberty TripAdvisor Holdings Inc., Class A Shares*	38,980
4,393	Liberty Ventures, Series A*	245,173
1,657	Nutrisystem Inc.	84,093
881	Overstock.com Inc.*(a)	41,495
1,105	PetMed Express Inc.(a)	43,482
1,801	Shutterfly Inc.*	79,568
6,091	TripAdvisor Inc.*	210,871
2,155	Wayfair Inc., Class A Shares*	150,829

	Total Internet & Direct Marketing Retail	1,852,235

Leisure Products - 0.1%
1,341	Acushnet Holdings Corp.(a)	26,646
2,833	American Outdoor Brands Corp.*(a)	39,747
4,889	Brunswick Corp.	270,606
5,288	Callaway Golf Co.	76,729
1,410	Clarus Corp.*	10,857
544	Escalade Inc.	7,398
296	Johnson Outdoors Inc., Class A Shares	21,649
1,045	Malibu Boats Inc., Class A Shares*	32,667
338	Marine Products Corp.	5,084
1,153	MCBC Holdings Inc.*	27,211
1,534	Nautilus Inc.*	20,095
3,251	Polaris Industries Inc.(a)	412,909
956	Sturm Ruger & Co., Inc.(a)	52,341
3,278	Vista Outdoor Inc.*	47,236

	Total Leisure Products	1,051,175

Media - 1.4%
3,158	AMC Entertainment Holdings Inc., Class A Shares(a)	45,002
2,963	AMC Networks Inc., Class A Shares*	152,713
444	Beasley Broadcast Group Inc., Class A Shares	5,039
262	Cable One Inc.	179,944
4,863	Central European Media Enterprises Ltd., Class A Shares*(a)	24,072
5,850	Cinemark Holdings Inc.	211,244
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	6,768
56	Daily Journal Corp.*(a)	13,195
970	Emerald Expositions Events Inc.	21,680
7,000	Entercom Communications Corp., Class A Shares	81,200
3,206	Entravision Communications Corp., Class A Shares	22,602
1,361	Eros International PLC*(a)	17,149
3,328	EW Scripps Co. (The), Class A Shares*	50,153
6,083	Gannett Co., Inc.	69,711
2,205	Global Eagle Entertainment Inc.*(a)	6,020
3,681	Gray Television Inc.*	53,006
999	Hemisphere Media Group Inc., Class A Shares*(a)	11,189
20,560	IMAX Corp.*	522,224
21,904	Interpublic Group of Cos., Inc. (The)	433,261
2,497	John Wiley & Sons Inc., Class A Shares	147,698
513	Liberty Media Corp-Liberty Braves, Class A Shares*	11,604
1,982	Liberty Media Corp-Liberty Braves, Class C Shares*	44,872
1,408	Liberty Media Corp-Liberty Formula One, Class A Shares*	48,984
10,365	Liberty Media Corp-Liberty Formula One, Class C Shares*	377,286
2,980	Lions Gate Entertainment Corp., Class A Shares*	97,476
64,841	Lions Gate Entertainment Corp., Class B Shares*	2,012,665

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Media - 1.4% - (continued)
7,413	Live Nation Entertainment Inc.*	$336,402
718	Loral Space & Communications Inc.*	33,531
8,543	Madison Square Garden Co. (The), Class A Shares*	1,850,841
3,309	MDC Partners Inc., Class A Shares*	38,384
2,214	Meredith Corp.	150,884
23,840	MSG Networks Inc., Class A Shares*	425,544
3,872	National CineMedia Inc.	24,200
2,724	New Media Investment Group Inc.	47,289
7,024	New York Times Co. (The), Class A Shares	132,051
23,166	Nexstar Media Group Inc., Class A Shares	1,572,971
846	Reading International Inc., Class A Shares*	13,511
6,326	Regal Entertainment Group, Class A Shares(a)	127,848
152	Saga Communications Inc., Class A Shares	6,855
576	Salem Media Group Inc., Class A Shares	2,765
1,613	Scholastic Corp.	66,327
3,924	Sinclair Broadcast Group Inc., Class A Shares(a)	133,612
12,151	TEGNA Inc.	161,365
5,701	Time Inc.	106,039
542	Townsquare Media Inc., Class A Shares*	4,303
3,996	Tribune Media Co., Class A Shares	164,635
924	tronc Inc.*	16,364
1,084	WideOpenWest Inc.*	10,840
2,157	World Wrestling Entertainment Inc., Class A Shares	61,453

	Total Media	10,154,771

Multiline Retail - 0.5%
2,399	Big Lots Inc.(a)	141,781
739	Dillard’s Inc., Class A Shares(a)	44,414
22,863	Dollar General Corp.	2,013,773
9,346	Dollar Tree Inc.*	960,395
1,372	Fred’s Inc., Class A Shares(a)	7,052
17,641	JC Penney Co., Inc.*(a)	58,392
9,389	Kohl’s Corp.	450,390
6,403	Nordstrom Inc.	291,017
2,645	Ollie’s Bargain Outlet Holdings Inc.*	125,505
591	Sears Holdings Corp.*(a)	2,411

	Total Multiline Retail	4,095,130

Specialty Retail - 1.9%
3,538	Aaron’s Inc.	133,453
3,909	Abercrombie & Fitch Co., Class A Shares(a)	67,860
9,111	American Eagle Outfitters Inc.	146,505
447	America’s Car-Mart Inc.*	20,763
980	Asbury Automotive Group Inc.*	64,484
10,486	Ascena Retail Group Inc.*(a)	24,537
370	At Home Group Inc.*(a)	10,223
3,517	AutoNation Inc.*	194,736
1,751	Barnes & Noble Education Inc.*	10,576
3,571	Barnes & Noble Inc.	24,640
7,641	Bed Bath & Beyond Inc.	171,082
1,399	Big 5 Sporting Goods Corp.(a)	10,562
615	Boot Barn Holdings Inc.*	9,108
1,769	Buckle Inc. (The)(a)	39,360
571	Build-A-Bear Workshop Inc.*	4,682
3,784	Burlington Stores Inc.*	402,504
2,357	Caleres Inc.	76,932
1,254	Camping World Holdings Inc., Class A Shares	58,135
887	Carvana Co., Class A Shares*(a)	14,378
1,466	Cato Corp. (The), Class A Shares	23,134
7,239	Chico’s FAS Inc.	63,848
961	Children’s Place Inc. (The)	127,717
918	Citi Trends Inc.	23,675
1,094	Conn’s Inc.*(a)	33,805

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Specialty Retail - 1.9% - (continued)
932	Container Store Group Inc. (The)*(a)	$5,312
4,690	Dick’s Sporting Goods Inc.	138,167
3,711	DSW Inc., Class A Shares	79,156
35,149	Express Inc.*	342,351
2,301	Finish Line Inc. (The), Class A Shares	24,828
3,021	Five Below Inc.*	186,698
1,173	Floor & Decor Holdings Inc., Class A Shares*	47,612
7,198	Foot Locker Inc.	308,362
1,797	Francesca’s Holdings Corp.*	13,334
5,651	GameStop Corp., Class A Shares(a)	105,956
1,117	Genesco Inc.*	34,739
3,513	GNC Holdings Inc., Class A Shares(a)	19,603
1,067	Group 1 Automotive Inc.	86,459
3,440	Guess? Inc.	56,760
1,105	Haverty Furniture Cos., Inc.	26,686
1,252	Hibbett Sports Inc.*	24,977
864	J. Jill Inc.*	5,495
609	Kirkland’s Inc.*	7,923
8,106	Lithia Motors Inc., Class A Shares	950,753
1,584	Lumber Liquidators Holdings Inc.*	44,906
1,462	MarineMax Inc.*	31,214
6,355	Michaels Cos., Inc. (The)*	137,268
1,704	Monro Inc.	85,967
1,853	Murphy USA Inc.*	146,109
19,750	National Vision Holdings Inc.*	643,653
26,700	New York & Co., Inc.*	63,813
140,440	Office Depot Inc.	459,239
8,331	O’Reilly Automotive Inc.*	1,967,866
1,704	Party City Holdco Inc.*(a)	23,686
2,035	Penske Automotive Group Inc.	98,413
4,226	Pier 1 Imports Inc.	20,665
2,511	Rent-A-Center Inc.(a)	28,224
1,094	RH*(a)	110,921
67,344	Ross Stores Inc.	5,120,164
7,239	Sally Beauty Holdings Inc.*	123,425
716	Shoe Carnival Inc.	19,175
3,776	Signet Jewelers Ltd.(a)	197,447
2,308	Sleep Number Corp.*	81,219
1,557	Sonic Automotive Inc., Class A Shares	33,086
1,962	Sportsman’s Warehouse Holdings Inc.*(a)	9,888
2,888	Tailored Brands Inc.	48,692
2,263	Tile Shop Holdings Inc.	18,783
727	Tilly’s Inc., Class A Shares	11,996
4,603	Urban Outfitters Inc.*	143,245
1,088	Vitamin Shoppe Inc.*	4,080
4,778	Williams-Sonoma Inc.(a)	244,442
146	Winmark Corp.	19,403
1,114	Zumiez Inc.*	24,285

	Total Specialty Retail	14,183,144

Textiles, Apparel & Luxury Goods - 1.7%
31,028	Carter’s Inc.	3,360,953
1,630	Columbia Sportswear Co.	114,605
39,450	Crocs Inc.*	431,189
661	Culp Inc.	21,218
15,872	Deckers Outdoor Corp.*	1,186,115
450	Delta Apparel Inc.*	9,112
2,677	Fossil Group Inc.*(a)	18,953
2,311	G-III Apparel Group Ltd.*	71,179
61,806	Hanesbrands Inc.(a)	1,291,127
3,076	Iconix Brand Group Inc.*(a)	5,783
5,354	lululemon athletica Inc.*	358,504

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.6% - (continued)
Textiles, Apparel & Luxury Goods - 1.7% - (continued)
7,904	Michael Kors Holdings Ltd.*	$461,910
896	Movado Group Inc.	26,298
939	Oxford Industries Inc.	64,791
601	Perry Ellis International Inc.*	14,706
27,038	PVH Corp.	3,637,963
3,045	Ralph Lauren Corp., Class A Shares	289,732
1,751	Sequential Brands Group Inc.*(a)	3,099
7,180	Skechers U.S.A. Inc., Class A Shares*	252,018
3,312	Steven Madden Ltd.*	141,588
332	Superior Uniform Group Inc.	8,443
31,400	Under Armour Inc., Class C Shares*(a)	374,602
893	Unifi Inc.*	32,630
1,040	Vera Bradley Inc.*	9,204
5,291	Wolverine World Wide Inc.	153,280

	Total Textiles, Apparel & Luxury Goods	12,339,002

	TOTAL CONSUMER DISCRETIONARY	86,360,427

CONSUMER STAPLES - 1.4%
Beverages - 0.2%
470	Boston Beer Co., Inc. (The), Class A Shares*	84,529
3,526	Castle Brands Inc.*	4,302
260	Coca-Cola Bottling Co. Consolidated	56,085
663	Craft Brew Alliance Inc.*	12,895
728	MGP Ingredients Inc.	54,127
19,742	Monster Beverage Corp.*	1,237,231
654	National Beverage Corp.	71,364
1,241	Primo Water Corp.*	16,270

	Total Beverages	1,536,803

Food & Staples Retailing - 0.2%
1,547	Andersons Inc. (The)	49,968
2,092	Casey’s General Stores Inc.	252,609
1,006	Chefs’ Warehouse Inc. (The)*	20,371
880	Ingles Markets Inc., Class A Shares	24,420
321	Natural Grocers by Vitamin Cottage Inc.*(a)	2,523
4,616	Performance Food Group Co.*	136,864
1,232	PriceSmart Inc.	105,336
57,631	Rite Aid Corp.*(a)	115,838
986	Smart & Final Stores Inc.*	9,022
2,165	SpartanNash Co.	54,883
7,294	Sprouts Farmers Market Inc.*	170,534
2,200	SUPERVALU Inc.*	40,216
2,742	United Natural Foods Inc.*	131,671
9,656	US Foods Holding Corp.*	281,183
361	Village Super Market Inc., Class A Shares	9,260
537	Weis Markets Inc.	22,108

	Total Food & Staples Retailing	1,426,806

Food Products - 0.8%
205	Alico Inc.	6,570
2,103	Amplify Snack Brands Inc.*(a)	12,197
3,704	B&G Foods Inc.(a)	143,345
30,756	Blue Buffalo Pet Products Inc.*	944,517
1,115	Bob Evans Farms Inc.	87,015
901	Calavo Growers Inc.(a)	68,836
1,752	Cal-Maine Foods Inc.*(a)	87,162
8,946	Darling Ingredients Inc.*	160,581
5,138	Dean Foods Co.	57,340
410	Farmer Brothers Co.*	14,022
9,730	Flowers Foods Inc.	194,406
1,729	Fresh Del Monte Produce Inc.	84,202
1,483	Freshpet Inc.*	28,177
10,313	Hain Celestial Group Inc. (The)*	423,864

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 1.4% - (continued)
Food Products - 0.8% - (continued)
4,517	Hostess Brands Inc., Class A Shares*	$63,509
3,951	Ingredion Inc.	547,135
830	J&J Snack Foods Corp.	125,421
446	John B Sanfilippo & Son Inc.	26,947
8,088	Lamb Weston Holdings Inc.	439,745
1,043	Lancaster Colony Corp.	139,011
1,636	Landec Corp.*	20,450
83	Lifeway Foods Inc.*	845
761	Limoneira Co.	19,299
1,137	Omega Protein Corp.	24,957
3,020	Pilgrim’s Pride Corp.*	110,743
6,530	Pinnacle Foods Inc.	380,242
3,607	Post Holdings Inc.*	286,576
1,122	Sanderson Farms Inc.	190,392
15	Seaboard Corp.	64,876
440	Seneca Foods Corp., Class A Shares*	15,114
4,690	Snyder’s-Lance Inc.	181,409
980	Tootsie Roll Industries Inc.(a)	36,652
12,349	TreeHouse Foods Inc.*	568,301

	Total Food Products	5,553,858

Household Products - 0.1%
681	Central Garden & Pet Co.*	26,988
1,915	Central Garden & Pet Co., Class A Shares*	73,861
3,441	Energizer Holdings Inc.	158,045
6,621	HRG Group Inc.*	114,874
307	Oil-Dri Corp. of America	13,843
419	Orchids Paper Products Co.(a)	5,703
1,328	Spectrum Brands Holdings Inc.	152,561
764	WD-40 Co.	91,222

	Total Household Products	637,097

Personal Products - 0.1%
3,161	Edgewell Personal Care Co.*	183,306
1,168	elf Beauty Inc.*(a)	25,883
3,780	Herbalife Ltd.*	265,129
990	Inter Parfums Inc.	43,857
584	Medifast Inc.	40,022
391	Natural Health Trends Corp.	7,018
462	Nature’s Sunshine Products Inc.	5,937
2,895	Nu Skin Enterprises Inc., Class A Shares	196,600
560	Revlon Inc., Class A Shares*	12,264
642	USANA Health Sciences Inc.*	46,031

	Total Personal Products	826,047

Tobacco - 0.0%
290	Turning Point Brands Inc.	5,058
1,385	Universal Corp.	73,890
5,484	Vector Group Ltd.	123,335

	Total Tobacco	202,283

	TOTAL CONSUMER STAPLES	10,182,894

ENERGY - 2.8%
Energy Equipment & Services - 0.5%
3,973	Archrock Inc.	37,744
1,000	Basic Energy Services Inc.*	22,370
1,586	Bristow Group Inc.	23,092
2,604	C&J Energy Services Inc.*	81,401
1,464	CARBO Ceramics Inc.*(a)	14,684
3,729	Diamond Offshore Drilling Inc.*(a)	59,813
2,110	Dril-Quip Inc.*	101,174
24,442	Ensco PLC, Class A Shares	131,254
852	Era Group Inc.*	9,406
1,778	Exterran Corp.*	54,478

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.8% - (continued)
Energy Equipment & Services - 0.5% - (continued)
8,929	Fairmount Santrol Holdings Inc.*(a)	$43,038
3,890	Forum Energy Technologies Inc.*	55,238
3,044	Frank’s International NV(a)	18,964
684	Geospace Technologies Corp.*	10,014
856	Gulf Island Fabrication Inc.	10,871
8,091	Helix Energy Solutions Group Inc.*	53,805
5,843	Helmerich & Payne Inc.(a)	342,283
1,645	Independence Contract Drilling Inc.*	5,840
1,766	Keane Group Inc.*(a)	26,419
752	Key Energy Services Inc.*(a)	7,460
272	Mammoth Energy Services Inc.*(a)	5,127
1,613	Matrix Service Co.*	27,582
50,270	McDermott International Inc.*	364,960
15,679	Nabors Industries Ltd.	94,701
578	Natural Gas Services Group Inc.*	14,739
494	NCS Multistage Holdings Inc.*(a)	8,299
4,376	Newpark Resources Inc.*	38,728
14,043	Noble Corp. PLC*	58,700
5,335	Oceaneering International Inc.	104,246
2,879	Oil States International Inc.*	68,520
5,656	Parker Drilling Co.*	5,543
11,664	Patterson-UTI Energy Inc.	251,826
474	PHI Inc.*	6,100
3,537	Pioneer Energy Services Corp.*	7,428
1,558	ProPetro Holding Corp.*	29,244
347	Ranger Energy Services Inc., Class A Shares*	3,272
800	RigNet Inc.*	12,880
6,636	Rowan Cos. PLC, Class A Shares*	96,023
3,256	RPC Inc.(a)	78,274
936	SEACOR Holdings Inc.*	44,788
1,033	SEACOR Marine Holdings Inc.*	12,654
400	Select Energy Services Inc., Class A Shares*(a)	6,592
1,101	Smart Sand Inc.*	8,775
436	Solaris Oilfield Infrastructure Inc., Class A Shares*	7,063
8,583	Superior Energy Services Inc.*	82,826
2,401	Tesco Corp.*	9,724
78,439	TETRA Technologies Inc.*	315,325
21,607	Transocean Ltd.*(a)	219,095
2,978	Unit Corp.*	63,699
4,574	US Silica Holdings Inc.	151,720
48,716	Weatherford International PLC*(a)	160,763
1,549	Willbros Group Inc.*	2,045

	Total Energy Equipment & Services	3,470,609

Oil, Gas & Consumable Fuels - 2.3%
8,012	Abraxas Petroleum Corp.*	16,585
128	Adams Resources & Energy Inc.	6,068
12,818	Antero Resources Corp.*	243,542
1,790	Approach Resources Inc.*(a)	4,475
1,141	Arch Coal Inc., Class A Shares(a)	94,201
1,580	Ardmore Shipping Corp.*	12,561
5,076	Bill Barrett Corp.*	29,695
1,145	Bonanza Creek Energy Inc.*	31,797
2,640	California Resources Corp.*(a)	41,527
11,386	Callon Petroleum Co.*	125,701
52,552	Carrizo Oil & Gas Inc.*	1,015,830
7,543	Centennial Resource Development Inc., Class A Shares*	153,047
49,781	Chesapeake Energy Corp.*(a)	202,609
6,744	Clean Energy Fuels Corp.*	15,174
4,913	Cloud Peak Energy Inc.*	20,340
12,560	CNX Resources Corp.*	175,212
4,535	Concho Resources Inc.*	634,265

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.8% - (continued)
Oil, Gas & Consumable Fuels - 2.3% - (continued)
1,570	CONSOL Energy Inc.*	$34,540
1,308	Contango Oil & Gas Co.*	3,192
968	CVR Energy Inc.(a)	31,605
4,341	Delek US Holdings Inc.	144,208
23,207	Denbury Resources Inc.*	40,612
4,728	DHT Holdings Inc.	18,297
5,450	Diamondback Energy Inc.*	595,739
1,223	Dorian LPG Ltd.*	8,830
1,064	Earthstone Energy Inc., Class A Shares*	9,927
5,806	Eclipse Resources Corp.*	14,399
5,388	Energen Corp.*	304,206
1,745	Energy XXI Gulf Coast Inc.*	8,760
1,831	EP Energy Corp., Class A Shares*	3,277
1,370	Evolution Petroleum Corp.	9,590
6,889	Extraction Oil & Gas Inc.*	103,748
4,663	Frontline Ltd.(a)	24,481
2,362	GasLog Ltd.	42,516
6,324	Gastar Exploration Inc.*	6,640
3,193	Gener8 Maritime Inc.*	14,528
5,377	Golar LNG Ltd.	132,866
2,179	Green Plains Inc.	36,716
9,102	Gulfport Energy Corp.*	116,506
6,981	Halcon Resources Corp.*	49,495
658	Hallador Energy Co.	4,316
9,793	HollyFrontier Corp.	435,593
1,684	International Seaways Inc.*	28,611
51	Isramco Inc.*	6,059
3,073	Jagged Peak Energy Inc.*(a)	46,648
3,053	Jones Energy Inc., Class A Shares*(a)	3,049
12,626	Kosmos Energy Ltd.*	100,755
9,228	Laredo Petroleum Inc.*	98,647
2,021	Lilis Energy Inc.*	10,004
5,075	Matador Resources Co.*	145,145
530	Midstates Petroleum Co., Inc.*	8,803
9,047	Murphy Oil Corp.	252,864
193	NACCO Industries Inc., Class A Shares	8,453
3,788	Navios Maritime Acquisition Corp.	5,076
11,059	Newfield Exploration Co.*	342,055
5,934	Nordic American Tankers Ltd.(a)	23,677
13,339	Oasis Petroleum Inc.*	136,458
1,628	Overseas Shipholding Group Inc., Class A Shares*	4,754
2,541	Pacific Ethanol Inc.*	11,435
920	Panhandle Oil and Gas Inc., Class A Shares	20,424
114,692	Par Pacific Holdings Inc.*	2,381,006
12,843	Parsley Energy Inc., Class A Shares*	344,963
6,180	PBF Energy Inc., Class A Shares(a)	200,047
3,621	PDC Energy Inc.*	166,385
3,443	Peabody Energy Corp.*	114,686
844	Penn Virginia Corp.*	28,958
17,222	Pioneer Natural Resources Co.	2,687,321
13,675	QEP Resources Inc.*	132,100
12,662	Range Resources Corp.	228,169
2,192	Renewable Energy Group Inc.*	24,879
21,032	Resolute Energy Corp.*(a)	629,277
342	REX American Resources Corp.*	31,307
2,628	Ring Energy Inc.*	37,265
51,900	RSP Permian Inc.*	1,906,287
2,632	Sanchez Energy Corp.*(a)	13,634
2,041	SandRidge Energy Inc.*	37,983
11,161	Scorpio Tankers Inc.	34,599
3,748	SemGroup Corp., Class A Shares	89,952

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.8% - (continued)
Oil, Gas & Consumable Fuels - 2.3% - (continued)
3,440	Ship Finance International Ltd.(a)	$53,320
343	SilverBow Resources Inc.*	7,766
6,329	SM Energy Co.	130,631
28,612	Southwestern Energy Co.*	181,972
11,431	SRC Energy Inc.*	100,136
1,147	Stone Energy Corp.*	29,065
11,748	Targa Resources Corp.	509,863
3,193	Teekay Corp.	26,598
5,986	Teekay Tankers Ltd., Class A Shares(a)	9,518
3,176	Tellurian Inc.*	40,081
11,004	Ultra Petroleum Corp.*	105,528
5,949	Uranium Energy Corp.*(a)	7,912
4,169	W&T Offshore Inc.*	13,091
808	Westmoreland Coal Co.*	929
5,143	Whiting Petroleum Corp.*	128,318
1,430	WildHorse Resource Development Corp.*(a)	23,595
3,822	World Fuel Services Corp.	107,284
21,922	WPX Energy Inc.*	277,752

	Total Oil, Gas & Consumable Fuels	17,112,310

	TOTAL ENERGY	20,582,919

FINANCIALS - 11.9%
Banks - 5.5%
914	1st Source Corp.	47,025
861	Access National Corp.	25,356
203	ACNB Corp.	5,887
690	Allegiance Bancshares Inc.*	27,497
490	American National Bankshares Inc.	20,164
2,037	Ameris Bancorp	101,035
550	Ames National Corp.	16,527
526	Arrow Financial Corp.	19,357
8,530	Associated Banc-Corp.	217,515
987	Atlantic Capital Bancshares Inc.*	16,976
2,475	Banc of California Inc.(a)	55,811
932	BancFirst Corp.	52,938
1,681	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	49,354
107,193	Bancorp Inc. (The)*	1,036,556
4,821	BancorpSouth Bank	160,298
558	Bank of Commerce Holdings	6,752
2,273	Bank of Hawaii Corp.	192,932
285	Bank of Marin Bancorp	20,078
41,561	Bank of NT Butterfield & Son Ltd. (The)	1,653,297
6,593	Bank of the Ozarks	317,914
95,591	BankUnited Inc.	3,558,853
371	Bankwell Financial Group Inc.	13,093
1,857	Banner Corp.	106,945
868	Bar Harbor Bankshares	24,738
362	BCB Bancorp Inc.	5,285
2,162	Berkshire Hills Bancorp Inc.	83,345
1,458	Blue Hills Bancorp Inc.	31,128
1,438	BOK Financial Corp.	127,982
4,790	Boston Private Financial Holdings Inc.	78,316
1,101	Bridge Bancorp Inc.	39,581
4,332	Brookline Bancorp Inc.	69,745
962	Bryn Mawr Bank Corp.	42,472
230	Byline Bancorp Inc.*	4,911
219	C&F Financial Corp.	13,140
277	Cadence BanCorp, Class A Shares*	6,759
875	Camden National Corp.	39,979
1,648	Capital Bank Financial Corp., Class A Shares	68,804
660	Capital City Bank Group Inc.	16,685
374	Capstar Financial Holdings Inc.*	8,206

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Banks - 5.5% - (continued)
697	Carolina Financial Corp.	$26,939
4,222	Cathay General Bancorp	183,193
3,046	CenterState Bank Corp.	82,638
1,182	Central Pacific Financial Corp.	38,060
641	Central Valley Community Bancorp	13,128
157	Century Bancorp Inc., Class A Shares	13,471
3,977	Chemical Financial Corp.	224,263
124	Chemung Financial Corp.	6,045
38,072	CIT Group Inc.	1,897,508
745	Citizens & Northern Corp.	19,102
861	City Holding Co.	61,320
400	Civista Bancshares Inc.	9,064
691	CNB Financial Corp.	19,680
2,154	CoBiz Financial Inc.	45,622
432	Codorus Valley Bancorp Inc.	13,029
4,065	Columbia Banking System Inc.	187,397
10,600	Comerica Inc.	883,086
5,178	Commerce Bancshares Inc.	293,178
417	Commerce Union Bancshares Inc.(a)	9,925
2,743	Community Bank System Inc.	151,907
1,312	Community Bankers Trust Corp.*	11,414
155	Community Financial Corp. (The)	5,558
880	Community Trust Bancorp Inc.	43,780
1,737	ConnectOne Bancorp Inc.	47,160
299	County Bancorp Inc.	9,526
3,138	Cullen/Frost Bankers Inc.	308,811
1,619	Customers Bancorp Inc.*	43,875
5,811	CVB Financial Corp.	142,892
133	DNB Financial Corp.	4,648
1,767	Eagle Bancorp Inc.*	116,887
62,785	East West Bancorp Inc.	3,863,789
560	Enterprise Bancorp Inc.	20,922
1,265	Enterprise Financial Services Corp.	57,241
496	Equity Bancshares Inc., Class A Shares*	17,147
187	Evans Bancorp Inc.	8,331
474	Farmers & Merchants Bancorp Inc.	19,278
448	Farmers Capital Bank Corp.	18,458
1,447	Farmers National Banc Corp.	21,922
530	FB Financial Corp.*	22,499
1,982	FCB Financial Holdings Inc., Class A Shares*	104,749
1,308	Fidelity Southern Corp.	28,841
839	Financial Institutions Inc.	27,729
12,103	First Bancorp*	111,101
635	First Bancorp Inc.	19,672
356	First Bancshares Inc. (The)	11,748
2,159	First Busey Corp.	68,721
370	First Business Financial Services Inc.	8,647
412	First Citizens BancShares Inc., Class A Shares	175,714
5,477	First Commonwealth Financial Corp.	82,703
978	First Community Bancshares Inc.	29,340
848	First Connecticut Bancorp Inc.	22,514
3,471	First Financial Bancorp	98,403
3,553	First Financial Bankshares Inc.(a)	168,590
613	First Financial Corp.	29,547
414	First Financial Northwest Inc.	7,017
1,785	First Foundation Inc.*	34,040
175	First Guaranty Bancshares Inc.	4,898
3,042	First Hawaiian Inc.	89,039
12,806	First Horizon National Corp.	248,308
338	First Internet Bancorp	13,469
1,468	First Interstate BancSystem Inc., Class A Shares	58,280

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Banks - 5.5% - (continued)
2,300	First Merchants Corp.	$100,740
595	First Mid-Illinois Bancshares Inc.	23,961
5,734	First Midwest Bancorp Inc.	143,178
637	First Northwest Bancorp*	11,402
1,341	First of Long Island Corp. (The)	40,431
33,645	First Republic Bank	3,214,443
1,603	Flushing Financial Corp.	45,333
199	FNB Bancorp	7,238
17,606	FNB Corp.	249,829
711	Franklin Financial Network Inc.*	24,849
9,594	Fulton Financial Corp.	182,286
1,201	German American Bancorp Inc.	45,170
4,309	Glacier Bancorp Inc.	172,575
644	Great Southern Bancorp Inc.	34,808
3,328	Great Western Bancorp Inc.	137,513
1,236	Green Bancorp Inc.*	27,686
1,346	Guaranty Bancorp	39,101
156	Guaranty Bancshares Inc.	4,780
4,711	Hancock Holding Co.	241,910
1,802	Hanmi Financial Corp.	57,214
820	HarborOne Bancorp Inc.*	15,892
1,388	Heartland Financial USA Inc.	70,094
2,097	Heritage Commerce Corp.	34,034
1,682	Heritage Financial Corp.	54,749
3,913	Hilltop Holdings Inc.	97,316
8,838	Home BancShares Inc.	210,344
977	HomeTrust Bancshares Inc.*	26,379
7,316	Hope Bancorp Inc.	136,956
1,235	Horizon Bancorp	33,963
535	Howard Bancorp Inc.*	11,770
65,200	Huntington Bancshares Inc.	938,880
2,830	IBERIABANK Corp.	220,033
1,163	Independent Bank Corp.	26,051
1,495	Independent Bank Corp.	108,687
1,012	Independent Bank Group Inc.	69,727
3,086	International Bancshares Corp.	127,298
334	Investar Holding Corp.(a)	7,832
14,538	Investors Bancorp Inc.	207,457
2,551	Lakeland Bancorp Inc.	53,316
1,359	Lakeland Financial Corp.	68,874
649	LCNB Corp.	13,629
2,672	LegacyTexas Financial Group Inc.	111,877
1,123	Live Oak Bancshares Inc.	28,917
1,729	Macatawa Bank Corp.	17,601
1,402	MainSource Financial Group Inc.	55,449
4,543	MB Financial Inc.	211,477
806	MBT Financial Corp.	8,785
940	Mercantile Bank Corp.	34,883
99	Middlefield Banc Corp.	4,475
898	Midland States Bancorp Inc.	29,859
394	MidSouth Bancorp Inc.	5,398
667	MidWestOne Financial Group Inc.	24,259
358	MutualFirst Financial Inc.	13,586
1,395	National Bank Holdings Corp., Class A Shares	47,332
403	National Bankshares Inc.(a)	18,659
623	National Commerce Corp.*	25,823
2,412	NBT Bancorp Inc.	93,682
435	Nicolet Bankshares Inc.*	25,208
455	Northrim BanCorp Inc.	17,040
201	Norwood Financial Corp.(a)	6,076
2,812	OFG Bancorp(a)	27,558

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Banks - 5.5% - (continued)
134	Ohio Valley Banc Corp.(a)	$5,320
437	Old Line Bancshares Inc.	13,206
7,589	Old National Bancorp	138,499
150	Old Point Financial Corp.	4,301
1,680	Old Second Bancorp Inc.	22,596
1,247	Opus Bank*	34,791
419	Orrstown Financial Services Inc.	10,601
487	Pacific Mercantile Bancorp*	4,675
32,955	Pacific Premier Bancorp Inc.*	1,305,018
7,092	PacWest Bancorp	338,005
187	Paragon Commercial Corp.*	10,708
673	Park National Corp.	75,618
259	Parke Bancorp Inc.	5,413
977	Peapack Gladstone Financial Corp.	34,420
251	Penns Woods Bancorp Inc.	12,482
957	Peoples Bancorp Inc.	32,404
151	Peoples Bancorp of North Carolina Inc.(a)	5,306
416	Peoples Financial Services Corp.	20,396
18,989	People’s United Financial Inc.	361,171
641	People’s Utah Bancorp	20,192
23,913	Pinnacle Financial Partners Inc.	1,641,627
5,576	Popular Inc.	197,167
739	Preferred Bank	46,261
644	Premier Financial Bancorp Inc.	12,861
3,592	Prosperity Bancshares Inc.	251,584
699	QCR Holdings Inc.	31,735
221	RBB Bancorp	5,567
2,431	Renasant Corp.	104,630
570	Republic Bancorp Inc., Class A Shares	24,259
2,834	Republic First Bancorp Inc.*	26,781
1,948	S&T Bancorp Inc.	81,348
1,341	Sandy Spring Bancorp Inc.	52,822
2,278	Seacoast Banking Corp. of Florida*	59,296
2,602	ServisFirst Bancshares Inc.	109,258
643	Shore Bancshares Inc.	11,201
590	Sierra Bancorp	16,496
2,993	Signature Bank*	410,879
2,146	Simmons First National Corp., Class A Shares	124,253
437	SmartFinancial Inc.*	9,710
2,028	South State Corp.	186,677
257	Southern First Bancshares Inc.*	11,025
1,059	Southern National Bancorp of Virginia Inc.	18,077
1,593	Southside Bancshares Inc.	57,667
2,149	State Bank Financial Corp.	65,416
11,962	Sterling Bancorp	303,237
1,237	Stock Yards Bancorp Inc.	49,233
538	Summit Financial Group Inc.	14,456
488	Sun Bancorp Inc.	12,468
481	Sunshine Bancorp Inc.*	11,534
2,906	SVB Financial Group*	661,522
6,660	Synovus Financial Corp.	330,536
61,076	TCF Financial Corp.	1,240,454
11,483	Texas Capital Bancshares Inc.*	1,037,489
831	Tompkins Financial Corp.	73,593
3,181	Towne Bank	106,563
1,161	TriCo Bancshares	48,797
1,283	TriState Capital Holdings Inc.*	31,049
930	Triumph Bancorp Inc.*	30,923
3,775	Trustmark Corp.	128,124
261	Two River Bancorp(a)	4,774
2,533	UMB Financial Corp.	190,380

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Banks - 5.5% - (continued)
12,467	Umpqua Holdings Corp.	$275,645
2,443	Union Bankshares Corp.	92,077
178	Union Bankshares Inc.	9,025
5,377	United Bankshares Inc.	201,906
3,984	United Community Banks Inc.	114,500
508	United Security Bancshares	4,978
281	Unity Bancorp Inc.	5,831
1,481	Univest Corp. of Pennsylvania	41,616
14,584	Valley National Bancorp	173,550
842	Veritex Holdings Inc.*	23,424
861	Washington Trust Bancorp Inc.	48,948
570	WashingtonFirst Bankshares Inc.	19,466
28,719	Webster Financial Corp.	1,647,609
2,394	WesBanco Inc.	100,716
724	West Bancorporation Inc.	19,367
1,218	Westamerica Bancorporation(a)	75,309
5,297	Western Alliance Bancorp*	308,179
3,095	Wintrust Financial Corp.	259,516
214	Xenith Bankshares Inc.*	7,522
11,033	Zions Bancorporation	546,685

	Total Banks	41,197,391

Capital Markets - 2.7%
2,463	Artisan Partners Asset Management Inc., Class A Shares	97,289
296	Associated Capital Group Inc., Class A Shares	10,316
1,282	B. Riley Financial Inc.	23,076
12,730	BGC Partners Inc., Class A Shares	207,881
3,402	Cannae Holdings Inc.*	61,950
6,137	Cboe Global Markets Inc.	757,490
1,160	Cohen & Steers Inc.	54,033
1,438	Cowen Inc., Class A Shares*	21,426
195	Diamond Hill Investment Group Inc.	41,157
1,800	Donnelley Financial Solutions Inc.*	36,720
35,693	E*Trade Financial Corp.*	1,718,261
6,180	Eaton Vance Corp.	341,630
2,171	Evercore Inc., Class A Shares	188,551
2,147	FactSet Research Systems Inc.	429,142
5,234	Federated Investors Inc., Class B Shares	175,653
3,196	Financial Engines Inc.	89,168
1,969	GAIN Capital Holdings Inc.	14,866
241	GAMCO Investors Inc., Class A Shares	7,049
143,531	Greenhill & Co., Inc.(a)	2,913,679
848	Hamilton Lane Inc., Class A Shares	29,231
1,461	Houlihan Lokey Inc., Class A Shares	65,219
938	INTL. FCStone Inc.*	41,159
1,292	Investment Technology Group Inc.	23,243
5,009	Ladenburg Thalmann Financial Services Inc.	17,281
6,626	Lazard Ltd., Class A Shares	326,331
4,703	Legg Mason Inc.	187,932
4,913	LPL Financial Holdings Inc.	254,690
2,049	MarketAxess Holdings Inc.	400,108
151	Medley Management Inc., Class A Shares	1,072
1,704	Moelis & Co., Class A Shares	81,622
5,700	Moody’s Corp.	865,374
1,080	Morningstar Inc.	99,684
4,944	MSCI Inc., Class A Shares	636,293
18,762	Nasdaq Inc.	1,485,200
4,151	OM Asset Management PLC	68,076
494	Oppenheimer Holdings Inc., Class A Shares	13,313
848	Piper Jaffray Cos.	66,610
1,016	PJT Partners Inc., Class A Shares	43,211
873	Pzena Investment Management Inc., Class A Shares	9,760

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Capital Markets - 2.7% - (continued)
21,499	Raymond James Financial Inc.	$1,898,362
1,119	Safeguard Scientifics Inc.*	13,876
79,112	SEI Investments Co.	5,566,320
236	Silvercrest Asset Management Group Inc., Class A Shares	3,587
3,686	Stifel Financial Corp.	207,301
1,299	Virtu Financial Inc., Class A Shares(a)	21,174
403	Virtus Investment Partners Inc.	48,380
3,324	Waddell & Reed Financial Inc., Class A Shares	67,477
432	Westwood Holdings Group Inc.	29,527
6,453	WisdomTree Investments Inc.	74,210

	Total Capital Markets	19,834,960

Consumer Finance - 0.4%
623	Credit Acceptance Corp.*(a)	188,707
578	Elevate Credit Inc.*	4,335
1,043	Encore Capital Group Inc.*	47,769
1,950	Enova International Inc.*	28,957
3,017	EZCORP Inc., Class A Shares*	36,355
2,674	FirstCash Inc.	180,227
2,576	Green Dot Corp., Class A Shares*	159,197
17,250	LendingClub Corp.*	75,382
15,129	Navient Corp.	190,777
1,161	Nelnet Inc., Class A Shares	62,195
3,070	OneMain Holdings Inc., Class A Shares*	79,237
2,604	PRA Group Inc.*	90,619
535	Regional Management Corp.*	13,198
38,799	Santander Consumer USA Holdings Inc.	668,895
118,089	SLM Corp.*	1,366,290
354	World Acceptance Corp.*	29,375

	Total Consumer Finance	3,221,515

Diversified Financial Services - 0.1%
449	Marlin Business Services Corp.	10,709
1,641	NewStar Financial Inc.	19,364
3,270	On Deck Capital Inc.*	17,298
1,343	Tiptree Inc.	8,998
10,069	Voya Financial Inc.	445,050

	Total Diversified Financial Services	501,419

Insurance - 2.2%
634	Alleghany Corp.*	370,763
615	Ambac Financial Group Inc.*	9,262
3,765	American Equity Investment Life Holding Co.	119,463
4,036	American Financial Group Inc.	424,022
503	American National Insurance Co.	63,051
1,054	AMERISAFE Inc.	69,195
4,657	AmTrust Financial Services Inc.	44,893
13,197	Aon PLC	1,850,483
1,657	Argo Group International Holdings Ltd.	101,491
9,914	Arthur J. Gallagher & Co.	652,639
3,463	Aspen Insurance Holdings Ltd.	141,983
3,105	Assurant Inc.	313,201
6,574	Assured Guaranty Ltd.	238,702
653	Atlas Financial Holdings Inc.*	13,060
4,681	Axis Capital Holdings Ltd.	245,238
708	Baldwin & Lyons Inc., Class B Shares	17,275
776	Blue Capital Reinsurance Holdings Ltd.	9,467
6,524	Brown & Brown Inc.	334,355
2,646	Citizens Inc., Class A Shares*(a)	22,756
7,260	CNO Financial Group Inc.	183,025
639	Crawford & Co., Class B Shares	6,403
660	Donegal Group Inc., Class A Shares	11,689
911	eHealth Inc.*	20,898
739	EMC Insurance Group Inc.	22,924

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Insurance - 2.2% - (continued)
1,898	Employers Holdings Inc.	$93,002
631	Enstar Group Ltd.*	139,861
1,388	Erie Indemnity Co., Class A Shares	171,959
2,304	Everest Re Group Ltd.	505,958
612	FBL Financial Group Inc., Class A Shares	46,145
718	Federated National Holding Co.	9,707
938	Fidelity & Guaranty Life	29,172
6,052	First American Financial Corp.	336,431
56,894	FNF Group	2,301,931
21,834	Genworth Financial Inc., Class A Shares*	74,017
601	Global Indemnity Ltd.*	26,041
1,999	Greenlight Capital Re Ltd., Class A Shares*	44,278
890	Hallmark Financial Services Inc.*	9,941
2,429	Hanover Insurance Group Inc. (The)	261,360
500	HCI Group Inc.	15,035
543	Health Insurance Innovations Inc., Class A Shares*(a)	12,679
1,506	Heritage Insurance Holdings Inc.(a)	27,078
2,388	Horace Mann Educators Corp.	111,520
568	Independence Holding Co.	16,870
626	Infinity Property & Casualty Corp.	67,483
102	Investors Title Co.	20,502
1,331	James River Group Holdings Ltd.	53,879
2,218	Kemper Corp.	153,042
824	Kingstone Cos., Inc.	16,027
899	Kinsale Capital Group Inc.	40,086
190,247	Maiden Holdings Ltd.	1,236,606
7,309	MBIA Inc.*(a)	61,542
1,571	Mercury General Corp.	86,217
2,772	National General Holdings Corp.	58,572
164	National Western Life Group Inc., Class A Shares	57,972
1,152	Navigators Group Inc. (The)	59,328
792	NI Holdings Inc.*	13,908
13,726	Old Republic International Corp.	287,834
2,527	Primerica Inc.	262,808
2,976	ProAssurance Corp.	184,066
3,615	Reinsurance Group of America Inc., Class A Shares	585,811
2,217	RenaissanceRe Holdings Ltd.	294,085
2,180	RLI Corp.	130,211
591	Safety Insurance Group Inc.	48,669
3,207	Selective Insurance Group Inc.	196,268
1,126	State Auto Financial Corp.	31,427
1,182	Stewart Information Services Corp.	47,670
4,682	Third Point Reinsurance Ltd.*	79,360
6,540	Torchmark Corp.	581,079
1,397	Trupanion Inc.*(a)	41,603
877	United Fire Group Inc.	42,149
1,354	United Insurance Holdings Corp.	22,598
1,921	Universal Insurance Holdings Inc.	50,714
4,443	Validus Holdings Ltd.	218,507
253	White Mountains Insurance Group Ltd.	225,420
8,576	Willis Towers Watson PLC	1,379,021
10,198	WMIH Corp.*	8,549
5,408	WR Berkley Corp.	373,801

	Total Insurance	16,536,037

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
1,578	AG Mortgage Investment Trust Inc.	29,872
21,078	AGNC Investment Corp.	419,452
5,345	Anworth Mortgage Asset Corp.	30,039
6,160	Apollo Commercial Real Estate Finance Inc.	114,884
1,648	Ares Commercial Real Estate Corp.	22,215
2,209	ARMOUR Residential REIT Inc.	55,866

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
4,276	Capstead Mortgage Corp.	$38,783
794	Cherry Hill Mortgage Investment Corp.	14,467
10,677	Chimera Investment Corp.	195,389
8,455	CYS Investments Inc.	68,401
3,026	Dynex Capital Inc.	21,666
550	Ellington Residential Mortgage REIT	7,067
2,386	Granite Point Mortgage Trust Inc.	42,829
1,031	Great Ajax Corp.	14,754
2,764	Hannon Armstrong Sustainable Infrastructure Capital Inc.	65,700
6,334	Invesco Mortgage Capital Inc.	111,858
728	KKR Real Estate Finance Trust Inc.	14,924
4,361	Ladder Capital Corp., Class A Shares	59,528
22,050	MFA Financial Inc.	176,400
2,598	MTGE Investment Corp.	48,193
17,190	New Residential Investment Corp.	304,091
6,293	New York Mortgage Trust Inc.	40,275
2,529	Orchid Island Capital Inc., Class A Shares(a)	23,975
673	Owens Realty Mortgage Inc.	10,903
2,882	PennyMac Mortgage Investment Trust	45,132
4,278	Redwood Trust Inc.	64,256
1,455	Resource Capital Corp.	14,521
14,246	Starwood Property Trust Inc.	308,853
1,033	Sutherland Asset Management Corp.	16,321
519	TPG RE Finance Trust Inc.	9,960
9,727	Two Harbors Investment Corp.	155,632
2,078	Western Asset Mortgage Capital Corp.	20,842

	Total Mortgage Real Estate Investment Trusts (REITs)	2,567,048

Thrifts & Mortgage Finance - 0.6%
2,555	Bank Mutual Corp.	27,339
626	BankFinancial Corp.	10,323
1,206	Bear State Financial Inc.	12,349
3,983	Beneficial Bancorp Inc.	67,512
3,394	BofI Holding Inc.*(a)	93,810
549	BSB Bancorp Inc.*	17,431
7,279	Capitol Federal Financial Inc.	102,343
534	Charter Financial Corp.	9,868
981	Clifton Bancorp Inc.	16,981
1,878	Dime Community Bancshares Inc.	41,410
280	Entegra Financial Corp.*	8,120
526	ESSA Bancorp Inc.	8,384
4,562	Essent Group Ltd.*	201,869
513	Federal Agricultural Mortgage Corp., Class C Shares	38,090
580	First Defiance Financial Corp.	31,511
1,231	Flagstar Bancorp Inc.*	46,790
181	Greene County Bancorp Inc.	5,566
52	Hingham Institution for Savings	11,866
249	Home Bancorp Inc.	10,657
1,231	HomeStreet Inc.*	37,546
439	Impac Mortgage Holdings Inc.*	5,154
4,853	Kearny Financial Corp.	71,824
359	LendingTree Inc.*	108,400
238	Malvern Bancorp Inc.*	6,414
2,730	Meridian Bancorp Inc.	55,010
507	Meta Financial Group Inc.	47,633
129,450	MGIC Investment Corp.*	1,892,559
1,733	Nationstar Mortgage Holdings Inc.*	31,315
26,366	New York Community Bancorp Inc.	351,722
3,507	NMI Holdings Inc., Class A Shares*	59,794
2,479	Northfield Bancorp Inc.	43,977
5,422	Northwest Bancshares Inc.	91,794
1,822	OceanFirst Financial Corp.	50,560

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.9% - (continued)
Thrifts & Mortgage Finance - 0.6% - (continued)
6,646	Ocwen Financial Corp.*	$21,201
2,350	Oritani Financial Corp.	40,538
1,077	PCSB Financial Corp.*(a)	21,249
3,053	PHH Corp.*	34,682
186	Provident Bancorp Inc.*	4,418
415	Provident Financial Holdings Inc.	7,993
3,515	Provident Financial Services Inc.	96,100
276	Prudential Bancorp Inc.	5,109
12,012	Radian Group Inc.	246,126
886	Riverview Bancorp Inc.	8,169
778	SI Financial Group Inc.	11,748
358	Southern Missouri Bancorp Inc.	14,406
291	Territorial Bancorp Inc.	9,297
3,124	TFS Financial Corp.	47,579
287	Timberland Bancorp Inc.	8,243
5,379	TrustCo Bank Corp. NY	50,294
2,449	United Community Financial Corp.	23,976
2,941	United Financial Bancorp Inc.	54,820
1,571	Walker & Dunlop Inc.*	77,419
4,600	Washington Federal Inc.	160,080
1,500	Waterstone Financial Inc.	28,350
1,290	Western New England Bancorp Inc.	13,803
1,729	WSFS Financial Corp.	87,487

	Total Thrifts & Mortgage Finance	4,689,008

	TOTAL FINANCIALS	88,547,378

HEALTH CARE - 12.9%
Biotechnology - 2.5%
1,311	Abeona Therapeutics Inc.*	22,680
5,325	ACADIA Pharmaceuticals Inc.*	161,081
40,395	Acceleron Pharma Inc.*	1,474,014
1,937	Achaogen Inc.*(a)	23,167
6,934	Achillion Pharmaceuticals Inc.*	21,634
2,476	Acorda Therapeutics Inc.*	50,263
907	Adamas Pharmaceuticals Inc.*	33,695
2,358	Aduro Biotech Inc.*	22,401
1,745	Advaxis Inc.*(a)	5,218
3,576	Agenus Inc.*	14,054
2,272	Agios Pharmaceuticals Inc.*	139,842
367	Aileron Therapeutics Inc.*	4,118
1,999	Aimmune Therapeutics Inc.*	76,362
2,398	Akebia Therapeutics Inc.*	37,313
3,423	Alder Biopharmaceuticals Inc.*	37,653
18,296	Alkermes PLC*	956,698
4,708	Alnylam Pharmaceuticals Inc.*	633,414
2,026	AMAG Pharmaceuticals Inc.*	28,263
9,032	Amicus Therapeutics Inc.*	125,725
627	AnaptysBio Inc.*	52,699
2,416	Anavex Life Sciences Corp.*(a)	9,181
1,549	Ardelyx Inc.*	10,301
2,130	Arena Pharmaceuticals Inc.*	66,009
9,724	Array BioPharma Inc.*	109,395
1,258	Asterias Biotherapeutics Inc., Class A Shares*(a)	3,082
1,533	Atara Biotherapeutics Inc.*	22,152
291	Athenex Inc.*(a)	4,979
4,761	Athersys Inc.*	9,284
918	Audentes Therapeutics Inc.*	26,493
12,796	Avexis Inc.*	1,213,189
1,694	Axovant Sciences Ltd.*	9,351
1,672	Bellicum Pharmaceuticals Inc.*(a)	16,770
3,998	BioCryst Pharmaceuticals Inc.*	20,310
646	Biohaven Pharmaceutical Holding Co., Ltd.*	14,942

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 2.5% - (continued)
11,259	BioMarin Pharmaceutical Inc.*	$966,022
347	BioSpecifics Technologies Corp.*	15,580
3,583	BioTime Inc.*(a)	9,602
5,991	Bioverativ Inc.*	299,670
2,513	Bluebird Bio Inc.*	434,246
2,179	Blueprint Medicines Corp.*	163,556
1,733	Calithera Biosciences Inc.*	18,196
426	Calyxt Inc.*(a)	8,154
1,362	Cara Therapeutics Inc.*(a)	16,957
1,339	Cascadian Therapeutics Inc.*	5,704
4,629	Catalyst Pharmaceuticals Inc.*	19,905
6,065	Celldex Therapeutics Inc.*	18,195
1,063	ChemoCentryx Inc.*	6,909
2,895	Chimerix Inc.*	12,941
16,986	Clovis Oncology Inc.*	1,067,910
2,212	Coherus Biosciences Inc.*	19,797
950	Conatus Pharmaceuticals Inc.*	3,943
1,063	Concert Pharmaceuticals Inc.*	23,981
2,173	Corbus Pharmaceuticals Holdings Inc.*(a)	16,732
528	Corvus Pharmaceuticals Inc.*	5,919
5,713	Curis Inc.*	4,544
2,369	Cytokinetics Inc.*	20,373
1,522	CytomX Therapeutics Inc.*	31,505
3,320	Dynavax Technologies Corp.*(a)	66,400
464	Eagle Pharmaceuticals Inc.*(a)	27,404
1,054	Edge Therapeutics Inc.*	10,645
1,962	Editas Medicine Inc.*(a)	56,643
1,880	Emergent BioSolutions Inc.*	82,588
887	Enanta Pharmaceuticals Inc.*	44,048
2,364	Epizyme Inc.*	28,368
940	Esperion Therapeutics Inc.*	57,819
16,552	Exact Sciences Corp.*	984,513
15,990	Exelixis Inc.*	433,009
1,568	Fate Therapeutics Inc.*(a)	6,899
3,622	FibroGen Inc.*	172,045
1,553	Five Prime Therapeutics Inc.*	40,922
1,583	Flexion Therapeutics Inc.*(a)	41,016
2,134	Fortress Biotech Inc.*(a)	8,216
808	Foundation Medicine Inc.*(a)	42,986
403	G1 Therapeutics Inc.*	8,282
1,818	Genocea Biosciences Inc.*(a)	2,218
1,127	Genomic Health Inc.*	34,137
8,615	Geron Corp.*(a)	17,144
2,092	Global Blood Therapeutics Inc.*	82,529
6,551	Halozyme Therapeutics Inc.*	122,307
2,612	Heron Therapeutics Inc.*(a)	45,971
5,563	Idera Pharmaceuticals Inc.*(a)	12,294
2,844	Ignyta Inc.*	46,642
804	Immune Design Corp.*	3,296
4,793	ImmunoGen Inc.*	30,436
5,773	Immunomedics Inc.*(a)	62,695
13,327	Incyte Corp.*	1,319,240
4,693	Inovio Pharmaceuticals Inc.*(a)	21,541
4,066	Insmed Inc.*	126,819
1,137	Insys Therapeutics Inc.*(a)	6,026
743	Intellia Therapeutics Inc.*(a)	16,732
1,011	Intercept Pharmaceuticals Inc.*(a)	62,086
3,301	Intrexon Corp.*(a)	45,026
2,243	Invitae Corp.*(a)	19,604
6,840	Ionis Pharmaceuticals Inc.*	379,552
3,196	Iovance Biotherapeutics Inc.*	28,924

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 2.5% - (continued)
7,539	Ironwood Pharmaceuticals Inc., Class A Shares*	$130,199
747	Jounce Therapeutics Inc.*(a)	11,773
3,504	Juno Therapeutics Inc.*	191,388
1,658	Karyopharm Therapeutics Inc.*	18,553
4,683	Keryx Biopharmaceuticals Inc.*(a)	22,432
1,530	Kindred Biosciences Inc.*	11,704
1,084	Kura Oncology Inc.*(a)	17,398
990	La Jolla Pharmaceutical Co.*	33,016
2,456	Lexicon Pharmaceuticals Inc.*(a)	25,100
1,144	Ligand Pharmaceuticals Inc.*	150,836
1,238	Loxo Oncology Inc.*	95,016
1,918	MacroGenics Inc.*	37,056
274	Madrigal Pharmaceuticals Inc.*	13,793
1,718	Matinas BioPharma Holdings Inc.*	2,422
2,035	MediciNova Inc.*(a)	14,204
548	Merrimack Pharmaceuticals Inc.(a)	6,335
282	Mersana Therapeutics Inc.*	5,358
5,802	MiMedx Group Inc.*(a)	67,129
1,710	Minerva Neurosciences Inc.*(a)	9,833
510	Miragen Therapeutics Inc.*	4,065
4,145	Momenta Pharmaceuticals Inc.*	57,201
3,472	Myriad Genetics Inc.*	120,235
1,428	NantKwest Inc.*	6,997
1,862	Natera Inc.*	18,117
4,837	Neurocrine Biosciences Inc.*	347,732
1,192	NewLink Genetics Corp.*(a)	10,454
14,689	Novavax Inc.*(a)	19,977
465	Novelion Therapeutics Inc.*	1,772
1,230	Nymox Pharmaceutical Corp.*	4,637
18,065	OPKO Health Inc.*(a)	94,841
6,397	Organovo Holdings Inc.*(a)	9,659
1,627	Otonomy Inc.*	8,704
364	Ovid therapeutics Inc.*(a)	4,481
8,113	PDL BioPharma Inc.*	23,609
2,214	Pieris Pharmaceuticals Inc.*	13,683
2,789	Portola Pharmaceuticals Inc.*	141,542
4,065	Progenics Pharmaceuticals Inc.*	23,496
604	Protagonist Therapeutics Inc.*(a)	11,778
26,075	Prothena Corp. PLC*(a)	1,212,227
2,177	PTC Therapeutics Inc.*	34,723
1,599	Puma Biotechnology Inc.*	169,334
491	Ra Pharmaceuticals Inc.*	7,002
2,092	Radius Health Inc.*(a)	59,225
719	Recro Pharma Inc.*	6,931
1,434	REGENXBIO Inc.*	40,295
2,037	Repligen Corp.*	72,212
2,169	Retrophin Inc.*	48,889
7,490	Rigel Pharmaceuticals Inc.*	31,158
1,936	Sage Therapeutics Inc.*	178,906
4,482	Sangamo Therapeutics Inc.*	72,608
3,241	Sarepta Therapeutics Inc.*	180,426
5,294	Seattle Genetics Inc.*	322,563
737	Selecta Biosciences Inc.*	7,856
1,274	Seres Therapeutics Inc.*(a)	13,377
1,457	Spark Therapeutics Inc.*	106,696
4,356	Spectrum Pharmaceuticals Inc.*	85,378
1,192	Stemline Therapeutics Inc.*	18,357
954	Strongbridge Biopharma PLC*	6,392
683	Syndax Pharmaceuticals Inc.*	5,983
12,859	Synergy Pharmaceuticals Inc.*(a)	26,747
832	Syros Pharmaceuticals Inc.*	12,355

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 2.5% - (continued)
2,049	TESARO Inc.*	$173,345
2,764	TG Therapeutics Inc.*(a)	23,770
314	Tocagen Inc.*(a)	3,749
2,233	Trevena Inc.*	3,707
2,223	Ultragenyx Pharmaceutical Inc.*	112,239
2,381	United Therapeutics Corp.*	309,506
2,498	Vanda Pharmaceuticals Inc.*	35,097
1,105	VBI Vaccines Inc.*	5,558
1,401	Veracyte Inc.*	9,499
1,866	Versartis Inc.*	3,639
776	Voyager Therapeutics Inc.*(a)	11,353
134	vTv Therapeutics Inc., Class A Shares*	561
905	XBiotech Inc.*(a)	3,819
2,170	Xencor Inc.*	47,111
7,454	ZIOPHARM Oncology Inc.*(a)	34,065

	Total Biotechnology	18,526,278

Health Care Equipment & Supplies - 4.6%
1,228	Abaxis Inc.	59,853
2,260	ABIOMED Inc.*	440,338
139,755	Accuray Inc.*	719,738
4,942	Align Technology Inc.*	1,289,269
10,009	Analogic Corp.	828,745
2,095	AngioDynamics Inc.*	35,992
813	Anika Therapeutics Inc.*	44,813
8,206	Antares Pharma Inc.*	15,181
24,996	AtriCure Inc.*	462,426
77	Atrion Corp.	51,944
1,394	AxoGen Inc.*	37,220
20,232	Becton Dickinson and Co.	4,617,145
12,016	Cantel Medical Corp.	1,279,464
1,808	Cardiovascular Systems Inc.*	45,308
4,771	Cerus Corp.*	18,845
1,766	ConforMIS Inc.*(a)	5,634
1,539	CONMED Corp.	82,337
9,777	Cooper Cos., Inc. (The)	2,358,017
4,883	Corindus Vascular Robotics Inc.*(a)	6,299
1,869	CryoLife Inc.*	38,034
669	Cutera Inc.*	27,462
12,030	DENTSPLY SIRONA Inc.	806,130
4,728	DexCom Inc.*	276,257
7,960	Edwards Lifesciences Corp.*	932,912
4,134	Endologix Inc.*	22,696
564	Entellus Medical Inc.*(a)	9,605
504	Exactech Inc.*	21,143
410	FONAR Corp.*	10,189
3,001	GenMark Diagnostics Inc.*	13,354
1,615	Glaukos Corp.*(a)	43,234
3,932	Globus Medical Inc., Class A Shares*	149,455
42,679	Haemonetics Corp.*	2,466,846
2,637	Halyard Health Inc.*	128,000
358	Heska Corp.*	30,727
3,617	Hill-Rom Holdings Inc.	305,817
830	ICU Medical Inc.*	177,122
951	Inogen Inc.*	122,432
11,790	Insulet Corp.*	845,697
1,750	Integer Holdings Corp.*	84,788
47,328	Integra LifeSciences Holdings Corp.*	2,301,087
1,686	Invacare Corp.	29,589
789	iRhythm Technologies Inc.*	43,790
2,288	K2M Group Holdings Inc.*	44,982
1,569	Lantheus Holdings Inc.*	35,146

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Equipment & Supplies - 4.6% - (continued)
750	LeMaitre Vascular Inc.	$24,698
2,718	LivaNova PLC*	236,955
26,552	Masimo Corp.*	2,358,880
2,422	Meridian Bioscience Inc.	36,451
2,721	Merit Medical Systems Inc.*	118,227
1,824	Natus Medical Inc.*	73,051
2,066	Neogen Corp.*	173,337
11,914	Nevro Corp.*	891,405
3,284	Novocure Ltd.*	63,217
2,832	NuVasive Inc.*	163,378
3,653	NxStage Medical Inc.*	93,846
426	Obalon Therapeutics Inc.*(a)	3,506
3,198	OraSure Technologies Inc.*	52,927
973	Orthofix International NV*	52,756
1,124	Oxford Immunotec Global PLC*	16,736
1,636	Penumbra Inc.*	172,271
392	Pulse Biosciences Inc.*	8,463
1,568	Quidel Corp.*	59,568
1,673	Quotient Ltd.*(a)	8,114
7,754	ResMed Inc.	662,192
2,973	Rockwell Medical Inc.*(a)	18,225
3,529	RTI Surgical Inc.*	16,939
911	Sientra Inc.*(a)	12,973
2,406	STAAR Surgical Co.*	41,744
13,269	STERIS PLC	1,193,679
635	Surmodics Inc.*	21,019
570	Tactile Systems Technology Inc.*	17,003
5,587	Teleflex Inc.	1,483,460
203	Utah Medical Products Inc.	16,575
73,770	Varex Imaging Corp.*	2,734,654
1,886	ViewRay Inc.*(a)	18,162
588	Viveve Medical Inc.*	2,946
4,037	West Pharmaceutical Services Inc.	403,417
69,017	Wright Medical Group NV*	1,677,803

	Total Health Care Equipment & Supplies	34,293,639

Health Care Providers & Services - 1.5%
454	AAC Holdings Inc.*	4,145
45,724	Acadia Healthcare Co., Inc.*	1,455,395
1,722	Aceto Corp.	18,270
331	Addus HomeCare Corp.*	11,022
716	Almost Family Inc.*	42,530
1,592	Amedisys Inc.*	85,968
409	American Renal Associates Holdings Inc.*(a)	5,922
2,641	AMN Healthcare Services Inc.*	132,578
3,048	BioScrip Inc.*	7,986
1,577	BioTelemetry Inc.*	45,733
10,410	Brookdale Senior Living Inc.*	111,283
1,436	Capital Senior Living Corp.*	23,349
870	Chemed Corp.	213,968
820	Civitas Solutions Inc.*	15,949
5,454	Community Health Systems Inc.*(a)	24,816
554	CorVel Corp.*	30,609
1,821	Cross Country Healthcare Inc.*	24,893
2,751	Diplomat Pharmacy Inc.*	49,243
2,719	Ensign Group Inc. (The)	65,990
23,339	Envision Healthcare Corp.*	745,214
2,272	Genesis Healthcare Inc., Class A Shares*	1,567
2,788	HealthEquity Inc.*	144,614
5,388	HealthSouth Corp.	269,131
4,784	Kindred Healthcare Inc.	35,162
18,239	Laboratory Corp. of America Holdings*	2,886,687

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Providers & Services - 1.5% - (continued)
883	LHC Group Inc.*	$58,075
2,098	LifePoint Health Inc.*	100,284
1,277	Magellan Health Inc.*	107,907
5,030	MEDNAX Inc.*	250,444
12,161	Molina Healthcare Inc.*	951,477
625	National HealthCare Corp.	41,469
560	National Research Corp., Class A Shares	19,012
3,439	Owens & Minor Inc.	65,822
4,519	Patterson Cos., Inc.	165,169
351	PetIQ Inc., Class A Shares*(a)	7,785
1,686	PharMerica Corp.*	49,316
2,868	Premier Inc., Class A Shares*	83,229
667	Providence Service Corp. (The)*	40,380
6,196	R1 RCM Inc.*	24,040
1,887	RadNet Inc.*	19,814
6,020	Select Medical Holdings Corp.*	106,253
1,198	Surgery Partners Inc.*(a)	11,261
3,015	Teladoc Inc.*(a)	111,857
4,614	Tenet Healthcare Corp.*(a)	65,057
38,944	Tivity Health Inc.*	1,433,139
1,209	Triple-S Management Corp., Class B Shares*	34,360
685	US Physical Therapy Inc.	50,039
2,502	WellCare Health Plans Inc.*	532,901

	Total Health Care Providers & Services	10,781,114

Health Care Technology - 0.6%
105,091	Allscripts Healthcare Solutions Inc.*	1,502,801
2,184	athenahealth Inc.*	290,232
2,904	Castlight Health Inc., Class B Shares*(a)	11,326
660	Computer Programs & Systems Inc.(a)	19,998
1,988	Cotiviti Holdings Inc.*	64,968
2,842	Evolent Health Inc., Class A Shares*(a)	36,520
1,467	HealthStream Inc.*	34,885
4,765	HMS Holdings Corp.*	78,765
3,588	Inovalon Holdings Inc., Class A Shares*(a)	57,049
3,076	Medidata Solutions Inc.*	204,985
1,079	NantHealth Inc.*(a)	3,485
35,444	Omnicell Inc.*	1,857,265
2,935	Quality Systems Inc.*	42,352
445	Simulations Plus Inc.	6,920
558	Tabula Rasa HealthCare Inc.*	19,357
6,034	Veeva Systems Inc., Class A Shares*	363,307
1,559	Vocera Communications Inc.*	45,679

	Total Health Care Technology	4,639,894

Life Sciences Tools & Services - 1.9%
1,469	Accelerate Diagnostics Inc.*(a)	43,409
55,727	Agilent Technologies Inc.	3,858,538
1,148	Bio-Rad Laboratories Inc., Class A Shares*	311,453
2,031	Bio-Techne Corp.	273,677
5,667	Bruker Corp.	199,365
1,811	Cambrex Corp.*	88,467
19,707	Charles River Laboratories International Inc.*	2,053,469
2,341	Enzo Biochem Inc.*	22,965
134,641	Fluidigm Corp.*	801,114
23,005	ICON PLC, ADR*	2,687,214
3,560	Illumina Inc.*	818,907
3,050	INC Research Holdings Inc., Class A Shares*	116,815
37,699	Luminex Corp.	805,251
383	Medpace Holdings Inc.*	12,758
32,508	NanoString Technologies Inc.*	248,686
2,830	NeoGenomics Inc.*	26,149
5,435	Pacific Biosciences of California Inc.*	17,338

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Life Sciences Tools & Services - 1.9% - (continued)
6,053	PerkinElmer Inc.	$445,985
2,711	PRA Health Sciences Inc.*	223,305
42,190	QIAGEN NV*	1,345,861

	Total Life Sciences Tools & Services	14,400,726

Pharmaceuticals - 1.8%
38,982	Aclaris Therapeutics Inc.*	924,263
1,793	Aerie Pharmaceuticals Inc.*	115,200
792	Akcea Therapeutics Inc.*(a)	15,119
5,039	Akorn Inc.*	164,019
2,060	Amphastar Pharmaceuticals Inc.*	40,355
487	ANI Pharmaceuticals Inc.*	34,631
1,861	Aratana Therapeutics Inc.*	10,887
730	Assembly Biosciences Inc.*	36,434
234,640	Cardiome Pharma Corp.*	323,803
6,889	Catalent Inc.*	274,113
988	Clearside Biomedical Inc.*	7,035
1,085	Collegium Pharmaceutical Inc.*(a)	18,727
5,141	Corcept Therapeutics Inc.*	92,230
1,474	Corium International Inc.*	17,349
3,274	Depomed Inc.*	22,460
2,141	Dermira Inc.*	54,810
250	Dova Pharmaceuticals Inc.*(a)	7,468
6,490	Durect Corp.*	6,814
12,602	Endo International PLC*	92,499
8,856	Horizon Pharma PLC*	127,349
35,347	Impax Laboratories Inc.*	588,528
4,283	Innoviva Inc.*	56,193
21,564	Intersect ENT Inc.*	658,780
1,865	Intra-Cellular Therapies Inc.*	28,908
426	Kala Pharmaceuticals Inc.*	8,158
1,628	Lannett Co., Inc.*(a)	43,061
5,467	Mallinckrodt PLC*	119,290
40,666	Medicines Co. (The)*	1,179,314
418	Melinta Therapeutics Inc.*	7,106
1,117	MyoKardia Inc.*	41,050
62,590	Nektar Therapeutics, Class A Shares*	3,379,234
1,067	Neos Therapeutics Inc.*(a)	10,990
1,095	Ocular Therapeutix Inc.*	4,511
2,376	Omeros Corp.*(a)	49,302
34,790	Pacira Pharmaceuticals Inc.*	1,607,298
1,347	Paratek Pharmaceuticals Inc.*	25,391
1,054	Phibro Animal Health Corp., Class A Shares	36,574
2,967	Prestige Brands Holdings Inc.*	134,108
572	Reata Pharmaceuticals Inc., Class A Shares*	14,529
1,280	Revance Therapeutics Inc.*(a)	35,520
248	Sienna Biopharmaceuticals Inc.*(a)	5,000
1,245	Sucampo Pharmaceuticals Inc., Class A Shares*	15,811
2,648	Supernus Pharmaceuticals Inc.*	100,094
2,397	Teligent Inc.*(a)	9,636
2,531	Tetraphase Pharmaceuticals Inc.*	16,249
8,919	TherapeuticsMD Inc.*	56,190
2,339	Theravance Biopharma Inc.*(a)	66,545
600	WaVe Life Sciences Ltd.*(a)	22,320
31,853	Zoetis Inc., Class A Shares	2,302,653
1,455	Zogenix Inc.*	56,527
824	Zynerba Pharmaceuticals Inc.*	11,346

	Total Pharmaceuticals	13,075,781

	TOTAL HEALTH CARE	95,717,432

INDUSTRIALS - 18.9%
Aerospace & Defense - 2.5%
1,800	AAR Corp.	74,844

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Aerospace & Defense - 2.5% - (continued)
3,881	Aerojet Rocketdyne Holdings Inc.*	$122,213
18,572	Aerovironment Inc.*	846,512
1,227	Astronics Corp.*	50,908
2,925	Axon Enterprise Inc.*(a)	72,774
5,087	BWX Technologies Inc.	317,683
27,544	Cubic Corp.	1,706,351
2,451	Curtiss-Wright Corp.	304,414
671	Ducommun Inc.*	18,768
1,068	Engility Holdings Inc.*	31,175
1,462	Esterline Technologies Corp.*	103,583
1,380	HEICO Corp.	124,697
2,662	HEICO Corp., Class A Shares	202,046
70,751	Hexcel Corp.	4,386,562
2,463	Huntington Ingalls Industries Inc.	595,233
110,379	KEYW Holding Corp. (The)*(a)	605,981
31,610	KLX Inc.*	1,773,637
4,029	Kratos Defense & Security Solutions Inc.*	42,022
44,528	Mercury Systems Inc.*	2,323,916
1,782	Moog Inc., Class A Shares*	149,884
289	National Presto Industries Inc.	29,969
3,195	Orbital ATK Inc.	421,548
492	Sparton Corp.*	11,414
21,874	Spirit AeroSystems Holdings Inc., Class A Shares	1,842,885
7,337	Teledyne Technologies Inc.*	1,366,443
18,400	Textron Inc.	1,025,064
2,765	Triumph Group Inc.	85,439
531	Vectrus Inc.*	17,114
3,273	Wesco Aircraft Holdings Inc.*	24,220

	Total Aerospace & Defense	18,677,299

Air Freight & Logistics - 0.4%
3,150	Air Transport Services Group Inc.*	76,388
1,313	Atlas Air Worldwide Holdings Inc.*	75,826
78,695	Echo Global Logistics Inc.*	2,124,765
1,658	Forward Air Corp.	94,340
1,843	Hub Group Inc., Class A Shares*	88,095
1,739	Radiant Logistics Inc.*	8,365
6,449	XPO Logistics Inc.*	509,664

	Total Air Freight & Logistics	2,977,443

Airlines - 0.3%
6,688	Alaska Air Group Inc.	462,609
680	Allegiant Travel Co., Class A Shares	103,360
1,725	Copa Holdings SA, Class A Shares	231,478
2,980	Hawaiian Holdings Inc.	128,587
59,885	JetBlue Airways Corp.*	1,285,731
2,736	SkyWest Inc.	142,409
3,916	Spirit Airlines Inc.*	166,939

	Total Airlines	2,521,113

Building Products - 1.4%
2,317	AAON Inc.	84,455
2,013	Advanced Drainage Systems Inc.	47,708
5,244	Allegion PLC	441,230
782	American Woodmark Corp.*	77,887
26,038	AO Smith Corp.	1,651,330
1,590	Apogee Enterprises Inc.	79,548
1,457	Armstrong Flooring Inc.*	25,527
2,486	Armstrong World Industries Inc.*	149,036
5,498	Builders FirstSource Inc.*	112,159
1,297	Caesarstone Ltd.*	32,295
2,254	Continental Building Products Inc.*	62,887
834	CSW Industrials Inc.*	40,115
8,469	Fortune Brands Home & Security Inc.	579,449

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Building Products - 1.4% - (continued)
1,800	Gibraltar Industries Inc.*	$59,220
1,671	Griffon Corp.	39,018
1,054	Insteel Industries Inc.	29,038
3,719	JELD-WEN Holding Inc.*	145,450
2,138	Lennox International Inc.	448,424
1,675	Masonite International Corp.*	123,364
140,522	NCI Building Systems Inc.*	2,346,717
6,131	Owens Corning	541,674
909	Patrick Industries Inc.*	91,991
2,758	PGT Innovations Inc.*	45,093
141,202	Ply Gem Holdings Inc.*	2,513,396
1,962	Quanex Building Products Corp.	42,968
2,324	Simpson Manufacturing Co., Inc.	139,370
1,645	Trex Co., Inc.*	193,715
3,363	Universal Forest Products Inc.	131,695
4,740	USG Corp.*	180,167

	Total Building Products	10,454,926

Commercial Services & Supplies - 1.8%
3,122	ABM Industries Inc.	133,622
6,083	ACCO Brands Corp.*	79,991
2,237	Advanced Disposal Services Inc., Class A Shares*	52,189
633	Aqua Metals Inc.*	2,057
1,684	ARC Document Solutions Inc.*	4,648
2,636	Brady Corp., Class A Shares	103,068
2,548	Brink’s Co. (The)	206,006
2,188	Casella Waste Systems Inc., Class A Shares*	46,648
1,470	CECO Environmental Corp.	7,953
15,907	Cintas Corp.	2,504,398
19,534	Clean Harbors Inc.*	1,052,101
10,976	Copart Inc.*	473,724
159,899	Covanta Holding Corp.	2,430,465
2,608	Deluxe Corp.	185,429
1,208	Ennis Inc.	25,549
2,219	Essendant Inc.	20,881
3,852	Healthcare Services Group Inc.	200,034
851	Heritage-Crystal Clean Inc.*	16,297
3,348	Herman Miller Inc.	119,691
2,494	HNI Corp.	87,290
1,802	Hudson Technologies Inc.*	10,344
2,634	InnerWorkings Inc.*	28,579
3,528	Interface Inc., Class A Shares	88,024
34,811	KAR Auction Services Inc.	1,753,430
2,043	Kimball International Inc., Class B Shares	37,877
2,741	Knoll Inc.	59,672
1,927	LSC Communications Inc.	31,526
1,751	Matthews International Corp., Class A Shares	99,194
1,324	McGrath RentCorp	63,287
2,276	Mobile Mini Inc.	81,708
1,855	MSA Safety Inc.	159,530
768	Multi-Color Corp.	58,752
632	NL Industries Inc.*	9,701
10,503	Pitney Bowes Inc.	112,067
1,844	Quad/Graphics Inc.	41,508
5,218	Rollins Inc.	241,854
3,829	RR Donnelley & Sons Co.	35,954
859	SP Plus Corp.*	33,673
4,867	Steelcase Inc., Class A Shares	73,978
1,680	Team Inc.*	23,100
3,169	Tetra Tech Inc.	158,450
855	UniFirst Corp.	139,793
1,217	US Ecology Inc.	62,615

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Commercial Services & Supplies - 1.8% - (continued)
1,159	Viad Corp.	$66,758
518	VSE Corp.	24,745
27,601	Waste Connections Inc.	1,899,777

	Total Commercial Services & Supplies	13,147,937

Construction & Engineering - 2.1%
8,569	AECOM*	321,338
1,911	Aegion Corp., Class A Shares*	52,801
881	Ameresco Inc., Class A Shares*	7,489
820	Argan Inc.	48,380
5,740	Chicago Bridge & Iron Co. NV(a)	93,677
2,076	Comfort Systems USA Inc.	89,164
1,647	Dycom Industries Inc.*	176,838
42,316	EMCOR Group Inc.	3,417,863
7,731	Fluor Corp.	374,258
32,448	Granite Construction Inc.	2,153,574
3,485	Great Lakes Dredge & Dock Corp.*	17,425
1,890	HC2 Holdings Inc.*	10,319
593	IES Holdings Inc.*	10,526
69,009	Jacobs Engineering Group Inc.	4,529,061
63,966	KBR Inc.	1,199,362
148,063	Layne Christensen Co.*(a)	1,920,377
3,724	MasTec Inc.*	167,021
936	MYR Group Inc.*	33,284
576	Northwest Pipe Co.*	10,500
375	NV5 Global Inc.*	20,794
1,240	Orion Group Holdings Inc.*	9,635
2,239	Primoris Services Corp.	62,670
8,161	Quanta Services Inc.*	309,302
1,514	Sterling Construction Co., Inc.*	25,965
2,151	Tutor Perini Corp.*	54,205
4,637	Valmont Industries Inc.	801,274

	Total Construction & Engineering	15,917,102

Electrical Equipment - 0.7%
328	Allied Motion Technologies Inc.	10,466
1,875	Atkore International Group Inc.*	39,900
1,463	AZZ Inc.	70,370
61,981	Babcock & Wilcox Enterprises Inc.*(a)	291,311
1,152	Encore Wire Corp.	53,683
1,193	Energous Corp.*(a)	9,950
2,443	EnerSys	168,787
3,451	Generac Holdings Inc.*	169,686
2,844	General Cable Corp.	61,146
3,012	Hubbell Inc., Class B Shares	378,879
1,036	LSI Industries Inc.	7,242
13,144	Plug Power Inc.*(a)	31,151
407	Powell Industries Inc.	11,425
144	Preformed Line Products Co.	12,023
2,502	Regal Beloit Corp.	192,529
720	Revolution Lighting Technologies Inc.*	3,254
9,325	Sensata Technologies Holding NV*	465,784
4,917	Sunrun Inc.*(a)	27,535
131,457	Thermon Group Holdings Inc.*	3,057,690
577	TPI Composites Inc.*	10,928
1,036	Vicor Corp.*	23,362
1,359	Vivint Solar Inc.*(a)	4,824

	Total Electrical Equipment	5,101,925

Industrial Conglomerates - 0.6%
21,314	Carlisle Cos., Inc.	2,450,470
2,028	Raven Industries Inc.	77,470
7,643	Roper Technologies Inc.	2,042,286

	Total Industrial Conglomerates	4,570,226

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Machinery - 4.8%
27,227	Actuant Corp., Class A Shares	$718,793
3,718	AGCO Corp.	263,160
534	Alamo Group Inc.	62,985
1,612	Albany International Corp., Class A Shares	104,296
7,324	Allison Transmission Holdings Inc.	300,577
1,627	Altra Industrial Motion Corp.	79,072
357	American Railcar Industries Inc.(a)	14,466
1,204	Astec Industries Inc.	66,665
2,795	Barnes Group Inc.	185,225
330	Blue Bird Corp.*(a)	6,435
2,383	Briggs & Stratton Corp.	59,337
1,750	Chart Industries Inc.*	85,190
939	CIRCOR International Inc.	45,485
4,784	Colfax Corp.*	178,252
1,145	Columbus McKinnon Corp.	45,731
1,721	Commercial Vehicle Group Inc.*	19,172
2,681	Crane Co.	228,877
782	DMC Global Inc.	15,757
7,264	Donaldson Co., Inc.	362,474
1,246	Douglas Dynamics Inc.	50,775
203	Eastern Co. (The)	5,846
1,692	Energy Recovery Inc.*(a)	19,001
1,189	EnPro Industries Inc.	102,694
1,422	ESCO Technologies Inc.	92,928
462	ExOne Co. (The)*	5,632
3,338	Federal Signal Corp.	71,767
33,078	Flowserve Corp.	1,408,461
2,594	Franklin Electric Co., Inc.	120,102
776	FreightCar America Inc.	13,014
3,601	Gardner Denver Holdings Inc.*	116,708
303	Gencor Industries Inc.*	5,454
1,228	Global Brass & Copper Holdings Inc.	42,489
833	Gorman-Rupp Co. (The)	27,431
3,077	Graco Inc.	404,902
607	Graham Corp.	12,043
1,555	Greenbrier Cos., Inc. (The)(a)	77,750
678	Hardinge Inc.	11,567
42,432	Harsco Corp.*	765,898
3,548	Hillenbrand Inc.	161,611
370	Hurco Cos., Inc.	16,502
587	Hyster-Yale Materials Handling Inc.	49,795
27,727	IDEX Corp.	3,758,949
19,179	ITT Inc.	1,039,502
26,983	John Bean Technologies Corp.	3,231,214
614	Kadant Inc.	62,812
4,497	Kennametal Inc.	209,650
341	LB Foster Co., Class A Shares*	7,877
3,284	Lincoln Electric Holdings Inc.	299,304
588	Lindsay Corp.	55,172
948	Lydall Inc.*	52,187
109,486	Manitowoc Co., Inc. (The)*	4,399,147
21,615	Meritor Inc.*	539,943
3,110	Middleby Corp. (The)*	396,587
102,543	Milacron Holdings Corp.*	1,807,833
563	Miller Industries Inc.	15,708
3,197	Mueller Industries Inc.	116,371
8,656	Mueller Water Products Inc., Class A Shares	108,113
2,803	Navistar International Corp.*	114,110
1,538	NN Inc.	42,987
3,205	Nordson Corp.	411,394
178	Omega Flex Inc.	11,495

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Machinery - 4.8% - (continued)
4,075	Oshkosh Corp.	$366,913
531	Park-Ohio Holdings Corp.	24,692
1,395	Proto Labs Inc.*	134,199
1,298	RBC Bearings Inc.*	173,218
741	REV Group Inc.	20,237
5,856	Rexnord Corp.*	145,932
21,216	Snap-on Inc.	3,594,627
1,948	Spartan Motors Inc.	31,071
2,215	SPX Corp.*	70,636
61,992	SPX FLOW Inc.*	2,775,382
711	Standex International Corp.	76,077
1,343	Sun Hydraulics Corp.	81,466
990	Tennant Co.	65,142
4,503	Terex Corp.	210,560
3,890	Timken Co. (The)	194,111
2,846	Titan International Inc.	34,067
5,894	Toro Co. (The)	384,584
2,589	TriMas Corp.*	67,055
8,208	Trinity Industries Inc.	292,615
15,162	Twin Disc Inc.*	426,052
3,092	Wabash National Corp.	62,304
2,785	WABCO Holdings Inc.*	416,218
19,717	Wabtec Corp.	1,516,237
1,566	Watts Water Technologies Inc., Class A Shares	116,510
6,965	Welbilt Inc.*	156,295
2,959	Woodward Inc.	228,879
9,953	Xylem Inc.	690,141

	Total Machinery	35,459,894

Marine - 0.1%
2,660	Costamare Inc.	15,295
45,200	Danaos Corp.*(a)	70,060
2,714	Eagle Bulk Shipping Inc.*	11,860
519	Genco Shipping & Trading Ltd.*	5,901
2,984	Kirby Corp.*	200,823
23,031	Matson Inc.	671,815
4,582	Navios Maritime Holdings Inc.*	6,323
2,124	Safe Bulkers Inc.*	6,733
3,516	Scorpio Bulkers Inc.	25,315

	Total Marine	1,014,125

Professional Services - 1.0%
721	Acacia Research Corp.*	3,028
407	Barrett Business Services Inc.	27,009
266	BG Staffing Inc.	4,168
2,977	CBIZ Inc.*	43,911
636	Cogint Inc.*(a)	2,703
437	CRA International Inc.	19,752
2,055	Dun & Bradstreet Corp. (The)	252,991
1,380	Exponent Inc.	104,190
490	Forrester Research Inc.	22,761
449	Franklin Covey Co.*	9,025
2,149	FTI Consulting Inc.*	92,429
732	GP Strategies Corp.*	16,836
1,070	Heidrick & Struggles International Inc.	26,750
1,829	Hill International Inc.*	10,425
1,272	Huron Consulting Group Inc.*	52,025
1,034	ICF International Inc.*	55,888
1,025	Insperity Inc.	120,848
1,778	Kelly Services Inc., Class A Shares	51,829
1,360	Kforce Inc.	35,360
2,863	Korn/Ferry International	125,514
3,699	ManpowerGroup Inc.	476,801

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Professional Services - 1.0% - (continued)
111,618	Mistras Group Inc.*	$2,561,633
2,710	Navigant Consulting Inc.*	52,005
2,838	On Assignment Inc.*	181,518
734	Pendrell Corp.*	5,050
1,405	Resources Connection Inc.	22,550
6,887	Robert Half International Inc.	392,834
2,638	RPX Corp.	34,795
8,372	TransUnion*	464,813
2,332	TriNet Group Inc.*	104,380
2,379	TrueBlue Inc.*	67,683
24,090	WageWorks Inc.*	1,545,374
345	Willdan Group Inc.*	8,742

	Total Professional Services	6,995,620

Road & Rail - 1.0%
284	AMERCO	105,270
1,340	ArcBest Corp.	50,719
52,096	Avis Budget Group Inc.*	1,984,858
569	Covenant Transportation Group Inc., Class A Shares*	17,047
1,190	Daseke Inc.*	15,101
3,333	Genesee & Wyoming Inc., Class A Shares*	262,707
2,583	Heartland Express Inc.	58,996
31,623	Hertz Global Holdings Inc.*(a)	599,256
6,815	Knight-Swift Transportation Holdings Inc., Class A Shares	290,864
2,321	Landstar System Inc.	239,527
2,206	Marten Transport Ltd.	44,451
3,398	Old Dominion Freight Line Inc.	439,158
1,683	Roadrunner Transportation Systems Inc.*	14,406
39,097	Ryder System Inc.	3,224,721
1,401	Saia Inc.*	92,186
1,835	Schneider National Inc., Class B Shares	48,132
346	Universal Logistics Holdings Inc.	8,079
2,626	Werner Enterprises Inc.	100,313
1,744	YRC Worldwide Inc.*	21,486

	Total Road & Rail	7,617,277

Trading Companies & Distributors - 2.2%
5,281	Air Lease Corp., Class A Shares	228,667
2,718	Aircastle Ltd.	66,591
2,136	Applied Industrial Technologies Inc.	136,597
15,498	Beacon Roofing Supply Inc.*	993,112
85,804	BMC Stock Holdings Inc.*	1,982,072
787	CAI International Inc.*	26,955
913	DXP Enterprises Inc.*	25,381
170	EnviroStar Inc.(a)	4,777
680	Foundation Building Materials Inc.*	10,343
2,089	GATX Corp.(a)	131,920
1,509	GMS Inc.*	56,301
1,833	H&E Equipment Services Inc.	68,169
44,756	HD Supply Holdings Inc.*	1,655,077
1,379	Herc Holdings Inc.*	81,609
892	Huttig Building Products Inc.*	6,083
1,514	Kaman Corp.	90,325
376	Lawson Products Inc.*	9,682
5,048	MRC Global Inc.*	79,304
2,403	MSC Industrial Direct Co., Inc., Class A Shares	216,438
1,820	Nexeo Solutions Inc.*	14,433
6,062	NOW Inc.*	62,560
37,876	Rush Enterprises Inc., Class A Shares*	1,844,940
276	Rush Enterprises Inc., Class B Shares*	12,693
1,893	SiteOne Landscape Supply Inc.*	141,559
161,550	Textainer Group Holdings Ltd.*(a)	3,707,573
1,105	Titan Machinery Inc.*	20,995

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.9% - (continued)
Trading Companies & Distributors - 2.2% - (continued)
2,464	Triton International Ltd.*	$97,501
4,675	United Rentals Inc.*	745,569
61,181	Univar Inc.*	1,802,392
683	Veritiv Corp.*	18,612
8,450	Watsco Inc.	1,415,375
2,652	WESCO International Inc.*	173,839
210	Willis Lease Finance Corp.*	5,510

	Total Trading Companies & Distributors	15,932,954

Transportation Infrastructure - 0.0%
4,357	Macquarie Infrastructure Corp.	290,960

	TOTAL INDUSTRIALS	140,678,801

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.6%
1,057	Acacia Communications Inc.*(a)	40,885
2,755	ADTRAN Inc.	63,640
1,111	Aerohive Networks Inc.*	5,999
1,032	Applied Optoelectronics Inc.*(a)	45,057
2,929	Arista Networks Inc.*	682,808
62,302	ARRIS International PLC*	1,867,191
1,984	CalAmp Corp.*	45,334
2,086	Calix Inc.*	13,768
179,025	Ciena Corp.*	3,893,794
411	Clearfield Inc.*(a)	6,001
10,551	CommScope Holding Co., Inc.*	379,730
1,355	Comtech Telecommunications Corp.	29,363
1,211	Digi International Inc.*	12,413
2,661	EchoStar Corp., Class A Shares*	159,261
754	EMCORE Corp.*	5,881
6,157	Extreme Networks Inc.*	79,117
6,262	Finisar Corp.*	125,303
5,050	Harmonic Inc.*	21,210
125,566	Infinera Corp.*	909,098
1,879	InterDigital Inc.	142,992
659	KVH Industries Inc.*	7,117
3,323	Lumentum Holdings Inc.*	179,608
32,700	Mitel Networks Corp.*	255,714
1,818	NETGEAR Inc.*	93,627
4,704	NetScout Systems Inc.*	146,059
9,292	Oclaro Inc.*(a)	66,159
5,445	Palo Alto Networks Inc.*	793,609
1,871	Plantronics Inc.	97,891
1,237	Quantenna Communications Inc.*	15,129
66,808	Ribbon Communications Inc.*	519,098
1,299	Ubiquiti Networks Inc.*(a)	86,812
2,898	ViaSat Inc.*(a)	215,148
73,928	Viavi Solutions Inc.*	692,705

	Total Communications Equipment	11,697,521

Electronic Equipment, Instruments & Components - 2.7%
556	Akoustis Technologies Inc.*	3,781
11,594	Amphenol Corp., Class A Shares	1,050,300
1,633	Anixter International Inc.*	116,759
4,900	Arrow Electronics Inc.*	395,577
6,811	Avnet Inc.	282,044
2,599	AVX Corp.	47,146
1,582	Badger Meter Inc.	73,405
614	Bel Fuse Inc., Class B Shares	16,486
2,279	Belden Inc.	193,009
2,814	Benchmark Electronics Inc.*	85,827
8,504	CDW Corp.	595,365
4,601	Cognex Corp.	637,561

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.5% - (continued)
Electronic Equipment, Instruments & Components - 2.7% - (continued)
1,349	Coherent Inc.*	$393,854
1,233	Control4 Corp.*	40,985
1,814	CTS Corp.	49,431
1,833	Daktronics Inc.	17,560
3,009	Dolby Laboratories Inc., Class A Shares	187,100
1,575	Electro Scientific Industries Inc.*	37,690
734	ePlus Inc.*	59,601
2,047	Fabrinet*	65,320
959	FARO Technologies Inc.*	50,156
10,048	Fitbit Inc., Class A Shares*(a)	68,929
33,830	Flex Ltd.*	611,308
7,475	FLIR Systems Inc.	348,185
13,503	II-VI Inc.*	640,042
2,004	Insight Enterprises Inc.*	78,156
1,975	IPG Photonics Corp.*	452,235
974	Iteris Inc.*	6,243
13,816	Itron Inc.*	890,441
9,628	Jabil Inc.	277,768
2,590	KEMET Corp.*	39,938
105,321	Keysight Technologies Inc.*	4,581,463
1,248	Kimball Electronics Inc.*	26,021
4,983	Knowles Corp.*	78,682
1,253	Littelfuse Inc.	254,234
56,121	Maxwell Technologies Inc.*(a)	312,033
191	Mesa Laboratories Inc.(a)	25,705
2,016	Methode Electronics Inc.	94,954
4,092	MicroVision Inc.*(a)	6,915
960	MTS Systems Corp.	53,664
505	Napco Security Technologies Inc.*	5,050
5,817	National Instruments Corp.	255,657
1,803	Novanta Inc.*	86,724
24,850	Orbotech Ltd.*	1,258,901
10,280	OSI Systems Inc.*	890,865
1,118	Park Electrochemical Corp.	21,354
566	PC Connection Inc.	15,514
408	PCM Inc.*	4,019
1,894	Plexus Corp.*	118,394
1,285	Radisys Corp.*	959
1,010	Rogers Corp.*	162,711
4,144	Sanmina Corp.*	140,896
1,419	ScanSource Inc.*	51,084
1,617	SYNNEX Corp.	220,235
572	Systemax Inc.	17,446
1,959	Tech Data Corp.*	189,435
13,793	Trimble Inc.*	579,168
5,208	TTM Technologies Inc.*	85,047
8,752	Universal Display Corp.	1,584,112
46,466	VeriFone Systems Inc.*	805,720
7,529	Vishay Intertechnology Inc.	164,885
461	Vishay Precision Group Inc.*	12,770
2,856	Zebra Technologies Corp., Class A Shares*	315,074

	Total Electronic Equipment, Instruments & Components	20,231,893

Internet Software & Services - 1.0%
2,448	2U Inc.*	156,917
1,737	Actua Corp.*	26,924
1,136	Alarm.com Holdings Inc.*	46,565
407	Alteryx Inc., Class A Shares*	10,159
934	Amber Road Inc.*	6,856
379	Appfolio Inc., Class A Shares*	16,354
1,181	Apptio Inc., Class A Shares*	26,348
4,360	Bazaarvoice Inc.*	23,762

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.5% - (continued)
Internet Software & Services - 1.0% - (continued)
925	Benefitfocus Inc.*(a)	$25,067
2,299	Blucora Inc.*	47,244
4,398	Box Inc., Class A Shares*	92,490
2,184	Brightcove Inc.*	16,162
1,424	Carbonite Inc.*	34,247
626	Care.com Inc.*	11,875
4,056	Cars.com Inc.*(a)	98,317
1,202	ChannelAdvisor Corp.*	10,337
1,356	Cimpress NV*(a)	165,161
719	Cloudera Inc.*	11,382
652	CommerceHub Inc., Series A*	14,905
1,745	CommerceHub Inc., Series C*	37,448
2,926	Cornerstone OnDemand Inc.*	108,174
7,626	CoStar Group Inc.*	2,325,701
1,683	Coupa Software Inc.*(a)	59,629
2,559	DHI Group Inc.*	4,734
2,952	Endurance International Group Holdings Inc.*	27,601
2,428	Envestnet Inc.*	119,336
6,493	Etsy Inc.*	106,875
2,922	Five9 Inc.*	71,618
6,467	GoDaddy Inc., Class A Shares*	314,620
3,244	Gogo Inc.*(a)	35,716
4,715	GrubHub Inc.*(a)	318,545
1,725	GTT Communications Inc.*	69,776
2,719	Hortonworks Inc.*	51,688
3,864	IAC/InterActiveCorp.*	491,771
1,186	Instructure Inc.*	41,214
973	Internap Corp.*	17,329
2,579	j2 Global Inc.	194,611
584	Leaf Group Ltd.*	4,818
4,308	Limelight Networks Inc.*	20,937
1,072	Liquidity Services Inc.*	6,164
3,074	LivePerson Inc.*	34,121
2,867	LogMeIn Inc.	341,173
2,091	Match Group Inc.*(a)	61,475
3,147	Meet Group Inc. (The)*	7,993
2,271	MINDBODY Inc., Class A Shares*	74,035
1,268	MuleSoft Inc., Class A Shares*	29,101
1,637	New Relic Inc.*	92,130
3,589	NIC Inc.	59,577
3,083	Nutanix Inc., Class A Shares*(a)	101,122
691	Okta Inc., Class A Shares*	20,184
644	Ominto Inc.*(a)	2,956
12,774	Pandora Media Inc.*	63,870
1,755	Q2 Holdings Inc.*	73,447
1,618	QuinStreet Inc.*	17,296
4,183	Quotient Technology Inc.*	49,778
592	Reis Inc.	12,846
1,047	Shutterstock Inc.*	44,487
948	SPS Commerce Inc.*	47,836
881	Stamps.com Inc.*	148,360
831	TechTarget Inc.*	11,626
1,285	Trade Desk Inc. (The), Class A Shares*(a)	63,145
3,806	TrueCar Inc.*(a)	46,395
534	Tucows Inc., Class A Shares*(a)	33,856
3,510	Twilio Inc., Class A Shares*(a)	93,577
172	Veritone Inc.*(a)	4,121
2,166	Web.com Group Inc.*	49,818
1,394	XO Group Inc.*	26,946
4,247	Yelp Inc., Class A Shares*	189,204
573	Yext Inc.*(a)	8,200

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.5% - (continued)
Internet Software & Services - 1.0% - (continued)
2,943	Zillow Group Inc., Class A Shares*	$120,840
5,788	Zillow Group Inc., Class C Shares*	237,540

	Total Internet Software & Services	7,436,432

IT Services - 4.9%
47,726	Acxiom Corp.*	1,300,534
2,680	Alliance Data Systems Corp.	641,244
23,469	Black Knight Inc.*	1,053,758
2,976	Blackhawk Network Holdings Inc., Class A Shares*	109,368
8,112	Booz Allen Hamilton Holding Corp., Class A Shares	313,853
6,513	Broadridge Financial Solutions Inc.	587,863
1,361	CACI International Inc., Class A Shares*	179,584
2,593	Cardtronics PLC, Class A Shares*	48,567
628	Cass Information Systems Inc.	42,773
97,644	Conduent Inc.*	1,490,047
5,115	Convergys Corp.	126,238
39,462	CoreLogic Inc.*	1,720,938
1,776	CSG Systems International Inc.	81,501
8,967	CSRA Inc.	259,415
18,280	DST Systems Inc.	1,143,962
17,408	DXC Technology Co.	1,673,605
2,735	EPAM Systems Inc.*	277,438
76,258	Euronet Worldwide Inc.*	6,966,168
3,384	Everi Holdings Inc.*	27,580
3,233	EVERTEC Inc.	44,939
1,767	ExlService Holdings Inc.*	108,459
11,717	Gartner Inc.*	1,416,468
106,794	Genpact Ltd.	3,443,039
24,216	Global Payments Inc.	2,435,161
1,164	Hackett Group Inc. (The)	19,008
1,769	Information Services Group Inc.*	7,996
53,935	InterXion Holding NV*	3,113,668
11,162	Jack Henry & Associates Inc.	1,287,202
7,893	Leidos Holdings Inc.	501,758
1,454	ManTech International Corp., Class A Shares	74,125
3,528	MAXIMUS Inc.	243,714
1,668	MoneyGram International Inc.*	23,752
2,021	Perficient Inc.*	39,127
2,390	Planet Payment Inc.*	10,755
860	Presidio Inc.*(a)	13,278
11,498	Sabre Corp.	228,925
2,452	Science Applications International Corp.	181,938
3,677	ServiceSource International Inc.*	10,553
13,438	Square Inc., Class A Shares*	527,038
470	StarTek Inc.*	4,606
2,241	Sykes Enterprises Inc.*	71,309
1,777	Syntel Inc.*	45,509
800	TeleTech Holdings Inc.	32,400
6,984	Teradata Corp.*	265,462
6,929	Travelport Worldwide Ltd.	92,779
41,219	Unisys Corp.*(a)	319,447
11,752	Vantiv Inc., Class A Shares*	881,400
1,436	Virtusa Corp.*	66,559
8,209	WEX Inc.*	1,056,663
41,180	WNS Holdings Ltd., ADR*	1,693,733

	Total IT Services	36,305,206

Semiconductors & Semiconductor Equipment - 3.3%
2,146	Advanced Energy Industries Inc.*	160,886
45,673	Advanced Micro Devices Inc.*(a)	497,379
891	Alpha & Omega Semiconductor Ltd.*	15,691
1,824	Ambarella Inc.*(a)	98,988
5,753	Amkor Technology Inc.*	60,809

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.5% - (continued)
Semiconductors & Semiconductor Equipment - 3.3% - (continued)
1,706	Axcelis Technologies Inc.*	$54,592
2,106	AXT Inc.*	20,323
3,867	Brooks Automation Inc.	96,250
1,382	Cabot Microelectronics Corp.	133,114
23,057	Cavium Inc.*	1,970,912
13,918	CEVA Inc.*	661,105
3,593	Cirrus Logic Inc.*	198,477
1,595	Cohu Inc.	36,302
5,482	Cree Inc.*	194,830
288	CyberOptics Corp.*(a)	4,579
81,306	Cypress Semiconductor Corp.	1,301,709
2,163	Diodes Inc.*	63,376
1,058	DSP Group Inc.*	13,807
7,713	Entegris Inc.	233,704
4,492	First Solar Inc.*	278,953
28,777	FormFactor Inc.*	471,943
591	GSI Technology Inc.*	4,710
885	Ichor Holdings Ltd.*	25,143
1,021	Impinj Inc.*(a)	26,005
2,364	Inphi Corp.*(a)	97,089
81,249	Integrated Device Technology Inc.*	2,444,782
1,433	IXYS Corp.*	34,822
3,077	Kopin Corp.*	9,908
8,183	Lam Research Corp.	1,573,836
6,925	Lattice Semiconductor Corp.*	40,650
62,544	MACOM Technology Solutions Holdings Inc.*(a)	2,038,309
22,224	Marvell Technology Group Ltd.	496,484
3,372	MaxLinear Inc., Class A Shares*	89,055
24,400	Mellanox Technologies Ltd.*(a)	1,442,040
28,965	Microsemi Corp.*	1,530,800
2,942	MKS Instruments Inc.	277,431
18,876	Monolithic Power Systems Inc.	2,233,975
1,384	Nanometrics Inc.*	34,821
1,517	NeoPhotonics Corp.*	10,771
284	NVE Corp.	23,748
23,020	ON Semiconductor Corp.*	462,242
1,677	PDF Solutions Inc.*	30,337
3,807	Photronics Inc.*	36,738
2,212	Pixelworks Inc.*	12,719
1,602	Power Integrations Inc.	125,757
16,300	Qorvo Inc.*	1,248,254
103,788	Rambus Inc.*	1,536,062
1,771	Rudolph Technologies Inc.*	43,035
3,630	Semtech Corp.*	123,601
1,790	Sigma Designs Inc.*	10,472
2,248	Silicon Laboratories Inc.*	204,793
1,057	SMART Global Holdings Inc.*	31,699
3,117	SunPower Corp., Class A Shares*(a)	25,746
1,940	Synaptics Inc.*	73,216
10,979	Teradyne Inc.	444,320
1,865	Ultra Clean Holdings Inc.*	39,128
34,258	Veeco Instruments Inc.*	553,267
5,960	Versum Materials Inc.	228,864
3,079	Xcerra Corp.*	30,513
2,755	Xperi Corp.	53,172

	Total Semiconductors & Semiconductor Equipment	24,316,043

Software - 4.8%
4,944	8x8 Inc.*	69,710
3,066	A10 Networks Inc.*	24,589
6,505	ACI Worldwide Inc.*	148,834
17,480	Activision Blizzard Inc.	1,090,752

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.5% - (continued)
Software - 4.8% - (continued)
597	Agilysys Inc.*	$7,307
1,723	American Software Inc., Class A Shares	22,244
4,734	ANSYS Inc.*	701,532
4,094	Aspen Technology Inc.*	273,971
4,115	Atlassian Corp. PLC, Class A Shares*	192,129
1,297	Barracuda Networks Inc.*	35,862
2,646	Blackbaud Inc.	260,499
819	Blackline Inc.*	30,033
33,799	Bottomline Technologies de Inc.*	1,126,521
16,198	BroadSoft Inc.*	890,890
46,244	Cadence Design Systems Inc.*	2,030,574
3,614	Callidus Software Inc.*	105,800
18,681	CDK Global Inc.	1,290,670
25,922	CommVault Systems Inc.*	1,397,196
612	Digimarc Corp.*(a)	22,950
1,341	Ebix Inc.(a)	103,659
11,031	Electronic Arts Inc.*	1,173,147
1,882	Ellie Mae Inc.*	166,350
979	Everbridge Inc.*	25,944
1,663	Fair Isaac Corp.	261,191
79,498	FireEye Inc.*(a)	1,124,102
51,417	Fortinet Inc.*	2,162,599
2,033	Gigamon Inc.*	78,982
5,035	Glu Mobile Inc.*	19,687
4,080	Guidewire Software Inc.*	303,511
1,884	HubSpot Inc.*	152,510
1,880	Imperva Inc.*	77,550
3,882	Manhattan Associates Inc.*	172,167
528	MicroStrategy Inc., Class A Shares*	72,209
1,547	Mitek Systems Inc.*	13,923
3,528	MobileIron Inc.*	13,759
1,157	Model N Inc.*	18,801
2,356	Monotype Imaging Holdings Inc.	59,371
13,050	Nice Ltd., ADR	1,142,006
102,406	Nuance Communications Inc.*	1,591,389
673	Park City Group Inc.*(a)	7,403
2,747	Paycom Software Inc.*	225,254
1,461	Paylocity Holding Corp.*	67,411
2,040	Pegasystems Inc.	102,918
2,659	Progress Software Corp.	109,923
22,992	Proofpoint Inc.*	2,070,430
1,482	PROS Holdings Inc.*	37,183
6,312	PTC Inc.*	401,948
604	QAD Inc., Class A Shares	22,227
1,755	Qualys Inc.*	103,370
1,002	Rapid7 Inc.*	18,948
1,166	RealNetworks Inc.*	4,874
3,278	RealPage Inc.*	148,657
12,542	Red Hat Inc.*	1,589,824
3,488	RingCentral Inc., Class A Shares*	164,459
699	Rosetta Stone Inc.*	8,521
1,908	Rubicon Project Inc. (The)*	3,434
60,200	Seachange International Inc.*	161,336
642	SecureWorks Corp., Class A Shares*	6,305
2,472	Silver Spring Networks Inc.*	39,725
7,614	Splunk Inc.*	609,805
44,667	SS&C Technologies Holdings Inc.	1,844,300
2,455	Synchronoss Technologies Inc.*	24,648
22,607	Tableau Software Inc., Class A Shares*	1,589,272
5,771	Take-Two Interactive Software Inc.*	643,755
2,041	Telenav Inc.*	11,226

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.5% - (continued)
Software - 4.8% - (continued)
74,493	TiVo Corp.	$1,325,975
1,895	Tyler Technologies Inc.*	346,633
7,792	Ultimate Software Group Inc. (The)*	1,644,346
546	Upland Software Inc.*	12,798
1,079	Varonis Systems Inc.*	54,274
21,926	VASCO Data Security International Inc.*	293,808
48,196	Verint Systems Inc.*	2,108,575
3,411	VirnetX Holding Corp.*(a)	12,450
1,469	Workiva Inc., Class A Shares*	31,951
46,458	Zendesk Inc.*	1,561,453
3,435	Zix Corp.*	15,114
42,659	Zynga Inc., Class A Shares*	174,902

	Total Software	36,054,355

Technology Hardware, Storage & Peripherals - 0.2%
6,141	3D Systems Corp.*(a)	54,225
1,660	Avid Technology Inc.*	11,172
778	CPI Card Group Inc.(a)	685
2,292	Cray Inc.*	52,143
31,749	Diebold Nixdorf Inc.(a)	609,581
787	Eastman Kodak Co.*(a)	2,597
2,585	Electronics for Imaging Inc.*	79,514
1,868	Immersion Corp.*(a)	14,215
789	Intevac Inc.*	5,878
6,635	NCR Corp.*	207,609
5,229	Pure Storage Inc., Class A Shares*	96,632
20,205	Quantum Corp.*	104,864
2,828	Stratasys Ltd.*	61,594
2,193	Super Micro Computer Inc.*	48,356
2,814	USA Technologies Inc.*	24,482

	Total Technology Hardware, Storage & Peripherals	1,373,547

	TOTAL INFORMATION TECHNOLOGY	137,414,997

MATERIALS - 6.4%
Chemicals - 2.4%
1,620	A Schulman Inc.	61,479
1,687	AdvanSix Inc.*	72,625
1,201	AgroFresh Solutions Inc.*	7,302
24,137	Albemarle Corp.	3,242,082
1,689	American Vanguard Corp.	33,611
3,399	Ashland Global Holdings Inc.	251,458
63,152	Axalta Coating Systems Ltd.*	1,999,392
1,758	Balchem Corp.	153,421
3,420	Cabot Corp.	209,441
2,836	Calgon Carbon Corp.	61,258
25,051	CF Industries Holdings Inc.	938,661
394	Chase Corp.	49,762
10,208	Chemours Co. (The)	524,691
2,107	Codexis Inc.*	14,538
497	Core Molding Technologies Inc.	10,695
4,702	Ferro Corp.*	119,196
3,171	Flotek Industries Inc.*(a)	14,967
14,101	FMC Corp.	1,331,134
1,501	FutureFuel Corp.	22,530
4,008	GCP Applied Technologies Inc.*	131,262
595	Hawkins Inc.	22,818
30,682	HB Fuller Co.	1,735,681
11,051	Huntsman Corp.	353,190
2,373	Ingevity Corp.*	188,867
1,098	Innophos Holdings Inc.	50,870
1,332	Innospec Inc.	95,105
4,823	Intrepid Potash Inc.*	18,424
520	KMG Chemicals Inc.	28,283

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.4% - (continued)
Chemicals - 2.4% - (continued)
1,171	Koppers Holdings Inc.*	$58,433
1,696	Kraton Corp.*	79,797
1,136	Kronos Worldwide Inc.	31,706
973	LSB Industries Inc.*(a)	8,767
1,961	Minerals Technologies Inc.	142,074
410	NewMarket Corp.	164,213
9,088	Olin Corp.	323,896
2,157	OMNOVA Solutions Inc.*	23,080
12,494	Platform Specialty Products Corp.*	124,315
4,537	PolyOne Corp.	209,655
714	Quaker Chemical Corp.	117,653
2,447	Rayonier Advanced Materials Inc.	45,979
7,228	RPM International Inc.	382,867
2,411	Scotts Miracle-Gro Co. (The)	238,448
2,448	Sensient Technologies Corp.	189,793
2,552	Sherwin-Williams Co. (The)	1,019,320
1,105	Stepan Co.	91,837
1,070	Trecora Resources*	13,429
1,258	Tredegar Corp.	24,783
26,339	Trinseo SA	1,943,818
4,757	Tronox Ltd., Class A Shares	108,888
1,313	Valhi Inc.	8,863
11,270	Valvoline Inc.	277,918
2,001	Westlake Chemical Corp.	195,958
3,746	WR Grace & Co.	274,619

	Total Chemicals	17,842,852

Construction Materials - 0.8%
14,171	Eagle Materials Inc.	1,586,160
674	Forterra Inc.*(a)	6,632
5,244	Martin Marietta Materials Inc.	1,092,797
57,682	Summit Materials Inc., Class A Shares*	1,774,298
126	United States Lime & Minerals Inc.	10,754
862	US Concrete Inc.*	69,693
8,624	Vulcan Materials Co.	1,083,606

	Total Construction Materials	5,623,940

Containers & Packaging - 1.7%
3,406	AptarGroup Inc.	301,125
1,079	Ardagh Group SA., Class A Shares	21,429
20,478	Avery Dennison Corp.	2,336,949
41,306	Ball Corp.	1,648,522
4,937	Bemis Co., Inc.	231,644
70,001	Berry Global Group Inc.*	4,183,960
32,257	Crown Holdings Inc.*	1,926,711
16,970	Graphic Packaging Holding Co.	259,811
1,310	Greif Inc., Class A Shares	71,487
346	Greif Inc., Class B Shares	21,573
1,327	Myers Industries Inc.	28,331
8,909	Owens-Illinois Inc.*	215,776
5,180	Packaging Corp. of America	614,348
10,785	Sealed Air Corp.	518,219
4,124	Silgan Holdings Inc.	119,101
5,454	Sonoco Products Co.	291,844
377	UFP Technologies Inc.*	10,386

	Total Containers & Packaging	12,801,216

Metals & Mining - 1.3%
17,739	AK Steel Holding Corp.*	86,389
10,220	Alcoa Corp.*	424,232
38,694	Allegheny Technologies Inc.*(a)	881,062
529	Ampco-Pittsburgh Corp.	7,565
6,493	Carpenter Technology Corp.	320,949
2,802	Century Aluminum Co.*	37,127

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.4% - (continued)
Metals & Mining - 1.3% - (continued)
119,419	Cleveland-Cliffs Inc.*	$795,331
10,170	Coeur Mining Inc.*	77,495
6,479	Commercial Metals Co.	128,543
1,897	Compass Minerals International Inc.(a)	132,316
3,346	Ferroglobe Representation & Warranty Insurance Trust*(b)(f)	—
2,477	Gold Resource Corp.	9,859
617	Haynes International Inc.	19,769
22,037	Hecla Mining Co.	82,418
878	Kaiser Aluminum Corp.	85,043
9,956	Klondex Mines Ltd.*	24,193
1,118	Materion Corp.	54,670
372	Olympic Steel Inc.	7,410
34,371	Reliance Steel & Aluminum Co.	2,701,904
3,550	Royal Gold Inc.	293,656
1,111	Ryerson Holding Corp.*	10,277
82,362	Schnitzer Steel Industries Inc., Class A Shares	2,404,971
12,820	Steel Dynamics Inc.	493,570
3,659	SunCoke Energy Inc.*	41,676
17,518	Tahoe Resources Inc.	77,254
2,029	TimkenSteel Corp.*	30,638
9,625	United States Steel Corp.	278,355
851	Warrior Met Coal Inc.	18,909
2,519	Worthington Industries Inc.	104,790

	Total Metals & Mining	9,630,371

Paper & Forest Products - 0.2%
2,191	Boise Cascade Co.	84,354
925	Clearwater Paper Corp.*	43,891
609	Deltic Timber Corp.	56,205
3,520	Domtar Corp.	169,734
49,191	KapStone Paper and Packaging Corp.	1,093,516
8,117	Louisiana-Pacific Corp.*	224,110
919	Neenah Paper Inc.	82,159
2,464	PH Glatfelter Co.	51,227
1,715	Schweitzer-Mauduit International Inc.	77,638
1,801	Verso Corp., Class A Shares*	20,585

	Total Paper & Forest Products	1,903,419

	TOTAL MATERIALS	47,801,798

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 4.5%
4,701	Acadia Realty Trust	131,769
1,593	Agree Realty Corp.	78,758
2,641	Alexander & Baldwin Inc.	76,747
122	Alexander’s Inc.	51,604
13,284	Alexandria Real Estate Equities Inc.	1,687,865
2,929	Altisource Residential Corp.	32,073
2,202	American Assets Trust Inc.	86,671
7,492	American Campus Communities Inc.	317,511
13,444	American Homes 4 Rent, Class A Shares	288,777
8,701	Apartment Investment & Management Co., Class A Shares	383,627
11,828	Apple Hospitality REIT Inc.	230,409
2,404	Armada Hoffler Properties Inc.	37,142
1,594	Ashford Hospitality Prime Inc.	14,681
4,236	Ashford Hospitality Trust Inc.	27,576
1,234	Bluerock Residential Growth REIT Inc., Class A Shares	13,920
9,589	Brandywine Realty Trust	165,218
16,932	Brixmor Property Group Inc.	305,961
19,085	Camden Property Trust	1,742,079
4,195	CareTrust REIT Inc.	76,433
2,121	CatchMark Timber Trust Inc., Class A Shares	27,976
9,433	CBL & Associates Properties Inc.(a)	53,108
4,329	Cedar Realty Trust Inc.	25,844

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.5% - (continued)
2,183	Chatham Lodging Trust	$49,532
3,310	Chesapeake Lodging Trust	95,460
1,710	City Office REIT Inc.	22,640
1,065	Clipper Realty Inc.(a)	10,735
29,962	Colony NorthStar Inc., Class A Shares	365,237
6,823	Columbia Property Trust Inc.	155,360
1,050	Community Healthcare Trust Inc.	28,623
6,521	CoreCivic Inc.	153,309
663	CorEnergy Infrastructure Trust Inc.	23,636
1,903	CoreSite Realty Corp.	215,952
5,623	Corporate Office Properties Trust	170,602
23,533	Cousins Properties Inc.	211,091
9,972	CubeSmart	284,601
4,808	CyrusOne Inc.	292,134
5,109	DCT Industrial Trust Inc.	307,255
17,220	DDR Corp.	131,389
10,937	DiamondRock Hospitality Co.	122,385
8,038	Douglas Emmett Inc.	324,012
19,808	Duke Realty Corp.	557,199
2,080	Easterly Government Properties Inc.	44,075
1,867	EastGroup Properties Inc.	175,647
4,059	Education Realty Trust Inc.	148,438
7,236	Empire State Realty Trust Inc., Class A Shares	146,891
3,502	EPR Properties	237,506
6,703	Equity Commonwealth*	201,492
4,500	Equity LifeStyle Properties Inc.	406,395
1,865	Farmland Partners Inc.(a)	16,692
6,541	First Industrial Realty Trust Inc.	212,910
14,120	Forest City Realty Trust Inc., Class A Shares	338,174
3,438	Four Corners Property Trust Inc.	89,732
5,778	Franklin Street Properties Corp.	62,922
11,240	Gaming and Leisure Properties Inc.	408,237
6,725	GEO Group Inc. (The)	178,481
1,660	Getty Realty Corp.	47,244
1,604	Gladstone Commercial Corp.	36,635
1,170	Global Medical REIT Inc.	11,162
3,829	Global Net Lease Inc.	82,821
1,935	Government Properties Income Trust	36,088
8,376	Gramercy Property Trust	238,884
6,930	Healthcare Realty Trust Inc.	227,096
26,696	Healthcare Trust of America Inc., Class A Shares	816,631
2,159	Hersha Hospitality Trust, Class A Shares	37,890
5,641	Highwoods Properties Inc.	286,506
6,984	Hospitality Properties Trust	209,450
108,410	Host Hotels & Resorts Inc.	2,145,434
8,682	Hudson Pacific Properties Inc.	309,340
3,918	Independence Realty Trust Inc.	40,473
26,338	InfraREIT Inc.	556,259
6,561	Investors Real Estate Trust	39,760
16,245	Invitation Homes Inc.	382,570
14,568	Iron Mountain Inc.	595,394
4,183	iStar Inc.*	48,104
728	Jernigan Capital Inc.(a)	15,033
5,356	Kilroy Realty Corp.	403,735
3,591	Kite Realty Group Trust	69,055
4,607	Lamar Advertising Co., Class A Shares	346,585
6,370	LaSalle Hotel Properties	181,163
11,991	Lexington Realty Trust	125,426
8,207	Liberty Property Trust	368,330
2,522	Life Storage Inc.	226,501
2,151	LTC Properties Inc.	98,602

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.5% - (continued)
4,960	Mack-Cali Realty Corp.	$109,765
1,545	MedEquities Realty Trust Inc.	17,319
20,352	Medical Properties Trust Inc.	278,619
25,810	Mid-America Apartment Communities Inc.	2,643,976
3,828	Monmouth Real Estate Investment Corp.	68,368
2,190	National Health Investors Inc.	170,820
8,307	National Retail Properties Inc.	341,168
2,399	National Storage Affiliates Trust	63,909
4,528	New Senior Investment Group Inc.	37,130
956	NexPoint Residential Trust Inc.	26,902
3,302	NorthStar Realty Europe Corp.	47,912
10,901	Omega Healthcare Investors Inc.(a)	292,692
881	One Liberty Properties Inc.	23,540
7,770	Outfront Media Inc.	182,284
11,164	Paramount Group Inc.	180,522
8,097	Park Hotels & Resorts Inc.	236,432
3,793	Pebblebrook Hotel Trust	145,917
3,634	Pennsylvania Real Estate Investment Trust	40,301
9,916	Physicians Realty Trust	177,199
8,244	Piedmont Office Realty Trust Inc., Class A Shares	164,385
2,217	Potlatch Corp.	114,397
1,963	Preferred Apartment Communities Inc., Class A Shares	41,733
1,092	PS Business Parks Inc.	144,755
2,659	QTS Realty Trust Inc., Class A Shares	148,000
5,102	Quality Care Properties Inc.*	74,948
2,891	RAIT Financial Trust	983
4,423	Ramco-Gershenson Properties Trust	63,735
7,164	Rayonier Inc.	226,024
8,342	Regency Centers Corp.	565,671
5,990	Retail Opportunity Investments Corp.	117,224
13,029	Retail Properties of America Inc., Class A Shares	170,159
3,931	Rexford Industrial Realty Inc.	123,315
9,507	RLJ Lodging Trust	206,112
2,474	Ryman Hospitality Properties Inc.	171,894
8,827	Sabra Health Care REIT Inc.	169,831
596	Safety Income & Growth Inc.	10,907
608	Saul Centers Inc.	39,240
11,976	SBA Communications Corp., Class A Shares*	2,032,926
3,576	Select Income REIT	89,722
10,188	Senior Housing Properties Trust	195,100
1,364	Seritage Growth Properties, Class A Shares(a)	55,515
27,011	Spirit Realty Capital Inc.	230,674
5,100	STAG Industrial Inc.	144,330
9,534	STORE Capital Corp.	246,168
5,823	Summit Hotel Properties Inc.	87,986
4,383	Sun Communities Inc.	407,882
12,434	Sunstone Hotel Investors Inc.	207,772
5,179	Tanger Factory Outlet Centers Inc.	129,682
3,266	Taubman Centers Inc.	191,682
2,803	Terreno Realty Corp.	105,393
2,824	Tier REIT Inc.	56,565
1,733	UMH Properties Inc.	26,671
38,302	Uniti Group Inc.(a)	616,662
739	Universal Health Realty Income Trust	55,322
5,397	Urban Edge Properties	137,893
1,647	Urstadt Biddle Properties Inc., Class A Shares	39,067
10,392	Washington Prime Group Inc.	73,887
4,259	Washington Real Estate Investment Trust	137,651
6,779	Weingarten Realty Investors	223,368
2,062	Whitestone REIT, Class B Shares	30,456
5,914	WP Carey Inc.	420,959

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.5% - (continued)
6,023	Xenia Hotels & Resorts Inc.	$132,446

	Total Equity Real Estate Investment Trusts (REITs)	33,740,531

Real Estate Management & Development - 0.8%
569	Altisource Portfolio Solutions SA*(a)	15,170
108,997	CBRE Group Inc., Class A Shares*	4,726,110
258	Consolidated-Tomoka Land Co.	15,823
188	Forestar Group Inc.*(a)	4,183
409	FRP Holdings Inc.*	18,671
2,080	HFF Inc., Class A Shares	93,891
1,882	Howard Hughes Corp. (The)*	233,368
2,509	Jones Lang LaSalle Inc.	382,597
6,677	Kennedy-Wilson Holdings Inc.	127,865
821	Marcus & Millichap Inc.*	26,239
322	Maui Land & Pineapple Co., Inc.*	5,216
960	RE/MAX Holdings Inc., Class A Shares	51,216
7,486	Realogy Holdings Corp.	208,934
567	Redfin Corp.*(a)	12,916
430	RMR Group Inc. (The), Class A Shares	25,908
1,957	St Joe Co. (The)*	36,792
381	Stratus Properties Inc.	11,887
1,084	Tejon Ranch Co.*	24,336
1,059	Trinity Place Holdings Inc.*	7,455

	Total Real Estate Management & Development	6,028,577

	TOTAL REAL ESTATE	39,769,108

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
594	ATN International Inc.	35,497
2,377	Cincinnati Bell Inc.*	51,581
2,308	Cogent Communications Holdings Inc.	108,130
3,683	Consolidated Communications Holdings Inc.	52,078
4,502	Frontier Communications Corp.(a)	38,267
1,495	General Communication Inc., Class A Shares*	59,665
25,275	Globalstar Inc.*(a)	39,934
275	Hawaiian Telcom Holdco Inc.*	8,676
867	IDT Corp., Class B Shares	13,551
2,291	Intelsat SA*	8,179
4,827	Iridium Communications Inc.*(a)	59,613
1,071	Ooma Inc.*	11,835
3,807	ORBCOMM Inc.*	40,963
447	pdvWireless Inc.*(a)	14,595
534	Straight Path Communications Inc., Class B Shares*	97,103
11,199	Vonage Holdings Corp.*	114,006
11,066	Windstream Holdings Inc.	29,104
10,308	Zayo Group Holdings Inc.*	364,285

	Total Diversified Telecommunication Services	1,147,062

Wireless Telecommunication Services - 0.0%
2,078	Boingo Wireless Inc.*	51,327
2,633	Shenandoah Telecommunications Co.	100,976
993	Spok Holdings Inc.	17,377
5,276	Telephone & Data Systems Inc.	146,092
679	United States Cellular Corp.*	25,693

	Total Wireless Telecommunication Services	341,465

	TOTAL TELECOMMUNICATION SERVICES	1,488,527

UTILITIES - 1.8%
Electric Utilities - 0.5%
2,844	ALLETE Inc.	228,942
12,668	Alliant Energy Corp.	571,454
2,263	El Paso Electric Co.	137,817
615	Genie Energy Ltd., Class B Shares	2,663
11,956	Great Plains Energy Inc.	410,210

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.8% - (continued)
Electric Utilities - 0.5% - (continued)
5,968	Hawaiian Electric Industries Inc.	$228,873
2,797	IDACORP Inc.	276,372
1,936	MGE Energy Inc.	127,776
11,069	OGE Energy Corp.	395,827
2,218	Otter Tail Corp.	107,129
6,172	Pinnacle West Capital Corp.	566,651
4,436	PNM Resources Inc.	201,838
4,969	Portland General Electric Co.	246,661
502	Spark Energy Inc., Class A Shares(a)	6,275
7,855	Westar Energy Inc., Class A Shares	449,385

	Total Electric Utilities	3,957,873

Gas Utilities - 0.4%
5,696	Atmos Energy Corp.	525,684
872	Chesapeake Utilities Corp.	74,600
4,468	National Fuel Gas Co.	262,718
4,795	New Jersey Resources Corp.	213,857
1,589	Northwest Natural Gas Co.	109,879
2,880	ONE Gas Inc.	228,240
406	RGC Resources Inc.(a)	10,812
4,476	South Jersey Industries Inc.	151,557
2,646	Southwest Gas Holdings Inc.	227,397
2,627	Spire Inc.	216,071
9,569	UGI Corp.	468,977
2,831	WGL Holdings Inc.	239,333

	Total Gas Utilities	2,729,125

Independent Power and Renewable Electricity Producers - 0.6%
224,263	Atlantic Power Corp.*	571,871
19,987	Calpine Corp.*	300,205
62,801	Dynegy Inc.*	761,776
52,084	NRG Energy Inc.	1,440,122
2,331	NRG Yield Inc., Class A Shares	43,846
2,975	NRG Yield Inc., Class C Shares	56,674
17,204	Ormat Technologies Inc.	1,127,722
3,823	Pattern Energy Group Inc., Class A Shares	86,170
5,210	TerraForm Global Inc., Class A Shares*	24,487
2,862	TerraForm Power Inc., Class A Shares(a)	34,573
13,351	Vistra Energy Corp.	252,334

	Total Independent Power and Renewable Electricity Producers	4,699,780

Multi-Utilities - 0.2%
3,559	Avista Corp.	184,854
2,989	Black Hills Corp.	174,886
10,651	MDU Resources Group Inc.	297,695
2,718	NorthWestern Corp.	174,659
792	Unitil Corp.	41,374
4,643	Vectren Corp.	322,689

	Total Multi-Utilities	1,196,157

Water Utilities - 0.1%
2,029	American States Water Co.	117,053
9,780	Aqua America Inc.	371,542
626	AquaVenture Holdings Ltd.*	9,597
487	Artesian Resources Corp., Class A Shares	20,620
958	Cadiz Inc.*(a)	13,125
2,694	California Water Service Group	122,846
635	Connecticut Water Service Inc.	40,202
557	Consolidated Water Co., Ltd.	7,324
370	Global Water Resources Inc.	3,582
919	Middlesex Water Co.	42,384
592	Pure Cycle Corp.*(a)	4,114
922	SJW Group	62,816

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 1.8% - (continued)
Water Utilities - 0.1% - (continued)
746		York Water Co. (The)	$27,714

		Total Water Utilities	842,919

		TOTAL UTILITIES	13,425,854

		TOTAL COMMON STOCKS (Cost - $527,536,367)	681,970,135

CLOSED END MUTUAL FUND SECURITY - 4.4%
FINANCIALS - 4.4%
Capital Markets - 4.4%
255,015		iShares Russell 2000 Value, Common Class (Cost - $30,025,868)	32,585,817

CONVERTIBLE PREFERRED STOCK - 0.0%
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
4,500		Dynegy Inc., 7.000% (Cost - $429,353)	368,730

Face Amount/Units†	Rating††
CORPORATE BOND & NOTE - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
$ 353,000	NR	Maxwell Technologies Inc., Senior Unsecured Notes, 5.500% due 9/15/22(c) (Cost - $353,000)	378,372

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $558,344,588)	715,303,054

Face Amount†
SHORT-TERM INVESTMENTS (d) - 7.6%
MONEY MARKET FUND - 4.0%
29,281,938		Invesco STIT - Government & Agency Portfolio, Institutional Class(e) (Cost - $29,281,938)	29,281,938

TIME DEPOSITS - 3.6%
4,117,880		ANZ National Bank - London, 0.600% due 12/1/17	4,117,880
5,240,319		Banco Santander SA - Frankfurt, 0.600% due 12/1/17	5,240,319
3,258	CAD	BBH - Grand Cayman, 0.250% due 12/1/17	2,525
12,421,762		BNP Paribas - Paris, 0.600% due 12/1/17	12,421,762
2,273,544		Citibank - New York, 0.600% due 12/1/17	2,273,544
2,910,197		Sumitomo - Tokyo, 0.600% due 12/1/17	2,910,197

		TOTAL TIME DEPOSITS (Cost - $26,966,227)	26,966,227

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $56,248,165)	56,248,165

		TOTAL INVESTMENTS - 103.7% (Cost - $614,592,753)	771,551,219

		Liabilities in Excess of Other Assets - (3.7)%	(27,612,876)

		TOTAL NET ASSETS - 100.0%	$743,938,343

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $378,372 and represents 0.05% of net assets.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.6%.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Security that used significant unobservable inputs to determine fair value.

At November 30, 2017, for Small-Mid Cap Equity the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small-Mid Cap Equity Fund	$614,592,753	$173,969,248	$(16,648,584)	$157,320,664

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Industrials	18.2%
Information Technology	17.9
Financials	15.7
Health Care	12.4
Consumer Discretionary	11.2
Materials	6.2
Real Estate	5.2
Energy	2.7
Utilities	1.7
Consumer Staples	1.3
Telecommunication Services	0.2
Short-Term Investments	7.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2017, Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

		Expiration
	Number of	Date	Notional	Market	Unrealized
Open Futures Contracts	Contracts	(Month/Year)	Amounts	Value	Appreciation
Contracts to Buy:
E-mini Russell 2000 Index December Futures	35	12/17	$2,536,480	$2,704,450	$167,970
NASDAQ 100 E-mini Index December Futures	1	12/17	119,558	127,380	7,822
S&P MidCap 400 E-mini Index December Futures	17	12/17	3,043,594	3,230,000	186,406

					$362,198

At November 30, 2017, Small-Mid Cap Equity Fund had deposited cash of $204,996 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar

See pages 202-203 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6%
Australia - 3.4%
14,386	AGL Energy Ltd.	$274,073
51,890	Alumina Ltd.	87,505
148,333	Amaysim Australia Ltd.	219,730
25,609	Amcor Ltd.	299,666
66,472	AMP Ltd.	258,471
24,955	APA Group	176,867
11,712	Aristocrat Leisure Ltd.	196,808
4,233	ASX Ltd.	183,933
44,841	Aurizon Holdings Ltd.	180,373
46,200	AusNet Services, Class Miscella Shares	65,745
64,606	Australia & New Zealand Banking Group Ltd.	1,403,344
9,423	Bank of Queensland Ltd.	94,636
537,564	Beach Energy Ltd.	431,518
9,646	Bendigo & Adelaide Bank Ltd.	85,479
70,672	BHP Billiton Ltd.	1,468,786
356,286	BHP Billiton PLC	6,478,632
12,319	BlueScope Steel Ltd.	128,083
25,391	Boral Ltd.	145,513
407,594	Brambles Ltd.	3,174,509
32,938	BT Investment Management Ltd.	274,310
5,975	Caltex Australia Ltd.	154,248
12,360	Challenger Ltd.	132,059
85,733	Charter Hall Group, REIT	410,729
2,277	CIMIC Group Ltd.	88,139
12,314	Coca-Cola Amatil Ltd.	74,121
1,276	Cochlear Ltd.	174,948
38,065	Commonwealth Bank of Australia	2,303,002
9,818	Computershare Ltd.	123,089
9,499	Crown Resorts Ltd.	89,105
63,164	CSL Ltd.	6,872,709
99,859	CSR Ltd.	348,890
22,899	Dexus, REIT	180,203
1,325	Domino’s Pizza Enterprises Ltd.(a)	47,437
1,174	Flight Centre Travel Group Ltd.	39,784
33,660	Fortescue Metals Group Ltd.	117,788
38,549	Goodman Group, REIT	254,957
39,039	GPT Group (The), REIT	160,287
11,799	Harvey Norman Holdings Ltd.	36,052
37,138	Healthscope Ltd.	56,036
35,780	Incitec Pivot Ltd.	108,360
51,233	Insurance Australia Group Ltd.	279,485
11,078	JB Hi-Fi Ltd.	199,426
11,699	LendLease Group	141,297
7,207	Macquarie Group Ltd.	537,403
59,111	Medibank Pvt Ltd.	146,827
105,298	Metcash Ltd.	220,639
21,001	Mineral Resources Ltd.	312,934
79,210	Mirvac Group, REIT	147,327
58,871	National Australia Bank Ltd.	1,327,560
16,776	Newcrest Mining Ltd.	296,133
29,681	Oil Search Ltd.	159,260
8,747	Orica Ltd.	113,148
40,001	Origin Energy Ltd.*	271,358
28,863	OZ Minerals Ltd.	183,286
30,990	QBE Insurance Group Ltd.	251,177
3,026	Ramsay Health Care Ltd.	160,410
1,123	REA Group Ltd.	67,931
44,221	Santos Ltd.*	170,836
119,506	Scentre Group, REIT	384,387
8,075	SEEK Ltd.	113,740
19,923	Seven Group Holdings Ltd.	209,331

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Australia - 3.4% - (continued)
9,151	Sonic Healthcare Ltd.	$155,071
114,144	South32 Ltd.	283,103
49,807	Star Entertainment Grp Ltd. (The)	224,416
51,151	Stockland, REIT	182,598
28,766	Suncorp Group Ltd.	313,855
23,775	Sydney Airport	133,866
18,149	Tabcorp Holdings Ltd.	66,981
31,071	Tatts Group Ltd.	102,053
90,156	Telstra Corp., Ltd.	234,490
7,182	TPG Telecom Ltd.	32,478
45,344	Transurban Group	432,677
15,863	Treasury Wine Estates Ltd.	189,459
71,933	Vicinity Centres, REIT	152,731
24,950	Wesfarmers Ltd.	832,579
460,613	Westfield Corp., REIT	2,932,310
200,473	Westpac Banking Corp.	4,814,555
16,658	Woodside Petroleum Ltd.	394,516
28,128	Woolworths Ltd.	575,505

	Total Australia	45,147,062

Austria - 0.2%
13,397	ams AG*	1,303,883
1,554	ANDRITZ AG	87,094
6,516	Erste Group Bank AG	283,454
3,518	OMV AG	218,934
3,257	Raiffeisen Bank International AG*	115,464
2,400	Voestalpine AG	139,506

	Total Austria	2,148,335

Belgium - 0.6%
4,281	Ageas	210,430
16,767	Anheuser-Busch InBev SA/NV	1,922,464
1,507	Colruyt SA	79,854
1,697	Groupe Bruxelles Lambert SA	182,192
5,553	KBC Group NV	454,642
3,587	Proximus SADP	122,788
1,602	Solvay SA	224,950
1,184	Telenet Group Holding NV*	82,549
2,632	UCB SA	196,211
89,646	Umicore SA	4,173,795
2,837	Warehouses de Pauw CVA, REIT	307,967

	Total Belgium	7,957,842

Canada - 3.5%
16,935	Air Canada, Class B Shares*	322,753
22,503	Algonquin Power & Utilities Corp.	247,485
47,916	Alimentation Couche-Tard Inc., Class B Shares	2,443,242
8,040	Avigilon Corp.*	129,238
7,137	BRP Inc.	260,920
11,187	Canada Goose Holdings Inc.*	300,707
8,202	Canadian Apartment Properties, REIT	235,142
8,617	Canadian Imperial Bank of Commerce	789,004
36,427	Canadian Pacific Railway Ltd.	6,374,901
68,857	CCL Industries Inc., Class B Shares	3,190,823
33,641	Dollarama Inc.	4,112,011
586,991	Encana Corp.	6,946,989
11,387	Enerflex Ltd.	139,883
68,834	Entertainment One Ltd.	284,718
134,747	Gildan Activewear Inc., Class A Shares	4,275,561
77,830	Gran Tierra Energy Inc.*	174,329
28,391	HudBay Minerals Inc.	206,180
68,987	IAMGOLD Corp.*	375,880
14,995	Interfor Corp.*	248,706
6,084	Laurentian Bank of Canada	284,855
242,400	Manulife Financial Corp.	5,093,171

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Canada - 3.5% - (continued)
3,467	Maxar Technologies Ltd.	$218,352
29,476	Parex Resources Inc.*	393,851
104,325	Potash Corp. of Saskatchewan Inc.	2,047,285
4,133	Premium Brands Holdings Corp.	341,211
85,835	Saputo Inc.	2,912,502
113,259	Tamarack Valley Energy Ltd.*	240,519
67,221	Toronto-Dominion Bank (The)	3,815,746
49,006	Trican Well Service Ltd.*	177,755
26,292	Tricon Capital Group Inc.	229,858
5,560	WSP Global Inc.	257,908

	Total Canada	47,071,485

Chile - 0.2%
182,401	Antofagasta PLC	2,245,516

China - 1.6%
15,218	Alibaba Group Holding Ltd., ADR*	2,694,803
43,740	Baidu Inc., ADR*	10,435,489
3,687,500	CNOOC Ltd.	5,045,762
16,000	Minth Group Ltd.	89,739
67,100	Tencent Holdings Ltd.	3,463,664
59,800	Yangzijiang Shipbuilding Holdings Ltd.	69,637

	Total China	21,799,094

Denmark - 1.5%
85	AP Moller - Maersk AS, Class A Shares	145,571
141	AP Moller - Maersk AS, Class B Shares	252,961
2,327	Carlsberg AS, Class B Shares	276,004
2,164	Chr Hansen Holding AS	196,579
2,688	Coloplast AS, Class B Shares	210,844
16,492	Danske Bank AS	616,560
4,172	DSV AS	321,348
1,213	Genmab AS*	238,757
9,279	GN Store Nord AS	292,284
1,488	H. Lundbeck AS	75,044
3,639	ISS AS	137,327
3,074	Jyske Bank AS, Class Registered Shares	165,725
115,811	Novo Nordisk AS, Class B Shares	5,991,486
56,486	Novozymes AS, Class B Shares	3,058,861
3,700	Orsted AS(b)	215,094
29,167	Pandora AS	2,927,391
6,340	Royal Unibrew AS	362,278
17,496	TDC AS	106,605
2,644	Tryg AS	64,184
21,948	Vestas Wind Systems AS	1,406,372
87,751	William Demant Holding AS*	2,414,131

	Total Denmark	19,475,406

Finland - 0.7%
13,949	Cramo OYJ	310,616
3,087	Elisa OYJ	125,624
9,911	Fortum OYJ	208,739
7,309	Kone OYJ, Class B Shares	376,355
2,538	Metso OYJ	89,428
2,888	Neste OYJ	179,641
731,497	Nokia OYJ	3,673,778
57,886	Nokian Renkaat OYJ	2,529,996
2,362	Orion OYJ, Class B Shares	87,217
9,837	Sampo OYJ, Class A Shares	520,269
11,740	Stora Enso OYJ, Class R Shares	179,959
11,982	UPM-Kymmene OYJ	359,942
13,611	Valmet OYJ	250,380
3,167	Wartsila OYJ Abp	209,666

	Total Finland	9,101,610

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
France - 8.9%
4,170	Accor SA	$209,237
696	Aeroports de Paris	132,767
9,421	Air Liquide SA	1,179,909
40,404	Airbus SE	4,198,468
3,245	Alstom SA	133,961
3,125	Alten SA	259,794
37,299	Amundi SA(b)	3,330,828
5,770	Arkema SA	706,355
28,449	Atos SE	4,207,690
42,715	AXA SA	1,289,842
908	BioMerieux	75,750
122,710	BNP Paribas SA	9,295,351
17,434	Bollore SA	92,620
4,729	Bouygues SA	244,659
5,480	Bureau Veritas SA	145,340
3,487	Capgemini SE	402,138
12,709	Carrefour SA	267,084
1,178	Casino Guichard Perrachon SA(a)	71,707
52,208	Cie de Saint-Gobain	2,974,745
3,816	Cie Générale des Établissements Michelin	553,776
3,469	CNP Assurances	78,185
24,830	Credit Agricole SA	418,733
45,050	Danone SA	3,803,218
63	Dassault Aviation SA	96,866
27,522	Dassault Systemes SE	2,958,596
96,074	Edenred	2,749,365
6,697	Eiffage SA	735,215
12,302	Electricite de France SA(a)	161,235
6,878	Elis SA	179,575
258,589	Engie SA	4,526,403
52,770	Essilor International Cie Generale d’Optique SA	6,789,511
1,029	Eurazeo SA	90,571
3,760	Eutelsat Communications SA	85,183
6,483	Faurecia	496,082
685	Fonciere Des Regions, REIT	73,321
1,037	Gecina SA, REIT	172,812
9,865	Groupe Eurotunnel SE, Class Registered Shares	131,190
6,379	Hermes International	3,362,583
893	ICADE, REIT	82,963
11,472	Iliad SA	2,684,056
813	Imerys SA	74,599
1,191	Ingenico Group SA	124,835
5,726	Ipsen SA	698,179
1,522	JCDecaux SA	63,428
1,667	Kering	739,992
5,013	Klepierre SA, REIT	207,147
3,086	Lagardere SCA	101,148
44,337	Legrand SA	3,324,130
5,542	L’Oréal SA	1,225,738
30,885	LVMH Moët Hennessy Louis Vuitton SE	8,995,700
19,498	Natixis SA	158,187
5,853	Nexity SA*	358,515
43,760	Orange SA(a)	754,254
23,246	Pernod Ricard SA	3,627,225
11,353	Peugeot SA	234,817
4,731	Publicis Groupe SA	314,232
446	Remy Cointreau SA	59,383
3,968	Renault SA	403,285
6,307	Rexel SA	116,332
6,882	Safran SA	733,674
25,231	Sanofi	2,303,449
174,572	Schneider Electric SE	15,006,251

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
France - 8.9% - (continued)
8,715	SCOR SE	$355,666
22,692	SEB SA	4,182,928
603	Societe BIC SA	70,026
16,885	Societe Generale SA	851,085
2,009	Sodexo SA	262,668
7,971	Suez	147,014
324,110	Technicolor SA, Class Registered Shares	1,188,315
5,902	Teleperformance	874,297
13,556	Television Francaise 1	216,050
2,338	Thales SA	236,963
51,903	TOTAL SA	2,930,445
1,383	Ubisoft Entertainment SA*	106,059
2,173	Unibail-Rodamco SE, REIT	556,230
69,961	Valeo SA	5,079,262
10,543	Veolia Environnement SA	266,736
10,944	Vinci SA	1,118,288
22,661	Vivendi SA	603,304
679	Wendel SA	114,307
6,916	Worldline SA*(b)	340,673
4,412	Zodiac Aerospace	129,709

	Total France	118,702,209

Germany - 10.7%
4,530	Aareal Bank AG	201,303
20,616	adidas AG	4,298,958
9,858	Allianz SE, Class Registered Shares	2,324,897
19,786	alstria office REIT-AG	298,204
1,019	Axel Springer SE	80,403
145,659	BASF SE	16,297,963
106,552	Bayer AG, Class Registered Shares	13,583,419
71,764	Bayerische Motoren Werke AG	7,232,209
3,474	Bechtle AG	296,589
2,218	Beiersdorf AG	264,058
45,206	Brenntag AG	2,815,566
5,550	Carl Zeiss Meditec AG	328,375
23,828	Commerzbank AG*	344,902
34,529	Continental AG	9,198,817
2,396	Covestro AG(b)	249,738
21,187	Daimler AG, Class Registered Shares	1,753,089
45,478	Deutsche Bank AG, Class Registered Shares	859,013
4,234	Deutsche Boerse AG	480,054
5,048	Deutsche Lufthansa AG, Class Registered Shares	173,591
21,825	Deutsche Post AG, Class Registered Shares	1,035,958
329,113	Deutsche Telekom AG, Class Registered Shares	5,880,947
7,813	Deutsche Wohnen SE	345,475
3,692	Drillisch AG	281,824
4,950	Duerr AG	623,398
48,434	E.ON SE	560,324
54,571	Evonik Industries AG	2,036,649
897	Fraport AG Frankfurt Airport Services Worldwide	89,375
6,146	Freenet AG	233,042
30,933	Fresenius Medical Care AG & Co. KGaA	3,074,216
9,132	Fresenius SE & Co. KGaA	658,740
49,031	GEA Group AG	2,366,761
2,066	Gerresheimer AG	165,018
1,327	Hannover Rueck SE	174,447
29,474	HeidelbergCement AG	3,136,663
2,300	Henkel AG & Co. KGaA	280,190
413	Hochtief AG	72,600
1,424	HUGO BOSS AG	117,153
396,169	Infineon Technologies AG	10,942,969
3,073	Innogy SE(b)	142,047
4,116	K+S AG, Class Registered Shares	96,435

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Germany - 10.7% - (continued)
1,535	KION Group AG	$124,968
16,306	Kloeckner & Co. SE	192,093
5,691	Lanxess AG	432,691
57,764	Linde AG*	13,443,335
755	MAN SE	84,808
2,799	Merck KGaA	298,040
3,888	METRO AG*	75,908
2,953	MTU Aero Engines AG	531,070
3,405	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	757,960
1,919	OSRAM Licht AG	164,482
75,595	ProSiebenSat.1 Media SE	2,405,038
2,231	Rheinmetall AG	283,889
11,220	RWE AG*	257,066
14,505	SAF-Holland SA	294,520
156,376	SAP SE	17,616,418
55,290	Scout24 AG(b)	2,328,218
16,833	Siemens AG, Class Registered Shares	2,289,109
28,325	Symrise AG	2,409,050
22,268	TAG Immobilien AG	407,856
17,043	Telefonica Deutschland Holding AG	81,062
9,587	ThyssenKrupp AG	262,273
9,533	TUI AG	176,057
4,414	Uniper SE	131,318
38,322	United Internet AG, Class Registered Shares	2,582,661
715	Volkswagen AG	148,025
10,460	Vonovia SE	492,329
3,480	VTG AG	185,228
7,368	Wirecard AG	785,663
2,454	Zalando SE*(b)	125,650

	Total Germany	142,762,164

Hong Kong - 2.4%
992,000	AIA Group Ltd.	8,085,767
6,400	ASM Pacific Technology Ltd.	92,937
25,600	Bank of East Asia Ltd. (The)	113,029
79,500	BOC Hong Kong Holdings Ltd.	403,714
811,581	China Merchants Port Holdings Co., Ltd.	2,107,180
866,500	China Mobile Ltd.	8,792,899
58,500	CK Asset Holdings Ltd.	495,306
59,500	CK Hutchison Holdings Ltd.	749,569
15,000	CK Infrastructure Holdings Ltd.	127,716
36,500	CLP Holdings Ltd.	372,163
44,000	First Pacific Co., Ltd.	32,848
51,000	Galaxy Entertainment Group Ltd.	367,330
20,000	Hang Lung Group Ltd.	72,030
48,000	Hang Lung Properties Ltd.	113,279
16,800	Hang Seng Bank Ltd.	416,025
26,400	Henderson Land Development Co., Ltd.	173,259
64,000	HK Electric Investments & HK Electric Investments Ltd.(b)	58,852
81,000	HKT Trust & HKT Ltd., Class Miscella Shares	101,615
186,100	Hong Kong & China Gas Co., Ltd.	363,332
25,099	Hong Kong Exchanges & Clearing Ltd.	763,425
26,400	Hongkong Land Holdings Ltd.	193,185
14,000	Hysan Development Co., Ltd.	75,132
4,900	Jardine Matheson Holdings Ltd.	306,566
80,640	Jardine Strategic Holdings Ltd.	3,353,377
14,500	Kerry Properties Ltd.	64,488
90,000	Kingston Financial Group Ltd.*	110,857
122,000	Li & Fung Ltd.	53,820
48,500	Link REIT	432,831
5,305	Melco Resorts & Entertainment Ltd., ADR	138,514
31,500	MTR Corp., Ltd.	185,667
121,679	New World Development Co., Ltd.	177,253

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Hong Kong - 2.4% - (continued)
34,750	NWS Holdings Ltd.	$63,392
90,000	PCCW Ltd.	53,534
32,000	Power Assets Holdings Ltd.	273,565
26,000	Shangri-La Asia Ltd.	58,805
66,646	Sino Land Co., Ltd.	121,347
43,000	SJM Holdings Ltd.	34,766
32,000	Sun Hung Kai Properties Ltd.	525,279
11,500	Swire Pacific Ltd., Class A Shares	110,624
24,600	Swire Properties Ltd.	83,384
30,000	Techtronic Industries Co., Ltd.	173,781
900,000	Tongda Group Holdings Ltd.	241,234
231,000	Towngas China Co., Ltd.*	184,366
178,000	WH Group Ltd.(b)	189,521
31,000	Wharf Holdings Ltd. (The)	97,788
27,000	Wharf Real Estate Investment Co., Ltd.*	163,173
17,000	Wheelock & Co., Ltd.	117,043
15,500	Yue Yuen Industrial Holdings Ltd.	55,528

	Total Hong Kong	31,441,095

India - 0.8%
81,833	HDFC Bank Ltd.	2,351,509
71,714	Hero MotoCorp Ltd.	4,086,735
330,053	ICICI Bank Ltd., ADR	3,148,706
152,389	Zee Entertainment Enterprises Ltd.	1,343,392

	Total India	10,930,342

Indonesia - 0.1%
1,169,200	Bank Central Asia Tbk PT	1,759,606

Ireland - 0.4%
3,664	AerCap Holdings NV*	190,418
17,858	Allied Irish Banks PLC(b)	115,842
232,902	Allied Irish Banks PLC*(b)	1,508,785
21,791	Bank of Ireland Group PLC*	169,975
18,601	CRH PLC	641,866
29,181	Dalata Hotel Group PLC*	202,138
2,004	DCC PLC	194,091
20,821	Grafton Group PLC	216,578
100,762	James Hardie Industries PLC, CDI	1,654,765
3,472	Kerry Group PLC, Class A Shares	363,800
1,823	Paddy Power Betfair PLC	203,207
38,461	UDG Healthcare PLC	436,399

	Total Ireland	5,897,864

Israel - 0.3%
968	Azrieli Group Ltd.	51,906
23,446	Bank Hapoalim BM	160,086
30,542	Bank Leumi Le-Israel BM	169,602
44,036	Bezeq Israeli Telecommunication Corp., Ltd.	65,995
23,885	Check Point Software Technologies Ltd.*	2,490,967
507	Elbit Systems Ltd.	70,286
861	Frutarom Industries Ltd.	75,940
10,541	Israel Chemicals Ltd.	42,974
3,160	Mizrahi Tefahot Bank Ltd.	57,664
1,306	Nice Ltd.	113,113
2,835	SodaStream International Ltd.*	199,527
19,826	Teva Pharmaceutical Industries Ltd., ADR	293,821

	Total Israel	3,791,881

Italy - 1.5%
192,784	A2A SpA	362,765
33,570	Amplifon SpA	524,919
27,493	Assicurazioni Generali SpA	503,615
9,377	Atlantia SpA	311,280
5,451	Banca Generali SpA	191,573
47,068	Brembo SpA	727,949

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Italy - 1.5% - (continued)
12,737	Davide Campari-Milano SpA	$99,148
180,150	Enel SpA	1,170,397
55,977	Eni SpA	919,422
2,659	Ferrari NV	288,866
46,065	Infrastrutture Wireless Italiane SpA(b)	356,197
1,521,787	Intesa Sanpaolo SpA	5,104,241
8,628	Leonardo SpA	103,013
3,721	Luxottica Group SpA	216,448
12,861	Mediobanca SpA	148,549
12,094	Poste Italiane SpA(b)	88,357
4,483	Prysmian SpA	149,882
2,249	Recordati SpA	101,115
49,900	Snam SpA	251,723
144,800	Telecom Italia SpA	97,954
250,903	Telecom Italia SpA*	209,700
32,742	Terna Rete Elettrica Nazionale SpA	202,468
360,472	UniCredit SpA*	7,258,799
20,611	UnipolSai Assicurazioni SpA	48,363

	Total Italy	19,436,743

Japan - 17.7%
700	ABC-Mart Inc.	38,481
8,800	Acom Co., Ltd.*	36,662
13,200	Aeon Co., Ltd.	214,673
2,200	AEON Financial Service Co., Ltd.	49,171
2,500	Aeon Mall Co., Ltd.	45,837
3,000	Air Water Inc.	64,481
4,100	Aisin Seiki Co., Ltd.	220,624
12,000	Ajinomoto Co., Inc.	220,923
4,000	Alfresa Holdings Corp.	86,074
4,600	Alps Electric Co., Ltd.	147,327
7,100	Amada Holdings Co., Ltd.	94,618
2,500	ANA Holdings Inc.	100,185
2,600	Aozora Bank Ltd.	101,115
4,400	Asahi Glass Co., Ltd.	184,161
8,600	Asahi Group Holdings Ltd.	437,603
4,300	Asahi Intecc Co., Ltd.	284,759
28,000	Asahi Kasei Corp.	352,130
3,400	Asics Corp.	50,439
45,300	Astellas Pharma Inc.	575,748
4,300	Bandai Namco Holdings Inc.	140,190
1,400	Bank of Kyoto Ltd. (The)	71,641
1,400	Benesse Holdings Inc.	49,493
84,300	Bridgestone Corp.	3,842,247
5,100	Brother Industries Ltd.	126,471
1,700	Calbee Inc.	59,633
23,500	Canon Inc.	898,434
5,000	Casio Computer Co., Ltd.	73,338
3,200	Central Japan Railway Co.	595,697
15,000	Chiba Bank Ltd. (The)	115,200
14,200	Chubu Electric Power Co., Inc.	179,740
5,000	Chugai Pharmaceutical Co., Ltd.	259,704
6,400	Chugoku Electric Power Co., Inc. (The)	70,656
19,200	CKD Corp.	420,213
2,600	Coca-Cola Bottlers Japan Inc.	98,869
27,500	Concordia Financial Group Ltd.	151,297
3,300	Credit Saison Co., Ltd.	63,745
2,100	CYBERDYNE Inc.*	27,831
6,000	Dai Nippon Printing Co., Ltd.	131,836
6,300	Daicel Corp.	74,712
9,300	Daifuku Co., Ltd.	508,437
34,000	Daihen Corp.	305,991
23,200	Dai-ichi Life Holdings Inc.	476,204

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Japan - 17.7% - (continued)
12,100	Daiichi Sankyo Co., Ltd.	$292,213
25,100	Daikin Industries Ltd.	2,899,829
15,300	Daikyonishikawa Corp.	257,183
1,500	Daito Trust Construction Co., Ltd.	274,724
12,500	Daiwa House Industry Co., Ltd.	459,234
30	Daiwa House REIT Investment Corp., Class A Shares	71,847
36,000	Daiwa Securities Group Inc.	224,665
17,000	DCM Holdings Co., Ltd.	164,516
2,000	DeNA Co., Ltd.	45,454
12,400	Denka Co., Ltd.	458,176
10,500	Denso Corp.	591,691
4,800	Dentsu Inc.	217,133
600	Disco Corp.	133,878
2,500	Don Quijote Holdings Co., Ltd.	120,457
16,100	Doutor Nichires Holdings Co., Ltd.	385,408
4,000	Dowa Holdings Co., Ltd.	153,351
101,100	East Japan Railway Co.	9,861,204
6,000	Eisai Co., Ltd.	341,093
3,300	Electric Power Development Co., Ltd.	92,169
1,800	FamilyMart UNY Holdings Co., Ltd.	121,712
4,300	FANUC Corp.	1,075,996
1,200	Fast Retailing Co., Ltd.	467,325
7,800	Foster Electric Co., Ltd.	205,432
12,000	Fuji Electric Co., Ltd.	85,180
6,800	Fuji Oil Holdings Inc.	197,826
9,400	FUJIFILM Holdings Corp.	385,037
19,700	Fujikura Ltd.	184,363
43,000	Fujitsu Ltd.	321,951
17,000	Fukuoka Financial Group Inc.	88,503
8,900	Hachijuni Bank Ltd. (The)	50,939
4,600	Hakuhodo DY Holdings Inc.	61,958
3,000	Hamamatsu Photonics KK	103,197
5,200	Hankyu Hanshin Holdings Inc.	201,720
400	Hikari Tsushin Inc.	57,714
5,400	Hino Motors Ltd.	67,184
700	Hirose Electric Co., Ltd.	104,672
1,300	Hisamitsu Pharmaceutical Co., Inc.	73,306
2,300	Hitachi Chemical Co., Ltd.	60,795
2,300	Hitachi Construction Machinery Co., Ltd.	76,508
1,500	Hitachi High-Technologies Corp.	62,471
1,013,000	Hitachi Ltd.	7,556,559
4,600	Hitachi Metals Ltd.	61,084
37,900	Honda Motor Co., Ltd.	1,264,920
3,300	Horiba Ltd.	206,922
1,100	Hoshizaki Corp.	106,105
55,500	Hoya Corp.	2,700,710
6,300	Hulic Co., Ltd.	69,211
3,000	Idemitsu Kosan Co., Ltd.	100,933
3,200	IHI Corp.	99,728
3,200	Iida Group Holdings Co., Ltd.	59,301
20,700	Inpex Corp.	235,194
7,100	Isetan Mitsukoshi Holdings Ltd.	82,496
12,700	Isuzu Motors Ltd.	201,248
32,400	ITOCHU Corp.	563,310
5,100	J Front Retailing Co., Ltd.	86,526
3,700	Jafco Co., Ltd.	194,512
210,500	Japan Airlines Co., Ltd.	7,733,265
1,000	Japan Airport Terminal Co., Ltd.	37,472
11,300	Japan Exchange Group Inc.	208,244
320	Japan Hotel REIT Investment Corp., Class A Shares	222,786
8,600	Japan Post Bank Co., Ltd.	109,362
34,600	Japan Post Holdings Co., Ltd.	398,008

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Japan - 17.7% - (continued)
19	Japan Prime Realty Investment Corp., REIT	$63,719
28	Japan Real Estate Investment Corp., REIT	135,941
56	Japan Retail Fund Investment Corp., REIT	99,261
24,200	Japan Tobacco Inc.	801,896
12,000	JFE Holdings Inc.	283,745
4,500	JGC Corp.	78,455
4,100	JSR Corp.	78,809
4,800	JTEKT Corp.	82,890
67,850	JXTG Holdings Inc.	383,133
20,000	Kajima Corp.	210,872
3,100	Kakaku.com Inc.	49,162
2,500	Kamigumi Co., Ltd.	55,200
7,900	Kanamoto Co., Ltd.	272,890
6,000	Kaneka Corp.	53,341
15,700	Kansai Electric Power Co., Inc. (The)	207,792
4,700	Kansai Paint Co., Ltd.	123,695
10,900	Kao Corp.	723,772
3,000	Kawasaki Heavy Industries Ltd.	99,539
508,100	KDDI Corp.	14,585,438
2,200	Keihan Holdings Co., Ltd.	65,317
5,000	Keikyu Corp.	97,297
2,800	Keio Corp.	123,808
3,000	Keisei Electric Railway Co., Ltd.	97,003
18,300	Keyence Corp.	10,665,790
3,000	Kikkoman Corp.	117,701
3,900	Kintetsu Group Holdings Co., Ltd.	152,840
19,100	Kirin Holdings Co., Ltd.	447,952
6,600	Kobe Steel Ltd.	62,215
57,100	Koito Manufacturing Co., Ltd.	3,959,888
143,400	Komatsu Ltd.	4,470,093
2,000	Konami Holdings Corp.	105,968
9,600	Konica Minolta Inc.	94,187
700	Kose Corp.	107,798
406,300	Kubota Corp.	7,708,128
7,700	Kuraray Co., Ltd.	148,845
2,200	Kurita Water Industries Ltd.	68,972
7,000	Kyocera Corp.	493,201
5,700	Kyowa Hakko Kirin Co., Ltd.	108,447
9,500	Kyushu Electric Power Co., Inc.	108,628
7,200	Kyushu Financial Group Inc.	42,752
3,400	Kyushu Railway Co.	105,454
1,000	Lawson Inc.	68,953
900	LINE Corp.*(a)	38,547
5,000	Lion Corp.	94,162
5,700	LIXIL Group Corp.	150,491
4,800	M3 Inc.	159,294
1,100	Mabuchi Motor Co., Ltd.	58,833
7,000	Macromill Inc.	182,471
27,700	Maeda Corp.	410,817
18,000	Makino Milling Machine Co., Ltd.	179,525
66,100	Makita Corp.	2,747,830
11,100	Mandom Corp.	376,589
35,100	Marubeni Corp.	233,813
4,500	Marui Group Co., Ltd.	79,993
1,200	Maruichi Steel Tube Ltd.	33,964
5,200	Matsumotokiyoshi Holdings Co., Ltd.	431,200
12,300	Mazda Motor Corp.	165,045
1,500	McDonald’s Holdings Co. Japan Ltd.	65,522
20,910	Mebuki Financial Group Inc.	88,075
3,700	Medipal Holdings Corp.	71,999
2,700	MEIJI Holdings Co., Ltd.	235,483
9,100	MINEBEA MITSUMI Inc.	180,506

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Japan - 17.7% - (continued)
6,100	MISUMI Group Inc.	$178,388
31,000	Mitsubishi Chemical Holdings Corp.	337,673
33,400	Mitsubishi Corp.	838,312
42,800	Mitsubishi Electric Corp.	709,798
27,500	Mitsubishi Estate Co., Ltd.	491,919
4,000	Mitsubishi Gas Chemical Co., Inc.	112,250
7,300	Mitsubishi Heavy Industries Ltd.	270,202
2,400	Mitsubishi Materials Corp.	80,365
14,800	Mitsubishi Motors Corp.	103,877
5,000	Mitsubishi Tanabe Pharma Corp.	108,268
261,500	Mitsubishi UFJ Financial Group Inc.	1,853,739
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	58,881
37,900	Mitsui & Co., Ltd.	577,211
4,000	Mitsui Chemicals Inc.	129,787
19,800	Mitsui Fudosan Co., Ltd.	449,329
2,400	Mitsui OSK Lines Ltd.	77,319
1,000	Mixi Inc.	46,563
531,400	Mizuho Financial Group Inc.	967,736
10,300	MS&AD Insurance Group Holdings Inc.	336,008
4,300	Murata Manufacturing Co., Ltd.	585,561
5,600	Musashi Seimitsu Industry Co., Ltd.	169,068
2,400	Nabtesco Corp.	94,222
4,000	Nagoya Railroad Co., Ltd.	98,096
5,600	NEC Corp.	149,832
24,800	NET One Systems Co., Ltd.	359,340
4,400	Nexon Co., Ltd.	126,384
5,600	NGK Insulators Ltd.	108,038
3,900	NGK Spark Plug Co., Ltd.	90,344
4,000	NH Foods Ltd.	98,765
38,100	Nidec Corp.	5,214,651
7,400	Nikon Corp.	147,218
15,900	Nintendo Co., Ltd.	6,455,387
64	Nippon Accommodations Fund Inc., REIT, Class A Shares	258,060
31	Nippon Building Fund Inc., REIT	155,110
1,800	Nippon Electric Glass Co., Ltd.	70,162
1,800	Nippon Express Co., Ltd.	114,562
3,500	Nippon Paint Holdings Co., Ltd.	107,648
42	Nippon Prologis REIT Inc.	90,024
2,900	Nippon Shinyaku Co., Ltd.	207,932
16,900	Nippon Steel & Sumitomo Metal Corp.	411,315
61,500	Nippon Suisan Kaisha Ltd.	336,684
116,700	Nippon Telegraph & Telephone Corp.	6,119,752
3,400	Nippon Yusen KK	79,612
2,800	Nissan Chemical Industries Ltd.	112,491
50,800	Nissan Motor Co., Ltd.	493,227
5,300	Nissha Co., Ltd.	172,448
4,300	Nisshin Seifun Group Inc.	84,330
1,300	Nissin Foods Holdings Co., Ltd.	94,026
14,800	Nitori Holdings Co., Ltd.	2,422,002
3,600	Nitto Denko Corp.	355,781
2,000	NOK Corp.	48,873
78,500	Nomura Holdings Inc.	471,758
115,300	Nomura Real Estate Holdings Inc.	2,666,324
87	Nomura Real Estate Master Fund Inc., REIT	109,519
2,860	Nomura Research Institute Ltd.	129,821
73,500	North Pacific Bank Ltd.	236,635
9,400	NSK Ltd.	142,340
13,500	NTT Data Corp.	159,355
30,000	NTT DOCOMO Inc.	778,130
14,100	Obayashi Corp.	182,948
1,600	Obic Co., Ltd.	111,189
6,500	Odakyu Electric Railway Co., Ltd.	138,287

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Japan - 17.7% - (continued)
18,000	Oji Holdings Corp.	$109,915
6,600	Olympus Corp.	271,868
4,100	Omron Corp.	242,781
8,800	Ono Pharmaceutical Co., Ltd.	201,823
9,000	Open House Co., Ltd.	445,682
800	Oracle Corp. Japan	71,265
4,900	Oriental Land Co., Ltd.	436,312
245,000	ORIX Corp.	4,226,718
8,400	Osaka Gas Co., Ltd.	161,484
1,100	Otsuka Corp.	82,495
8,400	Otsuka Holdings Co., Ltd.	373,931
21,900	Outsourcing Inc.	385,714
9,200	PALTAC Corp.	408,870
48,600	Panasonic Corp.	725,511
2,200	Park24 Co., Ltd.	54,323
41,000	Penta-Ocean Construction Co., Ltd.	306,147
3,900	Persol Holdings Co., Ltd.*	91,068
2,000	Pola Orbis Holdings Inc.	73,232
31,000	Prima Meat Packers Ltd.	216,442
20,000	Rakuten Inc.	205,632
192,200	Recruit Holdings Co., Ltd.	4,511,485
10,800	Renesas Electronics Corp.*	132,798
47,500	Resona Holdings Inc.	252,994
15,800	Ricoh Co., Ltd.	140,557
800	Rinnai Corp.	71,732
2,100	Rohm Co., Ltd.	216,546
20,300	Round One Corp.	313,654
8,000	Ryobi Ltd.	209,190
500	Ryohin Keikaku Co., Ltd.	156,455
6,100	Saizeriya Co., Ltd.	190,930
900	Sankyo Co., Ltd.	29,068
184,000	Santen Pharmaceutical Co., Ltd.	2,809,235
39,800	Sanwa Holdings Corp.	526,523
4,900	SBI Holdings Inc.	87,455
4,700	Secom Co., Ltd.	353,094
4,000	Sega Sammy Holdings Inc.	48,444
3,700	Seibu Holdings Inc.	67,070
6,000	Seiko Epson Corp.	145,969
21,500	Seino Holdings Co., Ltd.	341,579
203,400	Sekisui Chemical Co., Ltd.	3,944,205
13,100	Sekisui House Ltd.	245,188
16,700	Seven & i Holdings Co., Ltd.	685,408
13,000	Seven Bank Ltd.	43,679
3,300	Sharp Corp.*	104,328
56,000	Shiga Bank Ltd. (The)	290,062
5,800	Shimadzu Corp.	138,805
500	Shimamura Co., Ltd.	60,408
1,700	Shimano Inc.	235,341
12,000	Shimizu Corp.	134,934
8,600	Shin-Etsu Chemical Co., Ltd.	906,675
3,800	Shinsei Bank Ltd.	60,905
6,500	Shionogi & Co., Ltd.	362,815
6,800	Ship Healthcare Holdings Inc.	218,414
73,700	Shiseido Co., Ltd.	3,611,342
12,000	Shizuoka Bank Ltd. (The)	118,858
6,600	Showa Denko KK	246,449
4,200	Showa Shell Sekiyu KK	53,815
9,900	SMC Corp.	4,027,614
18,100	SoftBank Group Corp.	1,537,923
1,600	Sohgo Security Services Co., Ltd.	89,122
49,900	Sompo Holdings Inc.	2,014,751
27,800	Sony Corp.	1,294,069

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Japan - 17.7% - (continued)
3,800	Sony Financial Holdings Inc.	$64,441
3,300	Stanley Electric Co., Ltd.	132,303
4,400	Start Today Co., Ltd.	135,596
8,900	Starts Corp., Inc.	217,713
95,600	Subaru Corp.	3,134,808
5,100	Sumco Corp.*	127,925
38,000	Sumitomo Bakelite Co., Ltd.	311,665
34,000	Sumitomo Chemical Co., Ltd.	238,091
25,500	Sumitomo Corp.	399,646
3,600	Sumitomo Dainippon Pharma Co., Ltd.	52,296
16,600	Sumitomo Electric Industries Ltd.	290,503
19,300	Sumitomo Forestry Co., Ltd.	332,407
2,400	Sumitomo Heavy Industries Ltd.	98,323
5,500	Sumitomo Metal Mining Co., Ltd.	214,436
211,900	Sumitomo Mitsui Financial Group Inc.	8,613,351
7,400	Sumitomo Mitsui Trust Holdings Inc.	275,678
8,000	Sumitomo Realty & Development Co., Ltd.	264,305
3,700	Sumitomo Rubber Industries Ltd.	67,473
22,500	Sun Frontier Fudousan Co., Ltd.	302,062
1,600	Sundrug Co., Ltd.	74,180
3,000	Suntory Beverage & Food Ltd.	129,943
3,800	Suruga Bank Ltd.	81,586
1,700	Suzuken Co., Ltd.	67,353
55,800	Suzuki Motor Corp.	3,009,888
3,400	Sysmex Corp.	258,857
11,400	T&D Holdings Inc.	188,116
2,600	Taiheiyo Cement Corp.	107,546
4,600	Taisei Corp.	244,100
800	Taisho Pharmaceutical Holdings Co., Ltd.	63,706
2,900	Taiyo Nippon Sanso Corp.	39,989
10,400	Takasago Thermal Engineering Co., Ltd.	194,584
7,000	Takashimaya Co., Ltd.	69,151
132,900	Takeda Pharmaceutical Co., Ltd.	7,328,594
2,800	TDK Corp.	230,235
4,000	Teijin Ltd.	86,416
53,700	Terumo Corp.	2,579,528
2,500	THK Co., Ltd.	93,283
10,600	TIS Inc.	362,184
4,200	Tobu Railway Co., Ltd.	133,920
30,000	Toda Corp.	240,973
2,500	Toho Co., Ltd.	84,511
1,800	Toho Gas Co., Ltd.	51,223
10,100	Tohoku Electric Power Co., Inc.	133,501
14,800	Tokio Marine Holdings Inc.	655,754
30,000	Tokyo Electric Power Co. Holdings Inc.*	120,497
3,400	Tokyo Electron Ltd.	633,469
8,600	Tokyo Gas Co., Ltd.	201,798
7,900	Tokyo Seimitsu Co., Ltd.	329,306
32,800	Tokyo Steel Manufacturing Co., Ltd.	285,426
4,500	Tokyo Tatemono Co., Ltd.	62,519
11,500	Tokyu Corp.	184,743
11,000	Tokyu Fudosan Holdings Corp.	79,566
11,000	Toppan Printing Co., Ltd.	102,951
32,000	Toray Industries Inc.	302,292
87,000	Toshiba Corp.*	214,542
6,500	Tosoh Corp.	144,213
3,100	TOTO Ltd.	172,895
3,500	Toyo Seikan Group Holdings Ltd.	57,916
1,900	Toyo Suisan Kaisha Ltd.	81,069
1,400	Toyoda Gosei Co., Ltd.	35,093
3,500	Toyota Industries Corp.	218,504
153,400	Toyota Motor Corp.	9,665,756

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Japan - 17.7% - (continued)
5,000	Toyota Tsusho Corp.	$188,763
2,800	Trend Micro Inc.	158,812
800	Tsuruha Holdings Inc.	110,803
5,100	Ulvac Inc.	344,767
8,700	Unicharm Corp.	228,056
65	United Urban Investment Corp., REIT	92,107
4,600	USS Co., Ltd.	97,356
11,100	UT Group Co., Ltd.*	299,668
3,600	West Japan Railway Co.	265,182
31,300	Yahoo Japan Corp.	143,001
1,900	Yakult Honsha Co., Ltd.	148,625
13,400	Yamada Denki Co., Ltd.	72,902
4,000	Yamaguchi Financial Group Inc.	47,855
3,600	Yamaha Corp.	133,715
6,100	Yamaha Motor Co., Ltd.	192,090
7,700	Yamato Holdings Co., Ltd.	156,613
2,900	Yamazaki Baking Co., Ltd.	55,846
5,400	Yaskawa Electric Corp.	239,489
4,900	Yokogawa Electric Corp.	90,982
2,400	Yokohama Rubber Co., Ltd. (The)	54,138
8,700	Zenkoku Hosho Co., Ltd.	375,973

	Total Japan	235,814,864

Jersey, Channel Islands - 0.0%
2,025	Randgold Resources Ltd., ADR	186,246

Luxembourg - 0.6%
51,672	ArcelorMittal*	1,564,389
46,665	B&M European Value Retail SA	241,133
580	Eurofins Scientific SE	351,247
1,422	Millicom International Cellular SA, ADR	93,037
890	RTL Group SA	71,009
128,453	SES SA, Class A Shares	2,121,482
5,783	Stabilus SA	498,331
176,900	Tenaris SA	2,572,620

	Total Luxembourg	7,513,248

Macau - 0.0%
20,400	MGM China Holdings Ltd.	52,164
52,400	Sands China Ltd.	256,534
33,600	Wynn Macau Ltd.	96,933

	Total Macau	405,631

Mexico - 0.0%
4,727	Fresnillo PLC	82,469
95,909	Grupo Financiero Banorte SAB de CV, Class O Shares	563,272

	Total Mexico	645,741

Netherlands - 4.6%
123,770	Aalberts Industries NV	6,324,321
8,144	ABN AMRO Group NV, Dutch Certificate, GDR(b)	241,041
40,964	Aegon NV	254,938
69,124	Akzo Nobel NV(a)	6,228,903
10,350	Altice NV, Class A Shares*	81,826
6,008	AMG Advanced Metallurgical Group NV	267,703
3,105	ASM International NV	214,766
47,085	ASML Holding NV	8,278,660
7,239	ASR Nederland NV	295,363
5,422	BE Semiconductor Industries NV	445,842
51,484	Boskalis Westminster	1,905,302
8,276	Euronext NV(b)	505,272
2,450	EXOR NV	148,588
2,535	Heineken Holding NV	244,385
39,226	Heineken NV	3,998,112
169,313	ING Groep NV	3,056,857
28,194	Koninklijke Ahold Delhaize NV	604,276

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Netherlands - 4.6% - (continued)
3,945	Koninklijke DSM NV	$370,133
76,432	Koninklijke KPN NV	280,467
20,129	Koninklijke Philips NV	782,300
38,684	Koninklijke Vopak NV	1,638,259
6,525	NN Group NV	286,794
7,614	NXP Semiconductors NV*	863,351
8,050	Philips Lighting NV(b)	305,894
32,886	PostNL NV	145,706
4,888	QIAGEN NV*	154,498
2,457	Randstad Holding NV	151,512
336,145	Royal Dutch Shell PLC, Class A Shares	10,748,602
363,015	Royal Dutch Shell PLC, Class B Shares	11,770,826
4,111	TKH Group NV, Dutch Certificate	274,271
6,463	Wolters Kluwer NV	335,012

	Total Netherlands	61,203,780

New Zealand - 0.1%
20,404	Auckland International Airport Ltd.	89,180
12,513	Fisher & Paykel Healthcare Corp., Ltd.	112,031
16,231	Fletcher Building Ltd.	77,331
15,884	Mercury NZ Ltd.	35,657
28,934	Meridian Energy Ltd.	57,276
10,364	Ryman Healthcare Ltd.	74,438
38,054	Spark New Zealand Ltd.	94,446
84,549	Summerset Group Holdings Ltd.	304,913

	Total New Zealand	845,272

Norway - 0.7%
229,049	DNB ASA	4,181,512
4,271	Gjensidige Forsikring ASA	77,490
8,424	Marine Harvest ASA*	148,529
409,713	Norsk Hydro ASA	2,788,921
17,687	Orkla ASA	177,418
16,779	Sbanken ASA(b)	159,490
2,230	Schibsted ASA, Class B Shares	55,420
25,378	Statoil ASA	509,982
16,809	Telenor ASA	376,980
4,073	Yara International ASA	180,842

	Total Norway	8,656,584

Portugal - 0.0%
50,100	EDP - Energias de Portugal SA	175,653
9,949	Galp Energia SGPS SA, Class B Shares	187,891
5,467	Jeronimo Martins SGPS SA	107,317

	Total Portugal	470,861

Singapore - 0.7%
59,600	Ascendas Real Estate Investment Trust	116,816
53,519	CapitaLand Commercial Trust, REIT	75,210
58,300	CapitaLand Ltd.	153,205
59,100	CapitaLand Mall Trust, REIT	90,009
9,300	City Developments Ltd.	84,009
48,100	ComfortDelGro Corp., Ltd.	71,557
39,400	DBS Group Holdings Ltd.	717,195
165,000	Fortune Real Estate Investment Trust	203,681
132,000	Genting Singapore PLC	130,225
60,300	Global Logistic Properties Ltd.	149,795
158,600	Golden Agri-Resources Ltd.	43,601
104,400	Hutchison Port Holdings Trust	44,382
2,200	Jardine Cycle & Carriage Ltd.	65,170
30,700	Keppel Corp., Ltd.	174,567
188,400	Mapletree Industrial Trust, REIT	275,195
544,200	Oversea-Chinese Banking Corp., Ltd.	5,050,902
15,600	SATS Ltd.	61,434
21,700	Sembcorp Industries Ltd.	49,225
13,700	Singapore Airlines Ltd.	109,393

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Singapore - 0.7% - (continued)
17,400	Singapore Exchange Ltd.	$97,049
14,100	Singapore Press Holdings Ltd.(a)	28,881
37,500	Singapore Technologies Engineering Ltd.	91,054
176,900	Singapore Telecommunications Ltd.	489,376
13,800	StarHub Ltd.	29,222
58,600	Suntec Real Estate Investment Trust	88,900
28,503	United Overseas Bank Ltd.	556,361
11,971	UOL Group Ltd.	78,993
22,700	Venture Corp., Ltd.	354,462
41,700	Wilmar International Ltd.	97,222

	Total Singapore	9,577,091

South Africa - 0.2%
14,864	Investec PLC	103,990
7,828	Mediclinic International PLC	59,581
8,211	Mondi PLC	196,077
141,053	SPAR Group Ltd. (The)	1,955,426

	Total South Africa	2,315,074

South Korea - 1.3%
1,546	Chong Kun Dang Pharmaceutical Corp.	191,119
9,173	Douzone Bizon Co., Ltd.	289,189
1,261	GS Home Shopping Inc.	246,692
4,400	KIWOOM Securities Co., Ltd.	334,735
2,087	Korea United Pharm Inc.	57,730
4,585	LS Industrial Systems Co., Ltd.	258,973
5,897	Poongsan Corp.	245,544
3,290	Samsung Electronics Co., Ltd.	7,733,097
7,410	SFA Engineering Corp.	279,247
27,824	SK Telecom Co., Ltd.	6,776,760
6,777	SKC Co., Ltd.	259,164
10,465	SL Corp.	212,593
9,578	TES Co., Ltd.	338,835

	Total South Korea	17,223,678

Spain - 2.8%
15,871	Abertis Infraestructuras SA	354,440
5,572	ACS Actividades de Construccion y Servicios SA	215,748
1,478	Aena SME SA(b)	294,256
47,747	Amadeus IT Group SA	3,447,347
534,517	Banco Bilbao Vizcaya Argentaria SA	4,574,552
119,225	Banco de Sabadell SA	240,249
355,450	Banco Santander SA	2,390,314
20,118	Bankia SA	96,743
54,577	Bankinter SA	527,118
547,070	CaixaBank SA	2,603,607
13,286	Enagas SA	390,183
6,899	Endesa SA	153,936
11,089	Ferrovial SA	244,310
7,440	Gas Natural SDG SA	166,389
133,828	Grifols SA(a)	3,907,225
124,689	Iberdrola SA	990,884
150,677	Industria de Diseno Textil SA	5,340,075
22,518	Mapfre SA	75,802
13,488	Melia Hotels International SA	179,868
15,200	Merlin Properties Socimi SA, REIT	199,982
717,288	Prosegur Cash SA*(b)	2,349,210
397,586	Prosegur Cia de Seguridad SA	3,247,205
157,480	Red Electrica Corp. SA	3,563,404
26,793	Repsol SA	492,014
6,459	Siemens Gamesa Renewable Energy SA	81,291
99,769	Telefonica SA	1,022,651

	Total Spain	37,148,803

Sweden - 2.0%
145,674	Alfa Laval AB	3,444,144

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Sweden - 2.0% - (continued)
142,414	Assa Abloy AB, Class B Shares	$2,887,694
92,735	Atlas Copco AB, Class A Shares	3,986,007
8,595	Atlas Copco AB, Class B Shares	330,422
6,002	Boliden AB	190,243
18,197	Com Hem Holding AB	272,216
25,946	Dometic Group AB(b)	247,394
5,196	Electrolux AB, Series B	172,789
212,814	Elekta AB, Class B Shares	1,769,455
13,470	Essity AB, Class B Shares*	391,728
4,748	Getinge AB, Class B Shares	85,476
20,601	Hennes & Mauritz AB, Class B Shares	485,276
5,551	Hexagon AB, Class B Shares	272,788
9,209	Husqvarna AB, Class B Shares	84,028
1,751	ICA Gruppen AB	63,350
3,545	Industrivarden AB, Class C Shares	86,493
5,426	Intrum Justitia AB	186,690
10,146	Investor AB, Class B Shares	474,066
5,157	Kinnevik AB, Class B Shares	165,431
823	L E Lundbergforetagen AB, Class B Shares	60,406
4,143	Lundin Petroleum AB	95,387
66,838	Nordea Bank AB	783,543
25,035	Sandvik AB	429,975
19,593	Scandic Hotels Group AB(b)	255,274
6,780	Securitas AB, Class B Shares	119,216
33,655	Skandinaviska Enskilda Banken AB, Class A Shares	399,777
7,342	Skanska AB, Class B Shares	161,168
156,574	SKF AB, Class B Shares	3,541,138
78,711	SSAB AB, Class B Shares*	304,512
33,164	Svenska Handelsbanken AB, Class A Shares	453,353
19,927	Swedbank AB, Class A Shares	476,057
60,476	Swedish Match AB	2,287,354
11,164	Swedish Orphan Biovitrum AB*	153,808
7,833	Tele2 AB, Class B Shares	100,268
66,666	Telefonaktiebolaget LM Ericsson, Class B Shares	419,512
57,883	Telia Co. AB	254,070
34,113	Volvo AB, Class B Shares	654,424
16,261	Wihlborgs Fastigheter AB	378,702

	Total Sweden	26,923,634

Switzerland - 9.4%
380,737	ABB Ltd., Class Registered Shares	9,745,058
3,487	Adecco Group AG, Class Registered Shares	263,601
93,667	Aryzta AG*	3,131,716
1,088	Baloise Holding AG, Class Registered Shares	167,657
1,893	Barry Callebaut AG, Class Registered Shares*	3,519,063
22	Chocoladefabriken Lindt & Spruengli AG	130,047
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	140,036
129,961	Cie Financiere Richemont SA, Class Registered Shares	11,185,400
5,096	Clariant AG, Class Registered Shares*	138,822
12,371	Coca-Cola HBC AG*	395,148
53,581	Credit Suisse Group AG, Class Registered Shares*	908,465
768	Dufry AG, Class Registered Shares*	110,660
182	EMS-Chemie Holding AG, Class Registered Shares	121,423
27,189	Ferguson PLC	1,962,979
11,680	GAM Holding AG*	185,395
802	Geberit AG, Class Registered Shares	348,635
519	Georg Fischer AG, Class Registered Shares	682,452
197	Givaudan SA, Class Registered Shares	448,009
269,237	Glencore PLC*	1,237,704
283	Helvetia Holding AG, Class Registered Shares	156,160
10,349	Julius Baer Group Ltd.*	608,568
1,206	Kuehne + Nagel International AG, Class Registered Shares	211,992
10,016	LafargeHolcim Ltd., Class Registered Shares*	547,566

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
Switzerland - 9.4% - (continued)
15,256	Logitech International SA, Class Registered Shares	$531,364
28,897	Lonza Group AG, Class Registered Shares*	7,549,122
181,879	Nestlé SA, Class Registered Shares	15,571,161
131,301	Novartis AG, Class Registered Shares	11,233,919
4,561	Oriflame Holding AG	179,094
836	Pargesa Holding SA	71,844
391	Partners Group Holding AG	268,582
78,619	Roche Holding AG	19,837,848
12,062	Schindler Holding AG	2,724,000
439	Schindler Holding AG, Class Registered Shares	97,728
122	SGS SA, Class Registered Shares	301,862
397	Sika AG	3,065,785
15,555	Sonova Holding AG, Class Registered Shares	2,479,595
203,561	STMicroelectronics NV	4,621,735
916	Straumann Holding AG, Class Registered Shares	683,443
677	Swatch Group AG (The)	247,094
1,189	Swatch Group AG (The), Class Registered Shares	84,160
2,221	Swiss Life Holding AG, Class Registered Shares*	745,194
1,506	Swiss Prime Site AG, Class Registered Shares*	129,837
7,040	Swiss Re AG	660,369
581	Swisscom AG, Class Registered Shares	306,613
41,374	Temenos Group AG, Class Registered Shares	5,110,853
380,344	UBS Group AG, Class Registered Shares*	6,573,866
900	Vifor Pharma AG	113,460
10,268	Wizz Air Holdings PLC*(b)	462,498
18,085	Zurich Insurance Group AG	5,461,959

	Total Switzerland	125,459,541

Taiwan - 0.1%
122,000	Taiwan Semiconductor Manufacturing Co., Ltd.	917,525

Thailand - 0.2%
1,235,500	CP ALL PCL	2,764,067

United Kingdom - 16.0%
21,592	3i Group PLC	263,276
4,368	Admiral Group PLC	113,412
29,707	Anglo American PLC	546,551
10,633	Ashtead Group PLC	273,319
7,641	Associated British Foods PLC	303,389
143,257	AstraZeneca PLC	9,265,325
61,322	Auto Trader Group PLC(b)	278,907
1,537,680	Aviva PLC	10,633,131
5,553	Babcock International Group PLC	52,358
423,916	BAE Systems PLC	3,166,414
907,075	Balfour Beatty PLC	3,253,460
4,363,335	Barclays PLC	11,375,863
21,151	Barratt Developments PLC	172,443
31,687	Beazley PLC	208,268
6,098	Bellway PLC	285,590
2,701	Berkeley Group Holdings PLC	139,453
1,715,225	BP PLC	11,354,494
211,509	British American Tobacco PLC	13,454,983
20,654	British Land Co. PLC (The), REIT	175,840
186,301	BT Group PLC	657,250
189,495	Bunzl PLC	5,423,232
145,224	Burberry Group PLC	3,373,192
61,515	Cairn Energy PLC*	176,235
14,637	Capita PLC	92,457
121,414	Centrica PLC	236,621
20,132	Cineworld Group PLC	149,820
26,299	Clinigen Group PLC	358,851
22,003	CNH Industrial NV	285,129
2,309,930	Cobham PLC*	3,968,293
4,854	Coca-Cola European Partners PLC	188,879

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
United Kingdom - 16.0% - (continued)
34,807	Compass Group PLC	$706,331
16,561	Computacenter PLC	252,460
30,059	ConvaTec Group PLC(b)	79,007
31,805	Costain Group PLC	184,497
3,003	Croda International PLC	173,687
307,883	Diageo PLC	10,637,132
4,707	Dialog Semiconductor PLC*	170,845
46,042	Dignity PLC	1,078,185
28,818	Direct Line Insurance Group PLC	142,572
477,306	Domino’s Pizza Group PLC	2,101,928
28,770	DS Smith PLC	209,081
3,168	easyJet PLC	60,316
37,392	Electrocomponents PLC	319,296
212,367	Essentra PLC	1,452,477
20,878	Experian PLC	431,868
23,165	Fiat Chrysler Automobiles NV*	398,046
32,697	G4S PLC	112,801
37,750	GKN PLC	158,551
483,582	GlaxoSmithKline PLC	8,367,280
14,614	Greggs PLC	262,567
17,904	Hammerson PLC, REIT	125,830
116,321	Hansteen Holdings PLC, REIT	219,584
5,304	Hargreaves Lansdown PLC	114,956
128,849	Hays PLC	321,163
12,211	Hill & Smith Holdings PLC	211,396
441,194	HSBC Holdings PLC	4,386,238
53,577	Ibstock PLC(b)	174,653
5,990	IMI PLC	101,299
21,083	Imperial Brands PLC	874,130
16,512	Inchcape PLC	166,615
116,125	Inmarsat PLC	758,349
4,114	InterContinental Hotels Group PLC	241,361
23,756	Intermediate Capital Group PLC	341,555
13,865	International Consolidated Airlines Group SA(a)	114,712
41,536	Intertek Group PLC	2,939,464
76,436	ITV PLC	165,400
36,134	J Sainsbury PLC	113,630
58,676	JD Sports Fashion PLC	262,082
14,869	John Wood Group PLC	145,607
4,289	Johnson Matthey PLC	175,292
55,247	Jupiter Fund Management PLC	447,502
98,026	Just Group PLC	215,146
17,889	Keller Group PLC	230,965
46,704	Kingfisher PLC	209,955
76,032	Ladbrokes Coral Group PLC	137,910
16,545	Land Securities Group PLC, REIT	208,083
132,219	Legal & General Group PLC	477,959
9,462,319	Lloyds Banking Group PLC	8,428,805
7,047	London Stock Exchange Group PLC	360,582
34,729	Marks & Spencer Group PLC	147,140
18,948	Meggitt PLC	124,558
14,209	Merlin Entertainments PLC(b)	67,682
60,390	Micro Focus International PLC	2,033,062
36,154	Moneysupermarket.com Group PLC	163,865
56,242	National Express Group PLC	277,044
74,630	National Grid PLC	889,610
222,598	NEX Group PLC	1,787,069
3,291	Next PLC	199,236
30,909	Northgate PLC	175,381
109,056	Old Mutual PLC	291,353
18,835	Pearson PLC	180,406
7,112	Persimmon PLC	244,350

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6% - (continued)
United Kingdom - 16.0% - (continued)
545,637	Prudential PLC	$13,727,704
110,971	Reckitt Benckiser Group PLC	9,742,348
33,523	Redrow PLC	272,170
21,874	RELX NV	501,158
23,650	RELX PLC	549,839
58,997	Rentokil Initial PLC	253,851
9,213	Rio Tinto Ltd.	497,270
27,240	Rio Tinto PLC	1,291,151
35,834	Rolls-Royce Holdings PLC*	415,477
76,821	Royal Bank of Scotland Group PLC*	287,572
17,848	Royal Mail PLC	106,401
15,993	RPC Group PLC	199,402
23,336	RSA Insurance Group PLC	192,079
52,086	Safestore Holdings PLC, REIT	328,000
23,772	Sage Group PLC (The)	249,140
2,961	Schroders PLC	138,318
21,294	Segro PLC, REIT	157,895
5,107	Severn Trent PLC	145,010
22,678	Sky PLC*	286,729
19,723	Smith & Nephew PLC	348,835
107,632	Smiths Group PLC	2,161,805
59,694	Spectris PLC	2,021,908
254,367	SSE PLC	4,711,711
11,556	St. James’s Place PLC	189,826
72,402	Standard Chartered PLC*	723,742
58,674	Standard Life Aberdeen PLC	341,690
55,907	Synthomer PLC	360,956
25,643	Tate & Lyle PLC	233,510
69,007	Taylor Wimpey PLC	182,524
48,356	TechnipFMC PLC	1,379,759
181,741	Tesco PLC	474,522
334,704	TP ICAP PLC	2,288,407
141,136	Travis Perkins PLC	3,072,355
35,845	Unilever NV, Dutch Certificate	2,065,939
125,890	Unilever PLC	7,108,857
26,967	UNITE Group PLC (The), REIT	261,819
14,739	United Utilities Group PLC	163,605
36,159	Vesuvius PLC	274,252
65,250	Virgin Money Holdings UK PLC	242,552
4,248,169	Vodafone Group PLC	12,883,653
44,352	Weir Group PLC (The)	1,170,802
70,209	Whitbread PLC	3,390,820
46,201	WM Morrison Supermarkets PLC	135,189
44,009	Worldpay Group PLC(b)	251,073
27,691	WPP PLC	488,358

	Total United Kingdom	213,046,324

United States - 1.4%
61,690	Carnival Corp.	4,049,331
91,893	Carnival PLC	5,951,826
152,000	Nexteer Automotive Group Ltd.	328,596
20,721	Philip Morris International Inc.	2,129,083
1,500	Priceline Group Inc. (The)*	2,609,565
522,900	Samsonite International SA	2,177,627
19,974	Shire PLC	990,820

	Total United States	18,236,848

	TOTAL COMMON STOCKS (Cost - $1,015,750,770)	1,259,023,066

PREFERRED STOCKS - 1.7%
Brazil - 0.2%
130,500	Telefonica Brasil SA, Class Preferred Shares	1,893,859

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
PREFERRED STOCKS - 1.7% - (continued)
Germany - 1.5%
1,201	Bayerische Motoren Werke AG, Class Preferred Shares	$103,951
1,592	FUCHS PETROLUB SE, Class Preferred Shares	83,674
3,843	Henkel AG & Co. KGaA, Class Preferred Shares	521,597
3,307	Porsche Automobil Holding SE, Class Preferred Shares	276,772
3,572	Schaeffler AG, Class Preferred Shares	62,323
89,563	Volkswagen AG, Class Preferred Shares	18,992,089

	Total Germany	20,040,406

	TOTAL PREFERRED STOCKS (Cost - $14,065,586)	21,934,265

CLOSED END MUTUAL FUND SECURITY - 0.0%
United States - 0.0%
4,219	Vanguard FTSE Developed Markets ETF, Common Class (Cost - $188,167)	187,999

RIGHT - 0.0%
United Kingdom - 0.0%
1,648,364	Rolls-Royce Holdings PLC*(c)(d) (Cost - $0)	2,229

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,030,004,523)	1,281,147,559

Face Amount†
SHORT-TERM INVESTMENTS (e) - 5.3%
MONEY MARKET FUND - 0.6%
$ 8,084,302		Invesco STIT - Government & Agency Portfolio, Institutional Class(f) (Cost - $8,084,302)	8,084,302

TIME DEPOSITS - 4.7%
		ANZ National Bank - London:
76,189	AUD	0.446% due 12/1/17	57,629
97,129		0.600% due 12/1/17	97,129
30,155	NZD	0.700% due 12/1/17	20,610
11,231,283		Banco Santander SA - Frankfurt, 0.600% due 12/1/17	11,231,283
		BBH - Grand Cayman:
41,919	CHF	(1.450)% due 12/1/17	42,610
30,953	DKK	(0.800)% due 12/1/17	4,950
1,874,070	JPY	(0.230)% due 12/1/17	16,652
201,276	NOK	0.100% due 12/1/17	24,194
2,260	CAD	0.250% due 12/1/17	1,751
3	SGD	0.350% due 12/1/17	2
1	AUD	0.446% due 12/1/17	1
1	NZD	0.700% due 12/1/17	1
		BNP Paribas - Paris:
742,137	HKD	0.070% due 12/1/17	95,023
38,586	SGD	0.350% due 12/1/17	28,612
26,922,178		0.600% due 12/1/17	26,922,178
		Citibank - London:
3,372,179	EUR	(0.568)% due 12/1/17	4,013,736
556,419	GBP	0.155% due 12/1/17	752,501
47,396,129	JPY	Skandinaviska Enskilda Banken AB - Stockholm, (0.230)% due 12/1/17	421,130
1,972,265	SEK	Skandinaviska Enskilda Banken AB - Sweden, (0.921)% due 12/1/17	235,574
1,753,527		Standard Chartered Bank - London, 0.600% due 12/1/17	1,753,527
17,188,962		Wells Fargo - Grand Cayman, 0.600% due 12/1/17	17,188,962

		TOTAL TIME DEPOSITS (Cost - $62,908,055)	62,908,055

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $70,992,357)	70,992,357

		TOTAL INVESTMENTS - 101.6% (Cost - $1,100,996,880)	1,352,139,916

		Liabilities in Excess of Other Assets - (1.6)%	(22,117,313)

		TOTAL NET ASSETS - 100.0%	$1,330,022,603

Schedules of Investments

(unaudited) (continued)

International Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $14,721,453 and represents 1.11% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Security that used significant unobservable inputs to determine fair value.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.7%.
(f)	Represents investment of collateral received from securities lending transactions.

At November 30, 2017, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity Fund	$1,100,996,880	$300,923,239	$(49,733,385)	$251,189,854

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	15.8%
Financials	15.3
Consumer Discretionary	14.2
Information Technology	10.5
Health Care	10.0
Consumer Staples	8.5
Materials	7.4
Telecommunication Services	5.2
Energy	4.5
Utilities	1.7
Real Estate	1.6
Short-Term Investments	5.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2017, International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 December Futures	16	12/17	$668,812	$680,442	$11,630
FTSE 100 Index December Futures	4	12/17	397,699	396,470	(1,229)
SPI 200 Index December Futures	2	12/17	218,051	226,390	8,339
TOPIX Index December Futures	2	12/17	291,261	319,339	28,078

					$46,818

At November 30, 2017, International Equity Fund had deposited cash of $113,426 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

See pages 202-203 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1%
Argentina - 1.1%
101,480	Grupo Supervielle SA, ADR	$2,668,924
127,033	YPF SA, ADR	2,882,379

	Total Argentina	5,551,303

Brazil - 6.3%
139,315	Ambev SA	875,483
417,571	Ambev SA, ADR	2,584,764
11,300	Atacadao Distribuicao Comercio e Industria Ltd.*	52,464
59,243	B3 SA - Brasil Bolsa Balcao	420,823
25,003	Banco Bradesco SA	232,170
588,243	Banco do Brasil SA	5,381,335
10,834	Banco Santander Brasil SA	95,700
349,951	BB Seguridade Participações SA	2,875,167
20,976	BR Malls Participações SA	77,513
15,157	BRF SA*	178,269
559,984	CCR SA	2,709,462
8,618	Centrais Eletricas Brasileiras SA*	49,337
61,385	Cia de Saneamento Basico do Estado de Sao Paulo	613,531
3,283	Cia Energetica de Minas Gerais*(a)	6,623
15,800	Cia Siderurgica Nacional SA*	35,544
538,263	Cielo SA	3,767,528
4,160	Cosan SA Indústria e Comércio	45,558
6,552	CPFL Energia SA	42,035
85,100	CVC Brasil Operadora e Agencia de Viagens SA	1,169,712
7,700	EDP - Energias do Brasil SA	32,478
20,394	Embraer SA	97,554
4,100	Engie Brasil Energia SA	44,400
5,810	Equatorial Energia SA	113,565
7,838	Fibria Celulose SA	108,214
261,000	Fleury SA	2,092,499
8,800	Hypermarcas SA	88,358
246,100	International Meal Co. Alimentacao SA.*	637,120
24,055	JBS SA	58,158
16,491	Klabin SA	89,973
38,205	Kroton Educacional SA	211,595
207,036	Localiza Rent a Car SA	1,267,516
19,750	Lojas Renner SA	204,822
3,542	M Dias Branco SA	50,666
561,000	Movida Participacoes SA*	1,186,576
2,108	Multiplan Empreendimentos Imobiliarios SA	44,806
4,400	Natura Cosméticos SA	39,216
6,700	Odontoprev SA	31,230
15,000	Ouro Fino Saude Animal Participacoes SA*	119,204
89,885	Petroleo Brasileiro SA*	438,202
2,900	Porto Seguro SA	31,759
5,500	Qualicorp SA	51,559
6,476	Raia Drogasil SA	174,187
20,300	Rumo SA*	80,785
81,000	Smiles Fidelidade SA.	1,856,833
5,205	Sul America SA	28,461
10,200	Suzano Papel e Celulose SA.	54,590
21,500	TIM Participações SA	77,544
10,409	Transmissora Alianca de Energia Eletrica SA	67,703
9,913	Ultrapar Participações SA	212,701
90,333	Vale SA	970,230
16,574	WEG SA	115,907

	Total Brazil	31,891,429

Chile - 0.3%
95,321	AES Gener SA	27,550
65,824	Aguas Andinas SA, Class A Shares	37,826
738,556	Banco de Chile	103,821
959	Banco de Credito e Inversiones	57,463
1,888,321	Banco Santander Chile	129,632
40,976	Cencosud SA	99,694

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Chile - 0.3% - (continued)
3,735	Cia Cervecerias Unidas SA	$47,549
199,393	Colbun SA	40,412
3,852	Empresa Nacional de Telecomunicaciones SA	37,904
31,738	Empresas CMPC SA	90,211
12,701	Empresas COPEC SA	169,713
1,044,558	Enel Americas SA	203,312
611,657	Enel Chile SA	66,178
98,948	Enel Generacion Chile SA	80,583
3,934,534	Itau CorpBanca	31,301
8,676	Latam Airlines Group SA	108,559
20,935	SACI Falabella	176,897

	Total Chile	1,508,605

China - 23.5%
25,000	3SBio Inc.*(b)	48,833
2,508	58.com Inc., ADR*	179,924
101,763	AAC Technologies Holdings Inc.	2,052,968
44,000	Agile Group Holdings Ltd.	63,436
788,000	Agricultural Bank of China Ltd., Class H Shares(c)	367,433
46,000	Air China Ltd., Class H Shares(c)	49,598
92,578	Alibaba Group Holding Ltd., ADR*	16,393,712
120,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	79,670
31,500	Anhui Conch Cement Co., Ltd., Class H Shares(c)	151,565
32,000	ANTA Sports Products Ltd.	143,711
1,618	Autohome Inc., ADR*	89,589
53,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	27,843
32,765	Baidu Inc., ADR*	7,817,074
2,320,000	Bank of China Ltd., Class H Shares(c)	1,130,856
241,000	Bank of Communications Co., Ltd., Class H Shares(c)	178,952
2,236,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	3,323,391
318,000	Beijing Originwater Technology Co., Ltd., Class A Shares	824,227
18,500	BYD Co., Ltd., Class H Shares(c)(d)	165,318
19,500	BYD Electronic International Co., Ltd.*	46,690
311,000	CGN Power Co., Ltd., Class H Shares(b)(c)	85,174
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	94,834
247,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	160,242
152,000	China Communications Construction Co., Ltd., Class H Shares(c)	170,006
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	52,398
44,500	China Conch Venture Holdings Ltd.	98,173
9,356,380	China Construction Bank Corp., Class H Shares(c)	8,196,204
79,000	China Everbright Bank Co., Ltd., Class H Shares(c)	36,747
94,000	China Evergrande Group*	314,595
91,000	China Galaxy Securities Co., Ltd., Class H Shares(c)	71,952
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(b)(c)	131,885
102,000	China Huishan Dairy Holdings Co., Ltd.*(a)	—
221,000	China Life Insurance Co., Ltd., Class H Shares(c)	720,096
26,500	China Lodging Group Ltd., ADR*	2,827,815
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	66,205
1,620,000	China Maple Leaf Educational Systems Ltd.	1,727,899
1,222,000	China Medical System Holdings Ltd.	2,562,262
93,000	China Mengniu Dairy Co., Ltd.	236,772
116,500	China Merchants Bank Co., Ltd., Class H Shares(c)	457,683
153,500	China Minsheng Banking Corp., Ltd., Class H Shares(c)	155,222
108,000	China Molybdenum Co., Ltd.	67,344
78,000	China National Building Material Co., Ltd., Class H Shares(c)	72,434
46,000	China Oilfield Services Ltd., Class H Shares(c)	42,757
75,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	363,121
760,000	China Petroleum & Chemical Corp., Class H Shares(c)	544,604
50,000	China Railway Construction Corp., Ltd., Class H Shares(c)	59,418
102,000	China Railway Group Ltd., Class H Shares(c)	76,504
54,000	China Resources Pharmaceutical Group Ltd.(b)	71,630
501,500	China Resources Phoenix Healthcare Holdings Co., Ltd.	642,785
759,000	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,877,789
46,000	China Southern Airlines Co., Ltd., Class H Shares(c)	41,161
380,000	China Telecom Corp., Ltd., Class H Shares(c)	183,683

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
China - 23.5% - (continued)
33,200	China Vanke Co., Ltd., Class H Shares(c)	$121,563
83,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	59,176
61,500	CITIC Securities Co., Ltd., Class H Shares(c)	134,064
1,382,442	CNOOC Ltd.	1,891,654
150,000	Country Garden Holdings Co., Ltd.	238,106
106,000	CRRC Corp., Ltd., Class H Shares(c)	96,841
118,000	CSPC Pharmaceutical Group Ltd.	234,582
11,439	Ctrip.com International Ltd., ADR*	527,109
68,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	86,269
225,000	ENN Energy Holdings Ltd.	1,643,812
74,500	Fosun International Ltd.	155,859
1,292,000	Fu Shou Yuan International Group Ltd.	1,022,290
11,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)(c)	44,705
141,000	Geely Automobile Holdings Ltd.	496,216
34,400	GF Securities Co., Ltd., Class H Shares(c)	69,282
313,000	GOME Retail Holdings Ltd.	35,298
93,000	Great Wall Motor Co., Ltd., Class H Shares(c)	109,091
60,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	151,491
24,400	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	52,844
16,000	Haitian International Holdings Ltd.	46,928
88,000	Haitong Securities Co., Ltd., Class H Shares(c)	131,733
50,500	Hengan International Group Co., Ltd.	492,493
108,000	Huaneng Power International Inc., Class H Shares(c)	69,196
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(c)	44,825
44,400	Huatai Securities Co., Ltd., Class H Shares(b)(c)	90,561
2,146,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,682,909
111,791	JD.com Inc., ADR*	4,186,573
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	41,308
32,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	50,113
20,000	Kingsoft Corp., Ltd.	57,093
22,929	Kweichow Moutai Co., Ltd., Class A Shares	2,188,460
202,000	Lenovo Group Ltd.	115,355
37,000	Longfor Properties Co., Ltd.	87,761
36,500	Meitu Inc.*(b)	52,903
3,095	Momo Inc., ADR*	74,280
17,365	NetEase Inc., ADR	5,708,049
22,200	New China Life Insurance Co., Ltd., Class H Shares(c)	142,830
4,080	New Oriental Education & Technology Group Inc., ADR	346,229
176,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	91,389
656,000	PetroChina Co., Ltd., Class H Shares(c)	441,286
126,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	239,817
754,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	7,455,407
90,200	Semiconductor Manufacturing International Corp.*(d)	126,360
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	32,965
72,000	Shanghai Electric Group Co., Ltd., Class H Shares*(c)	28,235
13,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	65,271
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	34,682
21,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	54,911
137,000	Shenzhou International Group Holdings Ltd.	1,242,723
96,000	Sihuan Pharmaceutical Holdings Group Ltd.	34,065
28,000	Silergy Corp.	593,376
1,693	SINA Corp.*	165,525
76,000	Sino-Ocean Group Holding Ltd.	47,914
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	52,535
304,800	Sinopharm Group Co., Ltd., Class H Shares(c)	1,204,980
52,500	SOHO China Ltd.	29,738
63,000	Sunac China Holdings Ltd.	293,211
20,000	Sunny Optical Technology Group Co., Ltd.	339,471
105,038	TAL Education Group, ADR	2,928,459
405,531	Tencent Holdings Ltd.	20,933,279
50,000	Tingyi Cayman Islands Holding Corp.	78,603
23,000	TravelSky Technology Ltd., Class H Shares(c)	63,378
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	40,659
11,168	Vipshop Holdings Ltd., ADR*	91,913

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
China - 23.5% - (continued)
145,000	Want Want China Holdings Ltd.	$114,002
1,308	Weibo Corp., ADR*	141,996
2,205,200	Weichai Power Co., Ltd., Class H Shares(c)	2,462,400
46,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	43,308
11,347	Yum China Holdings Inc.	463,298
1,235	YY Inc., ADR*	127,440
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	43,245
14,000	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	80,653
200,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	69,695
19,000	ZTE Corp., Class H Shares*(c)	66,601

	Total China	118,446,825

Colombia - 0.1%
7,110	Bancolombia SA	68,354
11,531	Cementos Argos SA	40,520
150,786	Ecopetrol SA	87,478
7,386	Grupo Argos SA	50,146
7,004	Grupo de Inversiones Suramericana SA	90,554
9,779	Interconexion Electrica SA ESP	44,737

	Total Colombia	381,789

Czech Republic - 0.1%
4,731	CEZ AS	108,286
1,924	Komercní Banka AS	80,740
16,196	Moneta Money Bank AS(b)	58,444
1,576	O2 Czech Republic AS	19,677

	Total Czech Republic	267,147

Egypt - 0.5%
26,531	Commercial International Bank Egypt SAE	113,881
588,693	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,557,482
66,557	Global Telecom Holding SAE*	28,268

	Total Egypt	2,699,631

Georgia - 0.5%
59,000	BGEO Group PLC	2,604,103

Greece - 0.1%
42,552	Alpha Bank AE*	82,681
46,981	Eurobank Ergasias SA*	38,093
1,594	FF Group*	29,502
6,204	Hellenic Telecommunications Organization SA	74,965
2,580	JUMBO SA	38,620
138,699	National Bank of Greece SA*	42,972
7,278	OPAP SA	88,941
8,367	Piraeus Bank SA*	23,538
1,168	Titan Cement Co. SA	28,799

	Total Greece	448,111

Hong Kong - 4.0%
328,000	AIA Group Ltd.	2,673,520
82,000	Alibaba Health Information Technology Ltd.*	40,611
370,000	Alibaba Pictures Group Ltd.*	49,861
16,500	Beijing Enterprises Holdings Ltd.	95,702
4,284,000	Beijing Enterprises Water Group Ltd.	3,354,972
84,000	Brilliance China Automotive Holdings Ltd.	222,231
63,000	China Everbright International Ltd.	84,606
24,000	China Everbright Ltd.	53,794
50,000	China Gas Holdings Ltd.	154,355
94,000	China Jinmao Holdings Group Ltd.	42,833
41,538	China Merchants Port Holdings Co., Ltd.	107,849
176,000	China Mobile Ltd.	1,785,978
103,837	China Mobile Ltd., ADR	5,279,073
110,000	China Overseas Land & Investment Ltd.	351,613
46,000	China Resources Beer Holdings Co., Ltd.	127,065
22,000	China Resources Gas Group Ltd.	85,775
76,000	China Resources Land Ltd.	219,634
48,000	China Resources Power Holdings Co., Ltd.	90,388
60,000	China State Construction International Holdings Ltd.	78,318
47,400	China Taiping Insurance Holdings Co., Ltd.	181,268

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Hong Kong - 4.0% - (continued)
190,000	China Unicom Hong Kong Ltd.*	$276,515
171,000	CITIC Ltd.	242,486
42,000	COSCO SHIPPING Ports Ltd.	42,360
50,000	Far East Horizon Ltd.	45,669
167,500	Fullshare Holdings Ltd.*	70,138
390,000	Galaxy Entertainment Group Ltd.	2,808,995
497,000	GCL-Poly Energy Holdings Ltd.*	80,909
72,000	Guangdong Investment Ltd.	97,160
32,000	Haier Electronics Group Co., Ltd.	85,833
18,500	Kingboard Chemical Holdings Ltd.	106,119
82,000	Kunlun Energy Co., Ltd.	71,008
45,000	Lee & Man Paper Manufacturing Ltd.	52,720
1,054,800	Man Wah Holdings Ltd.	920,873
41,000	Nine Dragons Paper Holdings Ltd.	68,201
13,000	Shanghai Industrial Holdings Ltd.	36,878
31,000	Shimao Property Holdings Ltd.	61,218
133,000	Sino Biopharmaceutical Ltd.	174,997
60,000	Sun Art Retail Group Ltd.	58,730

	Total Hong Kong	20,380,255

Hungary - 0.7%
9,424	MOL Hungarian Oil & Gas PLC	109,440
81,479	OTP Bank PLC	3,115,190
4,028	Richter Gedeon Nyrt	104,118

	Total Hungary	3,328,748

India - 5.8%
1,643	ACC Ltd.	42,604
21,164	Adani Ports & Special Economic Zone Ltd.	131,887
18,748	Ambuja Cements Ltd.	76,672
728,809	Ashok Leyland Ltd.	1,345,404
7,963	Asian Paints Ltd.	142,212
7,984	Aurobindo Pharma Ltd.	86,293
47,635	Axis Bank Ltd.	395,843
74,176	Axis Bank Ltd., Class Registered Shares, GDR	3,048,694
2,409	Bajaj Auto Ltd.	124,968
4,666	Bajaj Finance Ltd.	125,560
1,172	Bajaj Finserv Ltd.	94,250
6,684	Bharat Forge Ltd.	73,016
22,236	Bharat Heavy Electricals Ltd.	32,090
20,781	Bharat Petroleum Corp., Ltd.	162,588
32,381	Bharti Airtel Ltd.	248,916
542,409	Bharti Infratel Ltd.	3,232,790
224	Bosch Ltd.	70,778
823	Britannia Industries Ltd.	61,766
5,174	Cadila Healthcare Ltd.	34,582
100,855	Cholamandalam Investment and Finance Co., Ltd.	1,994,934
10,212	Cipla Ltd.	95,759
17,538	Coal India Ltd.	75,047
1,051	Container Corp. Of India Ltd.	21,388
13,307	Dabur India Ltd.	71,547
3,259	Dr Reddy’s Laboratories Ltd.	116,265
369	Eicher Motors Ltd.	171,566
14,080	GAIL India Ltd.	102,499
3,495	Glenmark Pharmaceuticals Ltd.	30,627
6,006	Godrej Consumer Products Ltd.	90,563
8,709	Grasim Industries Ltd.	158,391
6,303	Havells India Ltd.	49,923
15,361	HCL Technologies Ltd.	201,756
96,700	HDFC Bank Ltd.	2,778,720
18,600	HDFC Bank Ltd., ADR	1,806,060
1,260	Hero MotoCorp Ltd.	71,803
32,091	Hindalco Industries Ltd.	120,037
17,031	Hindustan Petroleum Corp., Ltd.	110,512
20,548	Hindustan Unilever Ltd.	404,746
44,366	Housing Development Finance Corp., Ltd.	1,149,293

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
India - 5.8% - (continued)
68,288	ICICI Bank Ltd.	$327,984
42,338	Idea Cellular Ltd.*	62,654
34,702	IDFC Bank Ltd.	29,497
8,874	Indiabulls Housing Finance Ltd.	165,854
16,581	Indian Oil Corp., Ltd.	101,604
54,987	Infosys Ltd.	831,778
101,413	ITC Ltd.	402,486
21,380	JSW Steel Ltd.	84,513
12,997	Larsen & Toubro Ltd.	246,180
7,539	LIC Housing Finance Ltd.	68,517
6,352	Lupin Ltd.	80,634
7,018	Mahindra & Mahindra Financial Services Ltd.	48,258
10,093	Mahindra & Mahindra Ltd.	220,266
11,385	Marico Ltd.	54,515
3,248	Maruti Suzuki India Ltd.	434,530
18,681	Motherson Sumi Systems Ltd.	106,979
584	Nestle India Ltd.	69,590
41,679	NTPC Ltd.	118,281
32,550	Oil & Natural Gas Corp., Ltd.	91,389
167,020	Phoenix Mills Ltd.	1,335,775
2,408	Piramal Enterprises Ltd.	103,991
16,158	Power Finance Corp., Ltd.	30,510
76,460	Reliance Industries Ltd.	1,099,038
24,982	Rural Electrification Corp., Ltd.	60,135
211	Shree Cement Ltd.	56,127
4,900	Shriram Transport Finance Co., Ltd.	101,479
1,788	Siemens Ltd.	33,376
55,042	State Bank of India	273,816
28,501	Sun Pharmaceutical Industries Ltd.	238,901
80,827	Syngene International Ltd. (Restricted, cost-$578,341, acquired 9/23/2016)(b)(e)	696,889
14,196	Tata Consultancy Services Ltd.	580,919
48,552	Tata Motors Ltd.*	307,136
9,692	Tata Motors Ltd., Class A Shares*	35,213
28,154	Tata Power Co., Ltd.	41,613
7,620	Tata Steel Ltd.	81,912
14,194	Tech Mahindra Ltd.	107,990
7,849	Titan Co., Ltd.	99,990
3,162	UltraTech Cement Ltd.	206,171
1,671	United Spirits Ltd.*	85,996
12,511	UPL Ltd.	141,273
6,045	Vakrangee Ltd.	68,633
49,844	Vedanta Ltd.	229,336
32,765	Wipro Ltd.	148,087
46,485	Yes Bank Ltd.	221,923
14,516	Zee Entertainment Enterprises Ltd.	127,966

	Total India	29,212,053

Indonesia - 3.2%
363,400	Adaro Energy Tbk PT	45,868
44,800	AKR Corporindo Tbk PT	21,114
4,236,900	Astra International Tbk PT	2,500,996
292,900	Bank Central Asia Tbk PT	440,804
84,900	Bank Danamon Indonesia Tbk PT	31,654
6,484,924	Bank Mandiri Persero Tbk PT	3,558,407
241,100	Bank Negara Indonesia Persero Tbk PT	144,411
14,127,500	Bank Rakyat Indonesia Persero Tbk PT	3,353,127
192,800	Bumi Serpong Damai Tbk PT	23,584
186,200	Charoen Pokphand Indonesia Tbk PT	40,281
14,300	Gudang Garam Tbk PT	81,017
313,800	Hanjaya Mandala Sampoerna Tbk PT	95,052
50,100	Indocement Tunggal Prakarsa Tbk PT	68,281
58,600	Indofood CBP Sukses Makmur Tbk PT	36,613
146,800	Indofood Sukses Makmur Tbk PT	79,738
54,967	Jasa Marga Persero Tbk PT	26,102
715,400	Kalbe Farma Tbk PT	84,642

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Indonesia - 3.2% - (continued)
2,042,000	Link Net Tbk PT	$752,872
69,778	Matahari Department Store Tbk PT	54,990
615,200	Pakuwon Jati Tbk PT	28,347
275,400	Perusahaan Gas Negara Persero Tbk	34,626
1,468,200	Semen Indonesia Persero Tbk PT	1,020,216
147,100	Surya Citra Media Tbk PT	24,008
1,484,487	Telekomunikasi Indonesia Persero Tbk PT	458,557
95,250	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,960,370
60,800	Tower Bersama Infrastructure Tbk PT	25,705
42,300	Unilever Indonesia Tbk PT	154,324
50,600	United Tractors Tbk PT	125,985
119,000	Waskita Karya Persero Tbk PT	18,565
94,700	XL Axiata Tbk PT*	21,568

	Total Indonesia	16,311,824

Kenya - 0.5%
10,200,000	Safaricom Ltd.	2,728,265

Malaysia - 1.2%
46,100	AirAsia Bhd	35,391
25,600	Alliance Bank Malaysia Bhd	23,079
46,100	AMMB Holdings Bhd	46,871
38,800	Astro Malaysia Holdings Bhd	26,944
94,700	Axiata Group Bhd	123,877
124,453	British American Tobacco Malaysia Bhd	1,137,522
116,807	CIMB Group Holdings Bhd	172,935
78,500	Dialog Group Bhd	46,415
88,600	DiGi.Com Bhd	100,533
32,100	Felda Global Ventures Holdings Bhd	14,336
52,500	Gamuda Bhd	62,907
70,400	Genting Bhd	151,566
84,200	Genting Malaysia Bhd	105,079
5,900	Genting Plantations Bhd	15,100
20,100	HAP Seng Consolidated Bhd	47,596
16,500	Hartalega Holdings Bhd	38,575
16,600	Hong Leong Bank Bhd	61,649
5,900	Hong Leong Financial Group Bhd	23,164
62,100	IHH Healthcare Bhd	85,768
72,500	IJM Corp. Bhd	54,781
56,900	IOI Corp. Bhd	62,098
48,750	IOI Properties Group Bhd	22,569
13,100	Kuala Lumpur Kepong Bhd	78,127
121,209	Malayan Banking Bhd	273,822
858,900	Malaysia Airports Holdings Bhd	1,734,718
47,600	Maxis Bhd	69,023
36,500	MISC Bhd	62,934
1,700	Nestle Malaysia Bhd*	40,448
68,000	Petronas Chemicals Group Bhd	123,164
10,700	Petronas Dagangan Bhd	63,338
20,700	Petronas Gas Bhd	80,358
12,000	PPB Group Bhd	48,881
37,500	Press Metal Aluminium Holdings Bhd*	47,683
83,200	Public Bank Bhd	405,057
20,300	RHB Bank Bhd	24,320
109,600	Sapura Energy Bhd	33,636
77,200	Sime Darby Bhd	44,430
77,200	Sime Darby Plantation Bhd*	94,577
77,200	Sime Darby Property Bhd*	22,653
33,900	SP Setia Bhd Group*	28,930
28,900	Telekom Malaysia Bhd	42,610
101,100	Tenaga Nasional Bhd	382,227
11,800	UMW Holdings Bhd*	15,207
25,800	Westports Holdings Bhd	21,732
170,850	YTL Corp. Bhd	48,893
53,346	YTL Power International Bhd	15,006

	Total Malaysia	6,260,529

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Malta - 0.0%
11,154	Brait SE*	$37,596

Mexico - 3.7%
83,514	Alfa SAB de CV, Class A Shares	92,763
218,309	América Móvil SAB de CV, Class L Shares, ADR	3,733,084
969,533	América Móvil SAB de CV, Series L	830,306
12,439	Arca Continental SAB de CV	85,142
220,000	Banregio Grupo Financiero SAB de CV	1,201,747
448,462	Cemex SAB de CV*	342,431
14,105	Coca-Cola Femsa SAB de CV, Series L	96,863
762,000	Concentradora Hipotecaria SAPI de CV, REIT	762,564
4,730	El Puerto de Liverpool SAB de CV, Class C1 Shares	31,972
71,100	Fibra Uno Administracion SA de CV, REIT	111,174
57,490	Fomento Economico Mexicano SAB de CV	518,009
20,140	Fomento Económico Mexicano SAB de CV, ADR	1,811,996
24,800	Gentera SAB de CV	22,636
5,475	Gruma SAB de CV, Class B Shares	67,820
10,314	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	102,779
5,309	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	94,892
42,056	Grupo Bimbo SAB de CV, Series A	98,414
14,300	Grupo Carso SAB de CV, Series A1	45,502
74,619	Grupo Financiero Banorte SAB de CV, Class O Shares	438,236
69,598	Grupo Financiero Inbursa SAB de CV, Class O Shares	122,718
45,271	Grupo Financiero Santander Mexico SAB de CV, Class B Shares	73,556
1,623	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	13,195
15,700	Grupo Lala SAB de CV, Class B Shares	23,715
479,242	Grupo México SAB de CV, Series B	1,499,222
76,127	Grupo Televisa SAB	285,575
4,075	Industrias Peñoles SAB de CV	85,472
13,163	Infraestructura Energetica Nova SAB de CV	71,966
677,600	Kimberly-Clark de México SAB de CV, Class A Shares	1,214,402
27,162	Mexichem SAB de CV	70,674
646,216	PLA Administradora Industrial S de RL de CV, REIT*	1,067,306
6,730	Promotora y Operadora de Infraestructura SAB de CV	68,072
530,000	Qualitas Controladora SAB de CV	965,513
641,000	Unifin Financiera SAB de CV SOFOM ENR	2,097,777
154,381	Wal-Mart de Mexico SAB de CV	364,493

	Total Mexico	18,511,986

Pakistan - 0.6%
443,135	Habib Bank Ltd.	686,620
3,299	Lucky Cement Ltd.	15,412
10,100	MCB Bank Ltd.	19,587
576,462	Oil & Gas Development Co., Ltd.	852,719
836,516	Pakistan Petroleum Ltd.	1,501,674
12,400	United Bank Ltd.	20,657

	Total Pakistan	3,096,669

Peru - 0.5%
5,924	Cia de Minas Buenaventura SAA, ADR	82,877
11,732	Credicorp Ltd.	2,475,804
2,502	Southern Copper Corp.	105,209

	Total Peru	2,663,890

Philippines - 1.9%
49,060	Aboitiz Equity Ventures Inc.	68,506
37,300	Aboitiz Power Corp.	29,126
110,700	Alliance Global Group Inc.*	34,436
6,970	Ayala Corp.	141,334
2,508,800	Ayala Land Inc.	2,141,903
41,850	Bank of the Philippine Islands	85,545
73,164	BDO Unibank Inc.	212,354
5,520,000	Bloomberry Resorts Corp.*	1,158,972
101,900	DMCI Holdings Inc.	30,499
845	Globe Telecom Inc.	30,742
2,505	GT Capital Holdings Inc.	57,335
894,340	International Container Terminal Services Inc.	1,886,534
80,180	JG Summit Holdings Inc.	109,789

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Philippines - 1.9% - (continued)
10,760	Jollibee Foods Corp.	$52,035
284,600	Megaworld Corp.	30,254
419,500	Metro Pacific Investments Corp.	55,846
16,230	Metropolitan Bank & Trust Co.	30,917
2,465	PLDT Inc.	72,266
43,176	PLDT Inc., ADR(d)	1,260,307
41,400	Robinsons Land Corp.	18,817
986,000	Robinsons Retail Holdings Inc.	1,899,466
6,820	Security Bank Corp.	33,864
6,870	SM Investments Corp.	132,760
229,700	SM Prime Holdings Inc.	165,920
22,070	Universal Robina Corp.	58,263

	Total Philippines	9,797,790

Poland - 0.6%
2,267	Alior Bank SA*	46,326
839	Bank Handlowy w Warszawie SA	17,371
15,277	Bank Millennium SA*	35,503
4,354	Bank Pekao SA	157,962
1,001	Bank Zachodni WBK SA	105,028
1,466	CCC SA	99,812
1,925	CD Projekt SA*	55,345
6,582	Cyfrowy Polsat SA	46,525
1,402	Dino Polska SA*(b)	28,927
1,123	Grupa Azoty SA	22,669
2,342	Grupa Lotos SA	37,369
1,350	Jastrzebska Spolka Weglowa SA*	34,213
3,950	KGHM Polska Miedz SA	119,835
10,574	KRUK SA	845,676
37	LPP SA	85,747
371	mBank SA*	49,415
16,889	Orange Polska SA*	26,105
21,259	PGE Polska Grupa Energetyczna SA*	71,906
3,266	PLAY Communications SA*(b)	33,415
8,196	Polski Koncern Naftowy ORLEN SA	257,411
44,416	Polskie Gornictwo Naftowe i Gazownictwo SA	75,875
26,972	Powszechna Kasa Oszczednosci Bank Polski SA*	322,847
18,114	Powszechny Zaklad Ubezpieczen SA	227,785
14,745	Synthos SA	19,848
26,657	Tauron Polska Energia SA*	23,416

	Total Poland	2,846,331

Qatar - 0.2%
4,942	Barwa Real Estate Co.	37,922
6,934	Commercial Bank QSC*	51,311
24,295	Ezdan Holding Group QSC	53,370
3,938	Industries Qatar QSC	95,993
11,103	Masraf Al Rayan QSC	103,505
2,589	Ooredoo QPSC	56,813
737	Qatar Electricity & Water Co. QSC	32,795
5,134	Qatar Gas Transport Co., Ltd.	19,528
4,768	Qatar Insurance Co. SAQ	48,588
2,085	Qatar Islamic Bank SAQ	52,125
6,625	Qatar National Bank QPSC	212,890

	Total Qatar	764,840

Romania - 0.0%
10,880	NEPI Rockcastle PLC	169,166

Russia - 5.2%
878,426	Alrosa PJSC	1,170,045
305,593	Gazprom PJSC	690,777
290,851	Gazprom PJSC, ADR	1,300,584
940,688	Inter RAO UES PJSC	59,302
12,311	Lukoil PJSC	693,340
58,605	Lukoil PJSC, ADR	3,278,950
45,675	Magnit PJSC, Class Registered Shares, GDR	1,208,093
1,714	MMC Norilsk Nickel PJSC	289,547

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Russia - 5.2% - (continued)
285,764	Mobile TeleSystems PJSC, ADR	$2,963,373
42,729	Moscow Exchange MICEX-RTS PJSC	90,813
2,772	Novatek PJSC, Class Registered Shares, GDR	314,369
36,979	Novolipetsk Steel PJSC	83,652
3,394	PhosAgro PJSC, Class Registered Shares, GDR	50,991
763	Polyus PJSC*	64,108
27,023	Rosneft Oil Co. PJSC	135,711
3,540,320	RusHydro PJSC	49,295
1,851,981	Sberbank of Russia PJSC	7,107,055
285,610	Sberbank of Russia PJSC, ADR	4,732,921
5,290	Severstal PJSC	83,609
208,839	Surgutneftegas OJSC	98,236
1	T Plus PJSC*(a)	—
46,160	Tatneft PJSC	360,598
119,395,647	VTB Bank PJSC	103,755
39,100	Yandex NV, Class A Shares*	1,294,601

	Total Russia	26,223,725

South Africa - 7.0%
621,000	Advtech Ltd.	737,424
1,362	Anglo American Platinum Ltd.*	36,156
11,988	AngloGold Ashanti Ltd.	125,062
11,231	Aspen Pharmacare Holdings Ltd.	250,578
18,461	Barclays Africa Group Ltd.	212,554
10,547	Bid Corp., Ltd.	226,743
147,827	Bidvest Group Ltd.	2,065,269
1,019	Capitec Bank Holdings Ltd.	73,238
5,703	Coronation Fund Managers Ltd.	30,110
10,222	Discovery Ltd.	122,819
5,107	Exxaro Resources Ltd.	54,951
106,771	FirstRand Ltd.	439,618
24,223	Fortress REIT Ltd., Class A Shares	30,464
23,833	Fortress REIT Ltd., Class B Shares	73,263
6,660	Foschini Group Ltd.	76,806
20,989	Gold Fields Ltd.	89,644
59,940	Growthpoint Properties Ltd., REIT	109,223
7,453	Hyprop Investments Ltd., REIT	58,268
132,391	Imperial Holdings Ltd.	2,196,229
7,975	Investec Ltd.	55,325
4,363	Liberty Holdings Ltd.	36,993
628,340	Life Healthcare Group Holdings Ltd.	1,199,950
26,001	MMI Holdings Ltd.	38,052
2,995	Mondi Ltd.	70,972
6,081	Mr Price Group Ltd.	92,060
52,120	MTN Group Ltd.	491,836
37,014	Naspers Ltd., Class N Shares	9,928,596
83,533	Nedbank Group Ltd.	1,409,344
30,506	Netcare Ltd.	50,119
9,359	Pick n Pay Stores Ltd.	43,392
3,220	Pioneer Foods Group Ltd.	30,767
1,404,015	PPC Ltd.*	715,654
2,310	PSG Group Ltd.	48,835
20,832	Rand Merchant Investment Holdings Ltd.	64,480
145,653	Redefine Properties Ltd., REIT	107,449
15,304	Remgro Ltd.	239,280
8,617	Resilient REIT Ltd.	92,159
620,000	Rhodes Food Group Pty Ltd.(d)	903,948
20,754	RMB Holdings Ltd.	101,561
313,686	Sanlam Ltd.	1,793,758
15,522	Sappi Ltd.	109,998
16,913	Sasol Ltd.	529,825
202,420	Shoprite Holdings Ltd.	3,365,098
47,527	Sibanye Gold Ltd.	65,901
5,711	SPAR Group Ltd.	79,172
157,182	Standard Bank Group Ltd.	1,982,745

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
South Africa - 7.0% - (continued)
91,462	Steinhoff International Holdings NV	$375,432
6,698	Telkom SA SOC Ltd.	24,202
4,606	Tiger Brands Ltd.	140,280
1,013,173	Transaction Capital Ltd.	1,107,832
11,641	Truworths International Ltd.	67,834
155,684	Vodacom Group Ltd.(d)	1,647,707
262,347	Woolworths Holdings Ltd.	1,110,812

	Total South Africa	35,129,787

South Korea - 10.3%
976	Amorepacific Corp.	277,588
801	AMOREPACIFIC Group	108,488
623	BGF retail Co., Ltd.(a)	45,302
7,996	BNK Financial Group Inc.	69,972
976	Celltrion Healthcare Co., Ltd.*	78,238
2,325	Celltrion Inc.*(d)	429,873
1,752	Cheil Worldwide Inc.	32,369
238	CJ CheilJedang Corp.	87,767
488	CJ Corp.	87,816
479	CJ E&M Corp.	38,055
248	CJ Logistics Corp.*	34,654
26,892	Coway Co., Ltd.	2,370,562
950	Daelim Industrial Co., Ltd.	72,259
3,187	Daewoo Engineering & Construction Co., Ltd.*	16,522
1,253	DB Insurance Co., Ltd.	78,880
4,444	DGB Financial Group Inc.	40,980
890	Dongsuh Cos., Inc.	24,412
1,818	Doosan Heavy Industries & Construction Co., Ltd.	27,401
580	E-MART Inc.	145,791
1,257	GS Engineering & Construction Corp.*(d)	31,490
1,305	GS Holdings Corp.	73,305
684	GS Retail Co., Ltd.	24,889
9,302	Hana Financial Group Inc.	405,574
2,119	Hankook Tire Co., Ltd.	104,419
176	Hanmi Pharm Co., Ltd.*	92,725
314	Hanmi Science Co., Ltd.*(d)	33,028
4,728	Hanon Systems	57,648
268	Hanssem Co., Ltd.	45,204
2,668	Hanwha Chemical Corp.	71,710
1,147	Hanwha Corp.	43,750
229,365	Hanwha Life Insurance Co., Ltd.	1,562,576
1,490	Hanwha Techwin Co., Ltd.*	48,340
844	Hotel Shilla Co., Ltd.	66,163
534	Hyosung Corp.	66,273
389	Hyundai Department Store Co., Ltd.	35,027
1,987	Hyundai Development Co.-Engineering & Construction	75,602
2,158	Hyundai Engineering & Construction Co., Ltd.	69,683
569	Hyundai Glovis Co., Ltd.	76,642
876	Hyundai Heavy Industries Co., Ltd.*	120,538
1,582	Hyundai Marine & Fire Insurance Co., Ltd.	63,097
13,411	Hyundai Mobis Co., Ltd.	3,366,360
4,418	Hyundai Motor Co.	668,298
269	Hyundai Robotics Co., Ltd.*	98,657
2,277	Hyundai Steel Co.	125,579
416	Hyundai Wia Corp.(d)	25,895
6,416	Industrial Bank of Korea	94,491
931	Kakao Corp.	117,835
3,383	Kangwon Land Inc.	115,391
57,823	KB Financial Group Inc.	3,182,578
184	KCC Corp.	65,309
571	KEPCO Plant Service & Engineering Co., Ltd.	19,846
8,593	Kia Motors Corp.	265,812
1,969	Korea Aerospace Industries Ltd.	90,605
6,942	Korea Electric Power Corp.	239,310
714	Korea Gas Corp.*	29,045

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
South Korea - 10.3% - (continued)
993	Korea Investment Holdings Co., Ltd.	$62,841
217	Korea Zinc Co., Ltd.	97,330
1,791	Korean Air Lines Co., Ltd.*	51,617
14,526	KT&G Corp.	1,629,375
465	Kumho Petrochemical Co., Ltd.	38,338
1,315	LG Chem Ltd.	504,582
2,619	LG Corp.	219,067
6,357	LG Display Co., Ltd.	181,301
2,913	LG Electronics Inc.	242,183
260	LG Household & Health Care Ltd.	280,890
360	LG Innotek Co., Ltd.	53,893
431	Lotte Chemical Corp.	142,773
786	Lotte Corp.	44,563
312	Lotte Shopping Co., Ltd.	60,361
107	Medy-Tox Inc.	45,828
9,834	Mirae Asset Daewoo Co., Ltd.	93,303
841	NAVER Corp.	620,100
571	NCSoft Corp.	229,049
528	Netmarble Games Corp.*(b)	81,748
3,589	NH Investment & Securities Co., Ltd.	45,468
582	OCI Co., Ltd.	65,634
598	Orion Corp.*	62,783
31	Ottogi Corp.	22,657
11,505	Pan Ocean Co., Ltd.*	58,764
2,241	POSCO	687,128
1,157	Posco Daewoo Corp.	19,845
482	S-1 Corp.	44,271
2,374	Samsung Biologics Co., Ltd. (Restricted, cost-$373,910, acquired 5/11/2017)*(b)(e)	751,784
2,441	Samsung C&T Corp.	297,101
884	Samsung Card Co., Ltd.	31,066
1,888	Samsung Electro-Mechanics Co., Ltd.	174,990
7,514	Samsung Electronics Co., Ltd.	17,661,547
847	Samsung Fire & Marine Insurance Co., Ltd.	202,600
7,320	Samsung Heavy Industries Co., Ltd.*	81,172
1,906	Samsung Life Insurance Co., Ltd.	225,035
1,617	Samsung SDI Co., Ltd.	317,089
966	Samsung SDS Co., Ltd.	166,909
2,009	Samsung Securities Co., Ltd.	67,864
83,013	Shinhan Financial Group Co., Ltd.	3,714,379
188	Shinsegae Inc.	49,602
1,518	SillaJen Inc.*	154,200
868	SK Holdings Co., Ltd.	232,943
75,095	SK Hynix Inc.	5,353,708
1,855	SK Innovation Co., Ltd.	354,946
5,190	SK Networks Co., Ltd.	30,864
572	SK Telecom Co., Ltd.	139,315
1,316	S-Oil Corp.	145,538
2,784	Soulbrain Co., Ltd.	165,422
9,772	Woori Bank	145,501
300	Yuhan Corp.	60,777

	Total South Korea	51,949,667

Spain - 0.8%
131,201	CIE Automotive SA	3,854,174

Switzerland - 0.4%
43,400	Wizz Air Holdings PLC (Restricted, cost-$873,603, acquired 7/21/2016)*(b)(e)	1,954,850

Taiwan - 7.6%
74,000	Acer Inc.*	50,397
177,997	Advanced Semiconductor Engineering Inc.	231,040
8,799	Advantech Co., Ltd.	58,893
114,574	Airtac International Group	1,957,344
60,000	Asia Cement Corp.	55,796
54,000	Asia Pacific Telecom Co., Ltd.*	18,145
20,000	Asustek Computer Inc.	184,352
267,000	AU Optronics Corp.	113,971

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Taiwan - 7.6% - (continued)
455,000	Basso Industry Corp.	$1,222,388
20,000	Catcher Technology Co., Ltd.	217,274
248,000	Cathay Financial Holding Co., Ltd.	429,463
31,000	Chailease Holding Co., Ltd.	90,251
131,334	Chang Hwa Commercial Bank Ltd.	71,248
67,000	Cheng Shin Rubber Industry Co., Ltd.	114,861
13,065	Chicony Electronics Co., Ltd.	34,742
67,000	China Airlines Ltd.*	25,814
345,000	China Development Financial Holding Corp.	108,471
77,390	China Life Insurance Co., Ltd.	72,869
376,000	China Steel Corp.	307,471
360,000	Chroma ATE Inc.	2,127,905
112,000	Chunghwa Telecom Co., Ltd.	386,113
108,000	Compal Electronics Inc.	75,163
545,880	CTBC Financial Holding Co., Ltd.	364,914
62,000	Delta Electronics Inc.	283,245
249,100	E.Sun Financial Holding Co., Ltd.	154,169
5,100	Eclat Textile Co., Ltd.	46,131
52,993	Eva Airways Corp.	26,795
44,000	Evergreen Marine Corp. Taiwan Ltd.*	24,845
121,000	Far Eastern New Century Corp.	103,351
41,000	Far EasTone Telecommunications Co., Ltd.	97,727
11,000	Feng TAY Enterprise Co., Ltd.	46,153
248,354	First Financial Holding Co., Ltd.	159,717
81,000	Formosa Chemicals & Fibre Corp.	245,865
36,000	Formosa Petrochemical Corp.	127,179
128,000	Formosa Plastics Corp.	387,253
20,000	Formosa Taffeta Co., Ltd.	20,050
23,230	Foxconn Technology Co., Ltd.	65,149
211,000	Fubon Financial Holding Co., Ltd.	346,305
5,000	General Interface Solution Holding Ltd.	39,974
11,000	Giant Manufacturing Co., Ltd.	55,050
6,000	Globalwafers Co., Ltd.	81,933
21,000	Highwealth Construction Corp.	28,023
7,242	Hiwin Technologies Corp.	80,490
923,825	Hon Hai Precision Industry Co., Ltd.	3,108,566
8,000	Hotai Motor Co., Ltd.	92,590
17,000	HTC Corp.*	38,444
196,257	Hua Nan Financial Holdings Co., Ltd.	107,680
268,000	Innolux Corp.	117,763
79,000	Inventec Corp.	59,462
8,541	Largan Precision Co., Ltd.	1,477,236
61,264	Lite-On Technology Corp.	75,649
52,000	Macronix International*	82,092
45,000	MediaTek Inc.	494,314
332,000	Mega Financial Holding Co., Ltd.	262,146
17,000	Micro-Star International Co., Ltd.	41,718
147,000	Nan Ya Plastics Corp.	371,002
17,000	Nanya Technology Corp.	44,398
4,000	Nien Made Enterprise Co., Ltd.	36,835
15,000	Novatek Microelectronics Corp.	57,392
54,000	Pegatron Corp.	124,004
4,000	Phison Electronics Corp.	40,718
56,000	Pou Chen Corp.	67,366
17,000	Powertech Technology Inc.	51,657
144,360	Poya International Co., Ltd.	1,794,453
16,539	President Chain Store Corp.	157,061
74,000	Quanta Computer Inc.	152,516
11,000	Realtek Semiconductor Corp.	41,118
25,200	Ruentex Development Co., Ltd.*	26,279
14,000	Ruentex Industries Ltd.*	23,320
209,000	Shin Kong Financial Holding Co., Ltd.	71,758
56,000	Siliconware Precision Industries Co., Ltd.	93,358
267,340	SinoPac Financial Holdings Co., Ltd.	83,219

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Taiwan - 7.6% - (continued)
16,629	Standard Foods Corp.	$41,625
35,700	Synnex Technology International Corp.	48,520
7,000	TaiMed Biologics Inc.*	42,923
260,417	Taishin Financial Holding Co., Ltd.	117,401
104,905	Taiwan Business Bank	28,924
84,000	Taiwan Cement Corp.	93,951
227,434	Taiwan Cooperative Financial Holding Co., Ltd.	124,055
45,000	Taiwan High Speed Rail Corp.	36,110
54,000	Taiwan Mobile Co., Ltd.	193,775
2,161,132	Taiwan Semiconductor Manufacturing Co., Ltd.	16,253,226
48,000	Teco Electric and Machinery Co., Ltd.	47,179
154,000	Uni-President Enterprises Corp.	327,768
345,000	United Microelectronics Corp.	177,125
23,000	Vanguard International Semiconductor Corp.	55,137
10,000	Win Semiconductors Corp.*	106,578
84,000	Winbond Electronics Corp.	80,013
78,069	Wistron Corp.	60,618
38,000	WPG Holdings Ltd.	51,579
6,000	Yageo Corp.*	67,144
280,000	Yuanta Financial Holding Co., Ltd.	130,076
10,000	Zhen Ding Technology Holding Ltd.	24,616

	Total Taiwan	38,040,746

Thailand - 2.4%
28,600	Advanced Info Service PCL, NVDR	152,962
123,000	Airports of Thailand PCL, NVDR(d)	235,340
14,400	Bangkok Bank PCL, Class Registered Shares	94,915
97,700	Bangkok Dusit Medical Services PCL, NVDR	63,788
173,300	Bangkok Expressway & Metro PCL, NVDR	42,234
62,000	Banpu PCL, NVDR(d)	32,499
34,400	Berli Jucker PCL, NVDR	61,056
149,400	BTS Group Holdings PCL, NVDR	37,771
9,000	Bumrungrad Hospital PCL, NVDR	55,039
39,800	Central Pattana PCL, NVDR	98,229
68,400	Charoen Pokphand Foods PCL, NVDR	49,516
2,189,800	CP ALL PCL, NVDR	4,899,027
12,600	Delta Electronics Thailand PCL, NVDR	32,516
6,100	Electricity Generating PCL, NVDR	40,192
42,300	Energy Absolute PCL, NVDR	59,001
17,400	Glow Energy PCL, NVDR	46,530
143,100	Home Product Center PCL, NVDR	55,263
36,400	Indorama Ventures PCL, NVDR	54,788
254,400	IRPC PCL, NVDR	48,341
142,300	Kasikornbank PCL	1,024,054
16,600	Kasikornbank PCL, NVDR	115,787
12,300	KCE Electronics PCL, NVDR	31,104
89,600	Krung Thai Bank PCL, NVDR	53,082
54,200	Minor International PCL, NVDR	72,267
35,500	PTT Exploration & Production PCL, NVDR	99,640
52,500	PTT Global Chemical PCL, NVDR	128,137
30,300	PTT PCL, NVDR	382,770
20,200	Robinson PCL, NVDR	45,820
92,000	Siam Cement PCL, Class Registered Shares	1,347,287
2,800	Siam Cement PCL, NVDR	40,912
45,100	Siam Commercial Bank PCL, NVDR	211,096
1,224,520	Srisawad Corp. PCL, NVDR(d)	2,366,585
20,700	Thai Oil PCL, NVDR	59,066
48,400	Thai Union Group PCL, NVDR(d)	27,331
597,100	TMB Bank PCL, NVDR	51,238
253,200	True Corp. PCL, NVDR*(d)	44,197

	Total Thailand	12,259,380

Turkey - 2.9%
687,732	Akbank Turk AS	1,578,383
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	31,058
5,951	Arcelik AS	30,095

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.1% - (continued)
Turkey - 2.9% - (continued)
7,996	Aselsan Elektronik Sanayi Ve Ticaret AS	$67,636
158,000	AvivaSA Emeklilik ve Hayat AS	656,859
6,058	BIM Birlesik Magazalar AS	111,911
1,916	Coca-Cola Icecek AS	17,138
676,462	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS*	593,941
47,768	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT*	29,998
35,358	Eregli Demir ve Celik Fabrikalari TAS	77,678
1,793	Ford Otomotiv Sanayi AS	25,182
27,526	Haci Ömer Sabanci Holding AS	71,474
346,916	KOC Holding AS	1,460,134
24,266	Petkim Petrokimya Holding AS	40,392
4,165	TAV Havalimanlari Holding AS	20,755
202,122	Tofas Turk Otomobil Fabrikasi AS	1,609,995
42,623	Tüpras Türkiye Petrol Rafinerileri AS	1,318,676
14,117	Turk Hava Yollari AO*	44,188
717,815	Türk Telekomunikasyon AS*	1,042,634
466,065	Turkcell Iletisim Hizmetleri AS	1,809,611
64,600	Türkiye Garanti Bankasi AS	158,332
19,428	Türkiye Halk Bankasi AS	44,043
762,159	Türkiye Is Bankasi, Class C Shares	1,200,447
4,814,097	Turkiye Sinai Kalkinma Bankasi AS	1,658,882
19,993	Türkiye Sise ve Cam Fabrikalari AS	21,384
19,105	Türkiye Vakiflar Bankasi TAO, Class D Shares	28,240
186,889	Ulker Biskuvi Sanayi AS	867,328
22,103	Yapi ve Kredi Bankasi AS*	23,420

	Total Turkey	14,639,814

United Arab Emirates - 0.4%
58,506	Abu Dhabi Commercial Bank PJSC	112,382
99,441	Aldar Properties PJSC	59,548
64,729	DAMAC Properties Dubai Co. PJSC	60,797
5,041	DP World Ltd.	120,987
39,533	Dubai Islamic Bank PJSC	64,975
67,240	Emaar Malls PJSC	39,352
97,857	Emaar Properties PJSC	201,571
47,769	Emirates Telecommunications Group Co. PJSC	213,689
45,807	First Abu Dhabi Bank PJSC	126,202
29,000	NMC Health PLC	1,118,842

	Total United Arab Emirates	2,118,345

United States - 0.5%
25,000	Nexteer Automotive Group Ltd.	54,045
536,400	Samsonite International SA	2,233,849

	Total United States	2,287,894

Uruguay - 0.2%
137,860	Biotoscana Investments SA, BDR*	956,513

	TOTAL COMMON STOCKS (Cost - $340,865,702)	469,323,780

PREFERRED STOCKS - 3.5%
Brazil - 0.9%
87,879	Banco Bradesco SA, Class Preferred Shares	876,990
5,145	Braskem SA, Class Preferred A Shares*	71,395
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	37,214
4,605	Cia Brasileira de Distribuicao, Class Preferred Shares*	98,527
20,670	Cia Energetica de Minas Gerais, Class Preferred Shares	41,698
23,200	Gerdau SA, Class Preferred Shares	78,570
166,570	Itaú Unibanco Holding SA, Class Preferred Shares	2,101,153
109,286	Itausa - Investimentos Itau SA, Class Preferred Shares	346,728
21,975	Lojas Americanas SA, Class Preferred Shares	99,608
114,797	Petroleo Brasileiro SA, Class Preferred Shares*	539,651
12,275	Telefonica Brasil SA, Class Preferred Shares	178,139

	Total Brazil	4,469,673

Chile - 0.1%
6,556	Embotelladora Andina SA, Class Preferred B Shares	29,582

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
PREFERRED STOCKS - 3.5% - (continued)
Chile - 0.1% - (continued)
2,760		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	$149,650

		Total Chile	179,232

Colombia - 0.3%
152,000		Banco Davivienda SA, Class Preferred Shares	1,461,296
12,985		Bancolombia SA, Class Preferred Shares	125,696
88,943		Grupo Aval Acciones y Valores SA, Class Preferred Shares	36,415
3,430		Grupo de Inversiones Suramericana SA, Class Preferred Shares	43,004

		Total Colombia	1,666,411

Russia - 0.0%
251,062		Surgutneftegas OJSC, Class Preferred Shares	121,920
17		Transneft PJSC, Class Preferred Shares	51,760

		Total Russia	173,680

South Korea - 2.2%
226		Amorepacific Corp., Class Preferred Shares	34,648
961		Hyundai Motor Co., Class Preferred Shares	96,006
576		Hyundai Motor Co., Class Preferred Shares	51,577
194		LG Chem Ltd., Class Preferred Shares	44,749
52		LG Household & Health Care Ltd., Class Preferred Shares	33,641
5,581		Samsung Electronics Co., Ltd., Class Preferred Shares	10,856,941

		Total South Korea	11,117,562

		TOTAL PREFERRED STOCKS (Cost - $12,494,261)	17,606,558

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $353,359,963)	486,930,338

Face Amount†
SHORT-TERM INVESTMENTS (f) - 3.5%
MONEY MARKET FUND - 0.6%
$ 3,204,545		Invesco STIT - Government & Agency Portfolio, Institutional Class(g) (Cost - $3,204,545)	3,204,545

TIME DEPOSITS - 2.9%
		BBH - Grand Cayman:
2	GBP	0.155% due 12/1/17	2
1	SGD	0.350% due 12/1/17	1
570,189	ZAR	5.302% due 12/1/17	41,567
8,402,488		BNP Paribas - Paris, 0.600% due 12/1/17	8,402,488
30,710	EUR	Citibank - London, (0.568)% due 12/1/17	36,552
638,559		Citibank - New York, 0.600% due 12/1/17	638,559
2,020,256	HKD	Deutsche Bank AG - Grand Cayman, 0.070% due 12/1/17	258,672
905,217		JPMorgan Chase & Co. - New York, 0.600% due 12/1/17	905,217
4,258,268		Standard Chartered Bank - London, 0.600% due 12/1/17	4,258,268

		TOTAL TIME DEPOSITS (Cost - $14,541,326)	14,541,326

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $17,745,871)	17,745,871

		TOTAL INVESTMENTS - 100.1% (Cost - $371,105,834)	504,676,209

		Liabilities in Excess of Other Assets - (0.1)%	(355,897)

		TOTAL NET ASSETS - 100.0%	$504,320,312

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $4,131,748 and represents 0.82% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2017, amounts to approximately $3,403,523 and represents 0.67% of net assets.
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.9%.
(g)	Represents investment of collateral received from securities lending transactions.

At November 30, 2017, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$371,105,834	$153,676,371	$(20,071,422)	$133,604,949

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
BDR	—	Brazilian Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials:
Banks	17.9%
Insurance	4.3
Consumer Finance	1.7
Other Financials	1.2
Information Technology:
Internet Software & Services	10.6
Technology Hardware, Storage & Peripherals	5.9
Semiconductors & Semiconductor Equipment	4.8
Other Information Technology	3.4
Consumer Discretionary	13.0
Telecommunication Services	6.8
Consumer Staples	6.4
Industrials	6.2
Energy	4.7
Materials	3.2
Health Care	2.9
Utilities	1.8
Real Estate	1.7
Short-Term Investments	3.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2017, Emerging Markets Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index December Futures	26	12/17	$1,421,426	$1,456,000	$34,574

At November 30, 2017, Emerging Markets Equity Fund had deposited cash of $55,994 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See pages 202-203 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 28.0%
U.S. GOVERNMENT OBLIGATIONS - 27.3%
	U.S. Treasury Bonds:
$ 510,000	4.500% due 2/15/36	$652,830
795,000	5.000% due 5/15/37	1,082,955
615,000	4.625% due 2/15/40	808,869
690,000	3.750% due 8/15/41	807,246
2,920,000	3.125% due 11/15/41	3,094,630
1,360,000	2.750% due 8/15/42	1,347,409
100,000	3.125% due 2/15/43	105,779
25,460,000	3.750% due 11/15/43	29,890,637
415,000	3.125% due 8/15/44	439,065
290,000	2.500% due 2/15/45	271,745
320,000	3.000% due 5/15/45	330,656
625,000	2.875% due 8/15/45	630,505
660,000	2.500% due 2/15/46	617,036
2,724,000	2.875% due 11/15/46	2,745,707
6,078,000	3.000% due 2/15/47	6,279,334
175,000	3.000% due 5/15/47	180,814
2,050,000	2.750% due 8/15/47	2,015,566
14,150,000	2.750% due 11/15/47	13,920,892
	U.S. Treasury Inflation Indexed Bonds:
299,188	2.125% due 2/15/40	379,192
677,232	0.750% due 2/15/42	661,892
243,579	1.375% due 2/15/44	271,915
2,341,479	0.875% due 2/15/47	2,340,734
	U.S. Treasury Inflation Indexed Notes:
1,522,350	0.125% due 4/15/22	1,508,785
1,930,274	0.375% due 7/15/23	1,937,280
497,171	0.625% due 1/15/24	503,872
1,750,473	0.125% due 7/15/26	1,693,311
3,864,470	0.375% due 7/15/27	3,801,906
	U.S. Treasury Notes:
10,695,000	1.500% due 10/31/19	10,636,721
1,455,000	1.500% due 8/15/20	1,440,763
870,000	2.000% due 9/30/20	872,668
10,365,000	1.625% due 10/15/20	10,286,048
12,395,700	1.750% due 11/15/20	12,342,195
3,030,000	1.375% due 5/31/21	2,966,263
2,430,000	2.000% due 12/31/21	2,423,071
1,010,000	1.625% due 8/31/22	987,018
10,085,000	1.875% due 9/30/22	9,963,468
18,395,000	2.000% due 10/31/22	18,279,313
15,180,000	2.000% due 11/30/22	15,077,416
2,715,000	2.000% due 5/31/24	2,668,018
3,725,000	2.000% due 6/30/24	3,658,212
3,194,000	2.125% due 7/31/24	3,159,877
7,571,000	2.125% due 9/30/24	7,484,052
3,060,000	2.250% due 10/31/24	3,048,405
2,520,000	2.125% due 11/30/24	2,489,287
1,435,000	2.375% due 5/15/27	1,429,086
6,840,000	2.250% due 8/15/27	6,733,526
3,495,000	2.250% due 11/15/27	3,444,008

	TOTAL U.S. GOVERNMENT OBLIGATIONS	197,709,977

U.S. GOVERNMENT AGENCIES - 0.7%
345,000	Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	378,861
2,365,000	Federal Home Loan Mortgage Corp. (FHLMC), 1.875% due 11/17/20	2,357,049
	Federal National Mortgage Association (FNMA):
650,000	zero coupon, due 10/9/19	626,005
405,000	7.125% due 1/15/30	584,146
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon, due 1/15/30(a)	400,594

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES - 0.7% - (continued)
$ 595,000		zero coupon, due 5/15/30(a)	$409,858
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(a)	227,684
325,000		zero coupon, due 1/15/21(a)	304,900

		TOTAL U.S. GOVERNMENT AGENCIES	5,289,097

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $199,922,463)	202,999,074

CORPORATE BONDS & NOTES - 27.8%
Aerospace & Defense - 0.5%
35,000	BBB	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(b)	36,341
78,000	BBB-	Harris Corp., Senior Unsecured Notes, 5.054% due 4/27/45	89,641
50,000	A	Honeywell International Inc., Senior Unsecured Notes, 2.500% due 11/1/26	47,941
160,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 3.483% due 12/1/27(b)	159,879
325,000	BBB-	L3 Technologies Inc., Company Guaranteed Notes, 5.200% due 10/15/19	342,130
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	30,531
280,000	BBB+	3.550% due 1/15/26	290,280
40,000	BBB+	4.500% due 5/15/36	43,699
100,000	BBB+	4.700% due 5/15/46	113,826
46,000	BBB+	4.090% due 9/15/52	47,374
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	79,375
50,000	BBB+	3.250% due 8/1/23	51,146
755,000	BBB	3.250% due 1/15/28	756,818
50,000	BBB+	3.850% due 4/15/45	49,661
90,000	BBB	4.030% due 10/15/47	92,095
215,000	BBB	Rockwell Collins Inc., Senior Unsecured Notes, 2.800% due 3/15/22	216,031
		United Technologies Corp.:
750,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	749,401
80,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	87,571

		Total Aerospace & Defense	3,283,740

Air Freight & Logistics - 0.1%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	130,999
49,000	BBB	4.100% due 2/1/45	48,814
10,000	BBB	4.550% due 4/1/46	10,699
40,000	BBB	4.400% due 1/15/47	41,648
		United Parcel Service Inc., Senior Unsecured Notes:
60,000	A+	2.500% due 4/1/23	59,651
100,000	A+	3.050% due 11/15/27	99,799

		Total Air Freight & Logistics	391,610

Airlines - 0.3%
291,792	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	311,123
305,789	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(b)	322,608
261,755	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 5.600% due 7/15/20(b)	273,075
142,912	A	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	150,951
505,541	A	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	547,450
282,453	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	321,643
150,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	149,758
274,450	A	US Airways Pass-Through Trust, Series 2001-1G, Pass-Thru Certificates, 7.076% due 3/20/21	294,348

		Total Airlines	2,370,956

Auto Components - 0.0%
76,000	BBB	Delphi Automotive PLC, Company Guaranteed Notes, 4.400% due 10/1/46	77,503
21,000	BBB	Delphi Corp., Company Guaranteed Notes, 4.150% due 3/15/24	22,232

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Auto Components - 0.0% - (continued)
$ 53,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 4.875% due 3/15/27	$54,325

		Total Auto Components	154,060

Automobiles - 0.2%
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	4.750% due 1/15/43	59,658
110,000	BBB	5.291% due 12/8/46	117,520
		General Motors Co., Senior Unsecured Notes:
260,000	BBB	6.250% due 10/2/43	303,369
455,000	BBB	5.200% due 4/1/45	467,740
250,000	BBB	5.400% due 4/1/48	267,564

		Total Automobiles	1,215,851

Banks - 6.4%
		Bank of America Corp.:
		Senior Unsecured Notes:
139,000	A-	2.000% due 1/11/18	139,041
340,000	A-	6.875% due 4/25/18	346,660
1,180,000	A-	5.650% due 5/1/18	1,198,211
108,000	A-	1.950% due 5/12/18	108,095
900,000	A-	7.625% due 6/1/19	969,027
173,000	A-	2.250% due 4/21/20	172,574
400,000	A-	5.000% due 5/13/21	432,405
250,000	A-	2.503% due 10/21/22	246,864
590,000	A-	3.300% due 1/11/23	602,728
50,000	A-	2.881% (3-Month USD-LIBOR + 1.021%) due 4/24/23(c)	50,109
490,000	A-	4.125% due 1/22/24	520,751
690,000	A-	4.000% due 4/1/24	729,057
344,000	A-	3.875% due 8/1/25	360,994
465,000	A-	3.093% (3-Month USD-LIBOR + 1.090%) due 10/1/25(c)	462,604
210,000	A-	3.500% due 4/19/26	213,814
330,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	340,567
300,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	307,679
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	50,745
240,000	A-	5.000% due 1/21/44	282,615
		Subordinated Notes:
675,000	BBB+	4.200% due 8/26/24	709,557
610,000	BBB+	4.000% due 1/22/25	630,003
40,000	BBB+	4.450% due 3/3/26	42,539
195,000	A+	Bank of Montreal, Senior Unsecured Notes, 1.500% due 7/18/19	193,355
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	106,039
		Barclays PLC:
260,000	BBB	Senior Unsecured Notes, 4.375% due 1/12/26	270,646
200,000	BB+	Subordinated Notes, 5.200% due 5/12/26	213,989
200,000	BBB+	BNP Paribas SA, Subordinated Notes, 4.625% due 3/13/27(b)	212,644
250,000	BBB+	BPCE SA, Senior Unsecured Notes, 3.500% due 10/23/27(b)	246,581
		Capital One Financial Corp.:
60,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	61,141
40,000	BBB-	Subordinated Notes, 3.750% due 7/28/26	39,711
		Capital One NA/Mclean VA, Senior Unsecured Notes:
280,000	BBB+	2.350% due 1/31/20	279,194
280,000	BBB+	2.250% due 9/13/21	274,683
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	571,738
		Senior Unsecured Notes:
750,000	BBB+	1.800% due 2/5/18	749,897
1,140,000	BBB+	6.125% due 5/15/18	1,161,642
1,000,000	BBB+	2.500% due 9/26/18	1,004,058
104,000	BBB+	8.125% due 7/15/39	162,810
196,000	BBB+	4.650% due 7/30/45	219,545
		Subordinated Notes:
280,000	BBB	4.400% due 6/10/25	294,404
250,000	BBB	5.500% due 9/13/25	281,753
890,000	BBB	4.300% due 11/20/26	928,327

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 6.4% - (continued)
$ 390,000	BBB	4.450% due 9/29/27	$410,368
30,000	BBB	6.625% due 6/15/32	38,276
100,000	BBB	6.675% due 9/13/43	136,603
286,000	BBB	5.300% due 5/6/44	328,410
30,000	BBB	4.750% due 5/18/46	32,436
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,840
210,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(b)	211,123
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	333,907
340,000	BBB+	4.375% due 8/4/25	359,446
320,000	BBB-	Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(b)(c)(d)	361,200
		Credit Agricole SA, Senior Unsecured Notes:
250,000	BBB+	3.375% due 1/10/22(b)	254,048
250,000	BBB+	3.250% due 10/4/24(b)	248,864
750,000	A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	749,891
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	3.125% due 12/10/20	253,473
320,000	BBB+	4.550% due 4/17/26	342,801
		Deutsche Bank AG:
49,000	BBB-	Senior Unsecured Notes, 1.875% due 2/13/18	49,006
200,000	BB+	Subordinated Notes, 4.875% due 12/1/32(c)	199,889
		Discover Bank, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	904,315
250,000	BBB	3.100% due 6/4/20	253,445
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	1,542,547
		HSBC Holdings PLC:
210,000	Baa3(e)	Junior Subordinated Notes, 6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(c)(d)	225,855
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	204,885
200,000	A	2.650% due 1/5/22	199,251
		Subordinated Notes:
390,000	BBB+	4.250% due 8/18/25	405,579
365,000	BBB+	4.375% due 11/23/26	380,988
390,000	BBB+	6.500% due 9/15/37	510,990
		HSBC USA Inc.:
385,000	A	Senior Unsecured Notes, 2.350% due 3/5/20	385,366
100,000	A-	Subordinated Notes, 5.000% due 9/27/20	106,245
200,000	BBB+	ING Bank NV, Subordinated Notes (Restricted, cost — $204,620, acquired 5/18/2017), 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(c)(f)	203,010
400,000	A-	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	404,695
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
400,000	BBB	3.125% due 7/14/22(b)	398,329
230,000	BBB	3.875% due 7/14/27(b)	230,593
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(b)	829,276
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
750,000	A-	6.000% due 1/15/18	753,538
69,000	A-	1.800% due 1/25/18	69,011
630,000	A-	1.700% due 3/1/18	630,041
195,000	A-	2.200% due 10/22/19	195,093
200,000	A-	2.250% due 1/23/20	199,897
555,000	A-	2.750% due 6/23/20	560,381
90,000	A-	4.400% due 7/22/20	94,534
200,000	A-	2.550% due 3/1/21	200,426
200,000	A-	2.972% due 1/15/23	201,257
119,000	A-	2.776% (3-Month USD-LIBOR + 0.935%) due 4/25/23(c)	118,934
55,000	A-	2.595% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	56,434
400,000	A-	3.300% due 4/1/26	401,376
580,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	597,290
100,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	100,978

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 6.4% - (continued)
		Subordinated Notes:
$ 270,000	BBB+	3.875% due 9/10/24	$281,506
50,000	BBB+	4.250% due 10/1/27	52,792
290,000	BBB+	4.950% due 6/1/45	328,125
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
235,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	233,490
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(c)	199,043
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	257,768
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	341,038
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	248,832
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(b)	320,560
		Royal Bank of Canada:
470,000	Aaa(e)	Covered Notes, 2.200% due 9/23/19	470,671
100,000	AA-	Senior Unsecured Notes, 2.125% due 3/2/20	99,931
		Royal Bank of Scotland Group PLC, Subordinated Notes:
30,000	BB	6.125% due 12/15/22	33,069
320,000	BB	6.100% due 6/10/23	353,567
80,000	BB	6.000% due 12/19/23	88,604
110,000	BB	5.125% due 5/28/24	116,997
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	220,761
30,000	BBB+	4.500% due 7/17/25	31,300
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	181,202
165,000	BBB	2.875% due 8/5/21	165,199
170,000	BBB-	Santander UK PLC, Subordinated Notes, 7.950% due 10/26/29	221,737
600,000	BBB-	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(b)	712,473
250,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 1.664% (3-Month USD-LIBOR + 0.310%) due 10/18/19(c)	250,108
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
140,000	A-	2.058% due 7/14/21	137,255
90,000	A-	2.778% due 10/18/22	89,784
205,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.950% due 9/19/19(b)	203,427
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	49,812
		UBS AG, Senior Unsecured Notes:
230,000	A+	2.200% due 6/8/20(b)	229,072
200,000	A+	2.450% due 12/1/20(b)	200,090
85,000	A+	US Bancorp, Senior Unsecured Notes, 3.150% due 4/27/27	84,841
470,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	473,819
1,580,000	A	Wachovia Corp., Company Guaranteed Notes, 5.750% due 2/1/18	1,590,317
		Wells Fargo & Co.:
60,000	BBB	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	66,675
		Senior Unsecured Notes:
249,000	A	2.600% due 7/22/20	250,704
415,000	A	2.625% due 7/22/22	412,148
41,000	A	3.550% due 9/29/25	42,050
654,000	A	3.000% due 10/23/26	639,736
980,000	A	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	994,906
		Subordinated Notes:
330,000	A-	3.450% due 2/13/23	336,796
169,000	A-	4.480% due 1/16/24	181,559
750,000	A-	4.300% due 7/22/27	790,931
30,000	A-	5.375% due 11/2/43	35,275
110,000	A-	5.606% due 1/15/44	134,115
280,000	A-	4.650% due 11/4/44	301,227
450,000	A-	4.900% due 11/17/45	500,113
40,000	A-	4.400% due 6/14/46	41,578
160,000	A-	4.750% due 12/7/46	175,522
590,000	AA-	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	589,691
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	114,797

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 6.4% - (continued)
$ 380,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	$399,174

		Total Banks	46,152,123

Beverages - 0.6%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
200,000	A-	2.650% due 2/1/21	201,731
90,000	A-	3.300% due 2/1/23	92,383
920,000	A-	3.650% due 2/1/26	945,208
145,000	A-	4.700% due 2/1/36	161,164
624,000	A-	4.900% due 2/1/46	707,254
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	308,390
200,000	A-	2.500% due 7/15/22	198,535
60,000	A-	3.750% due 7/15/42	57,845
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	572,533
		Constellation Brands Inc., Company Guaranteed Notes:
275,000	BBB-	6.000% due 5/1/22	310,035
60,000	BBB-	3.500% due 5/9/27	60,400
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	184,396
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	162,569
		Molson Coors Brewing Co., Company Guaranteed Notes:
135,000	BBB-	1.900% due 3/15/19(b)	134,559
80,000	BBB-	2.250% due 3/15/20(b)	79,753
50,000	BBB-	3.500% due 5/1/22	51,523
		PepsiCo Inc., Senior Unsecured Notes:
60,000	A+	2.375% due 10/6/26	57,176
90,000	A+	3.000% due 10/15/27	89,385
60,000	A+	3.450% due 10/6/46	57,496
190,000	BBB	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(b)	202,823

		Total Beverages	4,635,158

Biotechnology - 0.3%
		Amgen Inc., Senior Unsecured Notes:
60,000	A	2.200% due 5/11/20	59,782
70,000	A	3.625% due 5/22/24	72,768
300,000	A	4.400% due 5/1/45	318,107
54,000	A	4.563% due 6/15/48	58,491
118,000	A	4.663% due 6/15/51	127,511
		Celgene Corp., Senior Unsecured Notes:
60,000	BBB+	3.550% due 8/15/22	61,746
260,000	BBB+	3.875% due 8/15/25	268,166
410,000	BBB+	5.000% due 8/15/45	452,989
		Gilead Sciences Inc., Senior Unsecured Notes:
15,000	A	2.500% due 9/1/23	14,796
410,000	A	3.700% due 4/1/24	429,684
60,000	A	3.650% due 3/1/26	62,204
50,000	A	2.950% due 3/1/27	48,912
85,000	A	4.800% due 4/1/44	95,617
355,000	A	4.750% due 3/1/46	398,829
15,000	A	4.150% due 3/1/47	15,505

		Total Biotechnology	2,485,107

Building Products - 0.0%
30,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, step bond to yield, 4.625% due 7/2/44	32,380

Capital Markets - 1.3%
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(c)	499,393
195,000	A	3.400% due 5/15/24	201,853
312,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	318,146
120,000	A-	Subordinated Notes, 3.300% due 8/23/29	119,102
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	18,547

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Capital Markets - 1.3% - (continued)
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
$ 1,300,000	BBB+	5.950% due 1/18/18	$1,306,658
1,675,000	BBB+	6.150% due 4/1/18	1,698,834
389,000	BBB+	2.900% due 7/19/18	391,459
34,000	BBB+	2.625% due 1/31/19	34,221
885,000	BBB+	7.500% due 2/15/19	939,604
257,000	BBB+	2.550% due 10/23/19	257,859
140,000	BBB+	2.300% due 12/13/19	139,865
810,000	BBB+	6.000% due 6/15/20	879,048
40,000	BBB+	5.250% due 7/27/21	43,538
500,000	BBB+	2.160% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	499,373
350,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	347,643
150,000	BBB+	3.500% due 11/16/26	150,004
210,000	BBB+	6.250% due 2/1/41	279,742
210,000	BBB+	4.750% due 10/21/45	236,014
		Subordinated Notes:
220,000	BBB-	4.250% due 10/21/25	230,176
460,000	BBB-	6.750% due 10/1/37	607,848
290,000	BBB-	5.150% due 5/22/45	329,634
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(g)(h)(t)	—

		Total Capital Markets	9,528,561

Chemicals - 0.2%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(b)	194,251
150,000	BB-	Axalta Coating Systems LLC, Company Guaranteed Notes, 4.875% due 8/15/24(b)	157,500
16,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 4.375% due 11/15/42	16,502
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	63,552
45,000	A-	EI du Pont de Nemours & Co., Senior Unsecured Notes, 2.200% due 5/1/20	44,917
51,000	BBB+	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	55,775
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	222,311
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	60,865
30,000	BBB	4.400% due 7/15/44	31,347
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(b)	199,320
60,000	BBB+	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	62,986
150,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.500% due 6/1/47	158,642
90,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.125% due 3/28/22	87,455
115,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24(b)	122,187
100,000	BBB	Westlake Chemical Corp., Company Guaranteed Notes, 4.875% due 5/15/23	104,750

		Total Chemicals	1,582,360

Commercial Services & Supplies - 0.3%
		Cintas Corp. No 2, Company Guaranteed Notes:
100,000	BBB+	2.900% due 4/1/22	101,179
110,000	BBB+	3.700% due 4/1/27	114,928
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	73,080
110,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	117,370
		IHS Markit Ltd.:
84,000	BB+	Company Guaranteed Notes, 5.000% due 11/1/22(b)	89,880
28,000	BB+	Senior Unsecured Notes, 4.000% due 3/1/26(b)	28,350
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	480,637
		Pitney Bowes Inc., Senior Unsecured Notes:
125,000	BBB-	3.625% due 9/15/20	124,375
160,000	BBB-	4.700% due 4/1/23	149,000
		Republic Services Inc., Senior Unsecured Notes:
500,000	BBB+	3.800% due 5/15/18	504,303
150,000	BBB+	3.200% due 3/15/25	150,807
20,000	BBB+	2.900% due 7/1/26	19,520
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	222,337
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	42,635
100,000	A-	3.500% due 5/15/24	103,312

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies - 0.3% - (continued)
$ 70,000	A-	7.375% due 5/15/29	$92,258

		Total Commercial Services & Supplies	2,413,971

Communications Equipment - 0.0%
		Cisco Systems Inc., Senior Unsecured Notes:
140,000	AA-	2.200% due 9/20/23	136,788
5,000	AA-	2.500% due 9/20/26	4,826

		Total Communications Equipment	141,614

Consumer Finance - 0.4%
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	50,415
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB	1.724% due 12/6/17	500,000
420,000	BBB	5.000% due 5/15/18	425,842
300,000	BBB	2.875% due 10/1/18	302,071
320,000	BBB	8.125% due 1/15/20	356,547
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB	3.250% due 5/15/18	176,102
170,000	BBB	2.450% due 11/6/20	168,938
		Hyundai Capital America, Senior Unsecured Notes:
75,000	A-	2.400% due 10/30/18(b)	74,961
65,000	A-	2.500% due 3/18/19(b)	64,859
90,000	A-	1.750% due 9/27/19(b)	88,375
20,000	A-	2.550% due 4/3/20(b)	19,859
218,000	A-	3.000% due 10/30/20(b)	218,234
200,000	A-	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.000% due 8/29/22(b)	197,412
80,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	87,400

		Total Consumer Finance	2,731,015

Containers & Packaging - 0.1%
115,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.125% due 8/15/24	120,463
85,000	BBB	International Paper Co., Senior Unsecured Notes, 4.350% due 8/15/48	86,800
50,000	BBB	WestRock Co., Company Guaranteed Notes, 3.000% due 9/15/24(b)	49,522
		WestRock RKT Co., Company Guaranteed Notes:
100,000	BBB	3.500% due 3/1/20	101,881
39,000	BBB	4.900% due 3/1/22	42,257
20,000	BBB	4.000% due 3/1/23	20,814

		Total Containers & Packaging	421,737

Diversified Financial Services - 1.8%
		American Express Co., Senior Unsecured Notes:
500,000	BBB+	1.550% due 5/22/18	499,676
72,000	BBB+	2.650% due 12/2/22	71,700
2,280,000	A-	Bear Stearns Cos. LLC (The), Company Guaranteed Notes, 7.250% due 2/1/18	2,299,664
975,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(b)	1,018,229
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	132,167
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(b)(c)	1,037,250
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
607,000	AA-	2.342% due 11/15/20	604,998
804,000	AA-	4.418% due 11/15/35	859,198
99,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	110,573
1,090,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(b)	1,129,640
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	90,238
70,000	A	1.700% due 1/15/20	69,401
230,000	A	2.650% due 1/6/22	232,243
80,000	A	2.650% due 6/24/24	79,632
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(b)	33,811
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	30,155
65,000	A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	64,919
289,560	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(b)	355,485
950,000	AA-	Protective Life Global Funding, Senior Secured Notes, 1.867% (3-Month USD-LIBOR + 0.550%) due 6/8/18(b)(c)	952,284
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(b)	105,625

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services - 1.8% - (continued)
		State Street Corp.:
$ 430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	$433,739
		Senior Unsecured Notes:
30,000	A	2.550% due 8/18/20	30,311
25,000	A	1.950% due 5/19/21	24,523
60,000	A	2.650% due 5/19/26	58,450
235,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	235,489
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
970,000	A-	3.491% due 5/23/23(b)	987,612
200,000	A-	4.125% due 9/24/25(b)	209,890
310,000	A-	4.253% due 3/23/28(b)	326,320
		Visa Inc., Senior Unsecured Notes:
220,000	A+	3.150% due 12/14/25	224,515
107,000	A+	4.150% due 12/14/35	117,303
278,000	A+	4.300% due 12/14/45	309,106

		Total Diversified Financial Services	12,734,146

Diversified Telecommunication Services - 1.2%
		AT&T Inc., Senior Unsecured Notes:
260,000	BBB+	5.500% due 2/1/18	261,516
10,000	BBB+	5.800% due 2/15/19	10,411
98,000	BBB+	4.600% due 2/15/21	103,375
540,000	BBB+	3.200% due 3/1/22	546,674
120,000	BBB+	3.800% due 3/15/22	124,249
365,000	BBB+	3.000% due 6/30/22	365,443
176,000	BBB+	3.600% due 2/17/23	180,218
290,000	BBB+	3.400% due 5/15/25	285,387
40,000	BBB+	4.250% due 3/1/27	40,984
300,000	BBB+	3.900% due 8/14/27	298,772
245,000	BBB+	4.500% due 5/15/35	239,614
70,000	BBB+	4.900% due 8/14/37	69,994
110,000	BBB+	4.350% due 6/15/45	99,845
650,000	BBB+	4.750% due 5/15/46	619,345
435,000	BBB+	5.450% due 3/1/47	461,142
388,000	BBB+	4.500% due 3/9/48	356,766
300,000	BBB+	5.150% due 2/14/50	300,300
190,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.950% due 9/19/21(b)	184,825
75,000	CCC+	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 9.750% due 7/15/25(b)	72,844
		Motorola Solutions Inc., Senior Unsecured Notes:
50,000	BBB-	3.500% due 9/1/21	51,121
26,000	BBB-	4.000% due 9/1/24	26,520
		Verizon Communications Inc., Senior Unsecured Notes:
240,000	BBB+	1.996% (3-Month USD-LIBOR + 0.550%) due 5/22/20(c)	241,190
350,000	BBB+	3.000% due 11/1/21	354,768
350,000	BBB+	5.150% due 9/15/23	387,647
90,000	BBB+	3.500% due 11/1/24	91,288
210,000	BBB+	2.625% due 8/15/26	196,875
430,000	BBB+	4.125% due 3/16/27	448,999
220,000	BBB+	4.500% due 8/10/33	227,949
196,000	BBB+	4.400% due 11/1/34	197,638
200,000	BBB+	4.272% due 1/15/36	197,358
150,000	BBB+	5.250% due 3/16/37	163,700
615,000	BBB+	4.862% due 8/21/46	630,683
210,000	BBB+	5.500% due 3/16/47	235,569
120,000	BBB+	4.522% due 9/15/48	117,252
50,000	BBB+	5.012% due 4/15/49	52,045
35,000	BBB+	5.012% due 8/21/54	35,518
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(b)	207,000

		Total Diversified Telecommunication Services	8,484,824

Electric Utilities - 2.0%
50,000	A-	AEP Texas Inc., Senior Unsecured Notes, 2.400% due 10/1/22(b)	49,153

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric Utilities - 2.0% - (continued)
		Alabama Power Co., Senior Unsecured Notes:
$ 17,000	A-	5.200% due 6/1/41	$20,079
40,000	A-	3.850% due 12/1/42	40,739
150,000	A-	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.750% due 8/15/47	151,084
115,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.500% due 9/15/37	157,713
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	29,451
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	35,041
100,000	A	DTE Electric Co., General Refinance Mortgage, 3.700% due 3/15/45	100,515
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
500,000	A	4.250% due 12/15/41	540,353
60,000	A	3.700% due 12/1/47	60,507
145,000	A	1st Ref Notes, 2.950% due 12/1/26	144,175
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	424,177
570,000	BBB+	3.050% due 8/15/22	578,723
195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	237,964
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(b)	824,101
15,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	14,958
240,000	BBB	Enel Finance International NV, Company Guaranteed Notes, 2.875% due 5/25/22(b)	239,773
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	33,975
		Entergy Texas Inc., 1st Mortgage Notes:
920,000	A	7.125% due 2/1/19	970,909
60,000	A	3.450% due 12/1/27	59,801
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB-	2.850% due 6/15/20	176,740
5,000	BBB-	2.450% due 4/15/21	4,986
10,000	BBB-	3.400% due 4/15/26	10,048
200,000	BBB-	4.950% due 6/15/35	226,684
143,000	BBB-	5.625% due 6/15/35	172,954
		FirstEnergy Corp., Senior Unsecured Notes:
270,000	BB+	3.900% due 7/15/27	276,041
1,130,000	BB+	7.375% due 11/15/31	1,509,938
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	50,869
10,000	A	5.690% due 3/1/40	13,128
52,000	A	4.050% due 6/1/42	55,615
20,000	A	3.800% due 12/15/42	20,627
50,000	A	3.700% due 12/1/47	51,265
		Georgia Power Co., Senior Unsecured Notes:
70,000	A-	2.000% due 3/30/20	69,801
80,000	A-	3.250% due 3/30/27	80,089
148,817	BBB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(h)	158,267
600,000	A-	Interstate Power & Light Co., Senior Unsecured Notes, 5.875% due 9/15/18	617,748
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(b)	758,684
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	901,498
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	438,418
487,147	B-	Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Thru Certificates, 10.060% due 12/30/28	474,968
50,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	51,100
		Northern States Power Co., 1st Mortgage Notes:
70,000	A	3.600% due 5/15/46	70,010
80,000	A	3.600% due 9/15/47	80,473
20,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 3.800% due 9/30/47(b)	20,496
610,000	A-	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	758,552
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	513,591
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	515,285
700,000	A-	Southwestern Electric Power Co., Senior Unsecured Notes, 5.875% due 3/1/18	707,317
		Virginia Electric & Power Co., Senior Unsecured Notes:
20,000	BBB+	2.750% due 3/15/23	19,986
125,000	BBB+	6.000% due 5/15/37	162,154
25,000	BBB+	6.350% due 11/30/37	34,202
50,000	BBB+	4.000% due 1/15/43	52,555

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric Utilities - 2.0% - (continued)
$ 595,000	BBB+	4.000% due 11/15/46	$623,360

		Total Electric Utilities	14,390,640

Electrical Equipment - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	21,555

Electronic Equipment, Instruments & Components - 0.1%
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,418
150,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	148,324
303,000	BBB-	Jabil Inc., Senior Unsecured Notes, 8.250% due 3/15/18	308,393
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	20,589

		Total Electronic Equipment, Instruments & Components	487,724

Energy Equipment & Services - 0.1%
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	426,625
30,000	BBB	Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes, 4.875% due 3/15/24	31,311

		Total Energy Equipment & Services	457,936

Food & Staples Retailing - 0.2%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(b)	248,566
		CVS Health Corp., Senior Unsecured Notes:
550,000	BBB+	1.900% due 7/20/18	549,636
5,000	BBB+	2.800% due 7/20/20	5,032
340,000	BBB+	2.750% due 12/1/22	335,090
116,000	BBB+	3.875% due 7/20/25	118,793
145,000	BBB+	5.125% due 7/20/45	160,038
184,860	BBB+	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	205,120

		Total Food & Staples Retailing	1,622,275

Food Products - 0.4%
23,000	CCC+	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	25,099
1,130,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(b)	1,110,649
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
60,000	BBB-	5.375% due 2/10/20	63,766
130,000	BBB-	3.950% due 7/15/25	133,983
150,000	BBB-	3.000% due 6/1/26	143,569
60,000	BBB-	5.000% due 7/15/35	65,438
90,000	BBB-	5.200% due 7/15/45	97,712
605,000	BBB-	4.375% due 6/1/46	586,175
96,000	BBB-	Secured Notes, 4.875% due 2/15/25(b)	102,110
59,000	B+	Pilgrim’s Pride Corp., Senior Unsecured Notes, 5.875% due 9/30/27(b)	61,729
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A	2.400% due 10/21/18(b)	50,166
140,000	A	2.900% due 10/21/19(b)	141,567

		Total Food Products	2,581,963

Health Care Equipment & Supplies - 0.3%
		Abbott Laboratories, Senior Unsecured Notes:
80,000	BBB	2.900% due 11/30/21	80,559
150,000	BBB	3.750% due 11/30/26	152,934
70,000	BBB	4.750% due 11/30/36	76,808
150,000	BBB	4.900% due 11/30/46	167,644
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	422,710
		Becton Dickinson & Co., Senior Unsecured Notes:
430,000	BBB+	3.363% due 6/6/24	430,400
61,000	BBB+	3.734% due 12/15/24	62,176
60,000	BBB+	4.685% due 12/15/44	63,437
120,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	122,417
		Medtronic Inc., Company Guaranteed Notes:
620,000	A	3.500% due 3/15/25	641,256
80,000	A	5.550% due 3/15/40	99,115
		St Jude Medical LLC, Senior Unsecured Notes:
120,000	BBB	3.250% due 4/15/23	117,955
13,000	BBB	4.750% due 4/15/43	12,887
		Stryker Corp., Senior Unsecured Notes:
20,000	A	3.500% due 3/15/26	20,606

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Equipment & Supplies - 0.3% - (continued)
$ 30,000	A	4.625% due 3/15/46	$33,618

		Total Health Care Equipment & Supplies	2,504,522

Health Care Providers & Services - 1.0%
		Aetna Inc., Senior Unsecured Notes:
40,000	A	2.800% due 6/15/23	39,421
55,000	A	4.125% due 11/15/42	53,947
40,000	A	3.875% due 8/15/47	37,988
		Anthem Inc., Senior Unsecured Notes:
825,000	A	1.875% due 1/15/18	825,157
460,000	A	2.500% due 11/21/20	460,516
410,000	A	3.125% due 5/15/22	413,661
195,000	A	2.950% due 12/1/22	195,413
440,000	A	3.650% due 12/1/27	444,742
40,000	A	4.375% due 12/1/47	41,294
		Cardinal Health Inc., Senior Unsecured Notes:
70,000	BBB+	2.616% due 6/15/22	68,830
350,000	BBB+	3.079% due 6/15/24	344,723
30,000	BBB+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	28,049
175,000	BB+	Centene Corp., Senior Unsecured Notes, 4.750% due 1/15/25	179,952
		Cigna Corp., Senior Unsecured Notes:
70,000	A	3.250% due 4/15/25	70,037
50,000	A	3.050% due 10/15/27	48,369
102,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	102,286
380,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	399,081
20,000	BBB-	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(b)	21,704
		HCA Inc.:
100,000	B+	Company Guaranteed Notes, 7.500% due 2/15/22	113,000
		Senior Secured Notes:
610,000	BBB-	6.500% due 2/15/20	656,512
10,000	BBB-	5.875% due 3/15/22	10,862
40,000	BBB-	5.000% due 3/15/24	42,100
140,000	BBB-	5.250% due 6/15/26	149,013
30,000	BBB-	5.500% due 6/15/47	30,450
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	282,225
30,000	BBB+	3.950% due 3/15/27	30,856
70,000	BBB+	4.625% due 12/1/42	75,029
40,000	BBB+	4.950% due 10/1/44	44,499
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	500,845
89,000	BB	Molina Healthcare Inc., Company Guaranteed Notes, 5.375% due 11/15/22	93,450
		Tenet Healthcare Corp.:
		Senior Secured Notes:
70,000	BB-	4.500% due 4/1/21	70,787
81,000	BB-	4.375% due 10/1/21	81,405
10,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	9,938
		UnitedHealth Group Inc., Senior Unsecured Notes:
460,000	A+	3.375% due 11/15/21	474,821
160,000	A+	3.350% due 7/15/22	165,328
22,000	A+	4.250% due 3/15/43	23,432
190,000	A+	4.750% due 7/15/45	218,718
350,000	A+	3.750% due 10/15/47	348,790
98,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	104,002

		Total Health Care Providers & Services	7,301,232

Hotels, Restaurants & Leisure - 0.2%
163,000	B+	1011778 BC ULC/New Red Finance Inc., Senior Secured Notes, 4.250% due 5/15/24(b)	163,652
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	309,000
115,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	124,415
120,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	126,792
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	177,029
40,000	BBB+	3.500% due 3/1/27	40,982

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure - 0.2% - (continued)
$ 180,000	BBB+	4.600% due 5/26/45	$197,251
40,000	BBB+	4.450% due 3/1/47	42,865

		Total Hotels, Restaurants & Leisure	1,181,986

Household Durables - 0.1%
		Newell Brands Inc., Senior Unsecured Notes:
70,000	BBB-	3.150% due 4/1/21	70,900
120,000	BBB-	3.850% due 4/1/23	124,530
100,000	BBB-	4.200% due 4/1/26	104,713
150,000	BB-	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.250% due 4/15/21(b)	152,974

		Total Household Durables	453,117

Household Products - 0.0%
90,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	96,075
225,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	229,078

		Total Household Products	325,153

Independent Power and Renewable Electricity Producers - 0.0%
90,000	BB	AES Corp., Senior Unsecured Notes, 4.875% due 5/15/23	92,333

Industrial Conglomerates - 0.3%
		Eaton Corp., Company Guaranteed Notes:
386,000	A-	2.750% due 11/2/22	387,284
185,000	A-	4.150% due 11/2/42	189,635
		General Electric Co.:
		Senior Unsecured Notes:
72,000	AA-	4.650% due 10/17/21	77,208
1,025,000	AA-	1.896% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	907,591
122,000	AA-	6.150% due 8/7/37	158,860
258,000	AA-	6.875% due 1/10/39	366,268
164,000	AA-	4.500% due 3/11/44	178,087
141,000	A+	Subordinated Notes, 5.300% due 2/11/21	152,232

		Total Industrial Conglomerates	2,417,165

Insurance - 0.6%
		American International Group Inc., Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	10,849
55,000	BBB+	4.375% due 1/15/55	54,322
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	83,613
46,000	A-	4.450% due 5/24/43	47,510
34,000	A-	4.600% due 6/14/44	36,501
80,000	A-	4.750% due 5/15/45	87,757
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	443,154
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	45,322
30,000	AA	3.125% due 3/15/26	30,246
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	60,069
70,000	A	3.350% due 5/3/26	71,431
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	45,894
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(b)	604,842
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	190,517
20,000	A-	3.500% due 6/3/24	20,666
40,000	A-	3.500% due 3/10/25	41,101
11,000	A-	3.750% due 3/14/26	11,467
70,000	A-	4.350% due 1/30/47	76,586
1,020,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	1,170,328
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.610% (3-Month USD-LIBOR + 2.290%) due 12/15/24(b)(c)	850,036
		Principal Financial Group Inc., Company Guaranteed Notes:
35,000	BBB+	3.125% due 5/15/23	35,362
25,000	BBB+	3.100% due 11/15/26	24,716
10,000	BBB+	4.625% due 9/15/42	10,943

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance - 0.6% - (continued)
$ 140,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	$150,832
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(b)	33,558
320,000	AA-	4.900% due 9/15/44(b)	363,272
19,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	19,032
38,000	BBB	Willis North America Inc., Company Guaranteed Notes, 3.600% due 5/15/24	38,737

		Total Insurance	4,658,663

Internet & Direct Marketing Retail - 0.2%
		Amazon.com Inc., Senior Unsecured Notes:
470,000	AA-	3.150% due 8/22/27(b)	470,040
99,000	AA-	4.800% due 12/5/34	114,558
80,000	AA-	3.875% due 8/22/37(b)	83,733
160,000	AA-	4.950% due 12/5/44	188,483
107,000	AA-	4.050% due 8/22/47(b)	111,959
70,000	AA-	4.250% due 8/22/57(b)	73,972
90,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	96,187

		Total Internet & Direct Marketing Retail	1,138,932

Internet Software & Services - 0.1%
		Alibaba Group Holding Ltd., Senior Unsecured Notes:
250,000	A+	3.400% due 12/6/27	249,155
200,000	A+	4.400% due 12/6/57	204,424

		Total Internet Software & Services	453,579

IT Services - 0.0%
150,000	A+	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	151,756

Life Sciences Tools & Services - 0.1%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
315,000	BBB	3.600% due 8/15/21	325,526
20,000	BBB	2.950% due 9/19/26	19,462

		Total Life Sciences Tools & Services	344,988

Media - 1.2%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	31,734
25,000	BBB+	6.200% due 12/15/34	30,855
10,000	BBB+	6.900% due 8/15/39	13,359
455,000	BBB	CBS Corp., Company Guaranteed Notes, 3.700% due 6/1/28(b)	445,683
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
80,000	BB	5.125% due 5/1/27(b)	79,450
66,000	BB	5.000% due 2/1/28(b)	65,010
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
415,000	BBB-	4.464% due 7/23/22	433,109
130,000	BBB-	4.908% due 7/23/25	137,548
90,000	BBB-	4.200% due 3/15/28	88,695
10,000	BBB-	6.384% due 10/23/35	11,542
385,000	BBB-	6.484% due 10/23/45	444,255
395,000	BBB-	5.375% due 5/1/47	400,438
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	210,170
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	30,246
430,000	A-	5.700% due 5/15/18	437,594
37,000	A-	2.350% due 1/15/27	34,662
270,000	A-	3.300% due 2/1/27	272,260
160,000	A-	3.150% due 2/15/28	158,615
30,000	A-	6.500% due 11/15/35	40,145
61,000	A-	4.650% due 7/15/42	66,780
190,000	A-	3.400% due 7/15/46	173,509
33,000	A-	3.969% due 11/1/47(b)	33,164
23,000	A-	3.999% due 11/1/49(b)	22,952
39,000	A-	4.049% due 11/1/52(b)	38,721
265,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.150% due 8/15/24(b)	261,463
225,000	B	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	238,500

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media - 1.2% - (continued)
		Discovery Communications LLC, Company Guaranteed Notes:
$ 35,000	BBB-	2.200% due 9/20/19	$34,882
245,000	BBB-	2.950% due 3/20/23	240,985
200,000	BBB-	3.950% due 3/20/28	196,719
46,000	BBB-	4.875% due 4/1/43	44,253
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B+	5.125% due 5/1/20	20,625
150,000	B+	5.875% due 7/15/22	154,875
370,000	BBB-	Myriad International Holdings BV, Company Guaranteed Notes, 4.850% due 7/6/27(b)	383,764
		NBCUniversal Media LLC, Company Guaranteed Notes:
40,000	A-	5.150% due 4/30/20	42,769
171,000	A-	4.450% due 1/15/43	181,152
70,000	BB+	TEGNA Inc., Company Guaranteed Notes, 5.500% due 9/15/24(b)	73,150
		Time Warner Cable LLC, Senior Secured Notes:
500,000	BBB-	6.750% due 7/1/18	513,121
410,000	BBB-	8.250% due 4/1/19	441,033
385,000	BBB-	4.000% due 9/1/21	395,939
230,000	BBB-	7.300% due 7/1/38	284,324
20,000	BBB-	5.875% due 11/15/40	21,601
100,000	BBB-	5.500% due 9/1/41	102,921
40,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	54,484
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	63,672
110,000	BBB	4.750% due 3/29/21	117,159
234,000	BBB	3.875% due 1/15/26	236,700
230,000	BBB	3.800% due 2/15/27	229,773
30,000	BBB	6.250% due 3/29/41	36,386
		Viacom Inc., Senior Unsecured Notes:
230,000	BBB-	4.250% due 9/1/23	232,844
10,000	BBB-	3.875% due 4/1/24	9,929

		Total Media	8,313,519

Metals & Mining - 0.4%
350,000	BBB-	Anglo American Capital PLC, Company Guaranteed Notes, 3.625% due 9/11/24(b)	347,811
30,000	BB+	ArcelorMittal, Senior Unsecured Notes, 7.500% due 10/15/39	37,875
40,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	46,039
		Barrick North America Finance LLC, Company Guaranteed Notes:
34,000	BBB-	4.400% due 5/30/21	36,186
70,000	BBB-	5.700% due 5/30/41	84,086
90,000	BBB-	5.750% due 5/1/43	111,217
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	178,397
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(b)(c)	363,056
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB-	4.000% due 11/14/21	30,315
10,000	BB-	5.450% due 3/15/43	9,522
		Glencore Funding LLC, Company Guaranteed Notes:
20,000	BBB	4.125% due 5/30/23(b)	20,762
210,000	BBB	4.625% due 4/29/24(b)	221,414
280,000	BBB	4.000% due 3/27/27(b)	278,268
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	739,546
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	318,633

		Total Metals & Mining	2,823,127

Multiline Retail - 0.0%
50,000	BB+	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	52,563

Multi-Utilities - 0.0%
20,000	BBB	Black Hills Corp., Senior Unsecured Notes, 3.150% due 1/15/27	19,484
95,000	A-	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.100% due 9/1/47	97,756

		Total Multi-Utilities	117,240

Oil, Gas & Consumable Fuels - 2.8%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	179,258
		Anadarko Petroleum Corp., Senior Unsecured Notes:
70,000	BBB	4.850% due 3/15/21	74,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.8% - (continued)
$ 200,000	BBB	3.450% due 7/15/24	$198,333
180,000	BBB	5.550% due 3/15/26	200,737
40,000	BBB	6.450% due 9/15/36	48,405
220,000	BBB	4.500% due 7/15/44	214,256
40,000	BBB	6.600% due 3/15/46	50,467
130,000	BBB-	Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes, 6.250% due 10/15/22	138,262
		Apache Corp., Senior Unsecured Notes:
230,000	BBB	3.250% due 4/15/22	232,107
43,000	BBB	6.000% due 1/15/37	50,356
309,000	BBB	5.100% due 9/1/40	326,934
120,000	BBB	4.750% due 4/15/43	121,983
60,000	BBB	4.250% due 1/15/44	56,736
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	112,977
230,000	A-	3.216% due 11/28/23	235,592
270,000	A-	3.814% due 2/10/24	284,472
300,000	A-	3.506% due 3/17/25	309,021
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	95,008
138,000	BB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27(b)	142,658
		Chevron Corp., Senior Unsecured Notes:
125,000	AA-	2.895% due 3/3/24	126,135
330,000	AA-	2.954% due 5/16/26	328,968
		Cimarex Energy Co., Senior Unsecured Notes:
362,000	BBB-	4.375% due 6/1/24	383,982
446,000	BBB-	3.900% due 5/15/27	452,734
530,000	A	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	536,428
		Concho Resources Inc., Company Guaranteed Notes:
100,000	BBB-	3.750% due 10/1/27	100,581
105,000	BBB-	4.875% due 10/1/47	111,209
30,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	30,675
		Devon Energy Corp., Senior Unsecured Notes:
80,000	BBB	3.250% due 5/15/22	81,415
200,000	BBB	5.850% due 12/15/25(i)	232,402
190,000	BBB	5.600% due 7/15/41	219,233
48,000	BB	Diamondback Energy Inc., Company Guaranteed Notes, 4.750% due 11/1/24	48,780
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	96,510
650,000	BBB	5.875% due 5/28/45	658,125
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	344,161
50,000	B3(e)	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(b)	50,750
		Energy Transfer LP, Senior Unsecured Notes:
178,000	BBB-	4.750% due 1/15/26	185,173
300,000	BBB-	8.250% due 11/15/29	390,065
40,000	BBB-	4.900% due 3/15/35	39,130
120,000	BBB-	5.150% due 3/15/45	115,235
		EnLink Midstream Partners LP, Senior Unsecured Notes:
40,000	BBB-	2.700% due 4/1/19	39,952
30,000	BBB-	4.850% due 7/15/26	31,380
87,000	BB-	Ensco PLC, Senior Unsecured Notes, 8.000% due 1/31/24(i)	85,695
180,000	BBB+	Enterprise Products Operating LLC, Company Guaranteed Notes, 4.900% due 5/15/46	194,772
		EOG Resources Inc., Senior Unsecured Notes:
125,000	BBB+	2.450% due 4/1/20	125,164
90,000	BBB+	4.150% due 1/15/26	95,266
70,000	BBB+	3.900% due 4/1/35	70,946
140,000	CC	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23	77,700
		Exxon Mobil Corp., Senior Unsecured Notes:
380,000	AA+	3.043% due 3/1/26	385,954
70,000	AA+	4.114% due 3/1/46	75,371
		Halliburton Co., Senior Unsecured Notes:
220,000	BBB+	3.800% due 11/15/25	227,041

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.8% - (continued)
$ 20,000	BBB+	4.850% due 11/15/35	$21,939
50,000	BBB+	5.000% due 11/15/45	54,765
10,000	BBB-	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	12,003
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	236,441
75,000	BBB	7.875% due 9/15/31	99,240
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	130,792
460,000	BBB-	6.500% due 4/1/20	498,808
140,000	BBB-	5.400% due 9/1/44	145,358
		Kinder Morgan Inc., Company Guaranteed Notes:
40,000	BBB-	3.050% due 12/1/19	40,365
110,000	BBB-	5.550% due 6/1/45	117,716
35,000	BBB-	5.050% due 2/15/46	35,452
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	34,370
40,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	40,899
		MPLX LP, Senior Unsecured Notes:
210,000	BBB-	4.875% due 6/1/25	225,251
110,000	BBB-	5.200% due 3/1/47	116,626
		NiSource Finance Corp., Company Guaranteed Notes:
400,000	BBB+	2.650% due 11/17/22	398,893
320,000	BBB+	3.490% due 5/15/27	323,600
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	62,818
160,000	BBB	3.900% due 11/15/24	163,924
120,000	BBB	3.850% due 1/15/28	119,466
110,000	BBB	5.250% due 11/15/43	118,907
60,000	BBB	4.950% due 8/15/47	62,476
30,000	BB-	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 3/15/22	30,638
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	102,380
90,000	A	3.400% due 4/15/26	92,418
90,000	A	4.625% due 6/15/45	99,857
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,075,306
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(b)	76,313
1,158,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.299% due 1/27/25(b)	1,159,158
33,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	44,695
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	427,100
510,000	BBB+	3.500% due 1/30/23	501,585
19,000	BBB+	6.625% due 6/15/35	20,561
35,000	BBB+	6.500% due 6/2/41	36,565
		Pioneer Natural Resources Co., Senior Unsecured Notes:
49,000	BBB	3.950% due 7/15/22	51,069
163,000	BBB	4.450% due 1/15/26	175,151
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
100,000	BBB-	4.650% due 10/15/25	102,136
175,000	BBB-	4.500% due 12/15/26	175,995
		QEP Resources Inc., Senior Unsecured Notes:
120,000	BB+	6.875% due 3/1/21(i)	130,350
25,000	BB+	5.375% due 10/1/22	25,719
25,000	BB+	5.250% due 5/1/23	25,437
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22	20,650
110,000	BB+	5.000% due 3/15/23	109,450
30,000	BB+	4.875% due 5/15/25	29,400
110,000	BB+	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.000% due 1/15/19(b)	114,092
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
245,000	BBB-	5.625% due 2/1/21	263,605
120,000	BBB-	6.250% due 3/15/22	134,196
120,000	BBB-	5.750% due 5/15/24	133,217
225,000	BBB-	5.625% due 3/1/25	247,986

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.8% - (continued)
		Schlumberger Holdings Corp., Senior Unsecured Notes:
$ 170,000	AA-	3.000% due 12/21/20(b)	$172,403
120,000	AA-	4.000% due 12/21/25(b)	125,424
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(b)	21,018
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A+	4.375% due 3/25/20	188,720
260,000	A+	2.875% due 5/10/26	256,471
114,000	A+	4.550% due 8/12/43	125,752
220,000	A+	4.375% due 5/11/45	237,246
40,000	A+	4.000% due 5/10/46	40,910
58,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	78,754
		Spectra Energy Partners LP, Senior Unsecured Notes:
90,000	BBB+	3.375% due 10/15/26	88,592
60,000	BBB+	4.500% due 3/15/45	60,839
5,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 4.000% due 11/15/47	5,029
35,000	BBB-	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	34,440
400,000	BBB+	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(b)	398,472
280,000	BBB	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	359,212
66,500	BB-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	70,241
60,000	BB-	Whiting Petroleum Corp., Company Guaranteed Notes, 6.250% due 4/1/23	60,300
116,000	BB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	152,540

		Total Oil, Gas & Consumable Fuels	19,953,995

Paper & Forest Products - 0.0%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(b)	20,564
		Senior Unsecured Notes:
40,000	A+	3.600% due 3/1/25(b)	41,072
60,000	A+	7.750% due 11/15/29	83,559

		Total Paper & Forest Products	145,195

Personal Products - 0.0%
115,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21(b)	116,311

Pharmaceuticals - 1.0%
		AbbVie Inc., Senior Unsecured Notes:
455,000	A-	3.600% due 5/14/25	465,630
40,000	A-	4.300% due 5/14/36	41,896
389,000	A-	4.400% due 11/6/42	406,670
		Allergan Funding SCS, Company Guaranteed Notes:
200,000	BBB	2.350% due 3/12/18	200,283
555,000	BBB	3.450% due 3/15/22	564,984
655,000	BBB	3.800% due 3/15/25	661,385
200,000	BBB	4.550% due 3/15/35	206,426
94,000	BBB	4.750% due 3/15/45	98,688
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	39,453
200,000	BBB+	3.375% due 11/16/25	202,967
34,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 5.250% due 6/23/45	38,496
200,000	A-	Bayer US Finance LLC, Company Guaranteed Notes, 3.000% due 10/8/21(b)	202,425
76,000	A+	Bristol-Myers Squibb Co., Senior Unsecured Notes, 3.250% due 2/27/27	77,652
80,000	AA-	Eli Lilly & Co., Senior Unsecured Notes, 3.100% due 5/15/27	80,687
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	182,566
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	389,774
80,000	AAA	2.950% due 3/3/27	80,612
50,000	AAA	2.900% due 1/15/28	50,027
110,000	AAA	3.625% due 3/3/37	113,992
500,000	BBB+	Medco Health Solutions Inc., Senior Unsecured Notes, 7.125% due 3/15/18	507,309
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	89,276
94,000	BBB-	Mylan NV, Company Guaranteed Notes, 3.950% due 6/15/26	93,816
140,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	142,074
40,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	42,981
725,000	BBB-	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	718,268
40,000	BBB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	36,084

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 1.0% - (continued)
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
$ 115,000	BBB-	1.400% due 7/20/18	$113,973
120,000	BBB-	1.700% due 7/19/19	116,188
120,000	BBB-	2.200% due 7/21/21	110,474
635,000	BBB-	2.800% due 7/21/23	562,671
50,000	BBB-	3.150% due 10/1/26(i)	41,738
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
300,000	B-	5.500% due 3/1/23(b)	258,375
335,000	B-	6.125% due 4/15/25(b)	288,519
30,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(b)	30,528
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	172,661

		Total Pharmaceuticals	7,429,548

Professional Services - 0.0%
10,000	BBB+	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	9,711

Real Estate Investment Trusts (REITs) - 1.0%
700,000	BBB	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	703,921
250,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	255,376
50,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	51,220
		Boston Properties LP, Senior Unsecured Notes:
235,000	A-	3.200% due 1/15/25	234,472
400,000	A-	2.750% due 10/1/26	378,273
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	479,882
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,231
350,000	BBB-	3.200% due 9/1/24	345,507
15,000	BBB-	3.700% due 6/15/26	14,965
100,000	BBB-	4.750% due 5/15/47	104,101
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	86,453
		HCP Inc., Senior Unsecured Notes:
525,000	BBB	3.750% due 2/1/19	531,964
555,000	BBB	4.250% due 11/15/23	583,403
25,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	26,640
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	347,169
60,000	BBB+	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	57,091
		SBA Communications Corp., Senior Unsecured Notes:
120,000	B+	4.000% due 10/1/22(b)	121,200
69,000	B+	4.875% due 9/1/24	71,588
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	442,120
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,245,327
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(b)	657,166
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	742,161

		Total Real Estate Investment Trusts (REITs)	7,490,230

Road & Rail - 0.1%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
50,000	A	4.375% due 9/1/42	54,613
59,000	A	4.550% due 9/1/44	66,173
10,000	A	4.150% due 4/1/45	10,745
10,000	A	3.900% due 8/1/46	10,393
90,000	A	4.125% due 6/15/47	96,101
		CSX Corp., Senior Unsecured Notes:
170,000	BBB+	2.600% due 11/1/26	162,109
100,000	BBB+	3.250% due 6/1/27	99,790
50,000	BBB+	3.800% due 11/1/46	48,922
		Norfolk Southern Corp., Senior Unsecured Notes:
50,000	BBB+	2.900% due 6/15/26	49,117
75,000	BBB+	3.150% due 6/1/27	74,606
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	68,907
64,000	A	3.875% due 2/1/55	63,279

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Road & Rail - 0.1% - (continued)
$ 140,000	A	4.100% due 9/15/67	$140,850

		Total Road & Rail	945,605

Semiconductors & Semiconductor Equipment - 0.1%
		Analog Devices Inc., Senior Unsecured Notes:
60,000	BBB	3.500% due 12/5/26	60,488
20,000	BBB	5.300% due 12/15/45	23,679
		Applied Materials Inc., Senior Unsecured Notes:
10,000	A-	5.850% due 6/15/41	12,966
20,000	A-	4.350% due 4/1/47	22,032
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
230,000	BBB-	3.000% due 1/15/22(b)	227,551
110,000	BBB-	3.625% due 1/15/24(b)	108,943
70,000	BBB-	3.125% due 1/15/25(b)	66,715
10,000	BBB-	3.875% due 1/15/27(b)	9,818
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	73,746
50,000	A+	4.900% due 7/29/45	60,205
30,000	A+	4.100% due 5/19/46	31,955
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,502
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	54,429
30,000	BBB+	3.800% due 3/15/25	31,268
		QUALCOMM Inc., Senior Unsecured Notes:
35,000	A	3.450% due 5/20/25	34,837
79,000	A	4.800% due 5/20/45	81,617
105,000	A3(e)	Xilinx Inc., Senior Unsecured Notes, 2.950% due 6/1/24	104,447

		Total Semiconductors & Semiconductor Equipment	1,011,198

Software - 0.5%
20,000	BBB	Autodesk Inc., Senior Unsecured Notes, 3.500% due 6/15/27	19,845
75,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(b)	76,219
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	19,446
9,000	BBB	Senior Unsecured Notes, 5.000% due 10/15/25	9,932
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(b)	141,440
95,000	BB	5.000% due 1/15/24(b)	98,681
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	273,202
70,000	AAA	2.700% due 2/12/25	69,762
110,000	AAA	3.125% due 11/3/25	112,264
755,000	AAA	2.400% due 8/8/26	728,230
430,000	AAA	3.300% due 2/6/27	443,461
10,000	AAA	3.450% due 8/8/36	10,107
20,000	AAA	4.100% due 2/6/37	21,929
350,000	AAA	3.750% due 2/12/45	358,795
170,000	AAA	3.700% due 8/8/46	173,732
30,000	AAA	4.250% due 2/6/47	33,361
130,000	AAA	3.950% due 8/8/56	134,776
80,000	AAA	4.500% due 2/6/57	92,046
		Oracle Corp., Senior Unsecured Notes:
235,000	AA-	3.250% due 11/15/27	238,075
100,000	AA-	4.500% due 7/8/44	111,304
170,000	AA-	4.000% due 7/15/46	176,272
111,000	BB+	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(b)	115,440

		Total Software	3,458,319

Specialty Retail - 0.2%
15,000	BBB	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	12,721
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	64,558
60,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 3.000% due 4/1/26	60,000
45,000	A-	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.500% due 4/15/26	42,954

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Specialty Retail - 0.2% - (continued)
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
$ 775,000	BBB	3.450% due 6/1/26	$762,200
25,000	BBB	4.800% due 11/18/44	26,261
45,000	BBB	4.650% due 6/1/46	46,345
		Wal-Mart Stores Inc., Senior Unsecured Notes:
300,000	AA	3.250% due 10/25/20	309,688
275,000	AA	4.750% due 10/2/43	332,029
73,000	AA	4.300% due 4/22/44	83,320

		Total Specialty Retail	1,740,076

Technology Hardware, Storage & Peripherals - 0.3%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	296,993
280,000	AA+	2.450% due 8/4/26	267,767
75,000	AA+	3.450% due 2/9/45	71,301
40,000	AA+	4.650% due 2/23/46	45,789
225,000	AA+	3.850% due 8/4/46	227,706
20,000	AA+	4.250% due 2/9/47	21,420
		Dell International LLC/EMC Corp., Senior Secured Notes:
480,000	BBB-	3.480% due 6/1/19(b)	486,303
600,000	BBB-	4.420% due 6/15/21(b)	626,946
		DXC Technology Co., Senior Unsecured Notes:
15,000	BBB	2.875% due 3/27/20	15,114
130,000	BBB	4.250% due 4/15/24	135,868
50,000	BBB-	Xerox Corp., Senior Unsecured Notes, 3.625% due 3/15/23	48,606

		Total Technology Hardware, Storage & Peripherals	2,243,813

Textiles, Apparel & Luxury Goods - 0.0%
15,000	BBB-	Michael Kors USA Inc., Company Guaranteed Notes, 4.000% due 11/1/24(b)	15,092
30,000	BBB-	Tapestry Inc., Senior Unsecured Notes, 4.125% due 7/15/27	30,130

		Total Textiles, Apparel & Luxury Goods	45,222

Tobacco - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	290,058
130,000	A-	4.750% due 5/5/21	139,629
12,000	A-	5.375% due 1/31/44	14,375
		BAT Capital Corp., Company Guaranteed Notes:
90,000	BBB+	3.222% due 8/15/24(b)	89,841
715,000	BBB+	3.557% due 8/15/27(b)	715,704
250,000	BBB+	4.540% due 8/15/47(b)	259,502
700,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.850% due 6/15/18(b)	699,675
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	1.875% due 11/1/19	238,955
190,000	A	2.900% due 11/15/21	192,433
110,000	A	2.500% due 11/2/22	108,708
60,000	A	4.500% due 3/20/42	64,246
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB+	8.125% due 6/23/19	10,873
61,000	BBB+	3.250% due 6/12/20	62,138
50,000	BBB+	4.000% due 6/12/22	52,220
110,000	BBB+	4.450% due 6/12/25	117,447
100,000	BBB+	5.850% due 8/15/45	122,351

		Total Tobacco	3,178,155

Trading Companies & Distributors - 0.0%
40,000	B+	Beacon Escrow Corp., Company Guaranteed Notes, 4.875% due 11/1/25(b)	41,000

Transportation Infrastructure - 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
40,000	BB	5.250% due 8/15/22(b)	41,050
60,000	BB	5.500% due 2/15/24(b)	61,575

		Total Transportation Infrastructure	102,625

Wireless Telecommunication Services - 0.4%
200,000	BB	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(b)	204,000
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	349,211
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(b)	303,706

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services - 0.4% - (continued)
$ 90,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	$104,400
93,000	B+	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(b)	98,347
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	21,350
30,000	B	7.875% due 9/15/23	32,400
50,000	B	7.625% due 2/15/25	53,225
1,240,000	Baa2(e)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 3.360% due 9/20/21(b)	1,252,772
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	73,888
80,000	BBB	5.134% due 4/27/20	84,936
225,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.625% due 4/1/23	235,969

		Total Wireless Telecommunication Services	2,814,204

		TOTAL CORPORATE BONDS & NOTES (Cost - $198,005,579)	201,376,388

MORTGAGE-BACKED SECURITIES - 25.3%
FHLMC - 6.2%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
67,951		6.000% due 2/1/18 - 6/1/39	76,245
758,495		5.000% due 6/1/21 - 6/1/41	828,053
11,380,343		4.000% due 10/1/25 - 12/1/47	11,966,462
62,606		4.500% due 4/1/29	66,597
703,806		5.500% due 1/1/30 - 2/1/40	773,180
9,968,477		3.000% due 3/1/31 - 1/1/47	9,977,193
1,172,081		2.500% due 12/1/31 - 1/1/32	1,170,804
205,123		6.500% due 8/1/37 - 9/1/39	228,475
21,010		7.000% due 3/1/39	23,598
12,650,513		3.500% due 12/1/42 - 10/1/47	13,011,774
600,000		4.000% due 12/1/42(j)	626,833
6,030,000		3.500% due 12/1/47(j)	6,181,642

		TOTAL FHLMC	44,930,856

FNMA - 13.7%
		Federal National Mortgage Association (FNMA):
15,006,094		4.000% due 10/1/19 - 10/1/47	15,786,156
1,803,710		5.500% due 10/1/19 - 9/1/56	2,005,632
1,035,000		4.400% due 2/1/20	1,076,292
1,145,000		3.459% due 11/1/20	1,180,594
470,348		3.540% due 11/1/20	486,046
179,323		6.000% due 9/1/21 - 10/1/35	201,011
1,123,109		3.650% due 11/1/21	1,174,435
1,761,514		5.000% due 6/1/22 - 5/1/42	1,916,183
4,975,773		4.500% due 3/1/24 - 4/1/56	5,325,812
15,414,876		3.500% due 11/1/25 - 3/1/57	15,881,305
1,457,042		2.964% due 5/1/27	1,466,962
3,620,238		2.500% due 11/1/27 - 10/1/42	3,596,185
19,219,816		3.000% due 12/1/27 - 11/1/47	19,313,515
525,000		3.010% due 4/1/28	529,732
545,000		3.050% due 4/1/28	551,785
445,000		3.390% due 1/1/31	458,666
275,000		3.200% due 3/1/31	278,470
470,000		2.600% due 10/1/31	448,822
1,400,000		2.500% due 12/1/32(j)	1,397,047
10,930,000		3.000% due 12/1/32 - 12/1/47(j)	11,009,641
214,366		3.266% (1-Year USD-LIBOR + 1.516%) due 3/1/34(c)	224,670
374,071		3.360% due 7/1/35	376,156
52,572		2.812% (1-Year Treasury Average Rate + 1.872%) due 10/1/35(c)	54,898
49,765		2.886% (1-Year Treasury Average Rate + 1.934%) due 11/1/35(c)	52,135
18,059		2.928% (1-Year Treasury Average Rate + 1.970%) due 11/1/35(c)	18,943
90,758		3.373% (1-Year USD-LIBOR + 1.623%) due 9/1/36(c)	95,691
37,638		7.000% due 4/1/37	41,306
104,201		3.015% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	110,414

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
FNMA - 13.7% - (continued)
$ 363,469		6.500% due 9/1/37 - 5/1/40	$408,420
4,390,000		4.500% due 12/1/46(j)	4,670,120
6,410,000		3.500% due 12/1/47(j)	6,573,004
1,535,000		4.000% due 12/1/47(j)	1,603,835
700,000		5.000% due 12/1/47(j)	756,875

		TOTAL FNMA	99,070,758

GNMA - 5.4%
		Government National Mortgage Association (GNMA):
52,636		6.000% due 12/15/33 - 1/15/38	59,102
691,724		5.000% due 10/15/34 - 9/15/40	755,766
57,046		5.500% due 5/15/37 - 6/15/38	63,407
91,579		6.500% due 1/15/38 - 10/15/38	107,902
172,786		4.500% due 3/15/41	184,812
754,405		4.000% due 6/15/41 - 11/15/45	797,171
		Government National Mortgage Association II (GNMA):
953		9.000% due 11/20/21	1,016
134,854		6.000% due 7/20/37 - 11/20/40	152,934
1,334,202		4.500% due 1/20/40 - 3/20/46	1,419,750
1,702,973		5.000% due 7/20/40 - 9/20/47	1,833,241
1,522,262		4.000% due 11/20/40 - 8/20/47	1,599,621
3,593,802		3.000% due 1/20/43 - 11/20/47	3,627,369
8,142,753		3.500% due 6/20/43 - 11/20/47	8,437,090
4,800,000		3.000% due 12/20/47(j)	4,837,500
5,265,000		3.500% due 12/20/47(j)	5,444,853
2,430,000		4.000% due 12/20/47(j)	2,538,021
6,820,000		4.500% due 12/20/47(j)	7,183,511
165,000		5.000% due 12/20/47(j)	176,672

		TOTAL GNMA	39,219,738

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $184,462,092)	183,221,352

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(b)	280,505
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 1.549% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	2,657,323
98,094	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.888% (1-Month USD-LIBOR + 0.250%) due 6/25/29(c)	77,766
		Ascentium Equipment Receivables Trust:
1,220,000	Aaa(e)	Series 2017-2A, Class A2, 2.000% due 5/11/20(b)	1,218,525
550,000	Aaa(e)	Series 2017-2A, Class A3, 2.310% due 12/10/21(b)	548,121
1,208,633	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 1.479% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	1,177,114
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(b)	486,118
61,797	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.771% due 7/25/34(c)	63,308
189,625	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 3.539% due 5/26/36(b)(c)	192,001
		Bear Stearns Adjustable Rate Mortgage Trust:
98,500	AA	Series 2005-2, Class A2, 3.636% (1-Year USD-LIBOR + 1.950%) due 3/25/35(c)	99,700
326,291	WD(k)	Series 2007-3, Class 1A1, 3.672% due 5/25/47(c)	314,075
		Bear Stearns ALT-A Trust:
224,671	BBB-	Series 2004-7, Class 2A1, 3.494% due 8/25/34(c)	232,225
154,254	CCC	Series 2005-2, Class 2A4, 3.387% due 4/25/35(c)	152,694
145,816	B	Series 2005-4, Class 23A2, 3.631% due 5/25/35(c)	148,158
556,374	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	548,900
166,010	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.329% (1-Month USD-LIBOR + 1.000%) due 3/25/37(b)(c)	167,737
462,253	BB	Bravo Mortgage Asset Trust, Series 2006-1A, Class A2, 1.569% (1-Month USD-LIBOR + 0.240%) due 7/25/36(b)(c)	461,848

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
$ 1,090,859	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 1.579% (1-Month USD-LIBOR + 0.250%) due 6/25/36(c)	$1,088,749
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(b)	558,452
153,725	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.480% due 2/25/37(c)	153,230
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
982,976	A+	Series 2004-2A, Class A1, 1.599% (1-Month USD-LIBOR + 0.270%) due 5/25/35(b)(c)	948,551
2,082,104	CCC	Series 2004-2A, Class B1, 1.704% due 5/25/35(b)(c)	1,564,459
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(e)	Series 2013-375P, Class A, 3.251% due 5/10/35(b)	632,958
300,000	BB(k)	Series 2014-GC19, Class E, 4.564% due 3/10/47(b)(c)	227,911
140,000	Aa1(e)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	145,687
440,000	Aaa(e)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	444,425
420,000	BBB-(k)	Series 2015-GC33, Class D, 3.172% due 9/10/58	331,249
215,000	Aaa(e)	Series 2017-P7, Class A4, 3.712% due 4/14/50	225,412
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
60,000	D	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	27,150
2,064,971	AA+	Series 2017-CD4, Class XA, 1.483% due 5/10/50(c)(l)	186,436
338,405	Aaa(e)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 3.696% (1-Month USD-LIBOR + 2.450%) due 11/10/31(b)(c)	339,050
		Commercial Mortgage Trust:
265,000	AAA(k)	Series 2013-300P, Class A1, 4.353% due 8/10/30(b)	285,046
190,000	AA-(k)	Series 2013-300P, Class B, 4.540% due 8/10/30(b)(c)	202,950
260,000	BB	Series 2013-CR9, Class E, 4.396% due 7/10/45(b)(c)	205,064
535,000	Aaa(e)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	565,902
40,000	Aa3(e)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	42,349
20,000	A3(e)	Series 2013-CR12, Class C, 5.251% due 10/10/46(c)	20,667
265,000	AAA(k)	Series 2014-277P, Class A, 3.732% due 8/10/49(b)(c)	275,882
205,000	Aaa(e)	Series 2014-CR17, Class A5, 3.977% due 5/10/47	217,021
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	147,029
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	708,028
210,000	A-(k)	Series 2014-CR21, Class C, 4.564% due 12/10/47(c)	209,501
345,000	Aaa(e)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	364,158
5,304,328	Aa1(e)	Series 2015-CR25, Class XA, 1.098% due 8/10/48(c)(l)	291,510
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(b)	279,877
		Core Industrial Trust:
100,000	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(b)	101,944
180,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(b)	183,190
1,600,000	BB-	Series 2015-TEXW, Class E, 3.977% due 2/10/34(b)(c)	1,614,742
352,088	CCC	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 1.517% (1-Month USD-LIBOR + 0.230%) due 7/20/35(c)	345,549
		Countrywide Asset-Backed Certificates:
206,070	CCC	Series 2006-SD3, Class A1, 1.659% (1-Month USD-LIBOR + 0.330%) due 7/25/36(b)(c)	193,631
908,311	CCC	Series 2007-4, Class A4W, 5.014% due 4/25/47	887,999
347,205	AA	Series 2007-13, Class 2A2, 2.129% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	344,731
		Countrywide Home Loan Mortgage Pass-Through Trust:
139,786	D	Series 2005-11, Class 3A3, 2.495% due 4/25/35(c)	108,313
65,866	WR(e)	Series 2005-11, Class 6A1, 1.929% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	61,022
		Credit Suisse Commercial Mortgage Capital Trust:
2,979,758	Caa3(e)	Series 2006-7, Class 3A2, 5.871% (7.200% - 1-Month USD-LIBOR) due 8/25/36(c)(h)(l)	594,433
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	245,718
960,478	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(b)	957,383
240,000	Aaa(e)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(b)	241,343
		Credit Suisse Commercial Mortgage Trust:
40,602	Caa3(e)	Series 2006-C3, Class AJ, 6.487% due 6/15/38(c)	21,473
23,026	Caa1(e)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	19,486
167,111	B+	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	168,630
295,000	Aaa(e)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	305,006
78,713	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 2.083% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	73,571

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
$ 519,070	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 3.879% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	$514,598
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
144,664	NR	Series 334, Class S7, 4.850% (6.100% - 1-Month USD-LIBOR) due 8/15/44(c)(l)	28,869
186,078	NR	Series 353, Class S1, 4.750% (6.000% - 1-Month USD-LIBOR) due 12/15/46(c)(l)	38,207
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.049% (31.310% - 11th District Cost of Funds Index) due 2/15/24(c)(l)	4,779
89,753	NR	Series 3451, Class SB, 4.780% (6.030% - 1-Month USD-LIBOR) due 5/15/38(c)(l)	8,668
119,837	NR	Series 3621, Class SB, 4.980% (6.230% - 1-Month USD-LIBOR) due 1/15/40(c)(l)	19,328
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	612,224
1,495,711	NR	Series 3866, Class SA, 4.700% (5.950% - 1-Month USD-LIBOR) due 5/15/41(c)(l)	206,221
564,006	NR	Series 3947, Class SG, 4.700% (5.950% - 1-Month USD-LIBOR) due 10/15/41(c)(l)	86,603
38,331	NR	Series 3973, Class SA, 5.240% (6.490% - 1-Month USD-LIBOR) due 12/15/41(c)(l)	7,477
469,089	NR	Series 4203, Class PS, 5.000% (6.250% - 1-Month USD-LIBOR) due 9/15/42(c)(l)	71,655
336,186	NR	Series 4210, Class Z, 3.000% due 5/15/43	313,384
246,006	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	25,097
282,967	NR	Series 4316, Class XZ, 4.500% due 3/15/44	317,548
140,833	NR	Series 4335, Class SW, 4.750% (6.000% - 1-Month USD-LIBOR) due 5/15/44(c)(l)	26,303
777,362	NR	Series 4639, Class HZ, step bond to yield, 1.750% due 4/15/53	721,618
126,013	NR	Series R007, Class ZA, 6.000% due 5/15/36	140,553
		Federal National Mortgage Association (FNMA), ACES:
372,569	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(c)	399,460
18,134,782	NR	Series 2013-M7, Class X2, 0.301% due 12/27/22(c)(l)	150,825
155,724	NR	Series 2014-M12, Class FA, 1.537% (1-Month USD-LIBOR + 0.300%) due 10/25/21(c)	155,795
48,971	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	48,445
6,066,916	NR	Series 2015-M7, Class X2, 0.614% due 12/25/24(c)(l)	183,312
21,175,796	NR	Series 2015-M8, Class X2, 0.272% due 1/25/25(c)(l)	226,263
400,000	NR	Series 2016-M7, Class A2, 2.499% due 9/25/26	390,650
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	101,283
340,000	NR	Series 2017-M10, Class AV2, 2.647% due 7/25/24(c)	337,593
404,475	Baa2(e)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 2.779% (1-Month USD-LIBOR + 1.450%) due 1/25/29(c)	408,674
89,025	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2000-T6, Class A3, 4.564% due 11/25/40(c)	88,677
		Federal National Mortgage Association (FNMA), Interest Strip:
200,690	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	35,375
373,445	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	69,804
54,616	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	9,473
		Federal National Mortgage Association (FNMA), REMICS:
40,015	NR	Series 2004-38, Class FK, 1.678% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	40,068
217,125	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	229,180
865,023	NR	Series 2006-51, Class SP, 5.323% (6.650% - 1-Month USD-LIBOR) due 3/25/36(c)(l)	125,418
413,353	NR	Series 2007-68, Class SC, 5.373% (6.700% - 1-Month USD-LIBOR) due 7/25/37(c)(l)	67,778
866,236	NR	Series 2008-18, Class SM, 5.673% (7.000% - 1-Month USD-LIBOR) due 3/25/38(c)(l)	125,159
1,234,917	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,296,140
529,007	NR	Series 2011-87, Class SG, 5.223% (6.550% - 1-Month USD-LIBOR) due 4/25/40(c)(l)	62,495
232,264	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(l)	14,858
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	848,591
124,109	NR	Series 2012-35, Class SC, 5.173% (6.500% - 1-Month USD-LIBOR) due 4/25/42(c)(l)	23,969
173,639	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	196,931
249,978	NR	Series 2012-51, Class B, 7.000% due 5/25/42	293,889
35,884	NR	Series 2012-70, Class YS, 5.323% (6.650% - 1-Month USD-LIBOR) due 2/25/41(c)(l)	4,562
206,100	NR	Series 2012-74, Class SA, 5.323% (6.650% - 1-Month USD-LIBOR) due 3/25/42(c)(l)	31,304
34,350	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(a)	31,378
194,456	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	18,924
316,473	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(l)	35,737
160,628	NR	Series 2012-133, Class CS, 4.823% (6.150% - 1-Month USD-LIBOR) due 12/25/42(c)(l)	29,248
584,826	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	671,615
478,954	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	526,182
132,978	NR	Series 2013-54, Class BS, 4.823% (6.150% - 1-Month USD-LIBOR) due 6/25/43(c)(l)	27,000
395,065	NR	Series 2016-60, Class QS, 4.773% (6.100% - 1-Month USD-LIBOR) due 9/25/46(c)(l)	64,471

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
		FHLMC Multifamily Structured Pass-Through Certificates:
$ 255,179	AAA(k)	Series K016, Class X1, 1.682% due 10/25/21(c)(l)	$12,470
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	678,864
1,155,166	NR	Series KBAM, Class A, 1.932% (1-Month USD-LIBOR + 0.700%) due 9/25/22(c)	1,160,603
897,525	Aaa(e)	Series KF02, Class A2, 1.782% (1-Month USD-LIBOR + 0.550%) due 7/25/20(c)	898,202
464,992	NR	Series KF34, Class A, 1.592% (1-Month USD-LIBOR + 0.360%) due 8/25/24(c)	462,620
383,544	NR	Series KIR2, Class A1, 2.748% due 3/25/27	386,966
140,000	NR	Series KIR3, Class A2, 3.281% due 8/25/27	144,195
337,431	NR	Series KW02, Class A1, 2.896% due 4/25/26	341,214
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Ba2(e)	Series 2016-DNA1, Class M3, 6.878% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	559,687
600,000	BBB-(k)	Series 2016-DNA4, Class M2, 2.629% (1-Month USD-LIBOR + 1.300%) due 3/25/29(c)	608,752
655,000	B+(k)	Series 2017-DNA2, Class M2, 4.778% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	696,681
600,000	B+(k)	Series 2017-DNA3, Class M2, 3.828% (1-Month USD-LIBOR + 2.500%) due 3/25/30(c)	606,064
600,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class AR, 2.609% (3-Month USD-LIBOR + 1.250%) due 1/16/26(b)(c)	602,167
973,016	AAA	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(b)	1,048,296
		GAHR Commercial Mortgage Trust:
93,898	AAA	Series 2015-NRF, Class AFL1, 2.539% (1-Month USD-LIBOR + 1.300%) due 12/15/34(b)(c)	94,004
505,000	BBB-	Series 2015-NRF, Class DFX, 3.495% due 12/15/34(b)(c)	508,268
136,692	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 1.670% (1-Month USD-LIBOR + 0.420%) due 5/15/34(b)(c)	126,771
		Government National Mortgage Association (GNMA):
1,952,954	NR	Series 2008-51, Class GS, 4.967% (6.230% - 1-Month USD-LIBOR) due 6/16/38(c)(l)	335,299
25,323	NR	Series 2010-31, Class GS, 5.217% (6.500% - 1-Month USD-LIBOR) due 3/20/39(c)(l)	1,442
96,910	NR	Series 2010-85, Class HS, 5.367% (6.650% - 1-Month USD-LIBOR) due 1/20/40(c)(l)	11,235
6,192	NR	Series 2010-107, Class SG, 4.867% (6.150% - 1-Month USD-LIBOR) due 2/20/38(c)(l)	45
445,028	NR	Series 2012-H27, Class AI, 1.772% due 10/20/62(c)(l)	31,291
362,737	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	56,068
3,360,475	NR	Series 2013-85, Class IA, 0.740% due 3/16/47(c)(l)	130,078
1,849,452	NR	Series 2014-105, Class IO, 0.960% due 6/16/54(c)(l)	105,029
146,352	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	30,272
152,686	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	31,315
89,372	NR	Series 2016-135, Class SB, 4.837% (6.100% - 1-Month USD-LIBOR) due 10/16/46(c)(l)	18,896
5,439,680	Aa1(e)	GS Mortgage Securities Trust, Series 2015-GS1, Class XA, 0.972% due 11/10/48(c)(l)	278,292
		Harborview Mortgage Loan Trust:
231,276	A+	Series 2004-5, Class 2A6, 3.219% due 6/19/34(c)	233,271
102,545	WD(k)	Series 2006-2, Class 1A, 3.621% due 2/25/36(c)	80,824
1,226,125	CC	Series 2006-10, Class 1A1A, 1.483% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	1,098,099
62,434	D	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.335% due 9/25/35(c)	59,462
1,103,584	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.489% (1-Month USD-LIBOR + 0.160%) due 8/25/36(c)	478,759
228,322	AAA	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A, 3.093% due 7/5/32(b)	232,485
		JP Morgan Mortgage Trust:
509,730	Aaa(e)	Series 2017-1, Class A4, 3.500% due 1/25/47(b)(c)	519,373
384,898	Aaa(e)	Series 2017-2, Class A6, 3.000% due 5/25/47(b)(c)	385,379
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(e)	Series 2013-C17, Class B, 5.052% due 1/15/47(c)	42,489
350,000	BB(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(c)	218,023
240,000	A3(e)	Series 2014-C24, Class C, 4.571% due 11/15/47(c)	243,191
120,000	Aaa(e)	Series 2015-C31, Class A3, 3.801% due 8/15/48	126,236
		JPMorgan Chase Commercial Mortgage Securities Trust:
960,000	D	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(c)	797,591
115,727	Aaa(e)	Series 2011-C5, Class A3, 4.171% due 8/15/46	121,680
175,000	Aaa(e)	Series 2011-C5, Class AS, 5.588% due 8/15/46(b)(c)	190,438
370,000	Aa1(e)	Series 2011-C5, Class B, 5.588% due 8/15/46(b)(c)	399,066
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	475,822
650,000	AA	Series 2014-FL6, Class B, 3.530% (1-Month USD-LIBOR + 2.280%) due 11/15/31(b)(c)	648,227
150,000	A-	Series 2014-PHH, Class C, 3.589% (1-Month USD-LIBOR + 2.350%) due 8/15/27(b)(c)	150,157

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
$ 242,831	AAA	Series 2015-SGP, Class A, 2.939% (1-Month USD-LIBOR + 1.700%) due 7/15/36(b)(c)	$243,896
427,645	Aa1(e)	JPMorgan Trust, Series 2015-5, Class A9, 2.864% due 5/25/45(b)(c)	428,272
133,853	AAA	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% due 7/15/40(c)	133,803
75,625	Ca(e)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.629% (1-Month USD-LIBOR + 0.300%) due 12/25/35(c)	56,716
358,500	AAA	Limerock CLO II Ltd., Series 2014-2A, Class AR, 2.654% (3-Month USD-LIBOR + 1.300%) due 4/18/26(b)(c)	360,482
260,770	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 3.050% (1-Month USD-LIBOR + 1.800%) due 9/15/28(b)(c)	261,559
275,000	Aaa(e)	Magnetite IX Ltd., Series 2014-9A, Class A1R, 2.367% (3-Month USD-LIBOR + 1.000%) due 7/25/26(b)(c)	275,633
122,923	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.467% due 11/21/34(c)	126,429
419,121	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 3.394% due 10/25/32(c)	423,172
337,728	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.579% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	247,205
		Merrill Lynch Mortgage Investors Trust:
25,373	A+	Series 2004-A3, Class 4A3, 3.810% due 5/25/34(c)	25,409
547,108	BBB	Series 2005-2, Class 2A, 3.480% (1-Year CMT Index + 2.250%) due 10/25/35(c)	553,107
693,033	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	753,959
		ML-CFC Commercial Mortgage Trust:
118,645	Caa2(e)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	99,442
148,083	D	Series 2007-9, Class AJ, 6.193% due 9/12/49(c)	122,409
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(e)	Series 2013-C10, Class A4, 4.218% due 7/15/46(c)(m)	32,017
500,000	Aaa(e)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	531,530
370,000	Aaa(e)	Series 2014-C16, Class A5, 3.892% due 6/15/47(m)	390,937
260,000	A-(k)	Series 2016-C30, Class C, 4.269% due 9/15/49(c)(m)	259,546
458,823	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(b)(c)	471,910
580,000	AAA	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% due 2/10/32(b)	599,937
1,940,000	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WHQ4, Class M2, 1.819% (1-Month USD-LIBOR + 0.490%) due 9/25/35(c)	1,937,021
670,000	BBB-	People’s Choice Home Loan Securities Trust, Series 2004-1, Class M1, 2.214% (1-Month USD -LIBOR + 0.885%) due 6/25/34(c)	645,910
		PFS Financing Corp.:
635,000	AAA	Series 2015-AA, Class A, 1.870% (1-Month USD-LIBOR + 0.620%) due 4/15/20(b)(c)	635,939
110,000	AAA	Series 2016-BA, Class A, 1.870% due 10/15/21(b)	109,170
1,040,000	AAA	Series 2017-AA, Class A, 1.830% (1-Month USD-LIBOR + 0.580%) due 3/15/21(b)(c)	1,042,971
1,250,868	A	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 1.579% (1-Month USD -LIBOR + 0.250%) due 7/25/36(c)	1,242,540
		Prime Mortgage Trust:
80,740	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	77,634
22,895	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(b)	22,059
1,088,463	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	813,294
		RAMP Trust:
3,593	CCC	Series 2003-RS4, Class AIIB, 1.989% (1-Month USD-LIBOR + 0.660%) due 5/25/33(c)	3,198
518,827	A-	Series 2003-RS9, Class AI6A, step bond to yield, 5.623% due 10/25/33	546,900
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/13/32(b)(c)	951,209
266,136	Caa2(e)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	266,615
236,591	A	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.532% due 11/25/34(c)	237,785
1,070,204	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 2.129% (1-Month USD -LIBOR + 0.800%) due 7/25/34(c)	1,062,790
145,171	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.533% (1-Month USD-LIBOR + 0.250%) due 7/19/35(c)	141,804
142,560	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.679% (1-Month USD-LIBOR + 0.350%) due 6/25/35(b)(c)	125,809
430,452	Aaa(e)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(b)(c)	428,166
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	536,390
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.600% (1-Month USD-LIBOR + 1.350%) due 6/15/29(b)(c)	100,139
		WaMu Mortgage Pass-Through Certificates Trust:
16,378	BBB+	Series 2004-AR11, Class A, 3.280% due 10/25/34(c)	16,456

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9% - (continued)
$ 69,436		BBB+	Series 2004-AR12, Class A2A, 1.719% (1-Month USD-LIBOR + 0.390%) due 10/25/44(c)	$68,937
477,327		B-	Series 2005-AR4, Class A5, 3.049% due 4/25/35(c)	476,575
195,727		BBB-	Series 2005-AR19, Class A1A2, 1.619% (1-Month USD-LIBOR + 0.290%) due 12/25/45(c)	192,490
1,110,237		B+	Series 2006-AR3, Class A1A, 2.001% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	1,090,746
550,877		CCC	Series 2006-AR13, Class 2A, 2.232% (11th District Cost of Funds Index + 1.500%) due 10/25/46(c)	551,042
247,492		D	Series 2007-HY4, Class 4A1, 3.020% due 9/25/36(c)	225,016
639,435		Ca(e)	Series 2007-OA2, Class 2A, 1.701% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	517,441
			Wells Fargo Commercial Mortgage Trust:
120,000		Aa3(e)	Series 2013-LC12, Class B, 4.427% due 7/15/46(c)	124,357
1,000,000		Aa2(e)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,028,412
150,000		Aaa(e)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	151,479
960,000		Aaa(e)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	968,532
310,000		A-(k)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(c)	305,908
330,000		BBB-(k)	Series 2015-NXS1, Class D, 4.239% due 5/15/48(c)	292,468
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	492,194
			Wells Fargo Mortgage-Backed Securities Trust:
314,267		Caa1(e)	Series 2006-12, Class A3, 6.000% due 10/25/36	316,496
158,593		CCC	Series 2006-AR2, Class 2A1, 3.392% due 3/25/36(c)	160,873
44,998		Caa2(e)	Series 2006-AR7, Class 2A4, 3.336% due 5/25/36(c)	44,667
			WF-RBS Commercial Mortgage Trust:
205,000		Aaa(e)	Series 2011-C2, Class A4, 4.869% due 2/15/44(b)(c)	217,983
634,162		Aaa(e)	Series 2011-C4, Class A3, 4.394% due 6/15/44(b)	645,510
1,779,223		Aaa(e)	Series 2012-C7, Class XA, 1.598% due 6/15/45(b)(c)(l)	89,333
145,000		Aaa(e)	Series 2013-C14, Class A4, 3.073% due 6/15/46	146,962
2,513,642		Aaa(e)	Series 2014-C20, Class XA, 1.294% due 5/15/47(c)(l)	117,811
240,000		BBB-(k)	Series 2014-C22, Class D, 4.055% due 9/15/57(b)(c)	189,849

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,872,661)	78,718,551

SOVEREIGN BONDS - 2.4%
Argentina - 0.1%
920,000		B+	Argentine Republic Government International Bonds, 5.625% due 1/26/22	967,840

Brazil - 0.4%
656,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	671,019
			Brazil Notas do Tesouro Nacional Serie F:
296,000	BRL	BB	10.000% due 1/1/21	96,126
5,296,000	BRL	BB	10.000% due 1/1/23	1,691,137
			Brazilian Government International Bonds:
280,000		BB	4.875% due 1/22/21	297,570
400,000		BB	5.000% due 1/27/45	374,000

			Total Brazil	3,129,852

Canada - 0.2%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	155,444
895,000		A+	Province of Ontario Canada, 1.250% due 6/17/19	884,892

			Total Canada	1,040,336

Colombia - 0.2%
			Colombia Government International Bonds:
220,000		BBB	8.125% due 5/21/24	280,775
200,000		BBB	4.500% due 1/28/26	214,175
235,000		BBB	3.875% due 4/25/27	238,701
370,000		BBB	5.625% due 2/26/44	421,060

			Total Colombia	1,154,711

Indonesia - 0.1%
500,000		BBB-	Indonesia Government International Bonds, 3.750% due 4/25/22	516,253

Mexico - 0.9%
			Mexican Bonos:
30,492,700	MXN	A	6.500% due 6/9/22	1,596,988
15,120,000	MXN	A	10.000% due 12/5/24	938,386
46,325,700	MXN	A	7.750% due 11/13/42	2,539,260
9,400,000	MXN	A3(e)	8.000% due 11/7/47	529,518

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Mexico - 0.9% - (continued)
			Mexico Government International Bonds:
$ 61,000		BBB+	3.500% due 1/21/21	$63,958
174,000		BBB+	3.625% due 3/15/22	182,091
44,000		BBB+	4.000% due 10/2/23	46,376
290,000		BBB+	4.150% due 3/28/27	303,993
210,000		BBB+	4.750% due 3/8/44	213,885

			Total Mexico	6,414,455

Panama - 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	214,250

Peru - 0.0%
			Peruvian Government International Bonds:
60,000		BBB+	6.550% due 3/14/37	81,133
170,000		BBB+	5.625% due 11/18/50	218,025

			Total Peru	299,158

Poland - 0.1%
610,000		BBB+	Poland Government International Bonds, 4.000% due 1/22/24	653,048

Russia - 0.4%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB-	7.000% due 8/16/23	388,139
6,950,000	RUB	NR	7.750% due 9/16/26	121,829
31,310,000	RUB	BBB-	8.150% due 2/3/27	561,531
93,673,000	RUB	BBB-	7.050% due 1/19/28	1,554,502

			Total Russia	2,626,001

Uruguay - 0.0%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	76,860
125,000		BBB	4.375% due 10/27/27	135,391

			Total Uruguay	212,251

			TOTAL SOVEREIGN BONDS (Cost - $18,864,920)	17,228,155

SENIOR LOANS - 2.0%
175,000		NR	American Airlines Inc., (Restricted, cost - $175,656, acquired 10/5/2017), due 6/27/20(f)(n)	175,301
350,000		NR	American Builders & Contractors Supply Co., Inc., (Restricted, cost - $352,625, acquired 10/4/2017), 3.850% (1-Month USD-LIBOR + 2.500%) due 10/31/23(f)	351,766
598,500		NR	Avolon TLB Borrower 1 LLC, (Restricted, cost - $607,478, acquired 1/30/2017), 3.533% (1-Month USD-LIBOR + 2.250%) due 3/21/22(f)	599,595
351,000		NR	Beacon Roofing Supply Inc., (Restricted, cost - $354,109, acquired 10/16/2017), due 1/2/25(f)(n)	352,464
37,198		NR	Berry Global Group Inc., (Restricted, cost - 37,023, acquired 8/10/2017), 3.560% (1-Month USD-LIBOR + 2.250%) due 10/1/22(f)	37,374
87,500		NR	Caesars Resort Collection LLC, (Restricted, cost - $87,719, acquired 10/4/2017), due 10/2/24(f)(n)	88,078
300,000		NR	CenturyLink Inc., (Restricted, cost - $297,620, acquired 5/19/2017), 4.100% (1-Month USD-LIBOR + 2.750%/3-Month USD-PRIME+1.750%) due 1/31/25(f)	288,158
80,500		NR	Change Healthcare Holdings Inc., (Restricted, cost - $81,003, acquired 10/12/2017), 4.100% (1-Month USD-LIBOR + 2.750%) due 3/1/24(f)	80,807
345,500		NR	Charter Communications Operating LLC, (Restricted, cost - $346,344, acquired 12/23/2016), 3.600% (1-Month USD-LIBOR + 2.250%) due 1/15/24(f)	347,443
31,500		NR	CityCenter Holdings LLC, (Restricted, cost - $31,658, acquired 10/12/2017), 3.850% (1-Month USD-LIBOR + 2.500%) due 4/18/24(f)	31,683
610,000		NR	Dell International LLC, (Restricted, cost - $611,700, acquired 10/27/2017), 3.350% (1-Month USD-LIBOR + 2.000%) due 9/7/23(f)	611,086
2,100,000		NR	Delos Finance SARL, (Restricted, cost - $2,118,375, acquired 8/9/2017), 3.333% (3-Month USD-LIBOR + 2.000%) due 10/6/23(f)	2,119,362
1,088,889		NR	Delta Air Lines Inc., (Restricted, cost - $1,098,417, acquired 10/24/2016), 3.850% (1-Month USD-LIBOR + 2.500%) due 8/24/22(f)	1,100,050
350,000		NR	First Data Corp., (Restricted, cost - $351,750, acquired 10/12/2017), 3.563% (1-Month USD-LIBOR + 2.250%) due 7/8/22(f)	350,499
2,460,000		NR	Flying Fortress Inc., (Restricted, cost - $2,482,125, acquired 8/2/2017), 3.333% (3-Month USD-LIBOR + 2.000%) due 10/30/22(f)	2,483,505
58,000		NR	HCA Inc., (Restricted, cost - $58,435, acquired 10/19/2017), due 2/15/24(f)(n)	58,411

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 2.0% - (continued)
$ 346,185	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $347,133, acquired 8/18/2016), 3.327% (1-Month USD-LIBOR + 2.000%) due 10/25/23(f)	$348,316
350,000	NR	Level 3 Financing Inc., (Restricted, cost - $351,094, acquired 10/6/2017), due 2/22/24(f)(n)	350,136
138,500	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost - $139,193, acquired 10/16/2017), 3.600% (1-Month USD-LIBOR + 2.250%) due 4/25/23(f)	139,279
200,389	NR	Michaels Stores Inc., (Restricted, cost - $201,892, acquired 9/28/2016), 4.070% (1-Month USD-LIBOR + 2.750%) due 1/30/23(f)	199,024
351,000	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $354,673, acquired 10/13/2017), due 6/7/23(f)(n)	351,686
256,000	NR	Numericable U.S. LLC, (Restricted, cost - $255,800, acquired 10/6/2017), 4.349% (3-Month USD-LIBOR + 3.000%) due 1/31/26(f)	250,606
56,000	NR	ON Semiconductor Corp., (Restricted, cost - $56,350, acquired 10/11/2017), due 3/31/23(f)(n)	56,288
280,912	NR	Party City Holdings Inc., (Restricted, cost - $281,615, acquired 10/20/2016), 4.439% (3-Month USD-LIBOR + 3.000%) due 8/19/22(f)	281,689
350,000	NR	Prime Security Services Borrower LLC, (Restricted, cost - $353,500, acquired 10/4/2017), due 5/2/22(f)(n)	353,045
987,010	NR	RPI Finance Trust, (Restricted, cost - $998,114, acquired 4/17/2017), 3.333% (3-Month USD-LIBOR + 2.000%) due 3/27/23(f)	992,562
74,000	NR	Sprint Communications Inc., (Restricted, cost - $74,370, acquired 10/16/2017), 3.875% (1-Month USD-LIBOR + 2.500%) due 2/2/24(f)	74,102
126,400	NR	Staples Inc., (Restricted, cost - $126,089, acquired 10/13/2017), 5.310% (3-Month USD-LIBOR + 4.000%) due 9/12/24(f)	121,367
140,000	NR	Trans Union LLC, (Restricted, cost - $140,175, acquired 10/18/2017), 3.350% (1-Month USD-LIBOR + 2.000%) due 4/10/23(f)	140,753
610,000	NR	United AirLines Inc., (Restricted, cost - $615,338, acquired 10/27/2017), due 4/1/24(f)(n)	612,193
84,000	NR	Unitymedia Hessen GmbH & Co. KG, (Restricted, cost - $84,105, acquired 10/26/2017), due 9/30/25(f)(n)	84,122
280,000	NR	UPC Financing Partnership, (Restricted, cost - $280,439, acquired 10/13/2017), 3.750% (1-Month USD-LIBOR + 2.500%) due 1/15/26(f)	280,554
610,000	NR	Western Digital Corp., (Restricted, cost - $616,100, acquired 10/27/2017), due 4/29/23(f)(n)	612,983

		TOTAL SENIOR LOANS (Cost - $14,368,011)	14,324,287

ASSET-BACKED SECURITIES - 2.0%
Automobiles - 0.3%
		AmeriCredit Automobile Receivables Trust:
170,000	AAA	Series 2016-2, Class A3, 1.600% due 11/9/20	169,798
70,000	AAA	Series 2017-1, Class A3, 1.870% due 8/18/21	69,858
		Drive Auto Receivables Trust:
170,000	AAA	Series 2017-3, Class A3, 1.850% due 4/15/20	169,896
336,286	AAA	Series 2017-BA, Class A2, 1.590% due 12/17/18(b)	336,685
1,380,000	Aaa(e)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(b)	1,378,810
100,000	AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(b)	99,800

		Total Automobiles	2,224,847

Credit Cards - 0.3%
740,000	AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	731,959
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.016% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	318,683
645,000	AAA	Discover Card Execution Notes Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	643,481
565,000	AAA	Synchrony Credit Card Master Notes Trust, Series 2012-7, Class A, 1.760% due 9/15/22	561,668

		Total Credit Cards	2,255,791

Student Loans - 1.4%
456,307	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 1.418% (3-Month USD-LIBOR + 0.090%) due 3/25/42(b)(c)	430,551
		Navient Private Education Loan Trust:
493,571	AAA	Series 2014-AA, Class A2B, 2.500% (1-Month USD-LIBOR + 1.250%) due 2/15/29(b)(c)	502,436
128,889	AAA	Series 2014-CTA, Class A, 1.950% (1-Month USD-LIBOR + 0.700%) due 9/16/24(b)(c)	129,275
		Navient Student Loan Trust:
600,000	AAA	Series 2017-1A, Class A2, 2.078% (1-Month USD-LIBOR + 0.750%) due 7/26/66(b)(c)	607,019

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Student Loans - 1.4% - (continued)
$ 240,000	AA+	Series 2017-3A, Class A3, 2.378% (1-Month USD-LIBOR + 1.050%) due 7/26/66(b)(c)	$243,996
500,000	AAA	Series 2017-4A, Class A2, 1.828% (1-Month USD-LIBOR + 0.500%) due 9/27/66(b)(c)	502,422
		SLC Student Loan Trust:
240,000	AA+	Series 2005-1, Class A4, 1.566% (3-Month USD-LIBOR + 0.150%) due 2/15/45(c)	232,357
1,820,000	AAA	Series 2005-3, Class A3, 1.440% (3-Month USD-LIBOR + 0.120%) due 6/15/29(c)	1,811,116
		SLM Private Education Loan Trust:
271,178	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(b)	272,249
187,310	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(b)	187,409
		SLM Student Loan Trust:
245,633	AA+	Series 2003-4, Class A5E, 2.070% (3-Month USD-LIBOR + 0.750%) due 3/15/33(b)(c)	244,900
1,400,000	AAA	Series 2004-1, Class A4, 1.627% (3-Month USD-LIBOR + 0.260%) due 10/27/25(c)	1,397,468
550,000	AAA	Series 2005-5, Class A4, 1.507% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	547,133
880,000	AA+	Series 2005-5, Class A5, 2.117% (3-Month USD-LIBOR + 0.750%) due 10/25/40(c)	872,389
642,770	AAA	Series 2005-8, Class A4, 1.917% (3-Month USD-LIBOR + 0.550%) due 1/25/28(c)	646,513
		SMB Private Education Loan Trust:
104,839	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(b)	105,761
545,000	AAA	Series 2015-C, Class A3, 3.200% (1-Month USD-LIBOR + 1.950%) due 8/16/32(b)(c)	572,006
100,000	Aaa(e)	Series 2016-A, Class A2A, 2.700% due 5/15/31(b)	99,819
220,000	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(b)	219,854
130,000	AAA	Series 2017-B, Class A2B, 2.101% (1-Month USD-LIBOR + 0.750%) due 10/15/35(b)(c)	130,658

		Total Student Loans	9,755,331

		TOTAL ASSET-BACKED SECURITIES (Cost - $14,113,023)	14,235,969

MUNICIPAL BONDS - 0.3%
California - 0.1%
		University of California, Revenue Bonds:
25,000	AA	Series AD 4.858% due 5/15/12	27,610
400,000	AA	Series AJ 4.601% due 5/15/31	450,444
266,000	AA	Series AQ 4.767% due 5/15/15	288,400

		Total California	766,454

Massachusetts - 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	110,706

New Jersey - 0.0%
110,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	117,716

New York - 0.1%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	653,665
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	91,250
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	312,887

		Total New York	1,057,802

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(o)	251,239

Virginia - 0.1%
257,185	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	271,935

		TOTAL MUNICIPAL BONDS (Cost - $2,469,117)	2,575,852

Shares/Units
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
3,800		GMAC Capital Trust I, 7.201% (3-Month USD - LIBOR + 5.785%)(c) (Cost - $94,240)	99,256

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $714,172,106)	714,778,884

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Rating††	Security	Value
SHORT-TERM INVESTMENTS (p) - 7.5%
MONEY MARKET FUND - 0.1%
$ 458,156			Invesco STIT - Government & Agency Portfolio, Institutional Class(q) (Cost - $458,156)	$458,156

REPURCHASE AGREEMENT - 2.6%
19,000,000			Merrill Lynch & Co., Inc. repurchase agreement dated 11/30/17, 1.030% due 12/1/17, Proceeds at maturity - $19,000,544; (Fully collateralized by U.S. Treasury Bonds, 3.000%, due 11/15/44; Market Valued - $19,436,042)(r) (Cost - $19,000,000)	19,000,000

SOVEREIGN BOND - 1.2%
1,000,000,000	JPY	F1u(k)	Japan Treasury Discount Bills, (0.181)% due 1/29/18(r) (Cost - $8,890,443)	8,889,653

TIME DEPOSITS - 2.3%
4,698,358			Banco Santander SA - Frankfurt, 0.600% due 12/1/17	4,698,358
4,375,003			BNP Paribas - Paris, 0.600% due 12/1/17	4,375,003
325,070	EUR		Citibank - London, (0.568)% due 12/1/17	386,915
2,578,993	JPY		Skandinaviska Enskilda Banken AB - Stockholm, (0.230)% due 12/1/17	22,915
6,890,026			Standard Chartered Bank - London, 0.600% due 12/1/17	6,890,026

			TOTAL TIME DEPOSITS (Cost - $16,373,217)	16,373,217

U.S. GOVERNMENT AGENCIES - 0.5%
			Federal Home Loan Bank Discount Notes:
710,000			1.241% due 1/17/18(r)	708,851
1,070,000			1.242% due 1/24/18(r)	1,068,010
990,000			1.133% due 1/26/18(r)	988,260
1,020,000			1.155% due 2/28/18(r)	1,017,100

			TOTAL U.S. GOVERNMENT AGENCIES (Cost - $3,782,221)	3,782,221

U.S. GOVERNMENT OBLIGATIONS - 0.8%
			United States Treasury Bills:
5,669,000			1.089% due 1/18/18(r)	5,660,791
103,000			1.082% due 3/1/18(r)(s)	102,723

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,763,514)	5,763,514

			TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $54,267,551)	54,266,761

			TOTAL INVESTMENTS IN SECURITIES (Cost - $768,439,657)	769,045,645

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $93,928)	61,314

			TOTAL INVESTMENTS - 106.2% (Cost - $768,533,585)	769,106,959

			Liabilities in Excess of Other Assets - (6.2)%	(45,176,275)

			TOTAL NET ASSETS - 100.0%	$723,930,684

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Principal only security.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $68,199,051 and represents 8.87% of net assets.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2017, amounts to approximately $14,527,297 and represents 2.01% of net assets.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Rating by Fitch Ratings Service.
(l)	Interest only security.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(m)	Affiliated security. As at November 30, 2017, total cost and total market value of affiliated securities amounted to $1,191,260 and $1,214,030, respectively.

Underlying Security	Face Amount held at August 31, 2017	Face Amount purchased	Face Amount sold*	Face Amount held at November 30, 2017
Morgan Stanley Bank Of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.218% due 7/15/46	$30,000	$—	$—	$30,000
Series 2013-C13, Class A4, 4.039% due 11/15/46	500,000	—	—	500,000
Series 2014-C16, Class A5, 3.892% due 6/15/47	370,000	—	—	370,000
Series 2016-C30, Class C, 4.269% due 9/15/49	260,000	—	—	260,000

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Net Increase/Decrease in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income from Affiliated Investments	Ending Value as of November 30, 2017
Morgan Stanley Bank Of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.218% due 7/15/46	$—	$(691)	$313	$32,017
Series 2013-C13, Class A4, 4.039% due 11/15/46	—	(9,960)	5,049	531,530
Series 2014-C16, Class A5, 3.892% due 6/15/47	—	(6,667)	3,600	390,937
Series 2016-C30, Class C, 4.269% due 9/15/49	—	(5,427)	2,771	259,546

	$—	$(22,745)	$11,733	$1,214,030

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(p)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 7.4%.
(q)	Represents investment of collateral received from securities lending transactions.
(r)	Rate shown represents yield-to-maturity.
(s)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(t)	Security that used significant unobservable inputs to determine fair value.

At November 30, 2017, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Fixed Income Fund	$768,660,935	$15,982,975	$(15,340,083)	$642,892

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
LIBOR	—	London Interbank Offered rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporated
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	26.4%
Corporate Bonds & Notes	26.2
Mortgage-Backed Securities	23.8
Collateralized Mortgage Obligations	10.2
Sovereign Bonds	2.2
Senior Loans	1.9
Asset-Backed Securities	1.9
Municipal Bonds	0.3
Preferred Stock	0.0	**
Purchased Options	0.0	**
Short-Term Investments	7.1

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Purchased

Options on Futures

Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
41	$10,035,775		1-Year Eurodollar Mid-Curve February Futures, Put	GSC	2/16/18		$97.88	$8,713
41	10,035,775		1-Year Eurodollar Mid-Curve January Futures, Put	GSC	1/12/18		97.88	6,406
29	7,124,938		3-Month Eurodollar January Futures, Call	GSC	1/12/18		98.50	181
23	5,650,813		3-Month Eurodollar March Futures, Put	GSC	3/19/18		98.25	2,731
6	975,060	EUR	Euro-Bund February Futures, Put	GSC	1/26/18	EUR	162.00	5,642
52	6,064,500		U.S. Treasury 5-Year Note January Futures, Call	GSC	12/22/17		117.00	3,250
9	1,120,219		U.S. Treasury 10-Year Note December Futures, Call	GSC	12/8/17		125.00	422
3	373,406		U.S. Treasury 10-Year Note December Futures, Call	GSC	12/15/17		125.00	281
18	2,240,438		U.S. Treasury 10-Year Note January Futures, Call	GSC	12/22/17		124.50	4,500
18	2,240,438		U.S. Treasury 10-Year Note January Futures, Call	GSC	12/22/17		125.25	1,688
9	1,120,219		U.S. Treasury 10-Year Note January Futures, Call	GSC	12/22/17		125.50	562
13	1,618,094		U.S. Treasury 10-Year Note January Futures, Put	GSC	12/22/17		123.75	4,063
34	4,231,938		U.S. Treasury 10-Year Note January Futures, Put	GSC	12/22/17		124.00	14,344
11	1,674,063		U.S. Treasury Bond January Futures, Call	GSC	12/22/17		153.00	6,531
16	2,435,000		U.S. Treasury Long Bond December Futures, Call	GSC	12/8/17		154.00	2,000

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $93,928)					$61,314

Schedule of Options Contracts Written

Options on Futures

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price	Value
41	$10,035,775	1-Year Eurodollar Mid-Curve February Futures, Put	GSC	2/16/18	$97.75	$3,587
41	10,035,775	1-Year Eurodollar Mid-Curve January Futures, Put	GSC	1/12/18	97.75	1,794
26	3,032,250	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/22/17	117.75	406
46	5364,750	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/22/17	118.25	359
26	3,032,250	U.S. Treasury 5-Year Note January Futures, Put	GSC	12/22/17	115.50	1,016
35	4,081,875	U.S. Treasury 5-Year Note January Futures, Put	GSC	12/22/17	116.25	7,383
26	3,032,250	U.S. Treasury 5-Year Note March Futures, Call	GSC	2/23/18	118.50	1,219
26	3,032,250	U.S. Treasury 5-Year Note March Futures, Put	GSC	2/23/18	115.50	5,078
14	1,742,563	U.S. Treasury 10-Year Note February Futures, Call	GSC	1/26/18	126.50	1,094
14	1,742,563	U.S. Treasury 10-Year Note February Futures, Put	GSC	1/26/18	122.50	2,625
16	1,991,500	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/22/17	126.00	500
12	1,493,625	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/22/17	122.00	375
4	608,750	U.S. Treasury Bond January Futures, Call	GSC	12/22/17	154.00	1,375
20	3,043,750	U.S. Treasury Bond January Futures, Call	GSC	12/22/17	155.00	3,750
10	1,521,875	U.S. Treasury Bond January Futures, Put	GSC	12/22/17	146.00	469
14	2,130,625	U.S. Treasury Bond March Futures, Call	GSC	2/23/18	158.00	5,469

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $58,349)				$36,499

At November 30, 2017, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-BTP March Futures	42	3/18	$6,920,780	$6,953,179	$32,399
U.S. Treasury 2-Year Note March Futures	116	3/18	24,884,578	24,871,125	(13,453)
U.S. Treasury 5-Year Note March Futures	490	3/18	57,184,295	57,008,437	(175,858)
U.S. Treasury 10-Year Note March Futures	160	3/18	19,955,586	19,847,500	(108,086)
U.S. Treasury Ultra Long Bond March Futures	49	3/18	8,130,403	8,078,875	(51,528)

					(316,526)

Contracts to Sell:
90-Day Eurodollar December Futures	329	12/17	81,072,650	80,975,125	97,525
90-Day Eurodollar December Futures	62	12/18	15,185,000	15,178,375	6,625
90-Day Eurodollar December Futures	48	12/19	11,710,800	11,728,200	(17,400)
90-Day Eurodollar June Futures	105	6/18	25,775,800	25,752,562	23,238
90-Day Eurodollar March Futures	211	3/18	51,900,050	51,829,512	70,538
90-Day Eurodollar September Futures	18	9/18	4,427,100	4,410,450	16,650
Euro FX Currency December Futures	6	12/17	898,200	893,100	5,100
Euro-BTP December Futures	21	12/17	3,504,310	3,521,081	(16,771)
Euro-Bund March Futures	96	3/18	18,578,862	18,557,616	21,246
Japan Government 10-Year Bond December Futures	5	12/17	6,721,756	6,705,318	16,438
U.S. Treasury 2-Year Note March Futures	27	3/18	5,791,500	5,788,969	2,531
U.S. Treasury Long Bond March Futures	74	3/18	11,338,273	11,227,187	111,086
U.S. Ultra Long Bond March Futures	21	3/18	2,809,696	2,796,610	13,086

					349,892

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$33,366

At November 30, 2017, Core Fixed Income Fund had deposited cash of $249,012 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2017, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	446,000	USD	594,447	CITI	$604,309	1/19/18	$9,862
Euro	150,000	USD	178,010	CITI	179,121	1/19/18	1,111
Euro	550,000	USD	654,197	CITI	656,776	1/19/18	2,579
Indian Rupee	124,380,000	USD	1,884,888	CITI	1,918,662	1/19/18	33,774
Indonesian Rupiah	24,550,200,000	USD	1,804,352	CITI	1,807,030	1/19/18	2,678
Japanese Yen	268,580,000	USD	2,369,279	CITI	2,393,036	1/19/18	23,757

							73,761

Contracts to Sell:
Chinese Offshore Renminbi	11,954,157	USD	1,787,939	CITI	1,801,691	1/19/18	(13,752)
Chinese Onshore Renminbi	26,818,047	USD	4,046,785	CITI	4,044,305	1/19/18	2,480
Euro	542,788	USD	644,485	CITI	648,164	1/19/18	(3,679)
Indonesian Rupiah	526,730,000	USD	38,461	CITI	38,770	1/19/18	(309)
Japanese Yen	551,620,558	USD	4,937,280	CITI	4,914,914	1/19/18	22,366
Japanese Yen	1,000,000,000	USD	8,935,353	GSC	8,914,835	1/29/18	20,518
Mexican Peso	27,180,000	USD	1,428,226	CITI	1,446,080	1/19/18	(17,854)
Philippine Peso	120,583,000	USD	2,318,012	CITI	2,387,224	1/19/18	(69,212)

							(59,442)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$14,319

At November 30, 2017, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.474%	11/15/43	6-Month	USD	9,087,000	$222,693	$192,022	$30,671
Receive	3-Month USD-LIBOR	2.630%	11/15/43	6-Month	USD	870,000	(4,397)	(6,323)	1,926

							$218,296	$185,699	$32,597

Currency Abbreviations used in this schedule:

BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:

CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 202-203 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.4%
Aerospace & Defense - 0.6%
$ 280,000	BBB-	Arconic Inc., Senior Unsecured Notes, 5.950% due 2/1/37	$304,500
300,000	B+	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	312,750
		TransDigm Inc., Company Guaranteed Notes:
50,000	B-	5.500% due 10/15/20	50,562
400,000	B-	6.500% due 5/15/25	409,240

		Total Aerospace & Defense	1,077,052

Air Freight & Logistics - 0.9%
75,000	B-	CEVA Group PLC, Senior Secured Notes, 7.000% due 3/1/21(a)	72,750
250,000	B	Con-Way Inc., Senior Unsecured Notes, 6.700% due 5/1/34	250,625
245,667	CCC-	Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 4/1/20(a)(b)	114,235
90,000	CCC+	Neovia Logistics services LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	75,150
		XPO Logistics Inc., Company Guaranteed Notes:
100,000	BB-	6.500% due 6/15/22(a)	104,875
850,000	BB-	6.125% due 9/1/23(a)	901,000

		Total Air Freight & Logistics	1,518,635

Airlines - 0.4%
212,233	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 5.600% due 7/15/20(a)	221,412
323,412	BBB-	United Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.750% due 4/11/22	336,446
183,445	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	200,698

		Total Airlines	758,556

Auto Components - 0.4%
300,000	BB	Adient Global Holdings Ltd., Company Guaranteed Notes, 4.875% due 8/15/26(a)	309,186
55,000	B	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 4/1/25(a)	56,650
130,000	(P)BB	Delphi Technologies PLC, Senior Unsecured Notes, 5.000% due 10/1/25(a)	132,357
		Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes:
210,000	BB	5.125% due 11/15/23	218,400
10,000	BB	5.000% due 5/31/26	10,390

		Total Auto Components	726,983

Automobiles - 0.9%
		Allison Transmission Inc., Senior Unsecured Notes:
320,000	Ba3(c)	5.000% due 10/1/24(a)	334,096
190,000	Ba3(c)	4.750% due 10/1/27(a)	192,138
405,000	BB-	Deck Chassis Acquisition Inc., Secured Notes, 10.000% due 6/15/23(a)	448,537
200,000	BB-	IHO Verwaltungs GmbH, Senior Secured Notes, 4.750% (4.750% cash or 5.500% PIK) due 9/15/26(a)(b)	203,000
410,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	438,343

		Total Automobiles	1,616,114

Banks - 2.3%
450,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625% (5-Year USD Swap Rate + 6.314%)(a)(d)(e)	498,375
		CIT Group Inc., Senior Unsecured Notes:
13,000	BB+	5.375% due 5/15/20	13,812
500,000	BB+	5.000% due 8/1/23	539,350
		Credit Agricole SA, Junior Subordinated Notes:
200,000	BB+	8.125% (5-Year USD Swap Rate + 6.185%)(a)(d)(e)	240,665
210,000	BB+	8.375% (3-Month USD-LIBOR + 6.982%)(a)(d)(e)	232,050
1,000,000	BB	Credit Suisse Group AG, Junior Subordinated Notes, 6.250% (5-Year USD Swap Rate + 3.455%)(a)(d)(e)	1,087,914
570,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 3.780%)(d)(e)	652,542
700,000	B	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(d)(e)	791,000

		Total Banks	4,055,708

Beverages - 0.4%
270,000	B-	Beverages & More Inc., Senior Secured Notes, 11.500% due 6/15/22(a)	249,075

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Beverages - 0.4% - (continued)
$ 170,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	$172,444
210,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	216,930

		Total Beverages	638,449

Biotechnology - 0.1%
250,000	BB-	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	246,250

Building Products - 0.5%
320,000	B+	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)	334,800
		Standard Industries Inc., Senior Unsecured Notes:
200,000	BBB-	5.375% due 11/15/24(a)	211,500
295,000	BBB-	6.000% due 10/15/25(a)	319,397

		Total Building Products	865,697

Capital Markets - 0.1%
200,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	214,750

Chemicals - 1.6%
200,000	CCC+	Alpha 3 BV/Alpha US Bidco Inc., Company Guaranteed Notes, 6.250% due 2/1/25(a)	206,000
95,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 5.375% due 5/15/27	99,275
200,000	B	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	200,810
375,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)	388,594
40,000	B	PQ Corp., Company Guaranteed Notes, 5.750% due 12/15/25(a)	41,000
90,000	BB+	SPCM SA, Senior Unsecured Notes, 4.875% due 9/15/25(a)	91,800
90,000	B-	Tronox Finance PLC, Company Guaranteed Notes, 5.750% due 10/1/25(a)	93,825
		Valvoline Inc., Company Guaranteed Notes:
825,000	BB+	5.500% due 7/15/24(a)	876,562
220,000	BB+	4.375% due 8/15/25(a)	221,375
300,000	BB-	Venator Finance Sarl/Venator Materials LLC, Company Guaranteed Notes, 5.750% due 7/15/25(a)	317,250
300,000	BB+	WR Grace & Co-Conn, Company Guaranteed Notes, 5.125% due 10/1/21(a)	318,375

		Total Chemicals	2,854,866

Commercial Services & Supplies - 4.6%
210,000	BB-	ACCO Brands Corp., Company Guaranteed Notes, 5.250% due 12/15/24(a)	219,187
		ADT Corp. (The), Senior Secured Notes:
300,000	BB-	6.250% due 10/15/21	331,500
260,000	BB-	4.125% due 6/15/23	263,411
300,000	B	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	310,500
380,000	BBB-	Ashtead Capital Inc., Secured Notes, 5.625% due 10/1/24(a)	404,700
270,000	BB	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	268,515
		Covanta Holding Corp., Senior Unsecured Notes:
325,000	B	5.875% due 3/1/24	329,062
420,000	B	5.875% due 7/1/25	421,050
200,000	B-	GFL Environmental Inc., Senior Unsecured Notes, 9.875% due 2/1/21(a)	212,750
100,000	B-	Hertz Corp. (The), Company Guaranteed Notes, 5.500% due 10/15/24(a)	89,500
645,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	665,962
250,000	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	259,375
425,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	450,764
230,000	CCC	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	194,925
210,000	BB+	Nielsen Co. Luxembourg SARL (The), Company Guaranteed Notes, 5.000% due 2/1/25(a)	218,925
875,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	967,969
		ServiceMaster Co. LLC (The):
250,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	254,375
360,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	391,500
510,000	B-	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	518,925
145,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	152,613
		UR Financing Escrow Corp., Company Guaranteed Notes:
40,000	BB-	5.750% due 11/15/24	42,350
60,000	BB-	4.625% due 10/15/25	61,290
300,000	BB-	5.875% due 9/15/26	324,000
280,000	BB-	5.500% due 5/15/27	297,500
160,000	BB-	4.875% due 1/15/28	162,200
180,000	CCC+	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	176,625

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies - 4.6% - (continued)
$ 30,000	CCC+	Wrangler Buyer Corp., Senior Unsecured Notes, 6.000% due 10/1/25(a)	$30,600

		Total Commercial Services & Supplies	8,020,073

Communications Equipment - 0.4%
		CommScope Technologies LLC, Company Guaranteed Notes:
500,000	BB-	6.000% due 6/15/25(a)	537,500
160,000	BB-	5.000% due 3/15/27(a)	160,400
30,000	NR	Finisar Corp., Senior Unsecured Notes, 0.500% due 12/15/33	30,338

		Total Communications Equipment	728,238

Construction & Engineering - 0.2%
290,000	B+	Weekley Homes LLC/Weekley Finance Corp., Senior Unsecured Notes, 6.625% due 8/15/25(a)	284,244

Construction Materials - 0.1%
130,000	BB-	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.125% due 6/1/25(a)	132,925

Consumer Finance - 0.8%
350,000	BB+	Ally Financial Inc., Senior Unsecured Notes, 5.125% due 9/30/24	382,375
210,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	219,450
		Navient Corp., Senior Unsecured Notes:
150,000	B+	8.450% due 6/15/18	155,025
150,000	B+	8.000% due 3/25/20	163,875
150,000	B+	5.000% due 10/26/20	153,187
140,000	B+	5.875% due 3/25/21	146,125
100,000	B+	6.625% due 7/26/21	106,000
100,000	B+	5.875% due 10/25/24	101,030

		Total Consumer Finance	1,427,067

Containers & Packaging - 1.7%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
		Company Guaranteed Notes:
740,000	B	7.250% due 5/15/24(a)	813,075
620,000	B	6.000% due 2/15/25(a)	660,362
200,000	BB	Senior Secured Notes, 4.250% due 9/15/22(a)	204,975
225,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 7.250% due 4/15/25(a)	233,719
		Pactiv LLC, Senior Unsecured Notes:
100,000	B-	7.950% due 12/15/25	113,625
680,000	B-	8.375% due 4/15/27	778,600
100,000	B	Plastipak Holdings Inc., Senior Unsecured Notes, 6.250% due 10/15/25(a)	102,250

		Total Containers & Packaging	2,906,606

Diversified Consumer Services - 0.3%
		Service Corp. International, Senior Unsecured Notes:
125,000	BB	5.375% due 5/15/24	132,031
130,000	BB	7.500% due 4/1/27	155,025
180,000	CCC+	Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	184,050

		Total Diversified Consumer Services	471,106

Diversified Financial Services - 1.8%
280,000	CCC+	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	275,100
		DAE Funding LLC, Company Guaranteed Notes:
230,000	BB	4.500% due 8/1/22(a)	229,425
505,000	BB	5.000% due 8/1/24(a)	506,263
220,000	B	Exela Intermediate LLC/Exela Finance Inc., Senior Secured Notes, 10.000% due 7/15/23(a)	207,625
320,000	B+	FBM Finance Inc., Senior Secured Notes, 8.250% due 8/15/21(a)	343,200
350,000	CCC+	KCA Deutag UK Finance PLC, Senior Secured Notes, 9.875% due 4/1/22(a)	370,125
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
160,000	BB-	Company Guaranteed Notes, 5.250% due 10/1/25(a)	160,000
210,000	BB-	Senior Unsecured Notes, 5.250% due 3/15/22(a)	217,350
510,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	538,687
230,000	B-	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	212,750

		Total Diversified Financial Services	3,060,525

Diversified Telecommunication Services - 3.0%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	B+	6.450% due 6/15/21	120,000
150,000	B+	5.800% due 3/15/22	144,000
150,000	B+	6.750% due 12/1/23(f)	145,080

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services - 3.0% - (continued)
$ 285,000	B-	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(a)	$277,163
		Frontier Communications Corp., Senior Unsecured Notes:
50,000	B	6.250% due 9/15/21	37,125
40,000	B	10.500% due 9/15/22	31,800
230,000	B	11.000% due 9/15/25	177,675
		Hughes Satellite Systems Corp.:
500,000	BB-	Company Guaranteed Notes, 6.625% due 8/1/26	524,375
230,000	BBB-	Senior Secured Notes, 5.250% due 8/1/26	234,326
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
190,000	CCC+	7.500% due 4/1/21	177,887
120,000	CCC+	5.500% due 8/1/23	98,550
220,000	CCC+	9.750% due 7/15/25(a)	213,675
400,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	424,000
		Level 3 Financing Inc., Company Guaranteed Notes:
250,000	BB	5.375% due 8/15/22	252,500
400,000	BB	5.125% due 5/1/23	401,000
250,000	BB	5.250% due 3/15/26	245,781
600,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	642,180
435,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23(a)	452,944
300,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 8/15/26(a)	314,010
		Windstream Services LLC/Windstream Finance Corp., Company Guaranteed Notes:
110,000	B-	7.750% due 10/15/20(f)	95,700
356,000	B-	6.375% due 8/1/23(a)(f)	233,180

		Total Diversified Telecommunication Services	5,242,951

Electric Utilities - 0.8%
214,345	B-	Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Thru Certificates, 10.060% due 12/30/28	208,986
		NextEra Energy Operating Partners LP, Company Guaranteed Notes:
70,000	BB	4.250% due 9/15/24(a)	70,875
105,000	BB	4.500% due 9/15/27(a)	105,263
1,490,000	CCC+	NRG REMA LLC, Pass-Thru Certificates, 9.681% due 7/2/26	1,020,203

		Total Electric Utilities	1,405,327

Energy Equipment & Services - 0.8%
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
180,000	BB-	4.250% due 11/15/23	177,975
40,000	BB-	5.125% due 2/1/25	41,050
40,000	BB-	5.375% due 2/1/27	41,150
905,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 6.625% due 2/15/25(a)	868,800
		Weatherford International Ltd., Company Guaranteed Notes:
55,000	B-	8.250% due 6/15/23	55,000
130,000	B-	9.875% due 2/15/24	136,987

		Total Energy Equipment & Services	1,320,962

Food Products - 1.9%
200,000	BB+	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(a)	213,250
320,000	BB-	Dean Foods Co., Company Guaranteed Notes, 6.500% due 3/15/23(a)	318,400
300,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	324,000
400,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	422,000
		Pilgrim’s Pride Corp.:
50,000	B+	Company Guaranteed Notes, 5.750% due 3/15/25(a)	52,600
200,000	B+	Senior Unsecured Notes, 5.875% due 9/30/27(a)	209,250
		Post Holdings Inc., Company Guaranteed Notes:
315,000	B	5.500% due 3/1/25(a)	327,994
200,000	B	5.000% due 8/15/26(a)	198,750
180,000	B	5.625% due 1/15/28(a)	181,575
300,000	BB	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(a)	315,375
625,000	B+	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	659,375

		Total Food Products	3,222,569

Health Care Equipment & Supplies - 0.7%
60,000	CCC	DJO Finance LLC/DJO Finance Corp., Secured Notes, 10.750% due 4/15/20	54,300
310,000	CCC	DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(a)	295,081
50,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.375% due 10/15/25(a)	51,250

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Equipment & Supplies - 0.7% - (continued)
$ 70,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	$72,800
365,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	408,800
140,000	BB-	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.750% due 8/1/22(a)	129,850
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	118,163

		Total Health Care Equipment & Supplies	1,130,244

Health Care Providers & Services - 6.6%
		BioScrip Inc.:
590,000	CC	Company Guaranteed Notes, 8.875% due 2/15/21(f)	531,000
649,000	CCC+	First Lien Notes, (Restricted, cost - $643,281, acquired 6/26/2017), Senior Secured Notes, 8.875%, due 8/15/20(d)(g)(h)(i)(n)	650,493
		Centene Corp., Senior Unsecured Notes:
500,000	BB+	4.750% due 5/15/22	521,505
1,000,000	BB+	6.125% due 2/15/24	1,072,500
		CHS/Community Health Systems Inc.:
100,000	CCC	Company Guaranteed Notes, 8.000% due 11/15/19(f)	89,875
610,000	B+	Senior Secured Notes, 6.250% due 3/31/23	573,400
		DaVita Inc., Company Guaranteed Notes:
70,000	B+	5.125% due 7/15/24	71,356
210,000	B+	5.000% due 5/1/25	210,588
215,000	CCC+	Eagle Holding Co. II LLC, Senior Unsecured Notes, 7.625% (7.625% cash or 8.375% PIK) due 5/15/22(a)(b)	218,762
1,080,000	B	Envision Healthcare Corp., Company Guaranteed Notes, 6.250% due 12/1/24(a)	1,143,450
940,000	NR	Escrow Magellan Health, (Restricted, cost - $0, acquired 4/14/2015), 9.750% due 5/15/20(g)(h)(i)(n)	—
		HCA Inc.:
		Company Guaranteed Notes:
495,000	B+	7.500% due 2/15/22	559,350
685,000	B+	5.375% due 2/1/25	712,400
200,000	B+	7.500% due 11/6/33	224,000
210,000	B+	7.500% due 11/15/95	215,250
		Senior Secured Notes:
330,000	BBB-	5.250% due 6/15/26	351,244
510,000	BBB-	5.500% due 6/15/47	517,650
1,150,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	1,237,687
405,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(b)	422,375
310,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	282,100
1,105,000	CCC+	Tenet Healthcare Corp., Senior Unsecured Notes, 8.125% due 4/1/22	1,098,094
520,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	551,850
190,000	CCC+	West Street Merger Sub Inc., Senior Unsecured Notes, 6.375% due 9/1/25(a)	192,375

		Total Health Care Providers & Services	11,447,304

Hotels, Restaurants & Leisure - 5.1%
		1011778 BC ULC/New Red Finance Inc.:
485,000	B-	Secured Notes, 5.000% due 10/15/25(a)	499,247
560,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	562,240
146,701	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (14.000% cash or 14.310% PIK) due 2/9/18(a)(b)(h)(i)(n)	146,701
220,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	221,100
410,000	BB	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc., Senior Secured Notes, 8.000% due 10/1/20	420,250
		Carlson Travel Inc.:
200,000	CCC+	Company Guaranteed Notes, 9.500% due 12/15/24(a)	182,500
200,000	B	Senior Secured Notes, 6.750% due 12/15/23(a)	194,000
240,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	254,700
35,000	B-	CCM Merger Inc., Senior Unsecured Notes, 6.000% due 3/15/22(a)	36,050
355,000	B-	CRC Escrow Issuer LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	356,331
		Eldorado Resorts Inc., Company Guaranteed Notes:
305,000	B	7.000% due 8/1/23	328,637
160,000	B	6.000% due 4/1/25	169,248
250,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	270,467

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure - 5.1%- continued)
		Golden Nugget Inc.:
$ 465,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	$484,763
435,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	445,331
240,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	253,584
200,000	BB+	International Game Technology PLC, Senior Secured Notes, 6.500% due 2/15/25(a)	226,250
130,000	B+	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes, 6.750% due 11/15/21(a)	137,638
		MGM Resorts International, Company Guaranteed Notes:
410,000	BB-	7.750% due 3/15/22	476,748
410,000	BB-	4.625% due 9/1/26	420,250
390,000	BB	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(a)	404,625
		Scientific Games International Inc.:
330,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	364,650
		Senior Secured Notes:
425,000	B+	7.000% due 1/1/22(a)	449,437
60,000	B+	5.000% due 10/15/25(a)	60,825
245,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	265,213
210,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	217,875
220,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	209,550
730,000	B	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	740,038

		Total Hotels, Restaurants & Leisure	8,798,248

Household Durables - 1.5%
240,000	BB-	American Greetings Corp., Senior Unsecured Notes, 7.875% due 2/15/25(a)	261,600
90,000	BB	CalAtlantic Group Inc., Company Guaranteed Notes, 6.250% due 12/15/21	99,337
350,000	B	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25(a)	353,938
		Lennar Corp., Company Guaranteed Notes:
190,000	BB+	4.875% due 12/15/23	200,212
220,000	BB+	4.500% due 4/30/24	227,425
80,000	BB+	4.750% due 11/29/27(a)	82,200
		Mattamy Group Corp., Senior Unsecured Notes:
335,000	BB	6.875% due 12/15/23(a)	353,442
150,000	BB	6.500% due 10/1/25(a)	157,875
270,000	BB-	Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes, 6.125% due 4/1/25(a)	282,150
300,000	BB-	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.875% due 4/15/23(a)	319,686
		William Lyon Homes Inc., Company Guaranteed Notes:
240,000	B+	5.750% due 4/15/19	243,000
60,000	B+	7.000% due 8/15/22	62,100

		Total Household Durables	2,642,965

Household Products - 1.0%
630,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	672,525
480,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	515,904
590,000	BB-	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	622,450

		Total Household Products	1,810,879

Independent Power and Renewable Electricity Producers - 2.1%
		AES Corp., Senior Unsecured Notes:
40,000	BB	5.500% due 3/15/24	42,100
20,000	BB	5.500% due 4/15/25	21,175
475,000	BB	6.000% due 5/15/26	517,750
20,000	BB	5.125% due 9/1/27	20,700
110,000	B	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	106,425
		Dynegy Inc., Company Guaranteed Notes:
30,000	B+	8.034% due 2/2/24	31,800
295,000	B+	7.625% due 11/1/24	322,656
85,000	B+	8.000% due 1/15/25(a)	93,925
60,000	B+	8.125% due 1/30/26(a)	66,825
155,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 1.500% due 9/15/20(a)	151,125
155,000	NR	NRG Energy Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	155,000
400,000	NR	NRG Yield Inc., Company Guaranteed Notes, 3.250% due 6/1/20(a)	399,750

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Independent Power and Renewable Electricity Producers - 2.1% - (continued)
$ 785,000	BB	NRG Yield Operating LLC, Company Guaranteed Notes, 5.375% due 8/15/24	$818,363
		Pattern Energy Group Inc., Company Guaranteed Notes:
580,000	NR	4.000% due 7/15/20	595,587
95,000	BB-	5.875% due 2/1/24(a)	100,938
		TerraForm Power Operating LLC, Company Guaranteed Notes:
70,000	B2e(c)	4.250% due 1/31/23(a)	70,262
65,000	BB-	step bond to yield, 6.625% due 6/15/25(a)	71,500
105,000	B2e(c)	5.000% due 1/31/28(a)	105,525

		Total Independent Power and Renewable Electricity Producers	3,691,406

Industrial Conglomerates - 0.8%
200,000	B+	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.750% due 12/15/23(a)	212,060
175,000	CCC	American Tire Distributors Inc., Senior Subordinated Notes, 10.250% due 3/1/22(a)	179,812
85,000	B-	Bombardier Inc., Senior Unsecured Notes, 7.500% due 12/1/24(a)	85,927
625,000	B+	HD Supply Inc., Company Guaranteed Notes, 5.750% due 4/15/24(a)	667,187
125,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	130,313
90,000	NR	RBS Global Inc./Rexnord LLC, Senior Unsecured Notes, 4.875% due 12/15/25(a)	90,000

		Total Industrial Conglomerates	1,365,299

Insurance - 1.1%
500,000	CCC+	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Unsecured Notes, 8.250% due 8/1/23(a)	525,000
540,000	B3(c)	Ardonagh Midco 3 PLC, Senior Secured Notes, 8.625% due 7/15/23(a)	565,585
240,000	BB+	CNO Financial Group Inc., Senior Unsecured Notes, 5.250% due 5/30/25	255,600
210,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	213,413
		Genworth Holdings Inc., Company Guaranteed Notes:
150,000	B	7.700% due 6/15/20	152,250
250,000	B	4.900% due 8/15/23	216,875

		Total Insurance	1,928,723

Internet & Direct Marketing Retail - 0.5%
		Netflix Inc., Senior Unsecured Notes:
90,000	B+	5.750% due 3/1/24	96,300
700,000	B+	5.875% due 2/15/25	750,750

		Total Internet & Direct Marketing Retail	847,050

Internet Software & Services - 1.8%
400,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	424,000
355,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	394,938
		Equinix Inc., Senior Unsecured Notes:
400,000	BB+	5.875% due 1/15/26	435,000
160,000	BB+	5.375% due 5/15/27	173,504
455,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	475,475
		Match Group Inc., Senior Unsecured Notes:
240,000	BB-	6.375% due 6/1/24	259,800
155,000	BB-	5.000% due 12/15/27(a)	156,550
		Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes:
600,000	B	6.375% due 5/15/25	639,000
95,000	B	5.750% due 1/15/27(a)	98,087

		Total Internet Software & Services	3,056,354

IT Services - 0.8%
		Alliance Data Systems Corp., Company Guaranteed Notes:
325,000	NR	6.375% due 4/1/20(a)	328,494
310,000	NR	5.375% due 8/1/22(a)	316,200
455,000	B+	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.125% due 5/1/25(a)	458,412
210,000	BB-	Gartner Inc., Company Guaranteed Notes, 5.125% due 4/1/25(a)	219,975

		Total IT Services	1,323,081

Leisure Products - 0.1%
250,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	253,780

Machinery - 0.6%
520,000	B	BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Notes, 9.250% due 3/15/24(a)	564,200
192,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	216,960

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Machinery - 0.6% - (continued)
$ 330,000	CCC+	Navistar International Corp., Senior Unsecured Notes, 6.625% due 11/1/25(a)	$342,583

		Total Machinery	1,123,743

Media - 8.9%
370,000	BB-	Altice Financing SA, Senior Secured Notes, 7.500% due 5/15/26(a)	387,575
		Altice Luxembourg SA, Company Guaranteed Notes:
300,000	B	7.750% due 5/15/22(a)	286,125
705,000	B	7.625% due 2/15/25(a)	645,956
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
642,000	B+	5.750% due 6/15/25(f)	628,358
250,000	B+	6.125% due 5/15/27(f)	249,375
200,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	211,000
275,000	B-	CBS Radio Inc., Company Guaranteed Notes, 7.250% due 11/1/24(a)	290,813
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
455,000	BB	5.875% due 4/1/24(a)	477,181
395,000	BB	5.375% due 5/1/25(a)	405,369
360,000	BB	5.750% due 2/15/26(a)	374,400
200,000	BB	5.000% due 2/1/28(a)	197,000
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
500,000	BBB-	4.908% due 7/23/25	529,032
220,000	BBB-	6.484% due 10/23/45	253,860
300,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	298,125
		CSC Holdings LLC:
485,000	BB	Company Guaranteed Notes, 6.625% due 10/15/25(a)	523,800
		Senior Unsecured Notes:
440,000	B	6.750% due 11/15/21	474,100
425,000	B	10.125% due 1/15/23(a)	480,781
696,000	B	10.875% due 10/15/25(a)	824,325
		DISH DBS Corp., Company Guaranteed Notes:
330,000	B+	6.750% due 6/1/21	352,275
370,000	B+	5.875% due 7/15/22	382,025
240,000	B+	5.875% due 11/15/24	242,700
620,000	B+	7.750% due 7/1/26	671,150
		DISH Network Corp., Senior Unsecured Notes:
150,000	B-	2.375% due 3/15/24(a)	146,719
30,000	B-	3.375% due 8/15/26	33,581
210,000	BB-	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	210,000
240,000	CCC	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	201,000
1,109	CC	LBI Media Inc., Secured Notes, 11.500% (8.750% cash or 2.750% PIK) due 4/15/20(a)(b)	554
190,000	B-	Lions Gate Entertainment Corp., Company Guaranteed Notes, 5.875% due 11/1/24(a)	201,638
270,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	272,700
		SFR Group SA, Senior Secured Notes:
320,000	B+	6.000% due 5/15/22(a)	323,002
430,000	B+	6.250% due 5/15/24(a)	424,087
800,000	B+	7.375% due 5/1/26(a)	808,904
875,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 6.000% due 7/15/24(a)	931,875
170,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	210,152
650,000	B	Unitymedia GmbH, Secured Notes, 6.125% due 1/15/25(a)	690,008
220,000	BB-	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	214,775
550,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	548,625
530,000	B	Ziggo Bonds Finance BV, Senior Unsecured Notes, 6.000% due 1/15/27(a)	523,110
540,000	BB-	Ziggo Secured Finance BV, Senior Secured Notes, 5.500% due 1/15/27(a)	546,237

		Total Media	15,472,292

Metals & Mining - 3.7%
290,000	BB-	Alcoa Nederland Holding BV, Company Guaranteed Notes, 7.000% due 9/30/26(a)	329,150
		Allegheny Technologies Inc., Senior Unsecured Notes:
70,000	B	5.950% due 1/15/21	72,100
235,000	B	7.875% due 8/15/23	256,444
		Anglo American Capital PLC, Company Guaranteed Notes:
200,000	BBB-	3.625% due 9/11/24(a)	198,749

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Metals & Mining - 3.7% - (continued)
$ 200,000	BBB-	4.750% due 4/10/27(a)	$208,102
110,000	B	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 7.250% due 9/1/25(a)	117,150
150,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 5.875% due 6/1/24	149,437
300,000	B+	Eldorado Gold Corp., Company Guaranteed Notes, 6.125% due 12/15/20(a)	294,090
273,000	(P)B3(c)	Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(a)	297,911
		First Quantum Minerals Ltd., Company Guaranteed Notes:
100,000	B-	7.000% due 2/15/21(a)	104,000
420,000	B-	7.250% due 4/1/23(a)	445,200
640,000	B-	7.500% due 4/1/25(a)	683,200
		Freeport-McMoRan Inc., Company Guaranteed Notes:
110,000	BB-	6.750% due 2/1/22	114,400
200,000	BB-	6.875% due 2/15/23	219,260
380,000	BB-	5.450% due 3/15/43	361,836
640,000	B+	HudBay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	709,600
177,135	WR(c)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(i)(j)	5,757
1,162	NR	Mirabela Nickel Ltd., Subordinated Notes, 1.000% due 9/10/44(a)(h)(i)(n)	–
		New Gold Inc., Company Guaranteed Notes:
400,000	B	6.250% due 11/15/22(a)	414,000
110,000	B	6.375% due 5/15/25(a)	116,600
170,000	BB-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	175,950
300,000	B	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	311,625
189,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	203,884
220,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	232,925
350,000	BB+	Teck Resources Ltd., Company Guaranteed Notes, 6.250% due 7/15/41	400,750

		Total Metals & Mining	6,422,120

Multiline Retail - 0.1%
200,000	BB+	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	210,250

Oil, Gas & Consumable Fuels - 12.9%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
480,000	Ba3(c)	5.625% due 5/20/24	504,000
90,000	Ba3(c)	5.500% due 5/20/25	91,688
80,000	Ba3(c)	5.750% due 5/20/27	81,200
140,000	BBB-	Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes, 6.375% due 5/1/24	152,600
650,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.375% due 9/15/24	674,375
		Antero Resources Corp., Company Guaranteed Notes:
635,000	BB	5.125% due 12/1/22	654,050
650,000	BB	5.625% due 6/1/23	680,875
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
310,000	WR(c)	6.750% due 11/1/20(h)(i)(n)	–
790,000	WR(c)	6.375% due 9/15/22(h)(i)(n)	–
210,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	218,925
200,000	B+	Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes, 11.500% due 1/15/21(a)	230,000
170,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	185,300
200,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	203,500
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
350,000	BB-	7.000% due 6/30/24	399,000
330,000	(P)BB-	5.875% due 3/31/25	358,875
455,000	BB-	5.125% due 6/30/27(a)	470,356
245,000	BBu	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25(a)	252,044
		Chesapeake Energy Corp., Company Guaranteed Notes:
10,000	CCC	5.375% due 6/15/21	9,700
300,000	CCC	5.750% due 3/15/23	277,500
190,000	CCC	5.500% due 9/15/26(a)	175,156
		Continental Resources Inc., Company Guaranteed Notes:
320,000	BB+	5.000% due 9/15/22	327,200
60,000	BB+	4.500% due 4/15/23	61,350

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 12.9% - (continued)
$ 150,000	BB+	4.900% due 6/1/44	$143,250
370,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	387,575
130,000	BB-	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/23	135,200
430,000	B+	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	433,225
265,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	273,612
200,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	215,000
65,000	B	Denbury Resources Inc., Secured Notes, 9.000% due 5/15/21(a)	62,887
210,000	BB	Diamondback Energy Inc., Company Guaranteed Notes, 5.375% due 5/31/25	217,810
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
650,000	BB-	8.125% due 9/15/23(a)	698,912
185,000	B3(c)	5.500% due 1/30/26(a)	187,775
250,000	B3(c)	5.750% due 1/30/28(a)	253,750
120,000	BB	Energy Transfer Partners LP, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.028%)(d)(e)	118,425
		EP Energy LLC/Everest Acquisition Finance Inc.:
		Company Guaranteed Notes:
200,000	CC	7.750% due 9/1/22	115,000
160,000	CC	6.375% due 6/15/23	88,800
170,000	CCC-	Secured Notes, 8.000% due 2/15/25(a)	112,625
310,000	B	Extraction Oil & Gas Inc., Company Guaranteed Notes, 7.375% due 5/15/24(a)	331,700
300,000	B	Extraction Oil & Gas Inc./Extraction Finance Corp., Company Guaranteed Notes, 7.875% due 7/15/21(a)	318,750
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
200,000	BB-	6.000% due 5/15/23	204,000
80,000	BB-	5.625% due 6/15/24	79,800
270,000	CCC+	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	280,125
		Gulfport Energy Corp., Company Guaranteed Notes:
225,000	B+	6.625% due 5/1/23	231,188
515,000	B+	6.000% due 10/15/24	519,506
220,000	B+	6.375% due 5/15/25	222,475
		MEG Energy Corp., Company Guaranteed Notes:
60,000	BB-	6.375% due 1/30/23(a)	55,275
260,000	BB-	7.000% due 3/31/24(a)	235,300
300,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	315,750
430,000	CCC	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	240,800
60,000	BB+	Newfield Exploration Co., Senior Unsecured Notes, 5.375% due 1/1/26	64,200
530,000	B+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	547,225
		NGPL PipeCo LLC, Senior Unsecured Notes:
165,000	BB+	4.375% due 8/15/22(a)	169,744
215,000	BB+	4.875% due 8/15/27(a)	224,013
80,000	BB+	7.768% due 12/15/37(a)	99,200
		Oasis Petroleum Inc., Company Guaranteed Notes:
270,000	BB-	6.875% due 3/15/22(f)	275,738
145,000	BB-	6.875% due 1/15/23(f)	148,262
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
120,000	BB-	6.250% due 6/1/24(a)	127,500
200,000	BB-	5.375% due 1/15/25(a)	203,500
105,000	BB-	5.250% due 8/15/25(a)	106,050
135,000	BB-	5.625% due 10/15/27(a)	138,290
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
300,000	BB	7.000% due 11/15/23	316,500
115,000	BB	7.250% due 6/15/25(a)	121,325
70,000	BB-	PDC Energy Inc., Company Guaranteed Notes, 7.750% due 10/15/22	72,822
915,000	WR(c)	Peabody Energy Corp., Senior Secured Notes, 10.000% due 3/15/22(h)(n)	—
		Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	BB-	4.375% due 5/20/23	99,050
190,000	BB-	7.375% due 1/17/27	209,760

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 12.9% - (continued)
$ 200,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(d)(e)	$198,250
55,000	BB	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	55,551
90,000	BB-	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	72,675
		QEP Resources Inc., Senior Unsecured Notes:
200,000	BB+	5.250% due 5/1/23	203,500
270,000	BB+	5.625% due 3/1/26	275,030
130,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	132,762
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	7.500% due 7/15/38(a)	351,000
220,000	BB+	6.875% due 4/15/40(a)	248,875
280,000	B+	RSP Permian Inc., Company Guaranteed Notes, 5.250% due 1/15/25	287,000
		Sanchez Energy Corp., Company Guaranteed Notes:
260,000	B-	7.750% due 6/15/21(f)	247,650
260,000	B-	6.125% due 1/15/23(f)	220,675
		Seven Generations Energy Ltd., Company Guaranteed Notes:
300,000	B+	6.750% due 5/1/23(a)	320,250
760,000	B+	6.875% due 6/30/23(a)	812,250
185,000	B+	5.375% due 9/30/25(a)	186,387
252,130	B-	Shelf Drilling Holdings Ltd., Secured Notes, 9.500% due 11/2/20(a)	257,173
355,000	B+	SM Energy Co., Senior Unsecured Notes, 6.750% due 9/15/26(f)	360,769
80,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes, 5.500% due 8/15/22	81,000
470,000	B	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	486,450
		Transocean Inc., Company Guaranteed Notes:
150,000	B+	7.500% due 1/15/26(a)	154,500
200,000	B	6.800% due 3/15/38(f)	160,500
410,000	BB-	Whiting Petroleum Corp., Company Guaranteed Notes, 1.250% due 4/1/20	371,050
285,000	B	WildHorse Resource Development Corp., Company Guaranteed Notes, 6.875% due 2/1/25	291,444
		Williams Cos., Inc. (The), Senior Unsecured Notes:
150,000	BB+	7.500% due 1/15/31	185,250
130,000	BB+	8.750% due 3/15/32	170,950
		WPX Energy Inc., Senior Unsecured Notes:
250,000	B+	8.250% due 8/1/23	283,437
90,000	B+	5.250% due 9/15/24	88,875
400,000	B3(c)	YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21(a)	453,800

		Total Oil, Gas & Consumable Fuels	22,366,441

Paper & Forest Products - 0.2%
250,000	BB-	Mercer International Inc., Senior Unsecured Notes, 6.500% due 2/1/24	264,688

Pharmaceuticals - 2.5%
636,000	B	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	701,190
200,000	NR	Jazz Investments I Ltd., Company Guaranteed Notes, 1.500% due 8/15/24(a)	190,375
271,000	BB-	PRA Holdings Inc., Senior Unsecured Notes, 9.500% due 10/1/23(a)	293,358
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
10,000	B-	5.375% due 3/15/20(a)	9,938
240,000	B-	7.000% due 10/1/20(a)	243,300
469,000	B-	6.375% due 10/15/20(a)	469,586
30,000	B-	7.500% due 7/15/21(a)	29,700
40,000	B-	7.250% due 7/15/22(a)	39,150
450,000	B-	5.500% due 3/1/23(a)	387,562
		Senior Secured Notes:
205,000	BB-	6.500% due 3/15/22(a)	215,762
625,000	BB-	7.000% due 3/15/24(a)	671,094
545,000	BB-	5.500% due 11/1/25(a)	554,592
470,000	B-	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	532,275

		Total Pharmaceuticals	4,337,882

Real Estate Investment Trusts (REITs) – 2.0%
		CoreCivic Inc., Company Guaranteed Notes:
400,000	BB	5.000% due 10/15/22	420,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Real Estate Investment Trusts (REITs) – 2.0% - (continued)
$ 220,000	BB	4.750% due 10/15/27	$217,250
430,000	BB-	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	440,750
210,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	214,200
260,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	262,600
170,000	BB-	iStar Inc., Senior Unsecured Notes, 5.250% due 9/15/22	172,338
		MGP Escrow Issuer LLC:
		Company Guaranteed Notes:
500,000	BB-	5.625% due 5/1/24	537,500
210,000	BB-	4.500% due 9/1/26	212,625
20,000	BB-	Senior Unsecured Notes, 4.500% due 1/15/28(a)	19,925
310,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	323,950
		SBA Communications Corp., Senior Unsecured Notes:
110,000	B+	4.000% due 10/1/22(a)	111,100
10,000	B+	4.875% due 9/1/24	10,375
		Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC:
130,000	CCC+	Company Guaranteed Notes, 8.250% due 10/15/23	125,125
40,000	B+	Senior Secured Notes, 6.000% due 4/15/23(a)	39,600
		VICI Properties 1 LLC/VICI FC Inc.:
280,000	NR	Secured Notes, 8.000% due 10/15/23	312,900
120,000	NR	Senior Secured Notes, 4.847% (3-Month USD-LIBOR + 3.500%) due 10/15/22(d)	121,050

		Total Real Estate Investment Trusts (REITs)	3,541,288

Real Estate Management & Development - 0.7%
515,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Senior Unsecured Notes, 7.875% due 11/15/25(a)	526,588
		Greystar Real Estate Partners LLC, Senior Secured Notes:
400,000	BB-	8.250% due 12/1/22(a)	424,752
205,000	BB-	5.750% due 12/1/25(a)	211,662

		Total Real Estate Management & Development	1,163,002

Semiconductors & Semiconductor Equipment - 0.7%
285,000	BB-	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	291,769
90,000	BB-	ON Semiconductor Corp., Company Guaranteed Notes, 1.625% due 10/15/23(a)	108,563
400,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	437,000
325,000	BB	Versum Materials Inc., Company Guaranteed Notes, 5.500% due 9/30/24(a)	348,562

		Total Semiconductors & Semiconductor Equipment	1,185,894

Software - 2.5%
500,000	B-	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(a)	536,250
180,000	BB+	CDK Global Inc., Senior Unsecured Notes, 4.875% due 6/1/27(a)	185,850
		First Data Corp.:
500,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	531,250
480,000	B	Secured Notes, 5.750% due 1/15/24(a)	499,800
450,000	BB	Senior Secured Notes, 5.000% due 1/15/24(a)	467,437
490,000	CCC	Infor Software Parent LLC/Infor Software Parent Inc., Senior Unsecured Notes, 7.125% (7.125% cash or 7.875% PIK) due 5/1/21(a)(b)	504,700
500,000	CCC+	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(a)	565,000
500,000	B+	SS&C Technologies Holdings Inc., Company Guaranteed Notes, 5.875% due 7/15/23	531,250
155,000	BB+	Symantec Corp., Senior Unsecured Notes, 5.000% due 4/15/25(a)	163,060
30,000	B+	Verint Systems Inc., Senior Unsecured Notes, 1.500% due 6/1/21	29,719
315,000	B+	Veritas US Inc./Veritas Bermuda Ltd., Senior Secured Notes, 7.500% due 2/1/23(a)	331,538

		Total Software	4,345,854

Specialty Retail - 1.3%
360,000	B+	Beacon Escrow Corp., Company Guaranteed Notes, 4.875% due 11/1/25(a)	369,000
250,000	BB	GameStop Corp., Company Guaranteed Notes, 6.750% due 3/15/21(a)	261,875
		Guitar Center Inc.:
325,000	C	Company Guaranteed Notes, 9.625% due 4/15/20(a)	198,250
70,000	CCC-	Senior Secured Notes, 6.500% due 4/15/19(a)	66,062
245,000	B-	Hot Topic Inc., Senior Secured Notes, 9.250% due 6/15/21(a)	183,444
120,000	BB	Lithia Motors Inc., Company Guaranteed Notes, 5.250% due 8/1/25(a)	126,300

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Specialty Retail - 1.3% - (continued)
		PetSmart Inc.:
		Company Guaranteed Notes:
$ 250,000	CCC+	7.125% due 3/15/23(a)	$183,125
50,000	CCC+	8.875% due 6/1/25(a)	37,750
200,000	B	Senior Secured Notes, 5.875% due 6/1/25(a)	173,000
315,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	333,900
210,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	210,919
170,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	167,025

		Total Specialty Retail	2,310,650

Technology Hardware, Storage & Peripherals - 1.7%
		Dell International LLC/EMC Corp.:
765,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	831,894
200,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	220,224
90,000	NR	Electronics For Imaging Inc., Senior Unsecured Notes, 0.750% due 9/1/19	87,919
625,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	590,625
1,000,000	BB+	Western Digital Corp., Company Guaranteed Notes, 10.500% due 4/1/24	1,164,000

		Total Technology Hardware, Storage & Peripherals	2,894,662

Textiles, Apparel & Luxury Goods - 0.4%
240,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	245,928
250,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	261,720
210,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	216,431

		Total Textiles, Apparel & Luxury Goods	724,079

Thrifts & Mortgage Finance - 0.0%
70,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.500% due 10/1/24	72,121

Tobacco - 0.2%
		Alliance One International Inc.:
65,000	CCC	Secured Notes, 9.875% due 7/15/21	59,556
200,000	B-	Senior Secured Notes, 8.500% due 4/15/21(a)	210,000

		Total Tobacco	269,556

Trading Companies & Distributors - 0.1%
190,000	B-	Core & Main LP, Senior Unsecured Notes, 6.125% due 8/15/25(a)	194,332
45,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 5.625% due 9/1/25(a)	47,250

		Total Trading Companies & Distributors	241,582

Transportation Infrastructure - 1.8%
430,000	CCC-	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	432,150
350,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	298,375
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
655,000	BB	5.250% due 8/15/22(a)	672,194
100,000	BB	4.500% due 3/15/23(a)	97,250
940,000	BB	5.500% due 2/15/24(a)	964,675
710,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	738,400

		Total Transportation Infrastructure	3,203,044

Wireless Telecommunication Services - 3.4%
300,000	BB	Altice US Finance I Corp., Senior Secured Notes, 5.500% due 5/15/26(a)	304,500
		Sprint Capital Corp., Company Guaranteed Notes:
165,000	B	6.875% due 11/15/28	169,744
625,000	B	8.750% due 3/15/32	725,000
		Sprint Communications Inc., Senior Unsecured Notes:
525,000	B	7.000% due 8/15/20	561,750
540,000	B	11.500% due 11/15/21	658,800
		Sprint Corp., Company Guaranteed Notes:
880,000	B	7.250% due 9/15/21	939,400
770,000	B	7.875% due 9/15/23	831,600
		T-Mobile USA Inc., Company Guaranteed Notes:
150,000	BB	6.000% due 3/1/23	157,751
600,000	BB	6.625% due 4/1/23	629,250
710,000	BB	6.500% due 1/15/26	778,338

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services - 3.4% - (continued)
$ 220,000	BB-	Wind Tre SpA, Senior Secured Notes, 5.000% due 1/20/26(a)	$211,554

		Total Wireless Telecommunication Services	5,967,687

		TOTAL CORPORATE BONDS & NOTES (Cost - $152,891,546)	157,207,821

SENIOR LOANS - 2.9%
170,000	NR	Ancestry.com Operations Inc., (Restricted, cost - $170,213, acquired 11/21/2017), (1-Month USD-LIBOR + 8.250%) due 10/19/23(g)(k)	171,249
135,000	NR	Applied Systems Inc., 4.574% (3-Month USD-LIBOR + 3.250%) due 9/19/24	136,603
425,000	NR	Asurion LLC, 7.350% (1-Month USD-LIBOR + 6.000%) due 8/4/25	436,900
130,000	NR	Big River Steel LLC, 6.333% (3-Month USD-LIBOR + 5.000%) due 8/23/23	131,462
260,000	NR	CenturyLink Inc., 4.100% (1-Month USD-LIBOR + 2.750%) due 1/31/25	249,736
1,003,640	NR	EIG Investors Corp., 5.458% (3-Month USD-LIBOR + 4.000%/1-Month USD-LIBOR + 4.000%) due 2/9/23	1,012,006
78,806	NR	Hercules Offshore Inc., (Restricted, cost - $30,240, acquired 5/26/2016), due 5/6/20(g)(i)	66,985
218,900	NR	Lantheus Holdings Inc., (Restricted, cost - $220,131, acquired 11/29/2017), 5.097% (1-Month USD-LIBOR + 3.750%) due 6/30/22(g)	220,371
358,200	NR	Laureate Education Inc., (Restricted, cost - $354,916, acquired 4/21/2017), 5.850% (1-Month USD-LIBOR + 4.500%) due 4/26/24(g)	361,503
172,519	NR	Murray Energy Corp., (Restricted, cost - $162,121, acquired 4/9/2015), 8.583% (3-Month USD-LIBOR + 7.250%) due 4/16/20(g)	154,028
290,000	NR	Navistar Inc., due 11/6/24(k)	291,572
317,544	NR	Panda Temple Power LLC, (Restricted, cost - $313,709, acquired 3/4/2015), (3-Month USD-LIBOR + 5.250%) due 3/6/22(g)(i)	230,219
129,668	NR	PetSmart Inc., (Restricted, cost - $112,546, acquired 10/18/2017), 4.340% (1-Month USD-LIBOR + 3.000%) due 3/11/22(g)	112,260
420,826	NR	Press Ganey Holdings Inc., 7.850% (1-Month USD-LIBOR + 6.500%) due 10/21/24	426,875
296,104	NR	Radnet Management Inc., (Restricted, cost - $295,398, acquired 8/16/2017), 5.135% (3-Month USD-LIBOR + 3.750%/3-Month USD-PRIME + 2.750%) due 6/30/23(g)	299,373
258,035	NR	Solera LLC, 4.600% (1-Month USD-LIBOR + 3.250%) due 3/3/23	259,649
100,000	NR	TerraForm Power Operating LLC, 4.147% (3-Month USD-LIBOR + 2.750%) due 11/8/22	101,125
312,636	NR	Veritas US Inc., 5.833% (3-Month USD-LIBOR + 4.500%) due 1/27/23	313,222

		TOTAL SENIOR LOANS (Cost - $4,992,508)	4,975,138

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	177,942
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.771% due 8/15/48(a)(d)	127,979
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	173,988

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $536,164)	479,909

SOVEREIGN BOND - 0.3%
Argentina - 0.3%
500,000	B+	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost - $531,500)	566,500

Shares/Units
PREFERRED STOCKS - 0.6%
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
4,240,500		Tricer Holdco S.C.A., (Restricted, cost - $227,584, acquired 4/20/2011), 0.000%*(g)(h)(i)(n)	42,405

Oil, Gas & Consumable Fuels - 0.3%
47,239		Berry Petroleum Co., (Restricted, cost - $433,140, acquired 2/23/2017), 0.000%*(g)	472,390
707		Berry Petroleum Co., (Restricted, cost - $7,070, acquired 2/23/2017), 0.000%*(g)	7,070

		Total Oil, Gas & Consumable Fuels	479,460

		TOTAL ENERGY	521,865

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Security	Value
FINANCIALS - 0.3%
Banks - 0.3%
22,709	GMAC Capital Trust I, 7.201% (3-Month USD-LIBOR + 5.785%)(d)	$593,159

	TOTAL PREFERRED STOCKS (Cost - $1,153,728)	1,115,024

COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
9,953	Bossier Casino Venture Holdco Inc., (Restricted, cost - $19,906, acquired 2/6/2012)*(a)(g)(h)(i)(n)	105,403

Media - 0.0%
1,500	Regal Entertainment Group, Class A Shares(f)	30,315

	TOTAL CONSUMER DISCRETIONARY	135,718

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
9,541	Tricer Holdco S.C.A., (Restricted, cost - $69,128, acquired 4/20/2011)*(g)(h)(i)(n)	26,238

Oil, Gas & Consumable Fuels - 0.3%
43,396	Berry Petroleum Corp., (Restricted, cost - $501,842, acquired 1/19/2014)*(g)	317,442
24,541	Blue Ridge Mountain Resources Inc.*(i)	245,410
11,773	PetroQuest Energy Inc., (Restricted, cost - $38,964, acquired 8/17/2016)*(g)	19,778

	Total Oil, Gas & Consumable Fuels	582,630

	TOTAL ENERGY	608,868

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
559	Jack Cooper Holdings Corp., Class B Shares*(a)(h)(i)(n)	–
68	MWO Holdings, ADR, (Restricted, cost - $208,716, acquired 6/30/2011)*(g)(h)(i)(n)	–

	TOTAL FINANCIALS	–

MATERIALS - 0.1%
Metals & Mining - 0.1%
8,941	SunCoke Energy Partners LP(f)	153,338

	TOTAL COMMON STOCKS (Cost - $1,857,459)	897,924

CONVERTIBLE PREFERRED STOCK - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
12,500	Sanchez Energy Corp., 6.500%(e) (Cost - $553,477)	254,250

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $162,516,382)	165,496,566

Face Amount
SHORT-TERM INVESTMENTS (l) - 6.6%
MONEY MARKET FUND - 2.1%
$ 3,686,623	Invesco STIT - Government & Agency Portfolio, Institutional Class(m) (Cost - $3,686,622)	3,686,622

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount	Security	Value
TIME DEPOSITS - 4.5%
$ 3,012,295	ANZ National Bank - London, 0.600% due 12/1/17	$3,012,295
1,240,896	Citibank - New York, 0.600% due 12/1/17	1,240,896
3,524,694	JPMorgan Chase & Co. - New York, 0.600% due 12/1/17	3,524,694

	TOTAL TIME DEPOSITS (Cost - $7,777,885)	7,777,885

	TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $11,464,507)	11,464,507

	TOTAL INVESTMENTS - 101.8% (Cost - $173,980,889)	176,961,073

	Liabilities in Excess of Other Assets - (1.8)%	(3,137,474)

	TOTAL NET ASSETS - 100.0%	$173,823,599

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $94,217,566 and represents 54.20% of net assets.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2017, amounts to approximately $3,257,207 and represents 1.87% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Illiquid security.
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.5%.
(m)	Represents investment of collateral received from securities lending transactions.
(n)	Security that used significant unobservable inputs to determine fair value.

At November 30, 2017, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
High Yield Fund	$173,980,889	$7,053,615	$(4,073,431)	$2,980,184

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

See pages 202-203 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	88.8%
Senior Loans	2.8
Preferred Stocks	0.6
Common Stocks	0.5
Sovereign Bond	0.3
Collateralized Mortgage Obligations	0.3
Convertible Preferred Stock	0.2
Short-Term Investments	6.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 38.2%
Canada - 0.2%
		Enbridge Inc., Senior Unsecured Notes:
$ 100,000		2.020% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	$100,903
200,000		2.900% due 7/15/22	198,872

		Total Canada	299,775

Cayman Islands - 0.6%
200,000		KSA Sukuk Ltd., Senior Unsecured Notes, 2.894% due 4/20/22(b)	199,720
800,000		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 2.127% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(b)	728,000

		Total Cayman Islands	927,720

Denmark - 5.9%
		BRFkredit AS, Covered Notes:
7,283,713	DKK	2.000% due 10/1/47	1,175,892
7,648	DKK	3.000% due 10/1/47	1,299
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
382,292	DKK	2.500% due 10/1/37	64,775
2,670,533	DKK	2.000% due 10/1/47	431,027
35,140	DKK	2.500% due 10/1/47	5,867
1,000,000	DKK	2.000% due 10/1/50	159,354
		Nykredit Realkredit AS, Covered Notes:
8,142,330	DKK	2.000% due 10/1/37	1,359,041
3,346,928	DKK	2.500% due 10/1/37	567,094
12,470,051	DKK	2.000% due 10/1/47	2,012,183
21,539	DKK	2.500% due 10/1/47	3,592
		Realkredit Danmark AS, Covered Notes:
1,513,803	DKK	2.000% due 10/1/37	252,985
3,039,203	DKK	2.500% due 10/1/37	514,468
100,516	DKK	2.500% due 7/1/47	16,758
12,655,494	DKK	2.000% due 10/1/47	2,042,106

		Total Denmark	8,606,441

France - 1.3%
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
400,000		1.928% (3-Month USD-LIBOR + 0.600%) due 3/23/18(a)(b)	400,707
300,000		2.250% due 2/18/20(b)	299,839
1,000,000		1.875% due 9/15/21(b)	979,808
250,000		2.375% due 9/20/22(b)	248,194

		Total France	1,928,548

Germany - 1.7%
800,000		Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	833,288
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,692,275

		Total Germany	2,525,563

Ireland - 0.9%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	841,910
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(c)	266,577
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(b)	198,435

		Total Ireland	1,306,922

Italy - 0.7%
400,000	EUR	Banca Carige SpA, Covered Notes, 3.875% due 10/24/18	490,941
500,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 5.000% due 2/9/18	600,715

		Total Italy	1,091,656

Japan - 1.0%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		1.931% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	801,428
200,000		2.091% due 9/14/21	195,817
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	402,853

		Total Japan	1,400,098

Jersey Channel Islands - 0.5%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540% (3-Month GBP-LIBOR + 6.750%)(a)(c)	276,485

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Jersey Channel Islands - 0.5% - (continued)
300,000	GBP	Kennedy Wilson Europe Real Estate PLC, Senior Unsecured Notes, 3.950% due 6/30/22	$425,797

		Total Jersey Channel Islands	702,282

Luxembourg - 0.6%
$ 100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	101,799
600,000	EUR	Commerzbank Finance & Covered Bonds SA, Covered Notes, 4.250% due 6/4/18	729,632

		Total Luxembourg	831,431

Netherlands - 2.6%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(b)	546,361
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	411,509
		ING Bank NV:
600,000		Covered Notes, 2.625% due 12/5/22(b)	603,132
1,000,000		Subordinated Notes, 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(a)	1,015,050
		Petrobras Global Finance BV, Company Guaranteed Notes:
400,000		6.125% due 1/17/22	427,000
700,000		5.999% due 1/27/28(b)	705,075
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(c)	74,337

		Total Netherlands	3,782,464

Norway - 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(b)	400,565

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(d)	69,034
200,000	EUR	4.000% due 1/21/19(d)	69,035

		Total Portugal	138,069

Singapore - 0.1%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(b)	196,770

Supranational - 1.3%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	985,564
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	331,814
800,000	AUD	0.500% due 8/10/23	530,319

		Total Supranational	1,847,697

Sweden - 5.1%
		Lansforsakringar Hypotek AB, Covered Notes:
10,100,000	SEK	2.250% due 9/21/22	1,297,568
12,000,000	SEK	1.250% due 9/20/23	1,458,063
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,305,310
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	311,463
		Stadshypotek AB, Covered Notes:
2,000,000	SEK	1.500% due 12/15/21	249,170
8,000,000	SEK	4.500% due 9/21/22	1,130,508
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	861,904
2,000,000	SEK	2.000% due 6/17/26	249,682
5,100,000	SEK	Swedbank Hypotek AB, Covered Notes, 1.000% due 6/15/22	621,671

		Total Sweden	7,485,339

Switzerland - 1.5%
		UBS AG:
		Senior Unsecured Notes:
500,000		1.897% (3-Month USD-LIBOR + 0.580%) due 6/8/20(a)(b)	502,844
300,000		2.200% due 6/8/20(b)	298,790
		Subordinated Notes:
250,000		7.625% due 8/17/22	294,100
300,000		4.750% (5-Year USD Swap Rate + 3.765%) due 5/22/23(a)	303,396
400,000		5.125% due 5/15/24	424,722
400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 2.366% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(b)	401,228

		Total Switzerland	2,225,080

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 4.5%
		Barclays Bank PLC, Subordinated Notes:
$ 400,000		7.625% due 11/21/22	$456,270
700,000		7.750% (5-Year USD Swap Rate + 6.833%) due 4/10/23(a)	715,050
		Barclays PLC:
		Junior Subordinated Notes:
300,000	EUR	6.500% (5-Year EUR Swap Rate + 5.875%)(a)(c)	382,905
400,000	GBP	7.000% (5-Year GBP Swap Rate + 5.084%)(a)(c)	569,615
200,000		8.250% (5-Year USD Swap Rate + 6.705%)(a)(c)	211,156
600,000		Senior Unsecured Notes, 3.520% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	629,848
200,000		British Telecommunications PLC, Senior Unsecured Notes, 9.125% due 12/15/30	297,199
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	300,122
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	510,777
400,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	404,047
300,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(c)	429,334
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	148,373
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(b)	523,821
98,140	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	157,689
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	418,196
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	412,529

		Total United Kingdom	6,566,931

United States - 9.3%
		Ally Financial Inc.:
500,000		Company Guaranteed Notes, 8.000% due 11/1/31	664,375
100,000		Senior Unsecured Notes, 3.600% due 5/21/18	100,625
100,000		American Honda Finance Corp., Senior Unsecured Notes, 1.741% (3-Month USD-LIBOR + 0.350%) due 11/5/21(a)	100,127
300,000	EUR	American International Group Inc., Senior Unsecured Notes, 1.500% due 6/8/23	371,032
300,000		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	307,942
		AT&T Inc., Senior Unsecured Notes:
200,000		5.200% due 3/15/20	211,972
400,000		2.309% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	405,927
300,000	EUR	1.800% due 9/4/26	362,413
		BAT Capital Corp., Company Guaranteed Notes:
100,000		2.003% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)(b)	100,543
100,000		3.222% due 8/15/24(b)	99,823
100,000		3.557% due 8/15/27(b)	100,099
100,000		4.390% due 8/15/37(b)	103,652
400,000		Boston Scientific Corp., Senior Unsecured Notes, 6.000% due 1/15/20	429,096
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	254,213
700,000		4.464% due 7/23/22	730,545
400,000		DDR Corp., Senior Unsecured Notes, 3.900% due 8/15/24	398,947
		Dell International LLC/EMC Corp., Senior Secured Notes:
400,000		3.480% due 6/1/19(b)	405,253
250,000		4.420% due 6/15/21(b)	261,227
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	200,139
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	201,685
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	119,281
100,000	GBP	1.700% due 6/30/22	134,794
300,000		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	315,064
300,000		Harris Corp., Senior Unsecured Notes, 5.550% due 10/1/21	327,891
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 1.917% (3-Month USD-LIBOR + 0.550%) due 4/25/18(a)	1,202,232
400,000		KLA-Tencor Corp., Senior Unsecured Notes, 3.375% due 11/1/19	407,807
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/28/17(e)	78,975
1,000,000		Marriott International Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,022,170

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 9.3% - (continued)
		Navient Corp., Senior Unsecured Notes:
$ 100,000		5.500% due 1/15/19	$102,700
350,000		4.875% due 6/17/19	358,750
400,000		8.000% due 3/25/20	437,000
600,000		OneMain Financial Holdings LLC, Company Guaranteed Notes, 6.750% due 12/15/19(b)	619,875
100,000		Spectra Energy Partners LP, Senior Unsecured Notes, 2.016% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,746
100,000		Springleaf Finance Corp., Company Guaranteed Notes, 6.000% due 6/1/20	105,000
300,000		Time Warner Cable LLC, Senior Secured Notes, 8.250% due 4/1/19	322,707
1,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	1,155,114
346,000		Verizon Communications Inc., Senior Unsecured Notes, 3.376% due 2/15/25(b)	346,242
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(b)	304,714
100,000		Wells Fargo & Co., Senior Unsecured Notes, 2.475% (3-Month USD-LIBOR + 1.110%) due 1/24/23(a)	101,979
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	301,065

		Total United States	13,673,741

		TOTAL CORPORATE BONDS & NOTES (Cost - $54,630,439)	55,937,092

SOVEREIGN BONDS - 36.5%
Argentina - 0.2%
330,000	ARS	Argentina Bonar Bonds, 24.216% (BADLARPP + 2.000%) due 4/3/22(a)	19,956
760,000	ARS	Argentina POM Politica Monetaria, 27.437% due 6/21/20(a)	49,342
200,000	EUR	Argentine Republic Government International Bonds, 3.375% due 1/15/23	241,264

		Total Argentina	310,562

Brazil - 0.8%
3,800,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 4/1/18	1,136,876

Canada - 3.3%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	689,678
900,000	CAD	2.350% due 6/1/25	696,542
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,520,677
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	932,244

		Total Canada	4,839,141

France - 4.7%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(f)	1,481,183
4,200,000	EUR	2.000% due 5/25/48(b)(f)	5,421,025

		Total France	6,902,208

Ireland - 1.1%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,617,853

Italy - 2.7%
		Italy Buoni Poliennali Del Tesoro:
400,000	EUR	1.450% due 11/15/24	484,600
100,000	EUR	2.700% due 3/1/47(b)	114,718
1,200,000	EUR	3.450% due 3/1/48(b)	1,562,760
500,000	EUR	2.800% due 3/1/67(b)	544,181
700,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	1,174,068

		Total Italy	3,880,327

Japan - 9.2%
200,000		Development Bank of Japan Inc., 2.000% due 10/19/21	195,994
		Japan Bank for International Cooperation:
400,000		2.000% due 11/4/21	393,008
200,000		2.375% due 7/21/22	198,547
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(b)	493,101
200,000		2.625% due 4/20/22(b)	199,696
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,288,846
330,000,000	JPY	1.400% due 9/20/45	3,382,101

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 9.2% - (continued)
180,000,000	JPY	0.500% due 9/20/46	$1,474,845
		Japan Government Twenty Year Bonds:
400,000,000	JPY	1.000% due 12/20/35	3,873,131
60,000,000	JPY	0.400% due 3/20/36	524,631
$ 400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(b)	392,615

		Total Japan	13,416,515

Kuwait - 0.9%
		Kuwait International Government Bonds:
400,000		2.750% due 3/20/22(b)	400,771
900,000		3.500% due 3/20/27(b)	917,967

		Total Kuwait	1,318,738

New Zealand - 0.2%
300,000	NZD	New Zealand Government Bonds, 5.500% due 4/15/23	237,784

Peru - 0.3%
1,000,000	PEN	Peruvian Government International Bonds, 8.200% due 8/12/26(e)	379,258

Poland - 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	769,424

Qatar - 0.1%
200,000		Qatar Government International Bonds, 4.500% due 1/20/22	211,350

Saudi Arabia - 1.1%
1,700,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,663,178

Slovenia - 1.0%
		Slovenia Government International Bonds:
500,000		4.750% due 5/10/18	506,625
500,000		4.125% due 2/18/19	512,463
200,000		5.500% due 10/26/22	226,598
250,000		5.250% due 2/18/24	286,193

		Total Slovenia	1,531,879

Spain - 5.4%
		Autonomous Community of Catalonia:
200,000	EUR	4.750% due 6/4/18	242,276
500,000	EUR	4.950% due 2/11/20	636,323
200,000	EUR	4.900% due 9/15/21	253,158
		Spain Government Bonds:
800,000	EUR	1.500% due 4/30/27(b)(f)	965,357
3,900,000	EUR	1.450% due 10/31/27(b)	4,642,917
900,000	EUR	2.900% due 10/31/46(b)(f)	1,112,718

		Total Spain	7,852,749

United Arab Emirates - 0.3%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(b)	296,765
200,000		3.125% due 10/11/27(b)	196,790

		Total United Arab Emirates	493,555

United Kingdom - 4.7%
		United Kingdom Gilt:
1,800,000	GBP	3.250% due 1/22/44(f)	3,104,001
2,100,000	GBP	3.500% due 1/22/45(f)	3,795,714

		Total United Kingdom	6,899,715

		TOTAL SOVEREIGN BONDS (Cost - $51,546,368)	53,461,112

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.5%
250,000	EUR	Adagio IV CLO Ltd., Series IVA, Class A2R, 1.100% due 10/15/29(b)	$298,182
481,662	GBP	Aggregator of Loans Backed by Assets 2015-1 PLC, Series 2015-1, Class A, 1.747% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	656,150
460,788	GBP	ALBA PLC, Series 2007-1, Class A3, 0.503% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	601,469
$ 784,134		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 1.569% (1-Month USD-LIBOR + 0.240%) due 5/25/35(a)	710,235
33,145		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.605% due 2/20/36(a)	32,877
332,731		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 1.779% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(b)	316,755
		Bear Stearns Adjustable Rate Mortgage Trust:
7,558		Series 2003-5, Class 1A2, 3.285% due 8/25/33(a)	7,491
12,717		Series 2003-7, Class 6A, 3.574% due 10/25/33(a)	12,840
29,861		Series 2004-2, Class 22A, 3.671% due 5/25/34(a)	29,133
7,585		Series 2004-2, Class 23A, 3.201% due 5/25/34(a)	7,104
15,391		Series 2005-2, Class A2, 3.636% (1-Year USD-LIBOR + 1.950%) due 3/25/35(a)	15,578
117,194		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.844% due 1/26/36(a)	106,288
86,615	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.021% (0.350% - 3-Month EURIBOR) due 9/15/40(a)	102,813
700,000		Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 2.802% (3-Month USD-LIBOR + 1.410%) due 11/7/26(a)(b)	701,869
144,548		CHL Mortgage Pass-Through Trust 2007-19, Series 2007-19, Class 2A1, 6.500% due 11/25/47	129,304
321,107	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.076% (0.350% - 6-Month EURIBOR) due 10/31/60(a)	382,705
		Countrywide Alternative Loan Trust:
1,623		Series 2004-J5, Class 2A1, 2.009% (1-Month USD-LIBOR + 0.680%) due 8/25/34(a)	1,638
9,822		Series 2005-21CB, Class A3, 5.250% due 6/25/35	9,309
39,207		Series 2007-7T2, Class A9, 6.000% due 4/25/37	27,826
61,446		Series 2007-11T1, Class A12, 1.679% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	32,897
29,843		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	26,404
		Countrywide Asset-Backed Certificates:
942,001		Series 2007-13, Class 1A, 2.169% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	932,033
699,054		Series 2007-SEA2, Class 1A1, 2.329% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(b)	686,943
		Countrywide Home Loan Mortgage Pass-Through Trust:
5,544		Series 2004-12, Class 11A1, 3.457% due 8/25/34(a)	5,273
112,452		Series 2005-2, Class 1A1, 1.969% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	99,041
9,684		Series 2005-3, Class 2A1, 1.909% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	8,958
102,932		Series 2005-9, Class 1A3, 1.789% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	95,632
31,029		Series 2005-11, Class 3A1, 2.495% due 4/25/35(a)	28,340
42,144		Series 2005-HYB9, Class 3A2A, 3.462% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	37,620
943,847		Series 2007-4, Class 1A47, 6.000% due 5/25/37	775,126
4,673		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.360% due 8/25/33(a)	4,715
818,910		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 1.929% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	804,622
41,170		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	23,813
182,897		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	89,593
336,942		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 1.489% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	332,318
812,664		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 2.078% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	715,841
852,545		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.379% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(b)	817,403
254,888	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.477% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	334,568
		Eurosail-UK PLC:
478,055	GBP	Series 2007-4X, Class A3, 1.252% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	650,437
219,933	GBP	Series 2007-6NCX, Class A2A, 1.002% (3-Month GBP-LIBOR + 0.700%) due 9/13/45(a)	296,929
		Federal Home Loan Mortgage Corp. (FHLMC):
71,803		Series 2614, Class SJ, 16.224% (19.663% - 1-Month USD-LIBOR) due 5/15/33(a)	96,977
37,135		Series T-35, Class A, 1.609% (1-Month USD-LIBOR + 0.280%) due 9/25/31(a)	36,724

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.5% - (continued)
$ 52,855		Series T-62, Class 1A1, 2.144% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	$53,714
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
46,202		Series 2391, Class FJ, 1.750% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	46,407
337,669		Series 4579, Class FD, 1.585% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	336,253
337,669		Series 4579, Class SD, 1.620% due 1/15/38(a)(g)	16,303
8,366		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	9,457
		Federal National Mortgage Association (FNMA), REMICS:
7,887		Series 2003-34, Class A1, 6.000% due 4/25/43	8,819
15		Series 2005-120, Class NF, 1.428% (1-Month USD-LIBOR + 0.100%) due 1/25/21(a)	15
18,870		Series 2006-48, Class TF, 1.728% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	18,941
155,015		Series 2009-104, Class FA, 2.128% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	157,774
652,551		Series 2010-46, Class WF, 2.078% (1-Month USD-LIBOR + 0.750%) due 5/25/40(a)	666,386
108,047		Series 2013-130, Class FB, 1.778% (1-Month USD-LIBOR + 0.450%) due 1/25/44(a)	108,795
61,740		Federal National Mortgage Association (FNMA), REMICS, Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	70,191
377,002		Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.538% (3-Month USD-LIBOR + 1.210%) due 12/24/23(a)(b)	378,114
343,275		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1.689% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	345,808
800,000		Flagship VII LTD, Series 2013-7A, Class A1R, 2.483% (3-Month USD-LIBOR + 1.120%) due 1/20/26(a)(b)	803,861
67,155		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.681% due 11/19/35(a)	64,405
1,000,000		GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.748% (3-Month USD-LIBOR + 1.370%) due 10/29/26(a)(b)	1,002,385
489,144		Government National Mortgage Association, Series 2016-H15, Class FA, 2.033% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	493,173
18,268		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.560% (1-Year CMT Index + 1.750%) due 3/25/33(a)	18,129
386,698		GSR Mortgage Loan Trust 2005-AR7, Series 2005-AR7, Class 2A1, 3.293% due 11/25/35(a)	386,239
		Harborview Mortgage Loan Trust:
30,658		Series 2005-2, Class 2A1A, 1.723% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	29,615
70,345		Series 2005-3, Class 2A1A, 1.523% (1-Month USD-LIBOR + 0.240%) due 6/19/35(a)	69,336
118,644		Series 2006-SB1, Class A1A, 1.851% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	114,117
143,979		Series 2007-1, Class 2A1A, 1.413% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	135,929
		JPMorgan Mortgage Trust:
6,025		Series 2003-A2, Class 3A1, 3.105% due 11/25/33(a)	5,825
2,750		Series 2005-A1, Class 6T1, 3.685% due 2/25/35(a)	2,733
103,428		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.366% due 7/27/37(a)(b)	105,016
800,000		KVK CLO Ltd., Series 2013-2A, Class AR, 2.509% (3-Month USD-LIBOR + 1.150%) due 1/15/26(a)(b)	801,914
642,626	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.496% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	837,730
		Merrill Lynch Mortgage Investors Trust:
10,643		Series 2003-A2, Class 1A1, 3.131% due 2/25/33(a)	10,362
36,210		Series 2005-2, Class 1A, 2.665% (6-Month USD-LIBOR + 1.250%) due 10/25/35(a)	36,348
700,000	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.437% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	886,620
400,000		NewMark Capital Funding 2014-2 CLO Ltd., Series 2014-2A, Class A1R, 2.555% (3-Month USD-LIBOR + 1.220%) due 6/30/26(a)(b)	400,572
		Puma Finance Pty Ltd.:
197,890	AUD	Series 2014-1, Class A, 2.520% (1-Month Australian Bank Bill + 0.900%) due 5/13/45(a)	150,024
189,300	AUD	Series 2014-2, Class A, 2.420% (1-Month Australian Bank Bill + 0.790%) due 10/18/45(a)	143,015
326,548		RAAC Trust, Series 2007-SP3, Class A1, 2.529% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	325,035
70,100		RALI Trust, Series 2007-QO2, Class A1, 1.479% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	46,030
		Residential Asset Securitization Trust:
21,091		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	16,528
52,610		Series 2006-R1, Class A2, 1.729% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	25,746

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.5% - (continued)
365,478	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.477% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	$498,380
311,875	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.487% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	405,508
		RMAC Securities No 1 PLC:
296,224	GBP	Series 2006-NS1X, Class A2A, 0.442% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	388,298
555,713	GBP	Series 2006-NS3X, Class A2A, 0.442% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	725,971
		Soundview Home Loan Trust:
$ 461,344		Series 2006-3, Class A3, 1.489% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	448,832
1,300,000		Series 2006-3, Class A4, 1.579% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,147,681
		Structured Adjustable Rate Mortgage Loan Trust:
10,173		Series 2004-1, Class 4A1, 3.461% due 2/25/34(a)	10,174
36,963		Series 2004-4, Class 3A2, 3.515% due 4/25/34(a)	37,528
49,689		Series 2004-19, Class 2A1, 2.463% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	46,852
		Structured Asset Mortgage Investments II Trust:
70,423		Series 2005-AR2, Class 2A1, 1.789% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	65,991
78,590		Series 2005-AR8, Class A1A, 1.609% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	75,000
53,470		Series 2006-AR5, Class 1A1, 1.539% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	42,206
285,998		Series 2007-AR4, Class A3, 1.549% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	270,095
128,204		Series 2007-AR6, Class A1, 2.501% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	121,567
44,661		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	44,233
900,000		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.389% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(b)	900,654
900,000		TICP CLO I Ltd., Series 2014-1A, Class A1R, 2.551% (3-Month USD-LIBOR + 1.180%) due 4/26/26(a)(b)	902,237
900,000		Venture XVI CLO Ltd., Series 2014-16A, Class A1R, 2.479% (3-Month USD-LIBOR + 1.120%) due 4/15/26(a)(b)	903,228
		WaMu Mortgage Pass-Through Certificates Trust:
14,503		Series 2002-AR9, Class 1A, 2.401% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	14,077
4,834		Series 2003-AR5, Class A7, 3.060% due 6/25/33(a)	4,932
375,494		Series 2003-AR9, Class 2A, 3.355% due 9/25/33(a)	380,483
433,694		Series 2004-AR1, Class A, 3.176% due 3/25/34(a)	443,109
56,663		Series 2005-AR13, Class A1A1, 1.619% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	57,016
95,805		Series 2006-AR13, Class 2A, 2.232% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	95,833
27,144		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.941% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	20,029
139,328		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.230% due 12/25/32(a)	139,634
201,292		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.392% due 3/25/36(a)	204,185

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $28,821,949)	28,603,170

MORTGAGE-BACKED SECURITIES - 13.4%
CMHC - 0.5%
		Canadian Mortgage and Housing Corp. (CMHC):
206,873	CAD	1.418% due 6/1/20(e)	160,268
482,639	CAD	1.618% due 7/1/20(e)	375,320
144,062	CAD	1.618% due 8/1/20(e)	112,024

		TOTAL CMHC	647,612

FNMA - 12.9%
		Federal National Mortgage Association (FNMA):
89,063		3.000% due 1/1/22	91,087
60,431		3.293% (1-Year CMT Index + 2.360%) due 11/1/34(a)	64,064
113,354		6.500% due 8/1/37	125,723
3,000,000		3.000% due 1/1/48(h)	2,988,884
5,000,000		3.500% due 1/1/48(h)	5,120,154
10,100,000		4.000% due 1/1/48(h)	10,542,269

		TOTAL FNMA	18,932,181

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 13.4% - (continued)
GNMA - 0.0%
$ 5,674		Government National Mortgage Association II (GNMA):
		6.000% due 9/20/38	$6,077

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $19,591,612)	19,585,870

U.S. GOVERNMENT OBLIGATIONS - 3.9%
1,662,951		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25(f)	1,884,024
		U.S. Treasury Inflation Indexed Notes:
202,980		0.125% due 4/15/22(i)	201,171
3,230,417		0.250% due 1/15/25(f)(i)	3,180,386
500,000		U.S. Treasury Notes, 2.375% due 5/15/27	497,940

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,808,861)	5,763,521

SENIOR LOAN - 0.1%
200,000		CenturyLink Inc., 4.100% (3-Month USD-Prime + 1.750%/1-Month USD-LIBOR+2.750%) due 1/31/25 (Cost - $199,049)	192,105

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
122,988		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.317% (3-Month USD-LIBOR + 0.950%) due 4/25/38 (Cost - $122,988)(a)	123,739

MUNICIPAL BOND - 0.0%
United States - 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, zero coupon, due 6/1/47 (Cost - $38,670)(e)	37,443

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $160,759,936)	163,704,052

Face Amount†
SHORT-TERM INVESTMENTS - 14.7%
SOVEREIGN BONDS - 12.5%
Italy -5.0%
6,200,000	EUR	Italy Buoni Ordinari del Tesoro BOT, (0.399)% due 4/30/18(j)	7,394,061

Japan - 7.5%
		Japan Treasury Discount Bills:
450,000,000	JPY	(0.176)% due 12/4/17(j)	4,000,156
190,000,000	JPY	(0.207)% due 12/11/17(j)	1,689,085
140,000,000	JPY	(0.254)% due 3/5/18(j)	1,244,795
450,000,000	JPY	(0.200)% due 3/12/18(j)	4,000,544

		Total Japan	10,934,580

		TOTAL SOVEREIGN BONDS (Cost - $18,376,131)	18,328,641

TIME DEPOSITS - 1.5%
		ANZ National Bank - London:
62,916	AUD	0.446% due 12/1/17	47,590
149,622	NZD	0.700% due 12/1/17	102,259
		BBH - Grand Cayman:
1,737	CHF	(1.450)% due 12/1/17	1,765
161,844	SEK	(0.921)% due 12/1/17	19,331
1,862	DKK	(0.800)% due 12/1/17	298
91,000	NOK	0.100% due 12/1/17	10,939
204	SGD	0.350% due 12/1/17	151
184,966	ZAR	5.302% due 12/1/17	13,484
879,498		BNP Paribas - Paris, 0.600% due 12/1/17	879,498
		Citibank - London:
262,621	EUR	(0.568)% due 12/1/17	312,584

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount†		Security	Value
TIME DEPOSITS -1.5% - (continued)
43,351	GBP	0.155% due 12/1/17	$58,628
9,660,830	JPY	Skandinaviska Enskilda Banken AB - Stockholm, (0.230)% due 12/1/17	85,840
		Wells Fargo - Grand Cayman:
63,953	CAD	0.250% due 12/1/17	49,567
$ 516,882		0.600% due 12/1/17	516,882

		TOTAL TIME DEPOSITS (Cost - $2,098,816)	2,098,816

U.S. GOVERNMENT OBLIGATIONS - 0.7%
		U.S. Treasury Bills:
263,000		1.127% due 1/4/18(i)(j)	262,720
194,000		1.213% due 2/15/18(i)(j)	193,497
592,000		1.254% due 2/22/18(i)(j)	590,294

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,046,511)	1,046,511

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $21,521,458)	21,473,968

		TOTAL INVESTMENTS IN SECURITIES (Cost - $182,281,394)	185,178,020

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $131,883)	41,436

		TOTAL INVESTMENTS - 126.4% (Cost - $182,413,277)	185,219,456

		Liabilities in Excess of Other Assets - (26.4)%	(38,640,372)

		TOTAL NET ASSETS - 100.0%	$146,579,084

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $37,085,119 and represents 25.30% of net assets.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(g)	Interest only security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(j)	Rate shown represents yield-to-maturity.

At November 30, 2017, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Fixed Income Fund	$153,597,382	$13,959,156	$(10,632,801)	$3,326,355

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.2%
Sovereign Bonds	28.9
Collateralized Mortgage Obligations	15.4
Mortgage-Backed Securities	10.6
U.S. Government Obligations	3.1
Senior Loan	0.1
Asset-Backed Security	0.1
Purchased Options	0.0	**
Municipal Bond	0.0	**
Short-Term Investments	11.6

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Purchased

Currency Options
Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
700,000	833,175	EUR	OTC Euro versus U.S. Dollar, Put(a)	DUB	11/30/18		$1.16	$9,504
463,000	$463,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	DUB	4/17/20	JPY	120.00	6,572
641,000	641,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	BOA	4/17/20	JPY	120.00	9,099
748,000	748,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	GSC	4/20/20	JPY	120.00	10,657

			Total Currency Options					$35,832

Interest Rate Swaptions
Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
35,000,000	$51,822,050		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put(a)	GSC	12/18/17		2.030%	$3
57,000,000	84,395,910		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put(a)	GSC	3/14/18		2.400	251

			Total Interest Rate Swaptions					$254

Options on Futures
Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
44	$10,810,250		3-Month Eurodollar March Futures, Put	CSFB	3/19/18		$98.25	$5,225
6	746,813		U.S. Treasury 10-Year Note January Futures, Put	CITI	12/22/17		108.00	—
3	373,406		U.S. Treasury 10-Year Note January Futures, Put	CITI	12/22/17		109.00	—
4	497,875		U.S. Treasury 10-Year Note January Futures, Put	CITI	12/22/17		112.50	—
41	5,103,219		U.S. Treasury 10-Year Note March Futures, Put	CITI	2/23/18		113.00	—
8	995,750		U.S. Treasury 10-Year Note March Futures, Put	CITI	2/23/18		113.50	125

			Total Options on Futures					$5,350

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $131,883)					$41,436

(a)	Illiquid security.

Schedule of Options Contracts Written

Currency Options
Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
600,000	600,000	AUD	OTC Australian Dollar versus Canadian Dollar, Put(a)	DUB	12/20/17	CAD	0.96	$403
600,000	600,000	AUD	OTC Australian Dollar versus Canadian Dollar, Put(a)	BOA	12/21/17	CAD	0.95	192
1,089,000	1,089,000	GBP	OTC British Pound versus U.S. Dollar, Put(a)	BNP	5/4/18		$1.30	9,013
700,000	$833,175		OTC Euro versus U.S. Dollar, Call(a)	DUB	11/30/18		1.29	10,002
748,000	748,000		OTC U.S. Dollar versus Korean Won, Put(a)	GSC	4/20/18	KRW	1,075.00	11,518
733,000	733,000		OTC U.S. Dollar versus Korean Won, Put(a)	JPM	4/25/18	KRW	1,075.00	11,622
215,000	215,000		OTC U.S. Dollar versus Korean Won, Put(a)	BNP	4/25/18	KRW	1,075.00	3,409

			Total Currency Options					$46,159

Options on Futures
Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
44	$10,810,250		3-Month Eurodollar March Futures, Call	CSFB	3/19/18		$98.75	$275
1,300,000	1,335,141		OTC FNMA 3.5% 12/47 Pass-Through Pools December Futures, Call	JPM	12/6/17		103.33	18
800,000	821,625		OTC FNMA 3.5% 12/47 Pass-Through Pools December Futures, Call	JPM	12/6/17		103.34	10
800,000	821,625		OTC FNMA 3.5% 12/47 Pass-Through Pools December Futures, Call	JPM	12/6/17		103.41	6
1,300,000	1,335,141		OTC FNMA 3.5% 12/47 Pass-Through Pools December Futures, Put	JPM	12/6/17		102.33	730
800,000	821,625		OTC FNMA 3.5% 12/47 Pass-Through Pools December Futures, Put	JPM	12/6/17		102.34	482
800,000	821,625		OTC FNMA 3.5% 12/47 Pass-Through Pools December Futures, Put	JPM	12/6/17		102.41	630

			Total Options on Futures					$2,151

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $74,618)					$48,310

(a)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amounts†		Security	Value
		BNP Paribas SA:
1,732,309	EUR	(0.380)% due 2/8/18	$2,061,881
		Merrill Lynch & Pierce, Fenner & Smith Inc.:
$1,570,594		1.430% due 2/9/18	1,570,594
		Standard Chartered Bank:
5,057,609	GBP	0.420% due 1/18/18	6,839,911
3,234,838		1.430% due 2/8/18	3,234,838
		UBS AG:
4,644,484	EUR	(0.480)% due 1/18/18	5,528,097

		TOTAL REVERSE REPURCHASE AGREEMENTS
		(Proceeds — $18,928,472)	$19,235,321

For the period ended November 30, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $24,325,061 and 0.142%, respectively.

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA):
$ 3,000,000	3.000% due 12/1/47(a)	$2,992,634
4,200,000	4.000% due 12/1/47(a)	4,388,344
	TOTAL OPEN FORWARD SALE COMMITMENTS

	(Proceeds — $7,401,000)	$7,380,978

(a)	This security is traded on a TBA basis (see Note 1).

At November 30, 2017, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	123	3/18	$30,262,664	$30,213,412	$(49,252)
90-Day Sterling December Futures	115	12/18	19,265,580	19,265,783	203
Australian Government 3-Year Bond December Futures	3	12/17	253,117	253,785	668
Australian Government 10-Year Bond December Futures	21	12/17	2,055,146	2,075,200	20,054
Euro-Bobl March Futures	14	3/18	2,199,820	2,201,748	1,928
Euro-BTP March Futures	60	3/18	9,897,762	9,933,112	35,350
Euro-Bund March Futures	13	3/18	2,520,664	2,513,011	(7,653)
Euro-Buxl 30-Year Bond March Futures	13	3/18	2,569,178	2,562,370	(6,808)
Euro-OAT December Futures	4	12/17	744,478	755,238	10,760
Euro-Schatz Note March Futures	80	3/18	10,671,067	10,669,401	(1,666)
Japan Government 10-Year Bond December Futures	8	12/17	10,725,265	10,728,508	3,243
U.S. Treasury 5-Year Note March Futures	84	3/18	9,802,681	9,772,875	(29,806)
U.S. Treasury 10-Year Note March Futures	127	3/18	15,838,289	15,753,953	(84,336)
U.S. Treasury Ultra Long Bond March Futures	50	3/18	8,345,678	8,243,750	(101,928)
United Kingdom Treasury 10-Year Gilt March Futures	1	3/18	168,036	167,157	(879)

					(210,122)

Contracts to Sell:
90-Day Eurodollar March Futures	123	3/19	30,162,963	30,095,025	67,938
90-Day Sterling December Futures	115	12/19	19,223,757	19,223,013	744
U.S. Treasury 2-Year Note March Futures	12	3/18	2,574,375	2,572,875	1,500
U.S. Treasury Long Bond March Futures	18	3/18	2,758,500	2,730,937	27,563

					97,745

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(112,377)

At November 30, 2017, International Fixed Income Fund had deposited cash of $901,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2017, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	2,247,600	USD	120,000	BNP	$124,225	2/14/18	$4,225
Argentine Peso	3,174,257	USD	171,119	GSC	175,441	2/14/18	4,322
Brazilian Real	3,098,597	USD	950,024	HSBC	947,091	12/4/17	(2,933)
Brazilian Real	3,098,597	USD	969,797	SCB	947,091	12/4/17	(22,706)
Brazilian Real	3,098,597	USD	947,496	HSBC	943,931	1/3/18	(3,565)
British Pound	1,065,000	USD	1,426,959	BOA	1,440,307	12/4/17	13,348
British Pound	8,033,189	USD	10,676,550	UBS	10,864,088	12/4/17	187,538
Canadian Dollar	7,764,000	USD	6,069,276	SOG	6,017,439	12/4/17	(51,837)
Chinese Offshore Renminbi	8,467,144	USD	1,230,546	GSC	1,280,544	12/5/17	49,998
Danish Krone	8,110,000	USD	1,292,090	GSC	1,299,921	1/2/18	7,831
Danish Krone	37,873,000	USD	5,895,653	JPM	6,070,521	1/2/18	174,868
Danish Krone	1,035,000	USD	164,399	JPM	165,896	1/2/18	1,497
Danish Krone	800,000	USD	128,124	JPM	128,229	1/2/18	105
Danish Krone	6,680,000	USD	1,059,936	JPM	1,070,713	1/2/18	10,777
Danish Krone	705,000	USD	112,061	UBS	113,002	1/2/18	941
Danish Krone	785,000	USD	124,473	UBS	125,824	1/2/18	1,351
Danish Krone	1,350,000	USD	215,517	UBS	216,387	1/2/18	870
Danish Krone	7,604,000	USD	1,190,080	GSC	1,226,038	4/3/18	35,958
Euro	16,030,544	USD	19,060,316	BNP	19,080,346	12/4/17	20,030
Euro	591,000	USD	688,350	BNP	703,437	12/4/17	15,087
Euro	539,000	USD	634,343	BOA	641,544	12/4/17	7,201
Euro	446,000	USD	523,230	GSC	530,851	12/4/17	7,621
Indian Rupee	34,537,700	USD	536,251	BNP	535,551	12/4/17	(700)
Indian Rupee	71,026,161	USD	1,078,442	GSC	1,101,352	12/4/17	22,910
Indian Rupee	48,695,393	USD	756,072	HSBC	755,085	12/4/17	(987)
Indian Rupee	24,045,468	USD	373,343	JPM	372,856	12/4/17	(487)
Indian Rupee	23,927,120	USD	371,078	SCB	371,021	12/4/17	(57)
Indian Rupee	12,325,280	USD	188,000	UBS	191,119	12/4/17	3,119
Indian Rupee	48,695,393	USD	741,065	HSBC	746,578	3/13/18	5,513
Indonesian Rupiah	9,847,951,800	USD	724,221	SCB	724,864	1/19/18	643
Japanese Yen	58,500,000	USD	516,747	BOA	519,792	12/4/17	3,045
Japanese Yen	154,900,000	USD	1,369,468	JPM	1,376,338	12/4/17	6,870
Korean Won	398,842,800	USD	367,563	DUB	366,651	12/4/17	(912)
Korean Won	398,842,800	USD	358,253	UBS	366,651	12/4/17	8,398
Korean Won	293,062,200	USD	258,000	GSC	269,698	4/24/18	11,698
Korean Won	84,337,500	USD	75,000	BNP	77,616	4/27/18	2,616
Korean Won	274,939,200	USD	244,000	JPM	253,027	4/27/18	9,027
Malaysian Ringgit	16,570	USD	3,920	GSC	4,051	12/4/17	131
Mexican Peso	6,711,975	USD	365,000	BNP	359,430	12/15/17	(5,570)
Mexican Peso	12,806,504	USD	710,328	GSC	685,796	12/15/17	(24,532)
Mexican Peso	30,100,000	USD	1,592,256	BNP	1,590,538	3/1/18	(1,718)
New Zealand Dollar	4,407,135	USD	3,036,058	SCB	3,012,056	12/4/17	(24,002)
Peruvian Sol	1,769,549	USD	544,980	BNP	546,959	12/21/17	1,979
Russian Ruble	63,842,480	USD	1,078,921	HSBC	1,083,554	1/19/18	4,633
Singapore Dollar	1,991,788	USD	1,462,550	BOA	1,476,930	12/4/17	14,380
Singapore Dollar	1,039,573	USD	767,000	GSC	770,853	12/4/17	3,853
Singapore Dollar	988,000	USD	725,835	GSC	732,611	12/4/17	6,776
Swedish Krona	49,640,000	USD	5,986,493	RBS	5,929,182	12/4/17	(57,311)
Turkish Lira	1,325,483	USD	346,590	UBS	337,126	12/15/17	(9,464)
Turkish Lira	1,325,483	USD	332,035	JPM	332,945	1/22/18	910

							443,288

Contracts to Sell:
Australian Dollar	1,545,000	USD	1,186,322	BOA	1,168,638	12/4/17	17,684

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Brazilian Real	3,098,597	USD	950,636	HSBC	$947,091	12/4/17	$3,545
Brazilian Real	3,098,597	USD	950,024	SCB	947,091	12/4/17	2,933
Brazilian Real	3,800,000	USD	1,185,204	BNP	1,146,121	4/3/18	39,083
Brazilian Real	1,820,042	USD	516,324	DUB	543,248	7/2/18	(26,924)
British Pound	8,033,189	USD	10,526,329	UBS	10,864,087	12/4/17	(337,758)
British Pound	8,033,189	USD	10,692,801	UBS	10,881,350	1/10/18	(188,549)
Canadian Dollar	7,764,000	USD	6,015,480	GSC	6,017,438	12/4/17	(1,958)
Canadian Dollar	234,000	USD	181,636	HSBC	181,360	12/4/17	276
Canadian Dollar	7,764,000	USD	6,072,789	SOG	6,021,256	1/10/18	51,533
Chinese Offshore Renminbi	226,715	USD	34,327	BOA	34,288	12/5/17	39
Chinese Offshore Renminbi	8,240,429	USD	1,166,539	UBS	1,246,257	12/5/17	(79,718)
Danish Krone	20,382,000	USD	2,981,568	BOA	3,266,954	1/2/18	(285,386)
Danish Krone	72,481,992	USD	11,539,703	HSBC	11,617,866	1/2/18	(78,163)
Danish Krone	17,392,000	USD	2,543,992	JPM	2,787,698	1/2/18	(243,706)
Danish Krone	7,500,000	USD	1,117,235	BNP	1,209,269	4/3/18	(92,034)
Danish Krone	75,000	USD	11,505	GSC	12,093	4/3/18	(588)
Euro	399,000	USD	465,295	BNP	474,910	12/4/17	(9,615)
Euro	9,114,544	USD	10,622,517	BNP	10,848,580	12/4/17	(226,063)
Euro	7,005,000	USD	8,166,143	BNP	8,337,698	12/4/17	(171,555)
Euro	512,000	USD	606,067	GSC	609,408	12/4/17	(3,341)
Euro	501,000	USD	587,754	GSC	596,315	12/4/17	(8,561)
Euro	587,000	USD	695,396	JPM	698,677	12/4/17	(3,281)
Euro	16,030,544	USD	19,110,652	BNP	19,131,878	1/10/18	(21,226)
Euro	1,102,155	USD	1,312,646	BCLY	1,324,294	4/30/18	(11,648)
Euro	801,605	USD	949,944	BCLY	963,168	4/30/18	(13,224)
Euro	500,000	USD	593,274	BNP	600,774	4/30/18	(7,500)
Euro	700,000	USD	831,643	BNP	841,084	4/30/18	(9,441)
Euro	500,000	USD	585,339	HSBC	600,775	4/30/18	(15,436)
Euro	1,302,526	USD	1,534,711	HSBC	1,565,050	4/30/18	(30,339)
Euro	1,302,504	USD	1,527,199	UBS	1,565,022	4/30/18	(37,823)
Indian Rupee	11,698,160	USD	178,000	BNP	181,395	12/4/17	(3,395)
Indian Rupee	22,839,540	USD	347,000	BNP	354,156	12/4/17	(7,156)
Indian Rupee	71,026,161	USD	1,102,791	GSC	1,101,351	12/4/17	1,440
Indian Rupee	48,695,393	USD	748,872	HSBC	755,085	12/4/17	(6,213)
Indian Rupee	8,002,468	USD	122,000	JPM	124,089	12/4/17	(2,089)
Indian Rupee	16,043,000	USD	244,000	JPM	248,767	12/4/17	(4,767)
Indian Rupee	23,927,120	USD	371,506	SCB	371,021	12/4/17	485
Indian Rupee	12,325,280	USD	191,369	UBS	191,119	12/4/17	250
Indonesian Rupiah	4,930,020,000	USD	359,855	SCB	362,876	1/19/18	(3,021)
Japanese Yen	450,000,000	USD	4,086,488	BNP	3,998,400	12/4/17	88,088
Japanese Yen	1,485,600,000	USD	13,052,295	JPM	13,200,053	12/4/17	(147,758)
Japanese Yen	190,000,000	USD	1,751,273	UBS	1,688,662	12/11/17	62,611
Japanese Yen	140,000,000	USD	1,254,604	BCLY	1,250,174	3/5/18	4,430
Japanese Yen	450,000,000	USD	4,037,178	UBS	4,020,075	3/12/18	17,103
Korean Won	398,842,800	USD	356,450	DUB	366,651	12/4/17	(10,201)
Korean Won	398,842,800	USD	367,563	UBS	366,651	12/4/17	912
Korean Won	398,842,800	USD	358,388	UBS	366,891	3/14/18	(8,503)
Korean Won	292,778,400	USD	258,000	UBS	269,436	4/24/18	(11,436)
Korean Won	358,556,000	USD	319,000	JPM	329,980	4/27/18	(10,980)
Malaysian Ringgit	16,570	USD	4,036	GSC	4,052	12/4/17	(16)
Mexican Peso	30,100,000	USD	1,439,386	BNP	1,590,538	3/1/18	(151,152)
New Zealand Dollar	4,407,135	USD	3,014,388	BOA	3,012,056	12/4/17	2,332
New Zealand Dollar	4,407,135	USD	3,034,407	SCB	3,010,472	1/10/18	23,935
Polish Zloty	2,892,133	USD	793,257	HSBC	819,650	2/5/18	(26,393)
Singapore Dollar	4,019,361	USD	2,942,431	SCB	2,980,395	12/4/17	(37,964)
Singapore Dollar	1,991,788	USD	1,464,324	BOA	1,478,497	3/14/18	(14,173)
Swedish Krona	45,370,000	USD	5,450,349	BOA	5,419,157	12/4/17	31,192
Swedish Krona	4,270,000	USD	510,688	JPM	510,024	12/4/17	664
Swedish Krona	49,640,000	USD	6,058,757	RBS	6,001,918	5/29/18	56,839
Turkish Lira	1,325,483	USD	335,991	JPM	337,127	12/15/17	(1,136)

							(1,944,816)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,501,528)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2017, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	3-Month KRW Certificate of Deposit Rate	1.993%	7/10/27	JPM	KRW 980,600,000	$13,697	$—	$13,697
Receive	3-Month KRW Certificate of Deposit Rate	2.025%	7/10/27	SOG	KRW 3,500,900,000	39,315	—	39,315

						$53,012	$—	$53,012

At November 30, 2017, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	$(24,070)	$2,273	$(26,343)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	(60)	—	(60)
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	13,670	(2,879)	16,549
Pay	3-Month Canadian Bank Bill	1.400%	9/13/19	6-Month	CAD	15,600,000	(77,620)	(31,283)	(46,337)
Receive	3-Month Canadian Bank Bill	1.850%	9/15/27	6-Month	CAD	3,500,000	87,794	83,314	4,480
Receive	3-Month Canadian Bank Bill	2.200%	6/16/26	6-Month	CAD	200,000	(1,255)	(13,679)	12,424
Pay	3-Month FRA New Zealand Bank Bill	2.500%	7/11/19	6-Month	NZD	20,300,000	47,443	10,960	36,483
Pay	3-Month GBP-LIBOR	1.000%	9/19/19	PAM*	GBP	7,300,000	7,037	11,699	(4,662)
Receive	3-Month GBP-LIBOR	1.000%	9/18/20	PAM*	GBP	7,300,000	12,121	5,498	6,623
Receive	3-Month USD-LIBOR	1.250%	6/21/19	6-Month	USD	31,000,000	218,448	193,677	24,771
Pay	3-Month USD-LIBOR	1.750%	4/1/19	PAM*	USD	82,400,000	(127,838)	(67,811)	(60,027)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	4,400,000	202,579	(125,634)	328,213
Receive	3-Month USD-LIBOR	1.768%	12/15/46	6-Month	USD	1,100,000	189,009	22,641	166,368
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	2,500,000	(185)	(14,781)	14,596
Receive	3-Month USD-LIBOR	2.000%	4/1/20	PAM*	USD	82,400,000	101,853	46,390	55,463
Receive	3-Month USD-LIBOR	2.038%	8/31/22	6-Month	USD	3,200,000	6,344	(103,623)	109,967
Receive	3-Month USD-LIBOR	2.098%	7/1/41	6-Month	USD	5,400,000	112,840	15,841	96,999
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	22,800,000	(220,167)	(49,288)	(170,879)
Receive	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	300,000	(372)	(4,493)	4,121
Receive	3-Month USD-LIBOR	2.500%	12/20/27	6-Month	USD	7,500,000	(39,054)	(61,660)	22,606
Receive	3-Month USD-LIBOR	2.750%	12/20/47	6-Month	USD	3,500,000	(80,769)	(113,935)	33,166
Receive	3-Month USD-LIBOR	2.953%	11/12/49	6-Month	USD	600,000	(31,254)	—	(31,254)
Receive	3-Month USD-LIBOR	2.955%	11/12/49	6-Month	USD	600,000	(31,565)	—	(31,565)
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	703	(349)	1,052
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	36,428	1,570	34,858
Pay	6-Month EURIBOR	0.000%	3/21/20	12-Month	EUR	6,400,000	19,301	14,298	5,003
Pay	6-Month EURIBOR	0.500%	3/21/23	12-Month	EUR	13,100,000	158,676	169,013	(10,337)
Pay	6-Month EURIBOR	1.000%	3/21/28	12-Month	EUR	300,000	3,694	(6,499)	10,193
Receive	6-Month EURIBOR	1.500%	3/21/48	12-Month	EUR	3,050,000	20,902	82,972	(62,070)
Pay	6-Month GBP-LIBOR	0.750%	3/21/20	6-Month	GBP	3,900,000	(20,774)	7,141	(27,915)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month GBP-LIBOR	1.000%	3/21/23	6-Month	GBP	200,000	$2,510	$(1,828)	$4,338
Receive	6-Month GBP-LIBOR	1.500%	3/21/28	6-Month	GBP	3,700,000	(35,233)	(109,081)	73,848
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	6-Month	GBP	950,000	(54,160)	(52,781)	(1,379)
Pay	6-Month JPY-LIBOR	0.150%	3/22/18	6-Month	JPY	2,310,000,000	14,994	(13,887)	28,881
Pay	6-Month JPY-LIBOR	0.300%	3/18/26	6-Month	JPY	330,000,000	21,408	(332,368)	353,776
Pay	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	160,000,000	1,682	1,114	568
Receive	6-Month JPY-LIBOR	0.500%	9/20/46	6-Month	JPY	60,000,000	62,034	62,662	(628)
Receive	6-Month JPY-LIBOR	1.000%	3/21/48	6-Month	JPY	80,000,000	(6,777)	(22,317)	15,540
Pay	6-Month JPY-LIBOR	1.500%	6/19/33	6-Month	JPY	150,000,000	203,301	105,297	98,004
Receive	6-Month JPY-LIBOR	1.500%	12/20/44	6-Month	JPY	100,000,000	(142,322)	(58,113)	(84,209)
Receive	6-Month JPY-LIBOR	1.500%	12/21/45	6-Month	JPY	20,000,000	(28,222)	(94,654)	66,432

							$623,074	$(444,583)	$1,067,657

*	PAM - paid at maturity.

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$1,085	$—	$1,085
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	263	—	263
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	999	(555)	1,554

					$2,347	$(555)	$2,902

At November 30, 2017, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. CHF spot exchange rate	6.750%	6/26/19	DUB	CHF 200,000	$881	$—	$881
Pay	EUR vs. CHF spot exchange rate	6.800%	6/24/19	DUB	CHF 100,000	511	—	511
Receive	USD vs. CHF spot exchange rate	9.000%	6/24/19	DUB	CHF 100,000	(1,036)	—	(1,036)
Receive	USD vs. CHF spot exchange rate	9.000%	6/26/19	DUB	CHF 200,000	(2,052)	—	(2,052)

						$(1,696)	$—	$(1,696)

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2017, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 11/30/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.257%	USD	400,000	$(13,795)	$(14,121)	$326
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.257%	USD	700,000	(24,142)	(25,057)	915
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.257%	USD	200,000	(6,898)	(6,914)	16
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.257%	USD	500,000	(17,244)	(17,653)	409
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.257%	USD	300,000	(10,346)	(10,159)	(187)
Mariott International Inc., BBB	(1.490)%	6/20/18	3-Month	BOA	0.044%	USD	1,000,000	(11,041)	—	(11,041)
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	0.865%	EUR	700,000	(6,737)	36,665	(43,402)
UST Inc., A-	(0.720)%	3/20/18	3-Month	GSC	0.052%	USD	500,000	(1,737)	—	(1,737)

								$(91,940)	$(37,239)	$(54,701)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 11/30/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Brazil Government International, BB	1.000%	3/20/18	3-Month	HSBC	0.339%	USD	400,000	$1,604	$908	$696

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group Inc., A-	(1.000)%	12/20/20	3-Month	0.140%	USD	500,000	$(13,858)	$(14,738)	$880
Basf Se, A	(1.000)%	12/20/20	3-Month	0.143%	EUR	100,000	(3,402)	(2,908)	(494)
Bayer AG, A-	(1.000)%	12/20/20	3-Month	0.189%	EUR	200,000	(6,430)	(4,551)	(1,879)
Koninklijke Dsm NV, A-	(1.000)%	12/20/20	3-Month	0.140%	EUR	300,000	(10,210)	(9,555)	(655)
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.182%	USD	500,000	(44,495)	(37,837)	(6,658)
Markit CDX North America Investment Grade Series 28 5-Year Index	(1.000)%	6/20/22	3-Month	0.504%	USD	9,800,000	(229,447)	(175,616)	(53,831)
Markit iTraxx Europe Senior Financials Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.470%	EUR	300,000	(10,215)	(8,322)	(1,893)
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	3-Month	0.340%	EUR	44,000,000	(1,503,833)	(1,292,755)	(211,078)
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.478%	EUR	12,400,000	(414,407)	(331,410)	(82,997)
Pfizer Inc., AA	(1.000)%	12/20/20	3-Month	0.121%	USD	300,000	(8,541)	(8,762)	221
Reynolds American Inc., BBB+	(1.000)%	12/20/20	3-Month	0.100%	USD	500,000	(14,436)	(14,731)	295
Teliasonera AB, A-	(1.000)%	12/20/20	3-Month	0.184%	EUR	100,000	(3,252)	(2,451)	(801)
United Utilities PLC, BBB+	(1.000)%	12/20/20	3-Month	0.303%	EUR	200,000	(5,628)	(3,440)	(2,188)
Unitedhealth Group Inc., A+	(1.000)%	12/20/20	3-Month	0.131%	USD	300,000	(8,480)	(8,361)	(119)

							$(2,276,634)	$(1,915,437)	$(361,197)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Royal Bank Of Scotland PLC, BBB+	1.000%	12/20/17	3-Month	0.050%	EUR	100,000	$296	$522	$(226)
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.424%	USD	100,000	2,760	1,866	894
Shell International Finance BV, A+	1.000%	12/20/26	3-Month	0.721%	EUR	200,000	6,969	(5,907)	12,876
Telecom Italia SpA, BB+	1.000%	6/20/24	3-Month	1.503%	EUR	100,000	(3,388)	(7,452)	4,064
Tesco PLC, BB+	1.000%	6/20/22	3-Month	0.939%	EUR	400,000	2,486	(25,328)	27,814

							$9,123	$(36,299)	$45,422

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2017, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6) (amounts below are in 000’s)	Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	BNP	USD 3,828	GBP 2,900	$92,258	$22,910	$69,348
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month Australian Bank Bill more 0.362% based on the notional amount of currency delivered	9/26/27	BNP	USD 634	AUD 800	(29,036)	3,800	(32,836)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month Australian Bank Bill more 0.368% based on the notional amount of currency delivered	10/5/27	BNP	USD 315	AUD 400	(12,455)	(540)	(11,915)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	CITI	USD 3,058	GBP 2,500	322,033	2,750	319,283
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	DUB	USD 244	GBP 200	25,738	(30)	25,768
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	GSC	USD 8,194	GBP 6,700	863,048	(14,230)	877,278
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	RBS	USD 610	GBP 500	64,245	14,000	50,245
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	SOG	USD 1,345	GBP 1,100	141,694	(7,260)	148,954

						$1,467,525	$21,400	$1,446,125

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2017, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,709,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See pages 202-203 for definitions of ratings.

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 96.8%
California - 15.0%
$ 735,000	AAA	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series U-7, 5.000% due 6/1/46	$997,968
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,269,370
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,164,419
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,294,060
1,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,010,390
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,710,750

		Total California	8,446,957

Colorado - 13.2%
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,632,097
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,665,780
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,170,390
750,000	A+	City & Country of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	889,410
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,052,520

		Total Colorado	7,410,197

District of Colombia - 4.3%
1,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	1,680,390
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	732,305

		Total District of Colombia	2,412,695

Florida - 1.8%
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,030,580

Illinois - 7.7%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA+	Advocate Health Care, 4.000% due 6/1/47	1,246,609
600,000	A	DePaul University, 5.000% due 10/1/36	686,904
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,165,146
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,252,080

		Total Illinois	4,350,739

Indiana - 3.1%
		Indiana Municipal Power Agency, Power Supply, Revenue Bonds:
500,000	A+	Series A, 5.000% due 1/1/42	575,995
1,000,000	A+	Series C, 5.000% due 1/1/37	1,154,290

		Total Indiana	1,730,285

Louisiana - 1.0%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/37(c)	286,040
250,000	A-	5.000% due 1/1/38(c)	285,618

		Total Louisiana	571,658

Massachusetts - 8.3%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,304,410
		Massachusetts Development Finance Agency, Revenue Bonds:
700,000	BBB+	Emerson College, Series A, 5.000% due 1/1/34	805,084
1,145,000	AAA	Harvard University, Series A, 5.000% due 7/15/40	1,503,660
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,028,740

		Total Massachusetts	4,641,894

Minnesota - 2.0%
1,000,000	AA+	State of Minnesota, GO, Trunk Highway, Series B, 5.000% due 8/1/21	1,116,920

Nevada - 2.4%
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,361,028

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
New Jersey - 2.8%
$ 1,340,000	A3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	$1,567,867

North Carolina - 3.7%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,071,940

Oregon - 2.7%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,516,852

South Carolina - 3.2%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,795,275

Tennessee - 2.4%
1,305,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,353,024

Texas - 9.9%
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,254,510
1,000,000	AAA	5.250% due 2/1/30	1,271,090
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,065,260
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,948,007

		Total Texas	5,538,867

Utah - 5.0%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	594,395
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,236,560

		Total Utah	2,830,955

Washington - 2.0%
1,000,000	AA+	City of Seattle, WA, Drainage & Wastewater Revenue, Revenue Bonds, 4.000% due 7/1/28	1,130,650

Wisconsin - 6.3%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,628,925
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,327,742
515,000	A	WPPI Energy, Power Supply Revenue Bonds, Series A, 5.000% due 7/1/24	592,301

		Total Wisconsin	3,548,968

		TOTAL MUNICIPAL BONDS (Cost - $51,629,475)	54,427,351

SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
1,072,134		ANZ National Bank - London, 0.600% due 12/1/17	1,072,134
427,759		Standard Chartered Bank - London, 0.600% due 12/1/17	427,759

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $1,499,893)	1,499,893

		TOTAL INVESTMENTS - 99.5% (Cost - $53,129,368)	55,927,244

		Other Assets in Excess of Liabilities - 0.5%	285,223

		TOTAL NET ASSETS - 100.0%	$56,212,467

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service.
(c)	Income from this issue is considered a preference item for purpose of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At November 30, 2017, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Municipal Bond Fund	$53,129,368	$2,902,211	$(104,335)	$2,797,876

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 202-203 for definitions of ratings.

Summary of Investments by Industry^
Higher Education	22.4%
School District	14.1
Health Care Providers & Services	13.1
Transportation	11.1
General Obligation	9.2
Utilities	7.1
Airport	7.0
Power	4.7
Water and Sewer	4.1
Single Family Housing	2.4
Development	2.1
Short-Term Investments	2.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 115.1%
			U.S. Treasury Inflation Indexed Bonds:
$ 16,380,719			2.375% due 1/15/25	$18,558,375
8,576,833			2.000% due 1/15/26(a)	9,572,667
13,535,797			3.625% due 4/15/28	17,597,383
14,082,600			2.500% due 1/15/29	16,877,330
1,651,529			3.875% due 4/15/29	2,226,618
4,567,760			2.125% due 2/15/40	5,789,197
1,690,605			2.125% due 2/15/41	2,155,152
214,708			0.625% due 2/15/43	203,011
5,612,912			1.375% due 2/15/44	6,265,874
628,890			0.750% due 2/15/45	608,320
5,302,100			1.000% due 2/15/46	5,455,228
2,750,471			0.875% due 2/15/47	2,749,596
			U.S. Treasury Inflation Indexed Notes:
10,954,736			0.125% due 4/15/19(b)	10,912,962
20,447,018			0.125% due 4/15/20(b)	20,360,413
3,123,630			1.250% due 7/15/20	3,222,237
20,250,023			0.125% due 4/15/21(b)	20,121,681
26,732,500			0.125% due 1/15/23(b)	26,434,921
5,769,610			0.375% due 7/15/23	5,790,551
5,500,612			0.625% due 1/15/24	5,574,755
10,082,859			0.125% due 7/15/24	9,912,535
2,584,334			0.250% due 1/15/25	2,544,309
1,654,872			0.375% due 7/15/25	1,644,877
10,948,425			0.625% due 1/15/26	11,027,722
2,213,834			0.125% due 7/15/26	2,141,540
2,209,710			0.375% due 7/15/27	2,173,936
			U.S. Treasury Notes:
400,000			1.750% due 11/30/21(a)	395,273
100,000			2.125% due 12/31/21	100,277
14,500,000			1.875% due 2/28/22(b)	14,371,709
1,600,000			2.125% due 3/31/24(b)	1,585,500
1,480,000			2.500% due 5/15/24(b)	1,498,847
400,000			2.000% due 5/31/24	393,078
640,000			1.875% due 8/31/24(b)	623,200
500,000			2.250% due 10/31/24	498,105
900,000			2.250% due 11/15/24(b)	896,309

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $230,009,693)	230,283,488

SOVEREIGN BONDS - 8.2%
Argentina - 0.4%
217,000	ARS	NR	Argentina Bonar Bonds, 24.216% (BADLARPP + 2.000%) due 4/3/22(c)	13,123
4,600,000	ARS	NR	Argentina POM Politica Monetaria, 27.437% due 6/21/20(c)	298,648
			Argentina Treasury Bills:
200,000		NR	zero coupon, due 9/28/18	194,991
263,000		NR	zero coupon, due 11/16/18	255,283

			Total Argentina	762,045

Australia - 0.2%
400,000	AUD	Aaa(d)	Australia Government Bonds, 3.000% due 9/20/25	429,815

Brazil - 4.2%
28,600,000	BRL	BB	Brazil Letras do Tesouro Nacional, zero coupon, due 7/1/18	8,418,953

Canada - 0.4%
			Canadian Government Real Return Bonds:
446,793	CAD	AAA	4.250% due 12/1/26	468,079
402,564	CAD	AAA	0.500% due 12/1/50(e)	301,674

			Total Canada	769,753

Italy - 0.1%
99,818	EUR	Baa2u(d)	Italy Buoni Poliennali Del Tesoro, 1.650% due 4/23/20	126,011

Japan - 0.6%
200,000		A+	Development Bank of Japan Inc., 2.125% due 9/1/22(f)	196,945
110,551,100	JPY	A1(d)	Japanese Government CPI Linked Bonds Inflation Linked Bonds, 0.100% due 3/10/27	1,034,836

			Total Japan	1,231,781

New Zealand - 0.4%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	755,872

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Peru - 0.2%
1,400,000	PEN	A3(d)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	$460,102

United Kingdom - 1.7%
200,000	GBP	Aa2u(d)	United Kingdom Gilt, 4.250% due 12/7/27	344,407
			United Kingdom Gilt Inflation Linked Bonds:
1,384,864	GBP	Aa2u(d)	0.125% due 3/22/26	2,185,775
218,766	GBP	Aa2u(d)	0.125% due 3/22/46	468,552
7,270	GBP	Aa2u(d)	0.125% due 11/22/56	18,497
116,194	GBP	Aa2u(d)	0.125% due 11/22/65	348,714

			Total United Kingdom	3,365,945

			TOTAL SOVEREIGN BONDS (Cost - $16,251,039)	16,320,277

CORPORATE BONDS & NOTES - 3.6%
Banks - 1.4%
$ 700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	729,126
300,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 2.375% due 9/20/22(f)	297,832
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	181,634
2,200,000	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 2.000% due 4/1/18	354,764
400,000		Aaa(d)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(f)	398,335
			UBS AG, Senior Unsecured Notes:
400,000		A+	1.637% (3-Month USD-LIBOR + 0.320%) due 12/7/18(c)(f)	400,784
400,000		A+	1.897% (3-Month USD-LIBOR + 0.580%) due 6/8/20(c)(f)	402,275

			Total Banks	2,764,750

Capital Markets - 0.0%
100,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(c)	99,898

Consumer Finance - 0.6%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	531,500
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	132,625
100,000		A+	American Honda Finance Corp., Senior Unsecured Notes, 1.741% (3-Month USD-LIBOR + 0.350%) due 11/5/21(c)	100,127
200,000		A-	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(f)	196,390
200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	205,400

			Total Consumer Finance	1,166,042

Diversified Financial Services - 0.7%
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	631,674
700,000		B	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	722,750

			Total Diversified Financial Services	1,354,424

Diversified Telecommunication Services - 0.4%
			AT&T Inc., Senior Unsecured Notes:
200,000		BBB+	2.009% (3-Month USD-LIBOR + 0.650%) due 1/15/20(c)	200,979
500,000		BBB+	2.309% (3-Month USD-LIBOR + 0.950%) due 7/15/21(c)	507,408

			Total Diversified Telecommunication Services	708,387

Electric Utilities - 0.1%
100,000		BBB	E.ON International Finance BV, Company Guaranteed Notes, 5.800% due 4/30/18(f)	101,583

Media - 0.1%
100,000		BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	102,624

Multi-Utilities - 0.0%
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 1.732% (3-Month USD-LIBOR + 0.450%) due 3/15/21(c)	100,051

Oil, Gas & Consumable Fuels - 0.3%
200,000		BBB+	Enbridge Inc., Senior Unsecured Notes, 1.750% (3-Month USD-LIBOR + 0.400%) due 1/10/20(c)	200,431
467,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.999% due 1/27/28(f)	470,386

			Total Oil, Gas & Consumable Fuels	670,817

Tobacco - 0.0%
100,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 2.003% (3-Month USD-LIBOR + 0.590%) due 8/14/20(c)(f)	100,543

			TOTAL CORPORATE BONDS & NOTES (Cost - $6,936,970)	7,169,119

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
989,033		Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	960,839
5,716		BBB+	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.061% (6-Month USD-LIBOR + 1.500%) due 9/25/45(c)	5,746

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5% - (continued)
$ 72,053	AAA	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 1.593% (1-Month USD-LIBOR + 0.310%) due 4/20/35(c)	$71,354
45,204	BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.238% due 5/25/33(c)	45,743
463,594	CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 2.304% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	462,982
202,012	Caa2(d)	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36	178,929
12,519	B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 3.574% due 3/25/34(c)	12,599
148,238	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(f)	150,123
7,478	AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1.623% (1-Month USD-LIBOR + 0.340%) due 6/20/35(c)	7,342
104,304	B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.969% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	101,044
260,000	NR	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.471% (3-Month EURIBOR + 0.800%) due 12/15/29(e)(f)	309,482
27,560	AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 1.730% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	26,536
98,406	NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(f)	98,886
600,000	B-	RASC Trust, Series 2006-KS3, Class M1, 1.659% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	585,863
656,168	CCC	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 1.579% (1-Month USD-LIBOR + 0.250%) due 5/25/36(c)	403,053
653,041	B	Sequoia Mortgage Trust, Series 6, Class A, 1.923% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	621,760
323,975	BBB	Structured Asset Investment Loan Trust, Series 2003-BC13, Class 1A3, 2.329% (1-Month USD-LIBOR + 1.000%) due 11/25/33(c)	313,272
639,753	NR	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(f)	644,952
		WaMu Mortgage Pass-Through Certificates Trust:
21,225	Baa1(d)	Series 2002-AR2, Class A, 1.979% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	21,012
9,826	BBB	Series 2002-AR17, Class 1A, 2.201% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	9,379
5,370	A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 3.317% due 5/25/34(c)	5,472

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,867,181)	5,036,368

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
267,475	Aaa(d)	Navient Student Loan Trust, Series 2016-7A, Class A, 2.478% (1-Month USD-LIBOR + 1.150%) due 3/25/66(c)(f) (Cost - $267,475)	274,115

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $258,332,358)	259,083,367

Face Amount†
SHORT-TERM INVESTMENTS - 1.3%
SOVEREIGN BONDS - 0.4%
		Argentina Treasury Bills:
100,000	NR	3.200% due 12/15/17(g)	99,880
560,000	NR	2.805% due 3/16/18(g)	555,550
65,000	NR	2.839% due 6/15/18(g)	64,026
42,000	NR	2.839% due 6/29/18(g)	41,325
100,000	NR	3.100% due 10/26/18(g)	97,289

		TOTAL SOVEREIGN BONDS (Cost - $858,070)	858,070

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†		Security	Value
TIME DEPOSITS - 0.9%
$ 1,640,120		ANZ National Bank - London, 0.600% due 12/1/17	$1,640,120
		BBH - Grand Cayman:
2,112	DKK	(0.800)% due 12/1/17	338
8,139	EUR	(0.568)% due 12/1/17	9,688
315	CAD	0.250% due 12/1/17	244
209	AUD	0.446% due 12/1/17	158
6,523	NZD	0.700% due 12/1/17	4,458
823	ZAR	5.302% due 12/1/17	60
62,256	GBP	Citibank - London, 0.155% due 12/1/17	84,195
2,738,062	JPY	Sumitomo - Tokyo, (0.230)% due 12/1/17	24,329

		TOTAL TIME DEPOSITS (Cost - $1,763,590)	1,763,590

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $2,621,660)	2,621,660

		TOTAL INVESTMENTS IN SECURITIES (Cost - $260,954,018)	261,705,027

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $102,382)	56,880

		TOTAL INVESTMENTS - 130.8% (Cost - $261,056,400)	261,761,907

		Liabilities in Excess of Other Assets - (30.8)%	(61,676,460)

		TOTAL NET ASSETS - 100.0%	$200,085,447

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(d)	Rating by Moody’s Investors Service.
(e)	Illiquid security.
(f)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $4,502,732 and represents 2.25% of net assets.
(g)	Rate shown represents yield-to-maturity.

At November 30, 2017, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Inflation-Linked Fixed Income Fund	$193,738,442	$4,407,824	$(3,607,598)	$800,226

Abbreviations used in this schedule:

CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Obligations	88.0%
Sovereign Bonds	6.2
Corporate Bonds & Notes	2.8
Collateralized Mortgage Obligations	1.9
Asset-Backed Security	0.1
Purchased Options	0.0 *
Short-Term Investments	1.0

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Options Contracts Purchased

Interest Rate Cap Option

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
9,300,000	$22,143,300	OTC, USD ICE Swap 10-5 Year, Call(a)	DUB	3/29/18	0.263%	$919

Interest Rate Swaptions

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,550,000	$2,294,977	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put(a)	JPM	7/16/18	2.765%	$11,145
400,000	592,252	OTC 30-Year Swaption, 3-Month USD-LIBOR, Call(a)	DUB	6/15/18	2.150	2,559
400,000	592,252	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put(a)	DUB	6/15/18	2.150	42,257

		Total Interest Rate Swaptions				$55,961

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $102,382)				$56,880

(a)	Illiquid security.

Schedule of Options Contracts Written

Interest Rate Cap Option

Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
9,300,000	$22,143,300		OTC, USD ICE Swap 30-10 Year, Call	DUB	3/29/18		0.230%	$1,149

Options on Futures

Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
14	2,275,140	EUR	Euro-Bund March Futures, Call	DUB	2/23/18	EUR	165.00	$4,666
5	$622,344		U.S. Treasury 10-Year Note January Futures, Call	CITI	12/22/17		$124.50	1,250
30	3,734,063		U.S. Treasury 10-Year Note January Futures, Call	CITI	12/22/17		125.50	1,875
8	995,750		U.S. Treasury 10-Year Note January Futures, Call	MLP	12/22/17		125.00	1,000
30	3,734,063		U.S. Treasury 10-Year Note January Futures, Put	CITI	12/22/17		124.00	12,656
8	995,750		U.S. Treasury 10-Year Note January Futures, Put	MLP	12/22/17		125.00	8,625

			Total Options on Futures					$30,072

			TOTAL OPTIONS CONTRACTS WRITTEN
			(Premiums received — $37,129)					$31,221

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
$43,930,500	Merrill Lynch & Pierce, Fenner & Smith Inc.:
	1.430% due 2/9/18	$43,930,500
	Standard Chartered Bank:
1,529,950	1.420% due 2/8/18	1,529,950
3,372,000	1.430% due 2/8/18	3,372,000
1,598,000	1.480% due 2/20/18	1,598,000
15,344,500	1.520% due 2/22/18	15,344,500
	Toronto-Dominion Bank (The):
629,600	0.000% due 12/4/17	629,600

	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds — $66,404,550)	$66,404,550

For the period ended November 30, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $58,999,910 and 1.295%, respectively.

At November 30, 2017, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund March Futures	3	3/18	$581,556	$579,925	$(1,631)
U.S. Treasury 10-Year Note March Futures	149	3/18	18,582,279	18,482,985	(99,294)

					(100,925)

Contracts to Sell:
Euro-OAT December Futures	12	12/17	2,264,653	2,265,712	(1,059)
Japan Government 10-Year Bond December Futures	3	12/17	4,026,789	4,023,191	3,598
U.S. Treasury 2-Year Note March Futures	40	3/18	8,581,250	8,576,250	5,000
U.S. Treasury 5-Year Note March Futures	287	3/18	33,493,797	33,390,656	103,141
U.S. Treasury Long Bond March Futures	26	3/18	3,978,141	3,944,688	33,453
United Kingdom Treasury 10-Year Gilt March Futures	20	3/18	3,361,931	3,343,133	18,798

					162,931

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$62,006

At November 30, 2017, Inflation-Linked Fixed Income Fund had deposited cash of $279,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2017, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	3,661,162	USD	202,189	JPM	$210,399	12/13/17	$8,210
Argentine Peso	756,800	USD	42,149	JPM	43,306	12/20/17	1,157
Argentine Peso	3,104,165	USD	165,732	HSBC	171,567	2/14/18	5,835
Argentine Peso	5,592,000	USD	300,000	MLP	309,070	2/14/18	9,070
Brazilian Real	1,290,080	USD	395,536	HSBC	394,315	12/4/17	(1,221)
Brazilian Real	1,290,080	USD	403,768	SCB	394,315	12/4/17	(9,453)
Brazilian Real	1,290,080	USD	394,484	HSBC	393,000	1/3/18	(1,484)
British Pound	152,000	USD	200,199	BNP	205,565	12/4/17	5,366
British Pound	2,823,000	USD	3,782,306	HSBC	3,817,826	12/4/17	35,520
British Pound	171,000	USD	223,547	SCB	231,261	12/4/17	7,714
Euro	1,759,000	USD	2,091,451	BNP	2,093,649	12/4/17	2,198
Indian Rupee	26,786,707	USD	406,722	BNP	415,362	12/4/17	8,640
Indian Rupee	23,733,041	USD	368,492	HSBC	368,011	12/4/17	(481)
Indian Rupee	15,434,164	USD	236,000	JPM	239,327	12/4/17	3,327
Indian Rupee	23,733,041	USD	361,179	HSBC	363,866	3/13/18	2,687
Japanese Yen	70,400,000	USD	632,596	SCB	625,527	12/4/17	(7,069)
Korean Won	190,079,400	USD	175,172	BNP	174,737	12/4/17	(435)
Korean Won	541,906,800	USD	487,020	DUB	498,168	12/4/17	11,148
Mexican Peso	3,386,000	USD	176,557	BNP	181,322	12/15/17	4,765
Mexican Peso	10,900,000	USD	549,439	BNP	575,975	3/1/18	26,536
Russian Ruble	11,169,275	USD	191,525	DUB	188,870	2/16/18	(2,655)
South African Rand	2,573,000	USD	181,072	BNP	187,510	12/6/17	6,438
South African Rand	2,573,000	USD	186,437	MLP	185,558	2/6/18	(879)

							114,934

Contracts to Sell:
Argentine Peso	1,419,750	USD	75,000	BNP	78,470	2/14/18	(3,470)
Argentine Peso	948,000	USD	50,000	JPM	52,396	2/14/18	(2,396)
Australian Dollar	1,530,000	USD	1,174,804	MLP	1,157,292	12/4/17	17,512
Brazilian Real	1,290,080	USD	395,791	HSBC	394,315	12/4/17	1,476
Brazilian Real	1,290,080	USD	395,536	SCB	394,315	12/4/17	1,221
Brazilian Real	14,300,000	USD	4,079,886	BNP	4,267,736	7/3/18	(187,850)
Brazilian Real	4,300,000	USD	1,297,604	DUB	1,283,305	7/3/18	14,299
Brazilian Real	5,400,000	USD	1,544,663	DUB	1,611,592	7/3/18	(66,929)
Brazilian Real	4,400,000	USD	1,308,550	JPM	1,313,149	7/3/18	(4,599)
Brazilian Real	200,000	USD	58,420	JPM	59,689	7/3/18	(1,269)
British Pound	2,816,000	USD	3,708,835	BNP	3,808,359	12/4/17	(99,524)
British Pound	211,000	USD	276,982	JPM	285,356	12/4/17	(8,374)
British Pound	119,000	USD	156,567	SCB	160,936	12/4/17	(4,369)
British Pound	2,823,000	USD	3,788,218	HSBC	3,823,893	1/10/18	(35,675)
Canadian Dollar	991,000	USD	769,728	BNP	768,069	12/4/17	1,659
Danish Krone	2,200,000	USD	327,722	BNP	354,719	4/3/18	(26,997)
Danish Krone	44,000	USD	6,750	DUB	7,095	4/3/18	(345)
Euro	528,000	USD	615,521	BNP	628,452	12/4/17	(12,931)
Euro	831,000	USD	976,160	DUB	989,097	12/4/17	(12,937)
Euro	400,000	USD	465,942	MLP	476,099	12/4/17	(10,157)
Euro	1,759,000	USD	2,096,974	BNP	2,099,303	1/10/18	(2,329)
Indian Rupee	18,459,027	USD	286,605	BNP	286,231	12/4/17	374
Indian Rupee	8,327,680	USD	128,000	BNP	129,131	12/4/17	(1,131)
Indian Rupee	23,733,041	USD	364,983	HSBC	368,011	12/4/17	(3,028)
Indian Rupee	5,274,014	USD	81,887	JPM	81,780	12/4/17	107
Indian Rupee	10,160,150	USD	154,000	JPM	157,546	12/4/17	(3,546)
Japanese Yen	70,400,000	USD	618,526	JPM	625,528	12/4/17	(7,002)
Japanese Yen	70,400,000	USD	634,063	SCB	626,952	1/10/18	7,111
Korean Won	190,079,400	USD	167,000	BNP	174,737	12/4/17	(7,737)
Korean Won	351,827,400	USD	309,000	DUB	323,430	12/4/17	(14,430)
Korean Won	190,079,400	USD	175,172	DUB	174,737	12/4/17	435
Korean Won	541,906,800	USD	487,239	DUB	498,494	3/14/18	(11,255)
Mexican Peso	854,000	USD	45,358	BNP	45,732	12/15/17	(374)
Mexican Peso	10,900,000	USD	521,239	BNP	575,975	3/1/18	(54,736)
New Zealand Dollar	1,070,000	USD	738,957	DUB	731,291	12/4/17	7,666
South African Rand	2,573,000	USD	188,320	MLP	187,511	12/6/17	809

							(530,721)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(415,787)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2017, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	9.650%	1/2/25	PAM*	BRL	7,600,000	$(53,959)	$(10,889)	$(43,070)
Pay	28-Day MXN TIIE Banxico	5.610%	7/7/21	28-Day	MXN	8,600,000	(26,248)	(23,909)	(2,339)
Pay	28-Day MXN TIIE Banxico	7.030%	11/10/21	28-Day	MXN	10,500,000	(6,166)	(333)	(5,833)
Pay	28-Day MXN TIIE Banxico	7.200%	6/5/24	28-Day	MXN	8,100,000	(4,619)	86	(4,705)
Pay	28-Day MXN TIIE Banxico	7.388%	11/17/21	28-Day	MXN	1,100,000	113	—	113
Pay	28-Day MXN TIIE Banxico	7.480%	6/18/37	28-Day	MXN	300,000	(530)	—	(530)
Pay	28-Day MXN TIIE Banxico	8.280%	11/28/36	28-Day	MXN	3,200,000	9,132	16,343	(7,211)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(4,367)	2,137	(6,504)
Receive	3-Month USD-LIBOR	1.250%	6/21/19	6-Month	USD	13,500,000	95,131	81,220	13,911
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	630,000	29,006	(16,090)	45,096
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	100,000	(7)	(714)	707
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	79,767	90,254	(10,487)
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	7,500,000	69,544	46,723	22,821
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	18,130,000	43,018	(375,388)	418,406
Pay	3-Month USD-LIBOR	2.750%	12/20/47	6-Month	USD	1,430,000	33,000	54,407	(21,407)
Receive	6-Month GBP-LIBOR	1.500%	3/21/28	6-Month	GBP	700,000	(6,668)	(23,971)	17,303
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	6-Month	GBP	800,000	(45,609)	(18,377)	(27,232)
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	260,000,000	(2,733)	(4,697)	1,964
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month	JPY	310,000,000	(12,123)	(17,168)	5,045

							$195,682	$(200,366)	$396,048

*	PAM - paid at maturity.

At November 30, 2017, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	10-Year EUR Inflation Linked	1.360%	6/15/27	EUR	800,000	$(13,849)	$(11,973)	$(1,876)
Receive	10-Year EUR Inflation Linked	1.385%	12/15/26	EUR	70,000	(868)	(6,018)	5,150
Receive	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	700,000	(19)	—	(19)
Receive	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,900,000	(297,091)	(300,001)	2,910
Receive	15-Year GBP Inflation Linked	3.470%	9/15/32	GBP	600,000	(1,476)	(2,307)	831
Receive	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	19,678	(7,845)	27,523
Pay	30-Year GBP Inflation Linked	3.585%	10/15/46	GBP	240,000	(12,964)	(20,844)	7,880
Pay	1-Year USD Inflation Linked	1.710%	4/27/18	USD	1,400,000	(193)	—	(193)
Receive	2-Year USD Inflation Linked	1.935%	4/27/19	USD	1,400,000	4,212	—	4,212
Pay	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	133	—	133
Pay	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	9,773	13,538	(3,765)
Pay	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	6,300	9,337	(3,037)
Receive	10-Year USD Inflation Linked	1.730%	7/26/26	USD	400,000	(15,616)	(21,441)	5,825
Receive	10-Year USD Inflation Linked	1.762%	8/30/26	USD	1,500,000	(50,819)	(73,591)	22,772
Receive	10-Year USD Inflation Linked	1.801%	9/12/26	USD	310,000	(9,577)	(14,319)	4,742
Receive	10-Year USD Inflation Linked	2.067%	7/25/27	USD	600,000	(6,287)	—	(6,287)
Receive	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	(1,470)	—	(1,470)
Receive	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	(2,886)	—	(2,886)
Receive	10-Year USD Inflation Linked	2.180%	9/20/27	USD	320,000	(528)	—	(528)

						$(373,547)	$(435,464)	$61,917

At November 30, 2017, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 11/30/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond, BB	1.000%	3/20/18	3-Month	HSBC	0.339%	USD	300,000	$1,203	$683	$520
Brazil Government International Bond, BB	1.000%	6/20/21	3-Month	DUB	1.170%	USD	100,000	(380)	(8,609)	8,229
Brazil Government International Bond, BB	1.000%	6/20/21	3-Month	HSBC	1.170%	USD	800,000	(3,044)	(55,500)	52,456

								$(2,221)	$(63,426)	$61,205

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.182%	USD	1,700,000	$(151,285)	$(131,512)	$(19,773)
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.478%	EUR	1,700,000	(56,814)	(45,511)	(11,303)

							$(208,099)	$(177,023)	$(31,076)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At November 30, 2017, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $745,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

CITI	—	Citigroup Global Markets Inc.
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.

See pages 202-203 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 58.0%
Aerospace & Defense - 0.1%
$ 400,000		BBB	Textron Inc., Senior Unsecured Notes, 1.960% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	$399,942

Airlines - 0.4%
250,000		BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	255,314
454,111		A	Northwest Airlines Inc. Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	491,575
304,947		A-	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	324,387

			Total Airlines	1,071,276

Automobiles - 0.8%
2,300,000		A-	Aviation Capital Group Corp., Senior Unsecured Notes, 4.625% due 1/31/18(b)	2,310,129

Banks - 13.5%
400,000		A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	399,817
1,600,000		A-	Bank of America Corp., Senior Unsecured Notes, 1.971% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,606,605
			Barclays Bank PLC, Subordinated Notes:
1,850,000		BBB-	6.050% due 12/4/17(b)	1,850,000
1,500,000		BBB-	6.050% due 12/4/17	1,500,000
400,000		BB+	7.750% (5-Year USD Swap Rate + 6.833%) due 4/10/23(a)	408,600
			Barclays PLC:
200,000		B+	Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.705%)(a)(c)	211,156
			Senior Unsecured Notes:
500,000		BBB	2.000% due 3/16/18	500,220
800,000		BBB	3.520% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	839,798
468,000		BB+	CIT Group Inc., Senior Unsecured Notes, 5.500% due 2/15/19(b)	487,516
2,000,000		BBB+	Citigroup Inc., Senior Unsecured Notes, 2.681% (3-Month USD-LIBOR + 1.310%) due 10/26/20(a)	2,044,920
1,250,000		A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	1,249,818
2,600,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 1.928% (3-Month USD-LIBOR + 0.600%) due 3/23/18(a)(b)	2,604,594
1,000,000		A+	DNB Bank ASA, Senior Unsecured Notes, 2.557% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)(d)	1,022,145
600,000		NR	Eksportfinans ASA, Senior Unsecured Notes, 2.210% (3-Month USD-LIBOR + 8.000%) due 11/10/20(d)(e)	593,588
300,000		A3(f)	Emirates NBD PJSC, Senior Unsecured Notes, 2.921% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	300,646
2,000,000		A	HSBC USA Inc., Senior Unsecured Notes, 1.700% due 3/5/18	2,000,323
			ICICI Bank Ltd., Senior Unsecured Notes:
500,000		BBB-	4.800% due 5/22/19	516,178
200,000		BBB-	3.125% due 8/12/20	200,899
600,000		BBB+	ING Bank NV, Subordinated Notes, 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(a)	609,030
400,000		BBB-	KBC Bank NV, Subordinated Notes, 8.000% (5-Year USD Swap Rate + 7.097%) due 1/25/23(a)	403,408
1,600,000	GBP	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(c)	2,289,782
1,600,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(b)	1,606,456
			Mizuho Financial Group Inc., Senior Unsecured Notes:
1,800,000		A-	2.457% (3-Month USD-LIBOR + 1.140%) due 9/13/21(a)	1,831,711
500,000		A-	2.408% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	504,961
500,000		A-	2.197% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	503,552
1,000,000		AA-	Nordea Bank AB, Senior Unsecured Notes, 2.452% (3-Month USD-LIBOR + 0.990%) due 5/27/21(a)(d)	1,018,480
1,000,000	DKK	NR	Nordea Kredit Realkreditaktieselskab, Covered Notes, 5.000% due 1/1/18	160,602
			QNB Finance Ltd., Company Guaranteed Notes:
700,000		A	2.125% due 2/14/18	700,069
300,000		Aa3(f)	2.836% (3-Month USD-LIBOR + 1.400%) due 5/20/18(a)	300,975
2,400,000		BBB-	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 2.886% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	2,427,426
300,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	302,003
100,000		BBB-	SMFG Preferred Capital USD 3 Ltd., Junior Subordinated Notes, 9.500% (6-Month USD-LIBOR + 5.890%)(a)(c)	104,869

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 13.5% - (continued)
$ 700,000	BB+	Societe Generale SA, Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.394%)(a)(c)	$736,967
2,300,000	BBB-	State Bank of India, Senior Unsecured Notes, 2.297% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,304,600
2,700,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.137% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	2,707,647
1,400,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.764% (3-Month USD-LIBOR + 0.440%) due 9/19/19(a)(b)	1,401,473
900,000	BBB+	UBS AG, Subordinated Notes, 4.750% (5-Year USD Swap Rate + 3.765%) due 5/22/23(a)	910,188

		Total Banks	39,161,022

Capital Markets - 1.6%
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,685,000	BBB+	2.060% (3-Month USD-LIBOR + 0.730%) due 12/27/20(a)	1,691,695
400,000	BBB+	2.160% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	399,498
2,500,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 1.713% (3-Month USD-LIBOR + 0.390%) due 3/22/19(a)	2,502,821

		Total Capital Markets	4,594,014

Chemicals - 0.4%
1,000,000	BBB	Incitec Pivot Finance LLC, Company Guaranteed Notes, 6.000% due 12/10/19	1,060,883

Commercial Services & Supplies - 2.7%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
2,300,000	A1(f)	2.079% due 11/5/19	2,281,908
3,000,000	A1(f)	2.297% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,020,160
1,500,000	BBB+	HPHT Finance 15 Ltd., Company Guaranteed Notes, 2.250% due 3/17/18(d)	1,499,157
1,100,000	AA-	SoQ Sukuk A QSC, Government Guaranteed Notes, 2.099% due 1/18/18	1,100,307

		Total Commercial Services & Supplies	7,901,532

Consumer Finance - 7.3%
		Ally Financial Inc.:
		Company Guaranteed Notes:
1,700,000	BB+	4.750% due 9/10/18	1,729,750
300,000	BB+	3.500% due 1/27/19	303,750
500,000	BB+	Senior Unsecured Notes, 3.250% due 2/13/18	501,000
4,600,000	A	Daimler Finance North America LLC, Company Guaranteed Notes, 1.998% (3-Month USD-LIBOR + 0.620%) due 10/30/19(a)(b)	4,627,166
3,400,000	BBB	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.350% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,439,168
1,000,000	BBB	General Motors Financial Co., Inc., Company Guaranteed Notes, 2.400% due 5/9/19	1,000,468
400,000	A-	Hyundai Capital America, Senior Unsecured Notes, 2.400% due 10/30/18(b)	399,794
		Hyundai Capital Services Inc., Senior Unsecured Notes:
1,600,000	A-	1.625% due 8/30/19	1,566,599
300,000	A-	1.625% due 8/30/19(b)(d)	293,737
		Navient Corp., Senior Unsecured Notes:
1,100,000	B+	5.500% due 1/15/19	1,129,700
1,000,000	B+	4.875% due 6/17/19	1,025,000
600,000	B+	8.000% due 3/25/20	655,500
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,700,000	A	2.009% (3-Month USD-LIBOR + 0.650%) due 7/13/22(a)(b)	1,697,729
1,000,000	A	2.021% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	1,003,457
1,500,000	BBB	RCI Banque SA, Senior Unsecured Notes, 3.500% due 4/3/18(b)	1,507,465
200,000	BBB+	VW Credit Inc., Company Guaranteed Notes, 2.250% due 3/23/18	200,208

		Total Consumer Finance	21,080,491

Diversified Financial Services - 3.9%
200,000	BBB-	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Company Guaranteed Notes, 3.750% due 5/15/19	203,590
		Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
500,000	A-	7.250% due 2/1/18	504,312
190,000	A3(f)	4.650% due 7/2/18	193,017
		BOC Aviation Ltd., Senior Unsecured Notes:
1,000,000	A-	3.000% due 5/23/22	995,782
500,000	A-	2.750% due 9/18/22	491,925
200,000	A-	2.750% due 9/18/22(b)	196,770
800,000	BBB-	Indian Railway Finance Corp., Ltd., Senior Unsecured Notes, 3.917% due 2/26/19	813,163

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Diversified Financial Services - 3.9% - (continued)
			International Lease Finance Corp.:
$ 900,000		BBB-	Senior Secured Notes, 7.125% due 9/1/18(b)	$932,731
			Senior Unsecured Notes:
600,000		BBB-	6.250% due 5/15/19	631,674
500,000		BBB-	8.250% due 12/15/20	576,124
1,500,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.500% due 5/16/18(b)	1,500,990
1,200,000		A-	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 2.361% (3-Month USD-LIBOR + 0.925%) due 2/20/19(a)	1,204,319
300,000	EUR	BBB	Nationwide Building Society, Subordinated Notes, 4.125% (5-Year EUR Swap Rate + 3.300%) due 3/20/23(a)	361,323
400,000		AA-	NTT Finance Corp., Senior Unsecured Notes, 1.863% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	401,782
			ORIX Corp., Senior Unsecured Notes:
200,000		A-	3.200% due 1/19/22	202,395
400,000		A-	2.900% due 7/18/22	399,498
1,600,000		A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 3.139% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	1,659,634

			Total Diversified Financial Services	11,269,029

Diversified Telecommunication Services - 2.4%
900,000		BBB+	AT&T Inc., Senior Unsecured Notes, 2.309% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	913,335
2,600,000		BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.774% (3-Month USD-LIBOR + 0.450%) due 9/19/19(a)(b)	2,605,925
200,000		A-	Ooredoo Tamweel Ltd., Senior Unsecured Notes, 3.039% due 12/3/18	201,424
300,000		BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.999% due 6/4/18	307,500
800,000		BBB	Telefonica Emisiones SAU, Company Guaranteed Notes, 3.192% due 4/27/18	804,006
2,200,000		BBB+	Verizon Communications Inc., Senior Unsecured Notes, 2.321% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	2,252,653

			Total Diversified Telecommunication Services	7,084,843

Electric Utilities - 1.5%
400,000		NR	Huaneng Hong Kong Capital Ltd., Company Guaranteed Notes, 3.375% due 6/11/18	401,180
800,000		BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 7.700% due 7/15/18(d)	827,979
1,000,000		BBB-	Metropolitan Edison Co., Senior Unsecured Notes, 7.700% due 1/15/19	1,056,252
1,000,000		BBB-	Origin Energy Finance Ltd., Company Guaranteed Notes, 3.500% due 10/9/18(b)	1,008,410
400,000		BBB+	Southern Co. (The), Senior Unsecured Notes, 2.950% due 7/1/23	400,864
500,000		BBB+	Southern Power Co., Senior Unsecured Notes, 1.986% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	500,063

			Total Electric Utilities	4,194,748

Electronic Equipment, Instruments & Components - 0.8%
300,000		BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	303,681
2,000,000		A-	Competition Team Technologies Ltd., Company Guaranteed Notes, 2.125% due 12/13/17	2,000,360

			Total Electronic Equipment, Instruments & Components	2,304,041

Energy Equipment & Services - 0.5%
1,400,000		BBB-	Energy Transfer LP, Senior Unsecured Notes, 2.500% due 6/15/18	1,403,077

Food Products - 0.2%
700,000		BBB-	Kraft Heinz Foods Co., Company Guaranteed Notes, 1.980% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	700,716

Health Care Providers & Services - 0.3%
1,000,000		BBB+	Cardinal Health Inc., Senior Unsecured Notes, 2.090% (3-Month USD-LIBOR + 0.770%) due 6/15/22(a)	1,002,765

Hotels, Restaurants & Leisure - 0.6%
			MGM Resorts International, Company Guaranteed Notes:
1,300,000		BB-	8.625% due 2/1/19	1,389,310
250,000		BB-	6.750% due 10/1/20	273,985

			Total Hotels, Restaurants & Leisure	1,663,295

Household Durables - 0.3%
900,000		BBB-	DR Horton Inc., Company Guaranteed Notes, 3.625% due 2/15/18	901,277

Household Products - 0.5%
1,500,000		A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 1.888% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	1,504,963

Insurance - 2.2%
1,500,000		A	AIA Group Ltd., Senior Unsecured Notes, 1.750% due 3/13/18	1,500,634

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance - 2.2% - (continued)
		American International Group Inc., Senior Unsecured Notes:
$ 700,000	BBB+	6.400% due 12/15/20	$779,372
500,000	BBB+	3.300% due 3/1/21	511,274
		Athene Global Funding, Secured Notes:
1,700,000	A-	2.564% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	1,723,679
1,000,000	A-	3.000% due 7/1/22(b)	993,054
500,000	BBB+	CNP Assurances, Subordinated Notes, 7.500% (6-Year USD Swap Rate + 6.481%)(a)(c)	522,539
400,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 2.060% (3-Month USD-LIBOR + 0.730%) due 6/27/22(a)(b)	404,729

		Total Insurance	6,435,281

Internet Software & Services - 1.3%
1,500,000	A3(f)	Baidu Inc., Senior Unsecured Notes, 3.250% due 8/6/18	1,509,703
2,200,000	BBB+	eBay Inc., Senior Unsecured Notes, 2.248% (3-Month USD-LIBOR + 0.870%) due 1/30/23(a)	2,207,290

		Total Internet Software & Services	3,716,993

Media - 1.4%
1,700,000	B+	DISH DBS Corp., Company Guaranteed Notes, 4.250% due 4/1/18	1,715,810
2,300,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	2,360,354

		Total Media	4,076,164

Metals & Mining - 0.7%
1,100,000	BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	1,101,004
800,000	A	Minera y Metalurgica del Boleo SA de CV, Company Guaranteed Notes, 2.875% due 5/7/19	803,254

		Total Metals & Mining	1,904,258

Multi-Utilities - 0.7%
2,000,000	BBB+	Sempra Energy, Senior Unsecured Notes, 1.732% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	2,001,032

Oil, Gas & Consumable Fuels - 4.4%
500,000	A	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	501,817
500,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 4.250% due 9/18/18	508,750
1,800,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 1.750% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	1,803,878
1,000,000	BBB	EQT Corp., Senior Unsecured Notes, 2.106% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	1,002,901
700,000	BBB-	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 5.950% due 2/15/18	705,647
1,600,000	BBB-	Kinder Morgan Finance Co. LLC, Company Guaranteed Notes, 6.000% due 1/15/18(b)	1,607,383
300,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 2.639% (3-Month USD-LIBOR + 1.280%) due 1/15/23(a)	304,723
500,000	BB-	Petrobras Global Finance BV, Senior Unsecured Notes, 8.375% due 12/10/18	531,450
		Petronas Capital Ltd., Company Guaranteed Notes:
750,000	A-	5.250% due 8/12/19(b)	786,065
500,000	A-	5.250% due 8/12/19	524,043
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 2.109% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,002,211
300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	322,782
600,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 2.270% (3-Month USD-LIBOR + 0.920%) due 4/10/19(a)	602,938
1,500,000	A+	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.125% due 5/3/19	1,492,404

		Total Oil, Gas & Consumable Fuels	12,696,992

Pharmaceuticals - 3.6%
2,500,000	BBB	Allergan Funding SCS, Company Guaranteed Notes, 2.390% (3-Month USD-LIBOR + 1.080%) due 3/12/18(a)	2,505,826
2,000,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 2.103% (3-Month USD-LIBOR + 0.780%) due 6/22/18(a)	2,005,019
2,500,000	BBB-	Mylan Inc., Company Guaranteed Notes, 2.600% due 6/24/18	2,508,246
		Mylan NV, Company Guaranteed Notes:
200,000	BBB-	3.000% due 12/15/18	201,392
200,000	BBB-	3.150% due 6/15/21	201,269
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
2,400,000	BBB-	1.400% due 7/20/18	2,378,556
500,000	BBB-	1.700% due 7/19/19	484,115

		Total Pharmaceuticals	10,284,423

Real Estate Management & Development - 0.4%
1,200,000	AA-	Qatari Diar Finance Co., Government Guaranteed Notes, 5.000% due 7/21/20	1,261,567

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Semiconductors & Semiconductor Equipment - 0.9%
$700,000	BBB-	NXP BV / NXP Funding LLC, Company Guaranteed Notes, 5.750% due 3/15/23(b)	$726,250
1,750,000	A	QUALCOMM Inc., Senior Unsecured Notes, 2.108% (3-Month USD-LIBOR + 0.730%) due 1/30/23(a)	1,739,959

		Total Semiconductors & Semiconductor Equipment	2,466,209

Specialty Retail - 1.2%
225,000	BBB-	Marks & Spencer PLC, Senior Unsecured Notes, 6.250% due 12/1/17(b)	225,000
3,100,000	BBB-	QVC Inc., Senior Secured Notes, 3.125% due 4/1/19	3,120,267

		Total Specialty Retail	3,345,267

Technology Hardware, Storage & Peripherals - 1.2%
1,700,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 3.480% due 6/1/19(b)	1,722,325
1,800,000	BB-	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	1,794,709

		Total Technology Hardware, Storage & Peripherals	3,517,034

Tobacco - 2.0%
1,000,000	BBB+	BAT Capital Corp., Company Guaranteed Notes, 2.296% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)(b)	1,012,656
2,740,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.050% due 2/11/18(b)	2,740,648
2,000,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	2,004,286

		Total Tobacco	5,757,590

Transportation Infrastructure - 0.2%
600,000	BBB-	Asciano Finance Ltd., Company Guaranteed Notes, 5.000% due 4/7/18(b)	605,290

		TOTAL CORPORATE BONDS & NOTES (Cost - $167,184,138)	167,676,143

U.S. GOVERNMENT OBLIGATIONS - 18.9%
5,347,700		U.S. Treasury Inflation Indexed Notes, 0.375% due 7/15/27	5,261,123
		U.S. Treasury Notes:
6,000,000		1.875% due 7/31/22	5,931,914
14,800,000		2.000% due 10/31/22	14,706,922
17,900,000		2.000% due 11/30/22	17,779,035
11,400,000		2.375% due 5/15/27	11,353,020

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $55,274,125)	55,032,014

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.2%
75,413	AAA	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 1.909% (1-Month USD-LIBOR + 0.580%) due 2/25/45(a)	75,504
900,000	AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 2.337% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	901,799
800,000	Aaa(f)	Babson CLO Ltd., Series 2014-IIA, Class AR, 2.503% (3-Month USD-LIBOR + 1.150%) due 10/17/26(a)(b)	802,406
1,000,000	AAA	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 2.470% (1-Month USD-LIBOR + 1.220%) due 1/15/28(a)(b)	1,002,498
353,478	Aaa(f)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.680% (1-Month USD-LIBOR + 1.430%) due 11/15/33(a)(b)	354,117
		Bayview Opportunity Master Fund IIIb Trust:
431,498	NR	Series 2017-RN2, Class A1, 3.475% due 4/28/32(a)(b)	434,218
870,901	NR	Series 2017-RN6, Class A1, step bond to yield, 3.105% due 8/28/32(b)	871,927
631,453	NR	Bayview Opportunity Master Fund IVb Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.105% due 7/28/32(b)	631,092
1,087,012	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 1.989% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	1,061,717
1,500,000	AAA	BlueMountain CLO Ltd., Series 2013-3A, Class AR, 2.268% (3-Month USD-LIBOR + 0.890%) due 10/29/25(a)(b)	1,499,940
1,000,000	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.708% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	1,002,365
1,000,000	AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 2.100% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	997,631
400,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 2.250% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	401,730
395,176	Aaa(f)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 2.766% (1-Month USD-LIBOR + 1.500%) due 7/17/33(a)(b)	398,000
296,476	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(b)	300,245

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.2% - (continued)
$874,811	B+	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 2.184% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	$865,184
325,000	A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(b)(d)	323,423
452,402	AAA	Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.538% (3-Month USD-LIBOR + 1.210%) due 12/24/23(a)(b)	453,737
260,333	AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 1.683% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	259,331
800,000	AAA	Fortress Credit BSL II Ltd., Series 2013-2A, Class A1FR, 2.507% (3-Month USD-LIBOR + 1.150%) due 10/19/25(a)(b)	800,351
1,500,000	Aaa(f)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 1.787% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	1,501,906
		Government National Mortgage Association (GNMA):
2,539,727	NR	Series 2016-H06, Class FD, 2.153% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,573,071
2,010,678	NR	Series 2017-H15, Class FE, 2.530% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	2,079,615
1,000,000	AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 2.093% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	1,000,839
500,000	Aaa(f)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	519,180
222,448	B	Impac CMB Trust, Series 2004-10, Class 1A1, 1.969% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	217,599
666,691	Aaa(f)	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.551% (1-Month USD-LIBOR + 1.300%) due 8/17/32(a)(b)	670,845
1,200,000	Aaa(f)	JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class AR, 2.593% (3-Month USD-LIBOR + 1.240%) due 10/17/25(a)(b)	1,202,779
2,700,000	AAA	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class A, 2.068% (1-Month USD-LIBOR + 0.830%) due 7/15/34(a)(b)	2,708,654
1,300,000	Aaa(f)	Ladder Capital Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.130% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(b)(e)	1,300,094
800,000	AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 2.693% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	802,924
1,000,000	AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.311% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)(d)	1,000,433
1,494,328	AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 2.159% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,500,103
400,000	B-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 1.769% (1-Month USD-LIBOR + 0.440%) due 1/25/36(a)	397,608
1,000,000	(P)AAA	OCP CLO 2015-10 Ltd., Series 2015-10A, Class A1R, 0.000% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)(d)(i)	1,000,000
1,500,000	AAA	OCP CLO Ltd., Series 2015-9A, Class A1R, 2.159% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,497,205
600,000	AAA	Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R, 2.367% (3-Month USD-LIBOR + 1.000%) due 10/25/25(a)(b)	600,697
467,535	AAA	Palmer Square Loan Funding Ltd., Series 2016-3A, Class A1, 2.509% (3-Month USD-LIBOR + 1.150%) due 1/15/25(a)(b)	468,048
295,588	AAA(g)	PFP Ltd., Series 2017-4, Class A, 2.117% (1-Month USD-LIBOR + 0.880%) due 7/14/35(a)(b)	296,142
596,938	AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 3.162% due 10/25/35(a)(b)	604,434
		SoFi Consumer Loan Program LLC:
157,642	AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	158,416
340,914	(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	339,744
209,622	NR	Stanwich Mortgage Loan Co., Series 2016-NPA1, Class , 3.844% due 10/16/46(a)(b)	209,118
600,000	AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 2.133% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	601,125
1,962,971	Aaa(f)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.929% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	1,972,263
500,000	NR	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, step bond to yield, 3.352% due 11/27/37(b)(d)	500,000
800,000	AAA	Venture XVII CLO Ltd., Series 2014-17A, Class AR, 2.439% (3-Month USD-LIBOR + 1.080%) due 7/15/26(a)(b)	800,011
1,621,407	NR	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(b)	1,632,617
460,773	NR	VOLT LV LLC, Series 2017-NPL2, Class A1, step bond to yield, 3.500% due 3/25/47(b)	463,917
555,331	NR	VOLT LVIII LLC, Series 2017-NPL5, Class A1, step bond to yield, 3.375% due 5/28/47(b)	558,501
297,471	NR	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	298,744

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.2% - (continued)
$1,182,569		NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	$1,187,975
1,000,000		NR	VOLT LXIII LLC, Series 2017-NP10, Class A1, step bond to yield, 3.000% due 10/25/47(b)(d)	1,001,499
1,325,917		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.619% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	1,334,183
500,000		(P)AAA	Wells Fargo Commercial Mortgage Trust, Series 2017-HSDB, Class A, 2.097% (1-Month USD-LIBOR + 0.850%) due 12/13/23(a)(b)(d)	500,937

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $46,694,468)	46,938,441

SOVEREIGN BONDS - 3.8%
India - 0.6%
			Export-Import Bank of India:
200,000		BBB-	3.875% due 10/2/19	204,814
1,500,000		BBB-	2.750% due 4/1/20	1,505,717

			Total India	1,710,531

Japan - 3.2%
			Japan Bank for International Cooperation:
800,000		A+	2.032% (3-Month USD-LIBOR + 0.570%) due 2/24/20(a)	805,639
3,200,000		A+	1.753% (3-Month USD-LIBOR + 0.390%) due 7/21/20(a)	3,212,728
			Japan Finance Organization for Municipalities:
200,000,000	JPY	A+	1.770% due 12/20/17	1,778,560
3,000,000		A+	2.500% due 9/12/18(b)	3,006,728
500,000		A+	Tokyo Metropolitan Government, 2.500% due 6/8/22(b)	498,825

			Total Japan	9,302,480

			TOTAL SOVEREIGN BONDS (Cost - $11,056,372)	11,013,011

ASSET-BACKED SECURITIES - 3.3%
Student Loans - 3.3%
914,457		Aaa(f)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 2.378% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	919,599
356,920		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 2.217% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	357,122
180,217		Aaa(f)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	180,683
345,610		Aaa(f)	Navient Student Loan Trust, Series 2016-5A, Class A, 2.578% (1-Month USD-LIBOR + 1.250%) due 6/25/65(a)(b)	353,388
808,779		AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 1.497% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	796,963
959,228		AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 1.476% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	950,929
			SLM Student Loan Trust:
471,501		AAA	Series 2003-10A, Class A3, 1.790% (3-Month USD-LIBOR + 0.550%) due 12/15/27(a)(b)	472,874
1,500,000		AAA	Series 2005-5, Class A4, 1.507% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,492,179
1,321,090		AA+	Series 2008-5, Class A4, 3.067% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	1,358,970
1,000,000		AA+	Series 2008-7, Class A4, 2.267% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	1,006,064
250,000		AA+	Series 2008-8, Class A4, 2.867% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	256,891
1,266,049		AA+	Utah State Board of Regents, Series 2017-1, Class A, 2.078% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	1,269,986

			TOTAL ASSET-BACKED SECURITIES (Cost - $9,361,370)	9,415,648

SENIOR LOANS - 0.9%
186,527		NR	AWAS Aviation Capital Ltd., 3.582% (3-Month USD-LIBOR + 2.250% /1-Month USD-LIBOR+2.250%) due 3/28/18(d)(e)	186,527
1,700,000		NR	Energy Future Intermediate Holdings Co. LLC, 4.347% (1-Month USD-LIBOR + 3.000%) due 6/30/18	1,707,590
592,446		NR	Las Vegas Sands LLC, 3.350% (1-Month USD-LIBOR + 2.000%) due 3/29/24	595,779

			TOTAL SENIOR LOANS (Cost - $2,482,987)	2,489,896

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BOND - 0.6%
Washington - 0.6%
$1,600,000			Washington Health Care Facilities Authority, 2.020% (SIFMA Municipal Swap Index Yield + 1.050%) due 1/1/42 (Cost - $1,600,000)(a)	$1,604,304

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $293,653,460)	294,169,457

Face Amount†
SHORT-TERM INVESTMENTS - 40.2%
COMMERCIAL PAPERS - 6.1%
3,200,000			Enbridge Energy Partners LP, 2.003% due 12/26/17(b)(d)(h)	3,195,556
500,000			Eni Finance USA Inc., 2.020% due 5/7/18(h)	495,682
1,400,000			Equifax Inc., 2.007% due 12/18/17(h)	1,398,678
900,000			Ford Motor Credit Co. LLC, 1.989% due 6/1/18(h)	891,128
2,700,000			Glencore Funding LLC, 1.657% due 1/19/18(h)	2,693,936
3,000,000			Marriott International Inc., 1.574% due 1/30/18(h)	2,992,150
3,000,000			ONEOK Inc., 1.901% due 12/4/17(b)(h)	2,999,525
			Syngenta Wilmington Inc.:
2,500,000			2.813% due 12/12/17(b)(h)	2,497,861
500,000			3.117% due 1/4/18(b)(d)(h)	498,536

			TOTAL COMMERCIAL PAPERS (Cost - $17,663,052)	17,663,052

SOVEREIGN BOND - 0.1%
110,000	MYR	F1(g)	Malaysia Treasury Bills, 2.950% due 1/19/18(h) (Cost - $25,660)	26,792

TIME DEPOSITS - 0.3%
			BBH - Grand Cayman:
4,167	DKK		(0.800)% due 12/1/17	666
757	EUR		(0.568)% due 12/1/17	901
58,889	JPY		(0.230)% due 12/1/17	523
24,081	CAD		0.250% due 12/1/17	18,664
894	AUD		0.446% due 12/1/17	676
819,789			BNP Paribas - Paris, 0.600% due 12/1/17	819,789
54,523	GBP		Citibank - London, 0.155% due 12/1/17	73,737

			TOTAL TIME DEPOSITS (Cost - $914,956)	914,956

U.S. GOVERNMENT OBLIGATION - 33.7%
97,600,000		AA+	U.S. Treasury Bills, 1.170% due 12/28/17(h) (Cost - $97,514,463)	97,514,463

			TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $116,118,131)	116,119,263

			TOTAL INVESTMENTS - 141.9% (Cost - $409,771,591)	410,288,720

			Liabilities in Excess of Other Assets - (41.9)%	(121,093,655)

			TOTAL NET ASSETS - 100.0%	$289,195,065

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2017, amounts to approximately $96,784,438 and represents 33.47% of net assets.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rating by Moody’s Investors Service.
(g)	Rating by Fitch Ratings Service.
(h)	Rate shown represents yield-to-maturity.
(i)	Security that used significant unobservable inputs to determine fair value.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2017, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ultra-Short Term Fixed Income Fund	$409,814,344	$3,990,193	$(3,023,132)	$967,061

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Company Limited

Summary of Investments by Security Type^
Corporate Bonds & Notes	40.9%
U.S. Government Agencies & Obligations	13.4
Collateralized Mortgage Obligations	11.4
Sovereign Bonds	2.7
Asset-Backed Securities	2.3
Senior Loans	0.6
Municipal Bond	0.4
Short-Term Investments	28.3

100.0%

^	As a percentage of total investments.

At November 30, 2017, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	285	12/18	$69,897,513	$69,771,563	$(125,950)
90-Day Eurodollar June Futures	283	6/18	69,683,561	69,409,288	(274,273)
90-Day Eurodollar March Futures	567	3/18	139,670,718	139,276,462	(394,256)
Bank Accept March Futures	76	3/19	14,410,192	14,435,730	25,538

					(768,941)

Contracts to Sell:
90-Day Eurodollar December Futures	285	12/19	69,758,724	69,636,188	122,536
90-Day Eurodollar June Futures	283	6/19	69,554,407	69,207,650	346,757
90-Day Eurodollar March Futures	567	3/19	139,390,593	138,730,725	659,868
U.S. Treasury 2-Year Note March Futures	573	3/18	122,926,406	122,854,781	71,625
U.S. Treasury 10-Year Note March Futures	49	3/18	6,118,169	6,078,297	39,872
U.S. Treasury Ultra Long Bond March Futures	34	3/18	5,682,219	5,605,750	76,469
United Kingdom Treasury 10-Year Gilt March Futures	52	3/18	8,741,021	8,692,145	48,876

					1,366,003

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts.					$597,062

At November 30, 2017, Ultra-Short Term Fixed Income Fund had deposited cash of $831,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2017, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,535,000	USD	1,178,644	MLP	$1,161,074	12/4/17	$(17,570)
Australian Dollar	1,806,000	USD	1,383,029	MLP	1,366,058	12/4/17	(16,971)
Australian Dollar	5,556,000	USD	4,217,004	MLP	4,202,558	12/4/17	(14,446)
Canadian Dollar	10,920,000	USD	8,492,668	MLP	8,463,476	12/4/17	(29,192)
Japanese Yen	100,000,000	USD	878,225	BNP	888,534	12/4/17	10,309
Japanese Yen	237,500,000	USD	2,127,183	BNP	2,110,267	12/4/17	(16,916)
Mexican Peso	3,224,806	USD	167,000	BNP	172,690	12/15/17	5,690

							(79,096)

Contracts to Sell:
Australian Dollar	8,897,000	USD	6,794,808	BNP	6,729,690	12/4/17	65,118
Australian Dollar	5,556,000	USD	4,216,032	MLP	4,201,716	1/10/18	14,316
British Pound	1,710,000	USD	2,277,480	JPM	2,312,604	12/4/17	(35,124)
British Pound	70,000	USD	91,890	JPM	94,668	12/4/17	(2,778)
Canadian Dollar	3,646,000	USD	2,859,767	JPM	2,825,809	12/4/17	33,958
Canadian Dollar	7,274,000	USD	5,669,525	MLP	5,637,668	12/4/17	31,857
Canadian Dollar	10,920,000	USD	8,498,054	MLP	8,468,845	1/10/18	29,209
Euro	312,000	USD	363,717	BNP	371,358	12/4/17	(7,641)
Japanese Yen	100,000,000	USD	878,587	JPM	888,533	12/4/17	(9,946)
Japanese Yen	237,500,000	USD	2,133,120	JPM	2,110,267	12/4/17	22,853
Japanese Yen	200,000,000	USD	1,794,688	JPM	1,778,670	12/20/17	16,018
Japanese Yen	237,500,000	USD	2,131,993	BNP	2,115,071	1/10/18	16,922
Malaysian Ringgit	110,000	USD	25,674	BNP	26,848	1/23/18	(1,174)
Mexican Peso	3,617,758	USD	199,758	BNP	193,733	12/15/17	6,025
Mexican Peso	1,654,000	USD	85,891	HSBC	88,573	12/15/17	(2,682)

							176,931

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$97,835

At November 30, 2017, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.798%	9/6/21	28-Day	MXN	94,200,000	$(264,622)	$(288,878)	$24,256
Pay	28-Day MXN TIIE Banxico	7.150%	6/11/27	28-Day	MXN	18,700,000	(25,913)	(1,947)	(23,966)
Receive	3-Month USD-LIBOR	1.500%	6/21/27	6-Month	USD	11,000,000	828,872	872,410	(43,538)
Pay	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	67,300,000	4,989	410,073	(405,084)
Receive	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	27,900,000	(34,617)	(360,295)	325,678

							$508,709	$631,363	$(122,654)

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
1-Month USD-LIBOR+0.095%	3-Month USD-LIBOR	5/21/22	USD	147,600,000	$(16,791)	$—	$(16,791)

At November 30, 2017, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/17(2)	Notional Amounts (3)		Market Value	Upfront Premiums (Received)	Unrealized (Depreciation)
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.182%	USD	7,800,000	$(694,130)	$(588,610)	$(105,520)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At 30 November, 2017, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $739,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit

Counterparty Abbreviations used in this schedule:

BNP	—	BNP Paribas SA
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.

See pages 202-203 for definitions of ratings.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$218,695,268	$218,695,268	$—	$—
Consumer Staples	146,126,421	146,126,421	—	—
Energy	114,160,620	114,160,620	—	—
Financials	217,340,671	217,340,671	—	—
Health Care	268,650,863	268,650,863	—	—
Industrials	157,215,473	157,215,473	—	—
Information Technology	461,920,653	461,920,653	—	—
Materials	66,150,719	66,150,719	—	—
Real Estate	41,595,304	41,595,304	—	—
Telecommunication Services	31,897,303	31,897,303	—	—
Utilities	36,898,782	36,898,782	—	—
Short-Term Investments:
Money Market Fund	7,594,155	7,594,155	—	—
Time Deposits	22,412,733	—	22,412,733	—

Total Investments, at value	$1,790,658,965	$1,768,246,232	$22,412,733	$—

Other Financial Instruments - Assets
Futures Contracts	$232,689	$232,689	$—	$—

Total Other Financial Instruments - Assets	$232,689	$232,689	$—	$—

	Total Fair Value at November 30, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$86,360,427		$86,360,427	$—	$—
Consumer Staples	10,182,894		10,182,894	—	—
Energy	20,582,919		20,582,919	—	—
Financials	88,547,378		88,547,378	—	—
Health Care	95,717,432		95,717,432	—	—
Industrials	140,678,801		140,678,801	—	—
Information Technology	137,414,997		137,414,997	—	—
Materials	47,801,798	*	47,801,798	—	—	*
Real Estate	39,769,108		39,769,108	—	—
Telecommunication Services	1,488,527		1,488,527	—	—
Utilities	13,425,854		13,425,854	—	—
Closed End Mutual Fund Security:
Financials	32,585,817		32,585,817	—	—
Convertible Preferred Stock:
Utilities	368,730		368,730	—	—
Corporate Bond & Note	378,372		—	378,372	—
Short-Term Investments:
Money Market Fund	29,281,938		29,281,938	—	—
Time Deposits	26,966,227		—	26,966,227	—

Total Investments, at value	$771,551,219	*	$744,206,620	$27,344,599	$—	*

Other Financial Instruments - Assets
Futures Contracts	$362,198		$362,198	$—	$—

Total Other Financial Instruments - Assets	$362,198		$362,198	$—	$—

	Total Fair Value at November 30, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at value
Common Stocks:
France	$118,702,209		$181,809	$118,520,400	$—
Germany	142,762,164		131,318	142,630,846	—
Japan	235,814,864		218,993	235,595,871	—
Switzerland	125,459,541		138,822	125,320,719	—
United Kingdom	213,046,324		—	213,046,324	—
Other Countries**	423,237,964		77,031,492	346,206,472	—
Preferred Stocks:
Brazil	1,893,859		1,893,859	—	—
Germany	20,040,406		—	20,040,406	—
Closed End Mutual Fund Security:
United States	187,999		187,999	—	—
Right:
United Kingdom	2,229		—	—	2,229
Short-Term Investments:
Money Market Fund	8,084,302		8,084,302	—	—
Time Deposits	62,908,055		—	62,908,055	—

Total - Investments, at value	$1,352,139,916		$87,868,594	$1,264,269,093	$2,229

Other Financial Instruments - Assets
Futures Contracts	$48,047		$48,047	$—	$—

Total Other Financial Instruments - Assets	$48,047		$48,047	$—	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(1,229)		$(1,229)	$—	$—

Total Other Financial Instruments - Liabilities	$(1,229)		$(1,229)	$—	$—

.

	Total Fair Value at November 30, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$31,891,429		$31,884,806	$6,623		$—
China	118,446,825	*	42,370,988	76,075,837	*	—
India	29,212,053		1,936,459	27,275,594		—
Russia	26,223,725	*	12,177,112	14,046,613	*	—
South Africa	35,129,787		—	35,129,787		—
South Korea	51,949,667		232,438	51,717,229		—
Taiwan	38,040,746		335,827	37,704,919		—
Other Countries**	138,429,548		39,467,423	98,962,125		—
Preferred Stocks:
Brazil	4,469,673		4,469,673	—		—
Chile	179,232		179,232	—		—
Colombia	1,666,411		1,666,411	—		—
Russia	173,680		—	173,680		—
South Korea	11,117,562		—	11,117,562		—
Short-Term Investments:
Money Market Fund	3,204,545		3,204,545	—		—
Time Deposits	14,541,326		—	14,541,326		—

Total - Investments, at value	$504,676,209	*	$137,924,914	$366,751,295	*	$—

Other Financial Instruments - Assets
Futures Contracts	$34,574		$34,574	$—		$—

Total Other Financial Instruments - Assets	$34,574		$34,574	$—		$—

	Total Fair Value at November 30, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$202,999,074		$—	$202,999,074		$—
Corporate Bonds & Notes	201,376,388	*	—	201,376,388		—	*
Mortgage-Backed Securities	183,221,352		—	183,221,352		—
Collateralized Mortgage Obligations	78,718,551		—	78,718,551		—
Sovereign Bonds	17,228,155		—	17,228,155		—
Senior Loans	14,324,287		—	14,324,287		—
Asset-Backed Securities	14,235,969		—	14,235,969		—
Municipal Bonds	2,575,852		—	2,575,852		—
Preferred Stock:
Financials	99,256		99,256	—		—
Purchased Options	61,314		61,314	—		—
Short-Term Investments:
Money Market Fund	458,156		458,156	—		—
Repurchase Agreement	19,000,000		—	19,000,000		—
Sovereign Bond	8,889,653		—	8,889,653		—
Time Deposits	16,373,217		—	16,373,217		—
U.S. Government Agencies	3,782,221		—	3,782,221		—
U.S. Government Obligations	5,763,514		—	5,763,514		—

Total Investments, at value	$769,106,959	*	$618,726	$768,488,233		$—	*

Other Financial Instruments - Assets
Futures Contracts	$416,462		$416,462	$—		$—
Forward Foreign Currency Contracts	119,125		—	119,125		—
Centrally Cleared Interest Rate Swaps	32,597		—	32,597		—

Total Other Financial Instruments - Assets	$568,184		$416,462	$151,722		$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(36,499)		$(36,499)	$—		$—
Futures Contracts	(383,096)		(383,096)	—		—
Forward Foreign Currency Contracts	(104,806)		—	(104,806)		—

Total Other Financial Instruments - Liabilities	$(524,401)		$(419,595)	$(104,806)		$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at value
Corporate Bonds & Notes	$157,207,821 *	$—	$156,410,627	$797,194	*
Senior Loans	4,975,138	—	4,975,138	—
Collateralized Mortgage Obligations	479,909	—	479,909	—
Sovereign Bond	566,500	—	566,500	—
Preferred Stocks:
Energy	521,865	472,390	7,070	42,405
Financials	593,159	593,159	—	—
Common Stocks:
Consumer Discretionary	135,718	30,315	—	105,403
Energy	608,868	582,630	—	26,238
Financials	— *	—	—	—	*
Materials	153,338	153,338	—	—
Convertible Preferred Stock:
Energy	254,250	—	254,250	—
Short-Term Investments:
Money Market Fund	3,686,622	3,686,622	—	—
Time Deposits	7,777,885	—	7,777,885	—

Total Investments, at value	$176,961,073 *	$5,518,454	$170,471,379	$971,240	*

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at value
Corporate Bonds & Notes
Denmark	$8,606,441	$—	$8,606,441	$—
Sweden	7,485,339	—	7,485,339	—
United States	13,673,741	—	13,673,741	—
Other Countries**	26,171,571	—	26,171,571	—
Sovereign Bonds
Japan	13,416,515	—	13,416,515	—
Spain	7,852,749	—	7,852,749	—
Other Countries**	32,191,848	—	32,191,848	—
Collateralized Mortgage Obligations	28,603,170	—	28,603,170	—
Mortgage-Backed Securities	19,585,870	—	19,585,870	—
U.S. Government Obligations	5,763,521	—	5,763,521	—
Senior Loan	192,105	—	192,105	—
Asset-Backed Security	123,739	—	123,739	—
Municipal Bond	37,443	—	37,443	—
Purchased Options	41,436	5,350	36,086	—
Short-Term Investments:
Sovereign Bonds:
Italy	7,394,061	—	7,394,061	—
Japan	10,934,580	—	10,934,580	—
Time Deposits	2,098,816	—	2,098,816	—
U.S. Government Obligations	1,046,511	—	1,046,511	—

Total - Investments, at value	$185,219,456	$5,350	$185,214,106	$—

Other Financial Instruments - Assets
Futures Contracts	$169,951	$169,951	$—	$—
Forward Foreign Currency Contracts	1,055,443	—	1,055,443	—
OTC Interest Rate Swaps	53,012	—	53,012	—
Centrally Cleared Interest Rate Swaps	1,628,224	—	1,628,224	—
OTC Volatility Swaps	1,392	—	1,392	—
OTC Credit Default Swaps	2,362	—	2,362	—
Centrally Cleared Credit Default Swaps	47,044	—	47,044	—
OTC Cross Currency Swaps	1,490,876	—	1,490,876	—

Total Other Financial Instruments - Assets	$4,448,304	$169,951	$4,278,353	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(48,310)	$(275)	$(48,035)	$—
Reverse Repurchase Agreements	(19,235,321)	—	(19,235,321)	—
Forward Sale Commitments	(7,380,978)	—	(7,380,978)	—
Futures Contracts	(282,328)	(282,328)	—	—
Forward Foreign Currency Contracts	(2,556,971)	—	(2,556,971)	—
Centrally Cleared Interest Rate Swaps	(557,665)	—	(557,665)	—
OTC Volatility Swaps	(3,088)	—	(3,088)	—
OTC Credit Default Swaps	(56,367)	—	(56,367)	—
Centrally Cleared Credit Default Swaps	(362,819)	—	(362,819)	—
OTC Cross Currency Swaps	(44,751)	—	(44,751)	—

Total Other Financial Instruments - Liabilities	$(30,528,598)	$(282,603)	$(30,245,995)	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at value
Municipal Bonds	$54,427,351	$—	$54,427,351	$—
Short-Term Investments:
Time Deposits	1,499,893	—	1,499,893	—

Total Investments, at value	$55,927,244	$—	$55,927,244	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$230,283,488	$—	$230,283,488	$—
Sovereign Bonds	16,320,277	—	16,320,277	—
Corporate Bonds & Notes	7,169,119	—	7,169,119	—
Collateralized Mortgage Obligations	5,036,368	—	5,036,368	—
Asset-Backed Security	274,115	—	274,115	—
Purchased Options	56,880	—	56,880	—
Short-Term Investments:
Sovereign Bonds	858,070	—	858,070	—
Time Deposits	1,763,590	—	1,763,590	—

Total Investments, at value	$261,761,907	$—	$261,761,907	$—

Other Financial Instruments - Assets
Futures Contracts	$163,990	$163,990	$—	$—
Forward Foreign Currency Contracts	191,280	—	191,280	—
Centrally Cleared Interest Rate Swaps	525,366	—	525,366	—
Centrally Cleared Inflation Rate Swaps	81,978	—	81,978	—
OTC Credit Default Swaps	61,205	—	61,205	—

Total Other Financial Instruments - Assets	$1,023,819	$163,990	$859,829	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(31,221)	$(30,072)	$(1,149)	$—
Reverse Repurchase Agreements	(66,404,550)	—	(66,404,550)	—
Futures Contracts	(101,984)	(101,984)	—	—
Forward Foreign Currency Contracts	(607,067)	—	(607,067)	—
Centrally Cleared Interest Rate Swaps	(129,318)	—	(129,318)	—
Centrally Cleared Inflation Rate Swaps	(20,061)	—	(20,061)	—
Centrally Cleared Credit Default Swaps	(31,076)	—	(31,076)	—

Total Other Financial Instruments - Liabilities	$(67,325,277)	$(132,056)	$(67,193,221)	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$167,676,143	$—	$167,676,143	$—
U.S. Government Obligations	55,032,014		55,032,014	—
Collateralized Mortgage Obligations	46,938,441	—	45,938,441	1,000,000
Sovereign Bonds	11,013,011	—	11,013,011	—
Asset-Backed Securities	9,415,648	—	9,415,648	—
Senior Loans	2,489,896	—	2,489,896	—
Municipal Bond	1,604,304	—	1,604,304	—
Short-Term Investments:
Commercial Papers	17,663,052	—	17,663,052	—
Sovereign Bond	26,792	—	26,792	—
Time Deposits	914,956	—	914,956	—
U.S. Government Obligation	97,514,463	—	97,514,463	—

Total Investments, at value	$410,288,720	$—	$409,288,720	$1,000,000

Other Financial Instruments - Assets
Futures Contracts	$1,391,541	$1,391,541	$—	$—
Forward Foreign Currency Contracts	252,275	—	252,275	—
Centrally Cleared Interest Rate Swaps	349,934	—	349,934	—

Total Other Financial Instruments - Assets	$1,993,750	$1,391,541	$602,209	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(794,479)	$(794,479)	$—	$—
Forward Foreign Currency Contracts	(154,440)	—	(154,440)	—
Centrally Cleared Interest Rate Swaps	(489,379)	—	(489,379)	—
Centrally Cleared Credit Default Swap	(105,520)	—	(105,520)	—

Total Other Financial Instruments - Liabilities	$(1,543,818)	$(794,479)	$(749,339)	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

During the period ended November 30, 2017 Emerging Markets Equity Fund had a transfer from level 1 to level 2 of $39,974 and from level 3 to level 2 of $0. High Yield Fund had a transfer from level 1 to level 2 of $254,250. Ultra-Short Term Fixed Income Fund had a transfer from level 3 to level 2 of $1,058,454.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2017, through November 30, 2017:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Convertible Preferred Stocks	Senior Loans	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2017	$—	*	$—	$—	*	$—	$—	$—	$—
Total realized gain (loss)	—		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—	—	—	—
Purchases	—		—	—		—	—	—	—
(Sales)	—		—	—		—	—	—	—
Transfers In	—		—	—		—	—	—	—
Transfers Out	—		—	—		—	—	—	—

Balance as of November 30, 2017	$—	*	$—	$—	*	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$—		$—	$—		$—	$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Convertible Preferred Stocks	Senior Loans	Rights
International Equity Fund
Balance as of August 31, 2017	$—		$—	$—		$—	$—	$—	$—
Total realized gain (loss)	—		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)	2,229		—	—		—	—	—	2,229
Purchases	—		—	—		—	—	—	—
(Sales)	—		—	—		—	—	—	—
Transfers In	—		—	—		—	—	—	—
Transfers Out	—		—	—		—	—	—	—

Balance as of November 30, 2017	$2,229		$—	$—		$—	$—	$—	$2,229

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$2,229		$—	$—		$—	$—	$—	$2,229

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2017	$30,931	*	$—	$30,931	*	$—		$—	$—	$—	*
Total realized gain (loss)	(10,193)		—	(10,193)		—		—	—	—
Change in unrealized appreciation (depreciation)	10,380		—	10,380		—		—	—	—
Purchases	—		—	—		—		—	—	—
(Sales)	(31,118	)*	—	(31,118)		—		—	—	—	*
Transfers In	—		—	—		—		—	—	—
Transfers Out	—	*	—	—	*	—		—	—	—

Balance as of November 30, 2017	$—		$—	$—		$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$—		$—	$—		$—		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Core Fixed Income Fund
Balance as of August 31, 2017	$—	*	$—	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—		—	—	—
Purchases	—		—	—		—		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of November 30, 2017	$—	*	$—	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$—		$—	$—		$—		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
High Yield Fund
Balance as of August 31, 2017	$937,430	*	$—	$110,232	*	$784,793	*	$42,405	$—	$—
Total realized gain (loss)	(1,012,259)		—	(1,012,259)		—		—	—	—
Accrued discounts (premiums)	1,891		—	—		1,891		—	—	—
Change in unrealized appreciation (depreciation)	1,043,474		—	1,038,031		5,443		—	—	—
Purchases	5,067		—	—		5,067		—	—	—
(Sales)	(4,363)		—	(4,363)		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of November 30, 2017	$971,240	*	$—	$131,641	*	$797,194	*	$42,405	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$32,948		$—	$26,329		$6,619		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2017	$1,053,309		$1,000,114	$—		$—		$—	$53,195	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Accrued discounts (premium)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	909		911	—		—		—	(2)	—
Purchases	1,000,000		1,000,000	—		—		—	—	—
(Sales)	(129,099)		(129,099)	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	(925,119)		(871,926)	—		—		—	(53,193)	—

Balance as of November 30, 2017	$1,000,000		$1,000,000	$—		$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$—		$—	$—		$—		$—	$—	$—

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes and inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances. See Note 1(x).

At November 30, 2017, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$7,435,266	$7,594,155
Small-Mid Cap Equity Fund	28,836,349	29,281,938
International Equity Fund	7,741,778	8,084,302
Emerging Markets Equity Fund	3,012,109	3,204,545
Core Fixed Income Fund	440,736	458,156
High Yield Fund	3,559,560	3,686,622

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2017 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Fund has sufficient cash/securities to cover commitments.

The following table summarizes the Ultra-Short Term Fixed Income Fund’s partially unfunded loans positions as of November 30, 2017.

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation
AWAS Aviation Capital Ltd.	$213,473	$213,473	$213,473	$—

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2017 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2017 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2017.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2017 have been disclosed under respective schedules of investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli Chief Executive Officer

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer

Date: January 29, 2018

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer

Date: January 29, 2018